UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-58433

BMO Funds, Inc.

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Address of principal executive offices)(zip code)

John M. Blaser

BMO Asset Management Corp.

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: May 31, 2017

Item 1. Schedule of Investments

BMO Funds, Inc.

Schedule of Investments

May 31, 2017 (Unaudited)

Low Volatility Equity Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2017

(Unaudited)

Description	Shares	Value
Common Stocks - 98.6%

Consumer Discretionary - 10.4%

Apparel Retail - 0.3%
Foot Locker, Inc.	9,334	$554,533
Apparel, Accessories & Luxury Goods - 0.4%
Carter’s, Inc.	9,337	767,128
Automotive Retail - 1.5%
AutoZone, Inc. (1) (2)	4,118	2,495,179
Broadcasting - 0.6%
AMC Networks, Inc., Class A (1) (2)	12,292	651,230
Scripps Networks Interactive, Inc., Class A (1)	5,523	365,733

		1,016,963
Cable & Satellite - 2.1%
Comcast Corp., Class A	84,013	3,502,502
Computer & Electronics Retail - 0.3%
Best Buy Co., Inc. (1)	8,319	494,065
General Merchandise Stores - 0.4%
Target Corp. (1)	12,183	671,892
Movies & Entertainment - 2.3%
Regal Entertainment Group, Class A (1)	37,720	784,576
Walt Disney Co. (1)	28,051	3,027,825

		3,812,401
Publishing - 0.2%
John Wiley & Sons, Inc., Class A (1)	8,130	412,191
Restaurants - 2.3%
Brinker International, Inc. (1)	25,100	984,673
Darden Restaurants, Inc. (1)	11,604	1,031,944
Dunkin’ Brands Group, Inc. (1)	30,698	1,796,140

		3,812,757

Total Consumer Discretionary		17,539,611

Consumer Staples - 20.5%

Agricultural Products - 1.4%
Bunge, Ltd.	30,535	2,441,884
Drug Retail - 2.3%
CVS Health Corp. (1)	40,709	3,127,673
Walgreens Boots Alliance, Inc.	8,863	718,080

		3,845,753
Food Distributors - 3.5%
Sysco Corp. (1)	59,363	3,238,845
U.S. Foods Holding Corp. (2)	88,930	2,664,343

		5,903,188
Food Retail - 2.0%
Kroger Co.	113,821	3,389,589
Household Products - 1.0%
Church & Dwight Co., Inc. (1)	11,225	579,883
Spectrum Brands Holdings, Inc. (1)	7,842	1,054,357

		1,634,240

Hypermarkets & Super Centers - 4.2%
Costco Wholesale Corp. (1)	19,254	3,473,999
Wal-Mart Stores, Inc. (1)	45,149	3,548,712

		7,022,711
Packaged Foods & Meats - 2.1%
ConAgra Brands, Inc. (1)	44,980	1,733,529
Kellogg Co. (1)	8,329	596,356
Pinnacle Foods, Inc.	20,189	1,257,977

		3,587,862
Soft Drinks - 4.0%
Dr. Pepper Snapple Group, Inc. (1)	34,216	3,175,587
PepsiCo, Inc. (1)	29,999	3,505,983

		6,681,570

Total Consumer Staples		34,506,797

Energy - 1.3%

Integrated Oil & Gas - 1.3%
Chevron Corp. (1)	14,401	1,490,216
Exxon Mobil Corp. (1)	7,950	639,975

Total Energy		2,130,191

Financials - 17.7%

Consumer Finance - 1.4%
American Express Co. (1)	31,090	2,392,065
Diversified Banks - 0.5%
Wells Fargo & Co.	15,658	800,750
Financial Exchanges & Data - 0.7%
Morningstar, Inc. (1)	16,034	1,173,368
Life & Health Insurance - 2.0%
Aflac, Inc. (1)	45,031	3,394,437
Property & Casualty Insurance - 7.2%
Allstate Corp.	44,332	3,827,625
Aspen Insurance Holdings, Ltd. (1)	42,140	2,140,712
Axis Capital Holdings, Ltd. (1)	55,176	3,618,442
Travelers Cos., Inc. (1)	19,693	2,458,671

		12,045,450
Regional Banks - 1.4%
PNC Financial Services Group, Inc. (1)	20,298	2,409,373
Reinsurance - 4.5%
Everest Re Group, Ltd. (1)	16,582	4,222,606
Validus Holdings, Ltd. (1)	62,620	3,343,908

		7,566,514

Total Financials		29,781,957

Healthcare - 16.1%

Healthcare Equipment - 4.9%
Baxter International, Inc.	50,813	3,013,719
Becton, Dickinson and Co. (1)	14,173	2,681,957
Hill-Rom Holdings, Inc. (1)	8,252	638,375
Medtronic PLC	13,321	1,122,694
Varian Medical Systems, Inc. (1) (2)	8,133	805,329

		8,262,074
Healthcare Services - 2.5%
DaVita, Inc. (1) (2)	27,961	1,852,696
Express Scripts Holding Co. (1) (2)	41,047	2,452,558

		4,305,254
Healthcare Supplies - 0.9%
Cooper Cos., Inc. (1)	7,176	1,569,750
Life Sciences Tools & Services - 0.3%
Bio-Rad Laboratories, Inc., Class A (1) (2)	1,988	444,278

Managed Healthcare - 0.3%
Anthem, Inc. (1)	2,439	444,752
Pharmaceuticals - 7.2%
Eli Lilly & Co. (1)	38,122	3,033,368
Johnson & Johnson	29,478	3,780,553
Merck & Co., Inc. (1)	31,838	2,072,972
Pfizer, Inc. (1)	97,738	3,191,146

		12,078,039

Total Healthcare		27,104,147

Industrials - 6.0%

Aerospace & Defense - 3.3%
Huntington Ingalls Industries, Inc.	3,447	674,957
Lockheed Martin Corp. (1)	7,146	2,008,955
Northrop Grumman Corp. (1)	5,661	1,467,444
Raytheon Co. (1)	2,845	466,609
Spirit AeroSystems Holdings, Inc., Class A	15,490	844,050

		5,462,015
Agricultural & Farm Machinery - 0.3%
Deere & Co. (1)	3,641	445,877
Environmental & Facilities Services - 1.9%
Waste Management, Inc.	44,484	3,243,329
Trucking - 0.5%
Landstar System, Inc. (1)	10,217	853,630

Total Industrials		10,004,851

Information Technology - 8.1%

Communications Equipment - 2.1%
Cisco Systems, Inc. (1)	91,612	2,888,526
Motorola Solutions, Inc. (1)	6,692	559,251

		3,447,777
Consulting & Other Services - 1.6%
Amdocs, Ltd. (1)	41,525	2,689,989
Data Processing & Outsourced Services - 0.9%
Genpact, Ltd. (1)	57,982	1,584,068
Electronic Components - 0.8%
Dolby Laboratories, Inc., Class A	25,376	1,278,697
Internet Software & Services - 0.4%
eBay, Inc. (1) (2)	18,623	638,769
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	25,803	3,941,666

Total Information Technology		13,580,966

Real Estate - 2.4%

Office REIT’s - 1.7%
Piedmont Office Realty Trust, Inc., Class A (1)	18,640	394,982
Equity Commonwealth (1) (2)	81,850	2,547,172

		2,942,154
Residential REIT’s - 0.7%
Essex Property Trust, Inc. (1)	4,508	1,158,195

Total Real Estate		4,100,349

Telecommunication Services - 3.6%

Integrated Telecommunication Services - 3.6%
AT&T, Inc. (1)	82,843	3,191,941
Verizon Communications, Inc.	61,921	2,887,995

Total Telecommunication Services		6,079,936

Utilities - 12.5%

Electric Utilities - 8.2%
American Electric Power Co., Inc. (1)	47,754	3,427,782
Edison International (1)	40,986	3,343,228
Entergy Corp. (1)	22,608	1,787,388
Exelon Corp. (1)	33,719	1,224,337
Great Plains Energy, Inc. (1)	55,778	1,602,502
Xcel Energy, Inc. (1)	49,314	2,362,634

		13,747,871
Multi-Utilities - 4.3%
Ameren Corp. (1)	21,147	1,200,092
Consolidated Edison, Inc. (1)	30,011	2,484,611
PG&E Corp.	52,342	3,579,146

		7,263,849

Total Utilities		21,011,720

Total Common Stocks (identified cost $145,462,633)		165,840,525

Short-Term Investments - 50.3%

Collateral Pool Investments for Securities on Loan - 49.1%
Collateral pool allocation (3)		82,650,298
Mutual Funds - 1.2%
BMO Institutional Prime Money Market Fund - Premier Class, 0.860% (4)	2,060,214	2,060,626

Total Short-Term Investments (identified cost $84,710,750)		84,710,924

Total Investments - 148.9% (identified cost $230,173,383)		250,551,449
Other Assets and Liabilities - (48.9)%		(82,330,027)

Total Net Assets - 100.0%		$168,221,422

Dividend Income Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2017

(Unaudited)

Description	Shares	Value
Common Stocks - 97.7%

Consumer Discretionary - 9.8%

Automobile Manufacturers - 1.9%
Ford Motor Co. (1)	142,427	$1,583,789
General Motors Co.	17,597	597,066

		2,180,855
Cable & Satellite - 0.6%
Comcast Corp., Class A	16,441	685,425
Department Stores - 1.5%
Kohl’s Corp. (1)	25,635	985,153
Nordstrom, Inc. (1)	17,763	742,493

		1,727,646
Hotels, Resorts & Cruise Lines - 3.3%
Carnival Corp. (1)	16,849	1,079,516
Wyndham Worldwide Corp. (1)	28,173	2,845,191

		3,924,707
Restaurants - 2.5%
Darden Restaurants, Inc. (1)	19,226	1,709,768
Yum! Brands, Inc.	16,491	1,197,906

		2,907,674

Total Consumer Discretionary		11,426,307

Consumer Staples - 8.3%

Drug Retail - 1.4%
CVS Health Corp. (1)	21,836	1,677,660
Food Distributors - 1.1%
Sysco Corp. (1)	24,058	1,312,604
Hypermarkets & Super Centers - 2.1%
Wal-Mart Stores, Inc. (1)	30,825	2,422,845
Packaged Foods & Meats - 0.5%
ConAgra Brands, Inc.	14,867	572,974
Soft Drinks - 2.1%
Dr. Pepper Snapple Group, Inc. (1)	6,442	597,882
PepsiCo, Inc. (1)	15,539	1,816,043

		2,413,925
Tobacco - 1.1%
Altria Group, Inc.	7,769	586,093
Philip Morris International, Inc. (1)	6,097	730,421

		1,316,514

Total Consumer Staples		9,716,522

Energy - 6.2%

Integrated Oil & Gas - 2.7%
Chevron Corp. (1)	30,236	3,128,822
Oil & Gas-Drilling - 0.9%
Helmerich & Payne, Inc. (1)	21,103	1,111,284
Oil & Gas-Refining & Marketing - 1.2%
Valero Energy Corp. (1)	22,092	1,357,995

Oil & Gas-Storage & Transportation - 1.4%
Kinder Morgan, Inc.	26,961	505,788
Williams Cos., Inc. (1)	38,663	1,105,762

		1,611,550

Total Energy		7,209,651

Financials - 14.3%

Asset Management & Custody Banks - 2.1%
Ameriprise Financial, Inc. (1)	19,772	2,388,260
Consumer Finance - 3.4%
Discover Financial Services	36,311	2,131,456
Navient Corp. (1)	131,217	1,893,461

		4,024,917
Diversified Banks - 4.5%
JPMorgan Chase & Co.	18,451	1,515,750
Wells Fargo & Co. (1)	73,447	3,756,079

		5,271,829
Life & Health Insurance - 2.8%
Lincoln National Corp.	18,745	1,218,050
Prudential Financial, Inc.	19,470	2,041,430

		3,259,480
Property & Casualty Insurance - 1.0%
Allstate Corp.	13,525	1,167,749
Regional Banks - 0.5%
Regions Financial Corp.	40,036	554,098

Total Financials		16,666,333

Healthcare - 9.7%

Biotechnology - 4.1%
AbbVie, Inc. (1)	42,267	2,790,467
Amgen, Inc. (1)	13,034	2,023,398

		4,813,865
Pharmaceuticals - 5.6%
Johnson & Johnson	10,421	1,336,493
Merck & Co., Inc. (1)	40,306	2,624,324
Pfizer, Inc. (1)	79,480	2,595,022

		6,555,839

Total Healthcare		11,369,704

Industrials - 9.5%

Aerospace & Defense - 3.0%
Boeing Co. (1)	15,205	2,852,914
Lockheed Martin Corp. (1)	2,535	712,665

		3,565,579
Airlines - 1.0%
Delta Air Lines, Inc. (1)	22,728	1,116,627
Construction Machinery & Heavy Trucks - 1.5%
Cummins, Inc. (1)	11,018	1,737,538
Environmental & Facilities Services - 0.5%
Waste Management, Inc.	8,224	599,612
Industrial Machinery - 2.2%
Dover Corp. (1)	9,193	758,882
Ingersoll-Rand PLC (1)	13,391	1,199,833
Stanley Black & Decker, Inc.	4,742	652,689

		2,611,404
Railroads - 0.5%
Union Pacific Corp. (1)	5,249	578,965
Trucking - 0.8%
Ryder System, Inc.	14,422	957,909

Total Industrials		11,167,634

Information Technology - 17.4%

Communications Equipment - 3.8%
Cisco Systems, Inc. (1)	98,566	3,107,786
Harris Corp. (1)	12,211	1,369,586

		4,477,372
Data Processing & Outsourced Services - 0.5%
Western Union Co. (1)	29,001	551,599
Semiconductor Equipment - 2.6%
Applied Materials, Inc.	13,865	636,126
KLA-Tencor Corp. (1)	14,560	1,514,240
Lam Research Corp. (1)	6,070	941,882

		3,092,248
Semiconductors - 4.9%
Intel Corp. (1)	70,233	2,536,114
QUALCOMM, Inc. (1)	14,346	821,595
Texas Instruments, Inc. (1)	28,861	2,380,744

		5,738,453
Systems Software - 3.2%
Microsoft Corp.	53,213	3,716,396
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	8,339	1,273,866
HP, Inc.	81,419	1,527,420

		2,801,286

Total Information Technology		20,377,354

Materials - 6.5%

Commodity Chemicals - 0.5%
LyondellBasell Industries NV, Class A	6,993	563,076
Diversified Chemicals - 2.5%
Dow Chemical Co.	27,873	1,727,011
Eastman Chemical Co. (1)	14,623	1,171,449

		2,898,460
Paper Packaging - 2.6%
Avery Dennison Corp.	12,047	1,015,080
WestRock Co. (1)	37,545	2,043,199

		3,058,279
Steel - 0.9%
Nucor Corp.	17,939	1,042,256

Total Materials		7,562,071

Real Estate - 3.9%

Hotel & Resort REIT’s - 1.1%
Host Hotels & Resorts, Inc. (1)	73,560	1,323,344
Industrial REIT’s - 0.5%
Prologis, Inc. (1)	11,119	617,549
Residential REIT’s - 1.7%
Essex Property Trust, Inc. (1)	7,627	1,959,529
Specialized REIT’s - 0.6%
Crown Castle International Corp. (1)	6,384	648,934

Total Real Estate		4,549,356

Telecommunication Services - 4.9%

Integrated Telecommunication Services - 4.9%
AT&T, Inc. (1)	63,904	2,462,221
Verizon Communications, Inc.	69,159	3,225,576

Total Telecommunication Services		5,687,797

Utilities - 7.2%

Electric Utilities - 1.9%
American Electric Power Co., Inc.	9,517	683,130
Exelon Corp. (1)	43,332	1,573,385

		2,256,515
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (1)	49,365	576,583
Multi-Utilities - 4.8%
Ameren Corp. (1)	38,637	2,192,650
CenterPoint Energy, Inc. (1)	85,224	2,438,259
PG&E Corp.	14,554	995,202

		5,626,111

Total Utilities		8,459,209

Total Common Stocks (identified cost $91,779,586)		114,191,938

Short-Term Investments - 51.1%

Collateral Pool Investments for Securities on Loan - 49.1%
Collateral pool allocation (3)		57,378,672
Mutual Funds - 2.0%
BMO Institutional Prime Money Market Fund - Premier Class, 0.860% (4)	2,381,027	2,381,503

Total Short-Term Investments (identified cost $59,760,025)		59,760,175

Total Investments - 148.8% (identified cost $151,539,611)		173,952,113
Other Assets and Liabilities - (48.8)%		(57,040,338)

Total Net Assets - 100.0%		$116,911,775

Large-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2017

(Unaudited)

Description	Shares	Value
Common Stocks - 97.7%

Consumer Discretionary - 6.3%

Apparel Retail - 0.5%
Gap, Inc. (1)	78,360	$1,763,100
Auto Parts & Equipment - 1.9%
Lear Corp. (1)	42,766	6,373,845
Cable & Satellite - 2.0%
Comcast Corp., Class A	162,788	6,786,632
Home Improvement Retail - 0.8%
Lowe’s Cos., Inc.	34,822	2,742,929
Hotels, Resorts & Cruise Lines - 1.1%
Wyndham Worldwide Corp. (1)	37,160	3,752,788

Total Consumer Discretionary		21,419,294

Consumer Staples - 9.7%

Agricultural Products - 1.2%
Bunge, Ltd. (1)	49,191	3,933,804
Drug Retail - 1.0%
CVS Health Corp. (1)	43,034	3,306,302
Food Distributors - 0.9%
Sysco Corp. (1)	55,189	3,011,112
Hypermarkets & Super Centers - 2.9%
Wal-Mart Stores, Inc. (1)	126,564	9,947,930
Packaged Foods & Meats - 0.5%
ConAgra Brands, Inc. (1)	39,225	1,511,732
Soft Drinks - 3.2%
Dr. Pepper Snapple Group, Inc. (1)	54,131	5,023,898
PepsiCo, Inc. (1)	50,803	5,937,347

		10,961,245

Total Consumer Staples		32,672,125

Energy - 8.8%

Integrated Oil & Gas - 3.8%
Chevron Corp. (1)	32,282	3,340,541
Exxon Mobil Corp. (1)	120,162	9,673,041

		13,013,582
Oil & Gas-Equipment & Services - 1.0%
National Oilwell Varco, Inc. (1)	100,214	3,273,991
Oil & Gas-Exploration & Production - 2.0%
ConocoPhillips (1)	108,175	4,834,341
Noble Energy, Inc. (1)	61,991	1,778,522

		6,612,863
Oil & Gas-Refining & Marketing - 2.0%
Marathon Petroleum Corp. (1)	35,513	1,848,097
Valero Energy Corp. (1)	82,915	5,096,785

		6,944,882

Total Energy		29,845,318

Financials - 23.3%

Asset Management & Custody Banks - 1.7%
Ameriprise Financial, Inc.	30,598	3,695,932
State Street Corp. (1)	25,064	2,041,714

		5,737,646

Consumer Finance - 1.9%
Ally Financial, Inc. (1)	42,898	795,329
Discover Financial Services	12,502	733,867
Synchrony Financial (1)	178,453	4,791,463

		6,320,659
Diversified Banks - 9.9%
Bank of America Corp.	542,524	12,157,963
Citigroup, Inc. (1)	178,583	10,811,415
Wells Fargo & Co. (1)	205,903	10,529,879

		33,499,257
Investment Banking & Brokerage - 0.7%
Raymond James Financial, Inc. (1)	32,449	2,345,089
Life & Health Insurance - 4.0%
Lincoln National Corp. (1)	55,053	3,577,344
Prudential Financial, Inc.	47,093	4,937,701
Unum Group (1)	109,731	4,935,701

		13,450,746
Multi-Line Insurance - 2.0%
American International Group, Inc.	106,568	6,780,922
Property & Casualty Insurance - 2.0%
Allstate Corp.	77,667	6,705,769
Regional Banks - 1.1%
PNC Financial Services Group, Inc. (1)	32,113	3,811,813

Total Financials		78,651,901

Healthcare - 9.9%

Biotechnology - 1.2%
Amgen, Inc. (1)	17,684	2,745,264
Celgene Corp. (1) (2)	12,124	1,387,107

		4,132,371
Healthcare Equipment - 2.4%
Becton, Dickinson and Co. (1)	21,550	4,077,906
Hill-Rom Holdings, Inc. (1)	12,232	946,268
Hologic, Inc. (1) (2)	70,790	3,065,915

		8,090,089
Pharmaceuticals - 6.3%
Johnson & Johnson	60,895	7,809,784
Merck & Co., Inc. (1)	81,755	5,323,068
Pfizer, Inc. (1)	246,285	8,041,205

		21,174,057

Total Healthcare		33,396,517

Industrials - 12.0%

Aerospace & Defense - 3.9%
Boeing Co. (1)	32,317	6,063,639
Huntington Ingalls Industries, Inc. (1)	19,816	3,880,171
Spirit AeroSystems Holdings, Inc., Class A (1)	61,096	3,329,121

		13,272,931
Air Freight & Logistics - 0.5%
FedEx Corp. (1)	8,143	1,578,439
Airlines - 2.5%
JetBlue Airways Corp. (1) (2)	71,785	1,609,420
Southwest Airlines Co. (1)	115,866	6,962,388

		8,571,808
Construction & Engineering - 0.9%
Quanta Services, Inc. (1) (2)	94,579	2,899,792

Construction Machinery & Heavy Trucks - 2.2%
Allison Transmission Holdings, Inc. (1)	25,366	982,172
Cummins, Inc. (1)	40,523	6,390,477

		7,372,649
Industrial Conglomerates - 0.5%
Carlisle Cos., Inc. (1)	16,956	1,718,151
Trading Companies & Distributors - 1.5%
United Rentals, Inc. (1) (2)	46,503	5,056,271

Total Industrials		40,470,041

Information Technology - 10.5%

Application Software - 0.3%
Citrix Systems, Inc. (2)	10,487	865,597
Communications Equipment - 4.1%
Cisco Systems, Inc. (1)	284,561	8,972,208
F5 Networks, Inc. (1) (2)	39,418	5,050,629

		14,022,837
Electronic Manufacturing Services - 1.1%
Flex, Ltd. (1) (2)	217,928	3,761,437
Semiconductor Equipment - 3.5%
Applied Materials, Inc. (1)	148,671	6,821,025
Lam Research Corp. (1)	32,280	5,008,888

		11,829,913
Systems Software - 0.8%
Microsoft Corp.	37,905	2,647,285
Technology Hardware, Storage & Peripherals - 0.7%
NCR Corp. (1) (2)	58,628	2,258,937

Total Information Technology		35,386,006

Materials - 3.6%

Metal & Glass Containers - 1.8%
Berry Global Group, Inc. (1) (2)	104,777	6,076,018
Paper Packaging - 1.0%
WestRock Co. (1)	63,063	3,431,888
Steel - 0.8%
Steel Dynamics, Inc. (1)	83,721	2,845,677

Total Materials		12,353,583

Real Estate - 7.2%

Office REIT’s - 3.2%
Boston Properties, Inc. (1)	40,921	4,964,536
Highwoods Properties, Inc. (1)	71,641	3,610,706
Kilroy Realty Corp. (1)	30,988	2,268,941

		10,844,183
Residential REIT’s - 2.5%
AvalonBay Communities, Inc. (1)	18,644	3,565,479
Essex Property Trust, Inc. (1)	18,513	4,756,360

		8,321,839
Specialized REIT’s - 1.5%
Equinix, Inc. (1)	11,721	5,169,078

Total Real Estate		24,335,100

Telecommunication Services - 0.5%

Integrated Telecommunication Services - 0.5%
AT&T, Inc. (1)	47,203	1,818,732

Utilities - 5.9%

Electric Utilities - 2.2%
American Electric Power Co., Inc. (1)	101,547	7,289,044

Multi-Utilities - 3.7%
Ameren Corp. (1)	113,564	6,444,757
PG&E Corp. (1)	89,883	6,146,199

		12,590,956

Total Utilities		19,880,000

Total Common Stocks (identified cost $279,779,345)		330,228,617

Short-Term Investments - 50.9%

Collateral Pool Investments for Securities on Loan - 48.8%
Collateral pool allocation (3)		165,004,337
Mutual Funds - 2.1%
BMO Institutional Prime Money Market Fund - Premier Class, 0.860% (4)	7,103,479	7,104,899

Total Short-Term Investments (identified cost $172,109,138)		172,109,236

Total Investments - 148.6% (identified cost $451,888,483)		502,337,853
Other Assets and Liabilities - (48.6)%		(164,212,273)

Total Net Assets - 100.0%		$338,125,580

Large-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2017

(Unaudited)

Description	Shares	Value
Common Stocks - 98.0%

Consumer Discretionary - 17.9%

Apparel Retail - 0.8%
Burlington Stores, Inc. (1) (2)	29,178	$2,855,067
Broadcasting - 1.9%
AMC Networks, Inc., Class A (1) (2)	70,433	3,731,540
CBS Corp., Class B (1)	48,977	2,992,985

		6,724,525
Cable & Satellite - 5.3%
Comcast Corp., Class A (1)	285,355	11,896,450
Sirius XM Holdings, Inc. (1)	1,255,072	6,589,128

		18,485,578
Home Improvement Retail - 1.5%
Home Depot, Inc. (1)	34,216	5,252,498
Hotels, Resorts & Cruise Lines - 1.9%
Wyndham Worldwide Corp. (1)	67,110	6,777,439
Internet & Direct Marketing Retail - 4.9%
Amazon.com, Inc. (1) (2)	17,080	16,988,110
Leisure Facilities - 1.0%
Vail Resorts, Inc. (1)	16,903	3,615,552
Motorcycle Manufacturers - 0.6%
Harley-Davidson, Inc. (1)	41,750	2,213,167

Total Consumer Discretionary		62,911,936

Consumer Staples - 7.4%

Food Distributors - 1.5%
Sysco Corp. (1)	92,981	5,073,043
Packaged Foods & Meats - 1.7%
Kraft Heinz Co. (1)	64,282	5,926,801
Soft Drinks - 4.2%
Dr. Pepper Snapple Group, Inc. (1)	51,911	4,817,860
PepsiCo, Inc. (1)	85,945	10,044,392

		14,862,252

Total Consumer Staples		25,862,096

Financials - 4.8%

Consumer Finance - 1.7%
American Express Co. (1)	49,477	3,806,760
Discover Financial Services	35,460	2,081,502

		5,888,262
Diversified Banks - 1.4%
U.S. Bancorp (1)	99,441	5,060,553
Financial Exchanges & Data - 1.2%
MSCI, Inc. (1)	42,484	4,321,897
Regional Banks - 0.5%
Citizens Financial Group, Inc.	46,707	1,592,709

Total Financials		16,863,421

Healthcare - 14.5%

Biotechnology - 5.4%
Amgen, Inc. (1)	54,863	8,516,932

Celgene Corp. (1) (2)	70,335	8,047,028
Incyte Corp. (1) (2)	17,776	2,298,970

		18,862,930
Healthcare Equipment - 2.8%
Hologic, Inc. (1) (2)	130,885	5,668,629
IDEXX Laboratories, Inc. (1) (2)	24,544	4,132,964

		9,801,593
Healthcare Supplies - 1.9%
Align Technology, Inc. (1) (2)	32,292	4,688,798
Cooper Cos., Inc. (1)	8,393	1,835,969

		6,524,767
Managed Healthcare - 1.2%
UnitedHealth Group, Inc. (1)	25,106	4,398,069
Pharmaceuticals - 3.2%
Eli Lilly & Co.	68,973	5,488,181
Johnson & Johnson	45,047	5,777,278

		11,265,459

Total Healthcare		50,852,818

Industrials - 10.6%

Aerospace & Defense - 4.5%
Boeing Co. (1)	48,925	9,179,798
Huntington Ingalls Industries, Inc.	32,698	6,402,595

		15,582,393
Agricultural & Farm Machinery - 0.5%
Toro Co. (1)	27,166	1,860,599
Airlines - 2.3%
JetBlue Airways Corp. (1) (2)	197,896	4,436,829
Southwest Airlines Co. (1)	59,991	3,604,859

		8,041,688
Construction Machinery & Heavy Trucks - 1.2%
Allison Transmission Holdings, Inc. (1)	112,486	4,355,458
Industrial Machinery - 1.2%
Stanley Black & Decker, Inc. (1)	30,739	4,230,916
Trading Companies & Distributors - 0.9%
United Rentals, Inc. (1) (2)	30,100	3,272,773

Total Industrials		37,343,827

Information Technology - 32.8%

Application Software - 4.6%
Adobe Systems, Inc. (2)	35,661	5,058,869
Cadence Design Systems, Inc. (1) (2)	192,040	6,748,286
Synopsys, Inc. (1) (2)	59,553	4,458,733

		16,265,888
Communications Equipment - 2.6%
Cisco Systems, Inc.	161,319	5,086,388
F5 Networks, Inc. (1) (2)	31,635	4,053,393

		9,139,781
Consulting & Other Services - 0.8%
Teradata Corp. (1) (2)	103,102	2,810,561
Data Processing & Outsourced Services - 4.3%
MasterCard, Inc., Class A (1)	74,873	9,200,394
Visa, Inc., Class A (1)	62,513	5,953,113

		15,153,507
Internet Software & Services - 6.7%
Alphabet, Inc., Class A (1) (2)	5,212	5,144,713
Alphabet, Inc., Class C (1) (2)	13,195	12,731,328
Facebook, Inc., Class A (1) (2)	36,068	5,462,859

		23,338,900

Semiconductor Equipment - 3.6%
Applied Materials, Inc.	122,887	5,638,055
Lam Research Corp. (1)	45,958	7,131,303

		12,769,358
Systems Software - 5.9%
Microsoft Corp. (1)	210,568	14,706,069
Oracle Corp. (1)	101,211	4,593,968
Red Hat, Inc. (1) (2)	13,923	1,247,083

		20,547,120
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc. (1)	97,765	14,934,581

Total Information Technology		114,959,696

Materials - 2.4%

Metal & Glass Containers - 2.0%
Berry Global Group, Inc. (1) (2)	122,651	7,112,531
Steel - 0.4%
Steel Dynamics, Inc.	43,228	1,469,320

Total Materials		8,581,851

Real Estate - 4.8%

Office REIT’s - 2.3%
Alexandria Real Estate Equities, Inc. (1)	21,580	2,517,954
Douglas Emmett, Inc. (1)	142,597	5,412,982

		7,930,936
Specialized REIT’s - 2.5%
Equinix, Inc. (1)	9,795	4,319,693
EPR Properties (1)	62,426	4,426,628

		8,746,321

Total Real Estate		16,677,257

Telecommunication Services - 2.8%

Integrated Telecommunication Services - 1.4%
AT&T, Inc. (1)	122,992	4,738,882
Wireless Telecommunication Services - 1.4%
T-Mobile US, Inc. (1) (2)	74,001	4,989,147

Total Telecommunication Services		9,728,029

Total Common Stocks (identified cost $265,915,308)		343,780,931

Short-Term Investments - 48.5%

Collateral Pool Investments for Securities on Loan - 46.7%
Collateral pool allocation (3)		163,706,638
Mutual Funds - 1.8%
BMO Institutional Prime Money Market Fund - Premier Class, 0.860% (4)	6,428,681	6,429,967

Total Short-Term Investments (identified cost $170,136,248)		170,136,605

Total Investments - 146.5% (identified cost $436,051,556)		513,917,536
Other Assets and Liabilities - (46.5)%		(163,149,480)

Total Net Assets - 100.0%		$350,768,056

Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2017

(Unaudited)

Description	Shares	Value
Common Stocks - 98.2%

Consumer Discretionary - 6.5%

Apparel, Accessories & Luxury Goods - 1.3%
PVH Corp. (1)	26,805	$2,839,990
Auto Parts & Equipment - 1.7%
Lear Corp. (1)	24,417	3,639,110
Broadcasting - 1.3%
AMC Networks, Inc., Class A (1) (2)	51,290	2,717,344
Department Stores - 0.8%
Kohl’s Corp. (1)	46,310	1,779,693
Hotels, Resorts & Cruise Lines - 1.4%
Royal Caribbean Cruises, Ltd. (1)	25,820	2,844,848

Total Consumer Discretionary		13,820,985

Consumer Staples - 4.8%

Agricultural Products - 2.0%
Bunge, Ltd. (1)	29,317	2,344,481
Ingredion, Inc. (1)	17,323	1,976,381

		4,320,862
Food Distributors - 1.5%
Sysco Corp. (1)	57,088	3,114,721
Packaged Foods & Meats - 1.3%
Pinnacle Foods, Inc. (1)	44,152	2,751,111

Total Consumer Staples		10,186,694

Energy - 6.9%

Oil & Gas-Drilling - 1.9%
Nabors Industries, Ltd. (1)	168,624	1,483,891
Patterson-UTI Energy, Inc. (1)	122,936	2,620,996

		4,104,887
Oil & Gas-Exploration & Production - 2.7%
Diamondback Energy, Inc. (1) (2)	23,271	2,158,618
Noble Energy, Inc. (1)	53,110	1,523,726
Rice Energy, Inc. (1) (2)	101,891	2,037,820

		5,720,164
Oil & Gas-Refining & Marketing - 1.0%
Valero Energy Corp. (1)	34,524	2,122,190
Oil & Gas-Storage & Transportation - 1.3%
Williams Cos., Inc. (1)	93,716	2,680,278

Total Energy		14,627,519

Financials - 17.3%

Asset Management & Custody Banks - 2.6%
Ameriprise Financial, Inc.	23,723	2,865,501
Northern Trust Corp. (1)	30,171	2,638,152

		5,503,653
Consumer Finance - 3.1%
Ally Financial, Inc. (1)	120,155	2,227,674
Discover Financial Services	44,626	2,619,546
Synchrony Financial	65,679	1,763,481

		6,610,701

Life & Health Insurance - 2.2%
Lincoln National Corp.	31,013	2,015,225
Unum Group (1)	59,769	2,688,409

		4,703,634
Multi-Line Insurance - 1.5%
Hartford Financial Services Group, Inc. (1)	64,078	3,164,813
Property & Casualty Insurance - 1.4%
Aspen Insurance Holdings, Ltd. (1)	59,785	3,037,078
Regional Banks - 5.0%
East West Bancorp, Inc. (1)	46,747	2,558,463
Regions Financial Corp.	199,554	2,761,828
SunTrust Banks, Inc. (1)	52,565	2,805,394
TCF Financial Corp.	156,285	2,353,652

		10,479,337
Reinsurance - 1.5%
Everest Re Group, Ltd. (1)	12,188	3,103,674

Total Financials		36,602,890

Healthcare - 4.9%

Biotechnology - 0.8%
United Therapeutics Corp. (1) (2)	14,314	1,730,420
Healthcare Equipment - 2.8%
Hill-Rom Holdings, Inc. (1)	40,405	3,125,731
Hologic, Inc. (1) (2)	66,518	2,880,894

		6,006,625
Healthcare Services - 1.3%
Quest Diagnostics, Inc. (1)	24,055	2,616,462

Total Healthcare		10,353,507

Industrials - 15.9%

Aerospace & Defense - 1.5%
Spirit AeroSystems Holdings, Inc., Class A (1)	57,256	3,119,880
Airlines - 2.7%
JetBlue Airways Corp. (2)	136,265	3,055,061
Spirit Airlines, Inc. (1) (2)	51,619	2,740,969

		5,796,030
Building Products - 1.3%
Owens Corning (1)	42,943	2,679,643
Construction Machinery & Heavy Trucks - 1.0%
Allison Transmission Holdings, Inc. (1)	57,522	2,227,252
Environmental & Facilities Services - 2.0%
Republic Services, Inc. (1)	66,662	4,240,370
Human Resource & Employment Services - 1.4%
Robert Half International, Inc. (1)	62,276	2,895,211
Industrial Conglomerates - 0.9%
Carlisle Cos., Inc. (1)	19,367	1,962,458
Industrial Machinery - 1.5%
Parker-Hannifin Corp. (1)	20,207	3,181,996
Trading Companies & Distributors - 1.0%
United Rentals, Inc. (1) (2)	19,367	2,105,774
Trucking - 2.6%
Old Dominion Freight Line, Inc. (1)	31,588	2,821,440
Ryder System, Inc. (1)	40,416	2,684,431

		5,505,871

Total Industrials		33,714,485

Information Technology - 11.8%

Application Software - 2.6%
Citrix Systems, Inc. (1) (2)	27,786	2,293,456
Synopsys, Inc. (1) (2)	42,103	3,152,252

		5,445,708
Data Processing & Outsourced Services - 1.0%
Alliance Data Systems Corp. (1)	8,625	2,079,746
Electronic Equipment & Instruments - 1.4%
FLIR Systems, Inc. (1)	78,382	2,969,894
Electronic Manufacturing Services - 1.7%
Jabil Circuit, Inc. (1)	123,535	3,696,167
Semiconductor Equipment - 1.8%
Lam Research Corp. (1)	24,417	3,788,786
Semiconductors - 1.6%
ON Semiconductor Corp. (1) (2)	225,511	3,490,910
Technology Hardware, Storage & Peripherals - 1.7%
Western Digital Corp. (1)	40,159	3,616,720

Total Information Technology		25,087,931

Materials - 5.7%

Commodity Chemicals - 1.0%
Cabot Corp. (1)	39,575	2,067,002
Diversified Chemicals - 1.2%
Eastman Chemical Co. (1)	30,315	2,428,535
Paper Packaging - 2.3%
Avery Dennison Corp. (1)	30,106	2,536,732
WestRock Co.	44,489	2,421,091

		4,957,823
Steel - 1.2%
Nucor Corp.	44,626	2,592,770

Total Materials		12,046,130

Real Estate - 13.9%

Diversified REIT’s - 1.5%
Liberty Property Trust (1)	78,831	3,239,166
Hotel & Resort REIT’s - 1.2%
Host Hotels & Resorts, Inc. (1)	143,009	2,572,732
Industrial REIT’s - 1.0%
Prologis, Inc. (1)	39,732	2,206,715
Office REIT’s - 4.7%
Boston Properties, Inc. (1)	20,246	2,456,245
Highwoods Properties, Inc. (1)	48,479	2,443,341
Kilroy Realty Corp. (1)	44,120	3,230,466
SL Green Realty Corp. (1)	17,355	1,753,376

		9,883,428
Residential REIT’s - 1.8%
Essex Property Trust, Inc. (1)	15,157	3,894,137
Retail REIT’s - 1.0%
Brixmor Property Group, Inc. (1)	120,937	2,181,704
Specialized REIT’s - 2.7%
EPR Properties (1)	36,206	2,567,367
Extra Space Storage, Inc. (1)	39,357	3,048,987

		5,616,354

Total Real Estate		29,594,236

Utilities - 10.5%

Electric Utilities - 5.7%
Entergy Corp. (1)	37,890	2,995,583
FirstEnergy Corp. (1)	75,214	2,199,257
Great Plains Energy, Inc. (1)	123,667	3,552,953
Pinnacle West Capital Corp. (1)	37,890	3,347,582

		12,095,375
Gas Utilities - 1.4%
UGI Corp. (1)	56,972	2,915,827
Multi-Utilities - 3.4%
Ameren Corp. (1)	64,835	3,679,386
Public Service Enterprise Group, Inc.	79,313	3,561,947

		7,241,333

Total Utilities		22,252,535

Total Common Stocks (identified cost $182,118,934)		208,286,912

Short-Term Investments - 50.9%

Collateral Pool Investments for Securities on Loan - 49.1%
Collateral pool allocation (3)		104,247,262
Mutual Funds - 1.8%
BMO Institutional Prime Money Market Fund - Premier Class, 0.860% (4)	3,716,639	3,717,382

Total Short-Term Investments (identified cost $107,964,644)		107,964,644

Total Investments - 149.1% (identified cost $290,083,578)		316,251,556
Other Assets and Liabilities - (49.1)%		(104,097,780)

Total Net Assets - 100.0%		$212,153,776

Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2017

(Unaudited)

Description	Shares	Value
Common Stocks - 98.4%

Consumer Discretionary - 19.2%

Apparel Retail - 3.2%
Burlington Stores, Inc. (1) (2)	21,315	$2,085,673
Ross Stores, Inc. (1)	25,007	1,598,447

		3,684,120

Auto Parts & Equipment - 1.8%
Lear Corp. (1)	13,338	1,987,896
Distributors - 1.5%
Pool Corp. (1)	14,056	1,674,491
General Merchandise Stores - 1.8%
Dollar Tree, Inc. (1) (2)	26,104	2,028,281
Homebuilding - 1.3%
D.R. Horton, Inc. (1)	46,632	1,524,400
Hotels, Resorts & Cruise Lines - 1.8%
Wyndham Worldwide Corp.	20,579	2,078,273
Internet & Direct Marketing Retail - 1.9%
Expedia, Inc. (1)	15,327	2,203,716
Leisure Products - 1.5%
Brunswick Corp. (1)	31,304	1,729,859
Movies & Entertainment - 3.3%
Cinemark Holdings, Inc. (1)	42,544	1,683,466
Live Nation Entertainment, Inc. (1) (2)	60,049	2,071,090

		3,754,556

Specialty Stores - 1.1%
Dick’s Sporting Goods, Inc. (1)	29,505	1,213,541

Total Consumer Discretionary		21,879,133

Consumer Staples - 4.1%

Food Distributors - 1.5%
U.S. Foods Holding Corp. (2)	58,839	1,762,816
Packaged Foods & Meats - 2.6%
Blue Buffalo Pet Products, Inc. (1) (2)	61,866	1,453,233
Post Holdings, Inc. (1) (2)	18,486	1,485,165

		2,938,398

Total Consumer Staples		4,701,214

Energy - 1.7%

Oil & Gas-Exploration & Production - 1.7%
Diamondback Energy, Inc. (1) (2)	10,954	1,016,093
Newfield Exploration Co. (2)	28,984	941,400

Total Energy		1,957,493

Financials - 5.4%

Financial Exchanges & Data - 1.5%
MSCI, Inc.	16,442	1,672,645
Multi-Line Insurance - 1.0%
American Financial Group, Inc. (1)	11,983	1,196,503
Property & Casualty Insurance - 1.3%
Old Republic International Corp. (1)	74,500	1,473,610

Regional Banks - 1.6%
Citizens Financial Group, Inc.	53,505	1,824,520

Total Financials		6,167,278

Healthcare - 16.5%

Biotechnology - 1.1%
Incyte Corp. (1) (2)	9,950	1,286,833
Healthcare Equipment - 7.6%
Hill-Rom Holdings, Inc. (1)	30,746	2,378,510
Hologic, Inc. (1) (2)	45,257	1,960,081
IDEXX Laboratories, Inc. (1) (2)	9,635	1,622,438
Masimo Corp. (2)	17,128	1,490,821
Varian Medical Systems, Inc. (1) (2)	12,642	1,251,811

		8,703,661

Healthcare Supplies - 1.9%
Align Technology, Inc. (1) (2)	15,050	2,185,260
Healthcare Technology - 1.4%
athenahealth, Inc. (1) (2)	11,892	1,593,290
Life Sciences Tools & Services - 1.1%
Waters Corp. (1) (2)	6,780	1,217,824
Managed Healthcare - 2.1%
WellCare Health Plans, Inc. (1) (2)	13,933	2,393,689
Pharmaceuticals - 1.3%
Jazz Pharmaceuticals PLC (1) (2)	9,735	1,417,027

Total Healthcare		18,797,584

Industrials - 12.3%

Aerospace & Defense - 2.7%
Huntington Ingalls Industries, Inc.	9,581	1,876,056
Spirit AeroSystems Holdings, Inc., Class A (1)	22,806	1,242,699

		3,118,755

Airlines - 1.3%
JetBlue Airways Corp. (2)	65,977	1,479,204
Building Products - 1.8%
Masco Corp.	54,341	2,024,202
Construction & Engineering - 2.2%
Quanta Services, Inc. (2)	43,620	1,337,389
Valmont Industries, Inc.	7,848	1,148,947

		2,486,336

Electrical Components & Equipment - 1.2%
Rockwell Automation, Inc. (1)	8,568	1,359,913
Industrial Machinery - 1.5%
Ingersoll-Rand PLC (1)	19,602	1,756,339
Trucking - 1.6%
Landstar System, Inc. (1)	22,387	1,870,434

Total Industrials		14,095,183

Information Technology - 26.1%

Application Software - 1.8%
Synopsys, Inc. (1) (2)	26,754	2,003,072
Communications Equipment - 3.0%
CommScope Holding Co., Inc. (1) (2)	40,873	1,511,893
F5 Networks, Inc. (1) (2)	14,771	1,892,608

		3,404,501

Consulting & Other Services - 1.4%
Gartner, Inc. (1) (2)	13,470	1,611,012

Data Processing & Outsourced Services - 3.3%
Euronet Worldwide, Inc. (1) (2)	23,038	2,009,605
MAXIMUS, Inc. (1)	29,260	1,816,461

		3,826,066

Electronic Manufacturing Services - 1.2%
IPG Photonics Corp. (1) (2)	10,058	1,398,464
Home Entertainment Software - 2.7%
Electronic Arts, Inc. (1) (2)	26,734	3,029,764
Internet Software & Services - 1.3%
VeriSign, Inc. (1) (2)	16,281	1,467,895
Semiconductor Equipment - 1.9%
Lam Research Corp. (1)	14,304	2,219,552
Semiconductors - 2.9%
Maxim Integrated Products, Inc. (1)	32,049	1,531,942
ON Semiconductor Corp. (1) (2)	112,761	1,745,540

		3,277,482

Systems Software - 5.1%
Fortinet, Inc. (1) (2)	52,770	2,075,972
Red Hat, Inc. (1) (2)	21,975	1,968,300
Tableau Software, Inc., Class A (1) (2)	29,276	1,815,405

		5,859,677

Technology Distributors - 1.5%
CDW Corp. (1)	27,943	1,681,610

Total Information Technology		29,779,095

Materials - 4.7%

Metal & Glass Containers - 2.1%
Berry Global Group, Inc. (1) (2)	40,949	2,374,633
Specialty Chemicals - 1.4%
Axalta Coating Systems, Ltd. (1) (2)	50,395	1,577,363
Steel - 1.2%
Steel Dynamics, Inc.	40,806	1,386,996

Total Materials		5,338,992

Real Estate - 7.2%

Office REIT’s - 2.6%
Boston Properties, Inc. (1)	13,656	1,656,746
Highwoods Properties, Inc. (1)	27,775	1,399,860

		3,056,606

Residential REIT’s - 1.4%
Essex Property Trust, Inc. (1)	6,131	1,575,177
Specialized REIT’s - 3.2%
EPR Properties (1)	14,597	1,035,073
Equinix, Inc. (1)	3,297	1,454,010
Extra Space Storage, Inc. (1)	14,826	1,148,570

		3,637,653

Total Real Estate		8,269,436

Telecommunication Services - 1.2%

Alternative Carriers - 1.2%
Zayo Group Holdings, Inc. (1) (2)	43,200	1,389,312

Total Common Stocks (identified cost $95,586,159)		112,374,720

Short-Term Investments - 50.2%

Collateral Pool Investments for Securities on Loan - 48.5%
Collateral pool allocation (3)		55,420,515

Mutual Funds - 1.7%
BMO Institutional Prime Money Market Fund - Premier Class, 0.860% (4)	1,906,014	1,906,396

Total Short-Term Investments (identified cost $57,326,911)		57,326,911

Total Investments - 148.6% (identified cost $152,913,070)		169,701,631
Other Assets and Liabilities - (48.6)%		(55,464,182)

Total Net Assets - 100.0%		$114,237,449

Small-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2017

(Unaudited)

Description	Shares	Value
Common Stocks - 98.2%

Consumer Discretionary - 6.6%

Apparel Retail - 1.6%
Children’s Place, Inc. (1)	4,383	$474,240
Express, Inc. (2)	43,660	338,802
Genesco, Inc. (1) (2)	6,846	254,671

		1,067,713
Auto Parts & Equipment - 2.1%
Cooper-Standard Holdings, Inc. (1) (2)	5,332	575,910
Dana, Inc. (1)	39,652	837,450

		1,413,360
Broadcasting - 0.5%
Gray Television, Inc. (1) (2)	24,640	296,912
Education Services - 0.8%
American Public Education, Inc. (1) (2)	9,707	213,554
K12, Inc. (2)	16,916	318,528

		532,082
Homebuilding - 0.9%
KB Home (1)	28,211	591,867
Restaurants - 0.4%
Del Frisco’s Restaurant Group, Inc. (2)	15,582	264,894
Tires & Rubber - 0.3%
Cooper Tire & Rubber Co. (1)	5,344	192,384

Total Consumer Discretionary		4,359,212

Consumer Staples - 2.3%

Agricultural Products - 1.1%
Darling Ingredients, Inc. (2)	46,714	732,008
Food Distributors - 0.3%
SpartanNash Co. (1)	7,624	227,195
Packaged Foods & Meats - 0.9%
Dean Foods Co. (1)	32,081	585,158

Total Consumer Staples		1,544,361

Energy - 3.2%

Oil & Gas-Drilling - 0.6%
Atwood Oceanics, Inc. (1) (2)	39,871	400,305
Oil & Gas-Equipment & Services - 1.0%
McDermott International, Inc. (2)	66,717	414,312
Newpark Resources, Inc. (1) (2)	34,439	254,849

		669,161
Oil & Gas-Exploration & Production - 1.2%
Carrizo Oil & Gas, Inc. (1) (2)	8,041	176,420
PDC Energy, Inc. (1) (2)	7,867	390,675
RSP Permian, Inc. (1) (2)	6,355	226,174

		793,269
Oil & Gas-Refining & Marketing - 0.4%
Renewable Energy Group, Inc. (1) (2)	20,264	228,983

Total Energy		2,091,718

Financials - 28.5%

Consumer Finance - 0.5%
Nelnet, Inc., Class A	8,983	353,122
Investment Banking & Brokerage - 0.9%
Stifel Financial Corp. (1) (2)	14,313	610,163
Life & Health Insurance - 1.3%
American Equity Investment Life Holding Co. (1)	10,687	267,816
CNO Financial Group, Inc.	28,640	586,834

		854,650
Multi-Line Insurance - 0.8%
Horace Mann Educators Corp. (1)	13,935	533,014
Property & Casualty Insurance - 4.4%
AMERISAFE, Inc. (1)	7,268	376,482
Argo Group International Holdings, Ltd.	10,124	626,676
Employers Holdings, Inc.	13,423	537,591
HCI Group, Inc. (1)	13,105	582,779
Selective Insurance Group, Inc. (1)	14,800	756,280

		2,879,808
Regional Banks - 17.0%
1st Source Corp. (1)	8,109	369,365
Ameris Bancorp (1)	6,871	297,858
BancFirst Corp. (1)	4,624	436,737
BancorpSouth, Inc. (1)	17,730	508,851
Boston Private Financial Holdings, Inc. (1)	41,621	603,504
Brookline Bancorp, Inc. (1)	29,495	407,031
Cathay General Bancorp (1)	18,668	662,714
Central Pacific Financial Corp. (1)	19,282	583,280
City Holding Co.	6,565	414,186
Customers Bancorp, Inc. (1) (2)	16,152	451,448
Enterprise Financial Services Corp.	13,479	540,508
FCB Financial Holdings, Inc., Class A (1) (2)	4,631	212,100
First Interstate BancSystem, Inc., Class A (1)	13,054	455,585
First Merchants Corp. (1)	8,186	324,902
Great Southern Bancorp, Inc.	2,831	138,577
Hanmi Financial Corp.	18,257	485,636
Heartland Financial USA, Inc. (1)	10,428	467,696
Heritage Financial Corp.	10,476	249,853
Hilltop Holdings, Inc. (1)	22,868	571,471
Independent Bank Corp.	7,879	160,338
Investors Bancorp, Inc. (1)	60,779	804,106
Peoples Bancorp, Inc.	5,162	156,150
Preferred Bank (1)	9,071	452,734
TriCo Bancshares	7,136	248,904
United Community Banks, Inc. (1)	16,645	428,942
Wintrust Financial Corp. (1)	10,351	711,735

		11,144,211
Thrifts & Mortgage Finance - 3.6%
First Defiance Financial Corp.	3,570	185,997
HomeStreet, Inc. (2)	19,082	511,398
TrustCo Bank Corp. (1)	34,412	252,928
Walker & Dunlop, Inc. (1) (2)	14,614	682,620
Washington Federal, Inc. (1)	23,639	755,266

		2,388,209

Total Financials		18,763,177

Healthcare - 7.5%

Biotechnology - 0.5%
Emergent BioSolutions, Inc. (1) (2)	9,242	295,097
Healthcare Distributors - 0.7%
Aceto Corp. (1)	11,459	162,145
PharMerica Corp. (1) (2)	12,874	317,988

		480,133

Healthcare Equipment - 0.8%
AngioDynamics, Inc. (2)	12,886	194,321
Natus Medical, Inc. (1) (2)	9,824	333,033

		527,354
Healthcare Facilities - 0.4%
U.S. Physical Therapy, Inc. (1)	4,115	260,274
Healthcare Services - 0.9%
LHC Group, Inc. (1) (2)	10,288	619,337
Healthcare Supplies - 0.9%
Anika Therapeutics, Inc. (1) (2)	4,190	193,871
Merit Medical Systems, Inc. (1) (2)	11,403	404,807

		598,678
Life Sciences Tools & Services - 0.3%
Luminex Corp. (1)	9,945	201,486
Managed Healthcare - 2.1%
Magellan Health, Inc. (2)	8,249	567,119
Molina Healthcare, Inc. (1) (2)	10,641	687,089
Triple-S Management Corp., Class B (2)	7,902	128,566

		1,382,774
Pharmaceuticals - 0.9%
Innoviva, Inc. (1) (2)	20,070	245,255
Phibro Animal Health Corp., Class A (1)	9,698	341,855

		587,110

Total Healthcare		4,952,243

Industrials - 14.8%

Aerospace & Defense - 0.9%
Moog, Inc., Class A (1) (2)	8,356	585,254
Air Freight & Logistics - 0.8%
Atlas Air Worldwide Holdings, Inc. (1) (2)	10,754	523,720
Construction & Engineering - 1.5%
EMCOR Group, Inc.	10,194	642,426
MYR Group, Inc. (2)	12,625	370,670

		1,013,096
Construction Machinery & Heavy Trucks - 1.6%
Greenbrier Cos., Inc. (1)	14,371	635,916
Wabash National Corp. (1)	19,316	386,127

		1,022,043
Environmental & Facilities Services - 0.2%
CECO Environmental Corp. (1)	16,465	154,771
Human Resource & Employment Services - 0.9%
TrueBlue, Inc. (2)	22,016	591,130
Industrial Machinery - 2.4%
Chart Industries, Inc. (1) (2)	16,702	573,714
Columbus McKinnon Corp.	7,975	222,821
EnPro Industries, Inc. (1)	5,370	358,770
Global Brass & Copper Holdings, Inc.	13,259	401,748

		1,557,053
Office Services & Supplies - 1.2%
ACCO Brands Corp. (2)	43,125	489,469
Interface, Inc. (1)	13,863	284,884

		774,353
Research & Consulting Services - 1.2%
Navigant Consulting, Inc. (2)	13,978	272,431
RPX Corp. (2)	38,577	510,760

		783,191

Security & Alarm Services - 0.9%
Brink’s Co. (1)	9,510	600,081
Trading Companies & Distributors - 1.8%
Aircastle, Ltd. (1)	24,466	534,093
Rush Enterprises, Inc., Class A (2)	18,423	660,464

		1,194,557
Trucking - 1.4%
ArcBest Corp.	21,566	405,441
Saia, Inc. (1) (2)	10,832	500,438

		905,879

Total Industrials		9,705,128

Information Technology - 13.8%

Communications Equipment - 0.6%
Finisar Corp. (1) (2)	15,648	385,880
Data Processing & Outsourced Services - 1.8%
Convergys Corp. (1)	25,804	627,295
Travelport Worldwide, Ltd.	42,254	570,429

		1,197,724
Electronic Components - 2.6%
II-VI, Inc. (1) (2)	17,276	518,280
Rogers Corp. (2)	3,975	422,185
Vishay Intertechnology, Inc. (1)	44,622	729,569

		1,670,034
Electronic Manufacturing Services - 3.0%
Benchmark Electronics, Inc. (1) (2)	18,368	593,287
Sanmina Corp. (1) (2)	19,952	730,243
TTM Technologies, Inc. (1) (2)	40,972	665,385

		1,988,915
Internet Software & Services - 0.2%
DHI Group, Inc. (2)	34,203	97,479
Semiconductor Equipment - 3.7%
Amkor Technology, Inc. (1) (2)	55,819	632,988
Entegris, Inc. (2)	27,913	689,451
Photronics, Inc. (1) (2)	50,839	510,932
Rudolph Technologies, Inc. (2)	25,179	601,778

		2,435,149
Semiconductors - 0.6%
Diodes, Inc. (1) (2)	15,750	403,357
Systems Software - 0.3%
Progress Software Corp.	6,589	192,399
Technology Distributors - 1.0%
Insight Enterprises, Inc. (1) (2)	7,952	330,326
ScanSource, Inc. (2)	8,971	340,898

		671,224

Total Information Technology		9,042,161

Materials - 7.3%

Aluminum - 0.7%
Kaiser Aluminum Corp. (1)	5,649	465,252
Commodity Chemicals - 1.2%
Koppers Holdings, Inc. (2)	13,067	471,065
Tronox, Ltd., Class A	18,432	280,167

		751,232
Forest Products - 1.5%
Boise Cascade Co. (1) (2)	18,443	497,039
Louisiana-Pacific Corp. (1) (2)	21,173	471,734

		968,773

Specialty Chemicals - 3.2%
A Schulman, Inc. (1)	7,972	233,580
Innospec, Inc. (1)	5,970	382,080
Minerals Technologies, Inc. (1)	8,153	586,608
OMNOVA Solutions, Inc. (2)	28,240	244,276
Stepan Co. (1)	7,993	676,368

		2,122,912
Steel - 0.7%
Commercial Metals Co. (1)	25,596	463,287

Total Materials		4,771,456

Real Estate - 8.6%

Diversified REIT’s - 1.4%
American Assets Trust, Inc.	14,447	564,155
First Potomac Realty Trust (1)	29,527	323,026

		887,181
Hotel & Resort REIT’s - 3.2%
Ashford Hospitality Prime, Inc.	18,285	175,902
Chesapeake Lodging Trust	21,714	500,508
Hersha Hospitality Trust (1)	12,105	225,274
RLJ Lodging Trust (1)	32,858	668,660
Xenia Hotels & Resorts, Inc. (1)	28,050	502,095

		2,072,439
Industrial REIT’s - 1.4%
DCT Industrial Trust, Inc. (1)	9,741	513,448
First Industrial Realty Trust, Inc.	13,155	379,916

		893,364
Office REIT’s - 1.0%
Mack-Cali Realty Corp. (1)	25,580	680,684
Retail REIT’s - 0.3%
Saul Centers, Inc. (1)	3,585	205,420
Specialized REIT’s - 1.3%
DuPont Fabros Technology, Inc. (1)	9,575	523,082
EPR Properties (1)	5,117	362,847

		885,929

Total Real Estate		5,625,017

Utilities - 5.6%

Electric Utilities - 3.6%
El Paso Electric Co. (1)	13,795	744,930
PNM Resources, Inc. (1)	20,119	774,582
Portland General Electric Co. (1)	17,150	811,881

		2,331,393
Gas Utilities - 1.1%
Southwest Gas Holdings, Inc.	9,239	735,147
Multi-Utilities - 0.9%
NorthWestern Corp.	9,715	601,941

Total Utilities		3,668,481

Total Common Stocks (identified cost $58,777,312)		64,522,954

Short-Term Investments - 45.2%

Collateral Pool Investments for Securities on Loan - 43.3%
Collateral pool allocation (3)		28,435,401
Mutual Funds - 1.9%
BMO Institutional Prime Money Market Fund - Premier Class, 0.860% (4)	1,218,437	1,218,681

Total Short-Term Investments (identified cost $29,654,082)		29,654,082

Total Investments - 143.4% (identified cost $88,431,394)		94,177,036
Other Assets and Liabilities - (43.4)%		(28,484,831)

Total Net Assets - 100.0%		$65,692,205

Small-Cap Core Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2017

(Unaudited)

Description	Shares	Value
Common Stocks - 98.3%

Consumer Discretionary - 9.7%

Apparel Retail - 1.8%
Children’s Place, Inc. (1)	1,092	$118,155
DSW, Inc., Class A (1)	4,626	77,856
Express, Inc. (2)	8,478	65,789
Francesca’s Holdings Corp. (1) (2)	5,196	65,781

		327,581
Apparel, Accessories & Luxury Goods - 0.4%
Movado Group, Inc. (1)	3,143	66,317
Auto Parts & Equipment - 3.5%
American Axle & Manufacturing Holdings, Inc. (1) (2)	7,811	118,024
Cooper-Standard Holdings, Inc. (2)	1,316	142,141
Dana, Inc. (1)	9,618	203,132
Tenneco, Inc.	2,777	157,873

		621,170
Broadcasting - 1.1%
Gray Television, Inc. (2)	8,952	107,871
Sinclair Broadcast Group, Inc., Class A (1)	2,882	93,377

		201,248
Education Services - 0.4%
American Public Education, Inc. (1) (2)	3,319	73,018
Homebuilding - 0.5%
KB Home	4,579	96,067
Homefurnishing Retail - 0.3%
Haverty Furniture Cos., Inc.	2,300	55,085
Leisure Facilities - 0.4%
ClubCorp Holdings, Inc.	5,609	74,600
Leisure Products - 0.6%
Malibu Boats, Inc., Class A (1) (2)	4,167	101,050
Restaurants - 0.7%
BJ’s Restaurants, Inc. (1) (2)	2,846	127,501

Total Consumer Discretionary		1,743,637

Consumer Staples - 2.4%

Agricultural Products - 1.0%
Darling Ingredients, Inc. (1) (2)	11,252	176,319
Food Distributors - 0.7%
SpartanNash Co. (1)	4,304	128,259
Packaged Foods & Meats - 0.7%
Sanderson Farms, Inc. (1)	1,016	120,599

Total Consumer Staples		425,177

Energy - 2.1%

Oil & Gas-Drilling - 0.4%
Atwood Oceanics, Inc. (1) (2)	6,909	69,366
Oil & Gas-Equipment & Services - 0.9%
McDermott International, Inc. (2)	24,374	151,363
Oil & Gas-Exploration & Production - 0.5%
PDC Energy, Inc. (1) (2)	1,895	94,106

Oil & Gas-Refining & Marketing - 0.3%
Renewable Energy Group, Inc. (2)	4,711	53,234

Total Energy		368,069

Financials - 16.9%

Investment Banking & Brokerage - 1.2%
Evercore Partners, Inc., Class A (1)	1,149	77,902
Stifel Financial Corp. (1) (2)	3,152	134,370

		212,272
Life & Health Insurance - 1.6%
American Equity Investment Life Holding Co.	5,333	133,645
CNO Financial Group, Inc.	2,805	57,474
Primerica, Inc. (1)	1,336	96,459

		287,578
Multi-Line Insurance - 0.3%
Horace Mann Educators Corp.	1,684	64,413
Property & Casualty Insurance - 3.2%
Argo Group International Holdings, Ltd.	1,583	97,988
Employers Holdings, Inc.	4,320	173,016
HCI Group, Inc. (1)	2,684	119,357
Selective Insurance Group, Inc. (1)	3,636	185,800

		576,161
Regional Banks - 8.1%
1st Source Corp. (1)	1,911	87,046
Ameris Bancorp (1)	2,753	119,343
BancFirst Corp.	842	79,527
Bryn Mawr Bank Corp. (1)	1,397	57,067
Central Pacific Financial Corp. (1)	5,197	157,209
Enterprise Financial Services Corp.	2,825	113,283
First Financial Corp.	1,193	54,341
First Interstate BancSystem, Inc., Class A (1)	1,363	47,569
Hanmi Financial Corp.	4,549	121,003
Heartland Financial USA, Inc.	1,751	78,532
Heritage Financial Corp.	3,160	75,366
Hilltop Holdings, Inc. (1)	3,153	78,794
Investors Bancorp, Inc. (1)	13,826	182,918
Preferred Bank	2,729	136,204
TriCo Bancshares	1,634	56,994

		1,445,196
Thrifts & Mortgage Finance - 2.5%
HomeStreet, Inc. (2)	4,595	123,146
Walker & Dunlop, Inc. (1) (2)	3,605	168,390
Washington Federal, Inc. (1)	4,978	159,047

		450,583

Total Financials		3,036,203

Healthcare - 16.5%

Biotechnology - 2.7%
BioSpecifics Technologies Corp. (2)	1,345	69,711
Emergent BioSolutions, Inc. (1) (2)	3,822	122,037
Exelixis, Inc. (1) (2)	5,927	110,894
Genomic Health, Inc. (1) (2)	2,819	89,531
Ironwood Pharmaceuticals, Inc. (1) (2)	2,491	44,116
Versartis, Inc. (1) (2)	3,046	46,756

		483,045
Healthcare Equipment - 3.0%
Cutera, Inc. (2)	2,387	54,424
Globus Medical, Inc., Class A (2)	5,133	157,840
Inogen, Inc. (2)	1,027	91,033
LeMaitre Vascular, Inc. (1)	3,371	103,018
Masimo Corp. (2)	1,456	126,730

		533,045

Healthcare Facilities - 0.7%
U.S. Physical Therapy, Inc. (1)	2,089	132,129
Healthcare Services - 0.9%
BioTelemetry, Inc. (1) (2)	5,668	163,522
Healthcare Supplies - 1.4%
Anika Therapeutics, Inc. (1) (2)	2,038	94,298
OraSure Technologies, Inc. (1) (2)	11,072	166,855

		261,153
Life Sciences Tools & Services - 2.6%
Cambrex Corp. (1) (2)	2,882	155,052
INC Research Holdings, Inc. (1) (2)	2,398	136,326
PRA Health Sciences, Inc. (2)	2,490	179,902

		471,280
Managed Healthcare - 2.4%
HealthEquity, Inc. (1) (2)	1,946	89,127
Magellan Health, Inc. (2)	2,493	171,394
Molina Healthcare, Inc. (1) (2)	2,569	165,880

		426,401
Pharmaceuticals - 2.8%
Corcept Therapeutics, Inc. (2)	5,985	67,690
Heska Corp. (1) (2)	1,168	115,235
Pacira Pharmaceuticals, Inc. (2)	2,674	118,726
Phibro Animal Health Corp., Class A	2,311	81,463
Prestige Brands Holdings, Inc. (1) (2)	2,206	111,138

		494,252

Total Healthcare		2,964,827

Industrials - 16.1%

Air Freight & Logistics - 0.4%
Atlas Air Worldwide Holdings, Inc. (1) (2)	1,539	74,949
Airlines - 0.9%
Hawaiian Holdings, Inc. (1) (2)	3,251	162,875
Building Products - 0.6%
Gibraltar Industries, Inc. (2)	3,645	113,360
Construction & Engineering - 1.8%
Argan, Inc. (1)	2,242	132,390
EMCOR Group, Inc.	2,372	149,484
MYR Group, Inc. (2)	1,517	44,539

		326,413
Construction Machinery & Heavy Trucks - 1.8%
Greenbrier Cos., Inc. (1)	3,610	159,742
Wabash National Corp. (1)	8,141	162,739

		322,481
Electrical Components & Equipment - 0.6%
EnerSys	1,374	101,758
Environmental & Facilities Services - 0.4%
CECO Environmental Corp. (1)	7,622	71,647
Human Resource & Employment Services - 0.9%
TrueBlue, Inc. (2)	5,581	149,850
Industrial Machinery - 1.8%
Briggs & Stratton Corp. (1)	5,388	128,127
Chart Industries, Inc. (1) (2)	3,020	103,737
Global Brass & Copper Holdings, Inc.	3,183	96,445

		328,309
Office Services & Supplies - 0.9%
ACCO Brands Corp. (2)	7,136	80,994
Herman Miller, Inc. (1)	2,712	85,563

		166,557

Research & Consulting Services - 0.8%
RPX Corp. (2)	10,906	144,396
Security & Alarm Services - 1.2%
Brink’s Co.	3,304	208,482
Trading Companies & Distributors - 2.5%
H&E Equipment Services, Inc.	6,103	121,389
MRC Global, Inc. (2)	6,917	124,852
Neff Corp., Class A (2)	2,697	45,849
Rush Enterprises, Inc., Class A (1) (2)	4,383	157,130

		449,220
Trucking - 1.5%
ArcBest Corp.	5,419	101,877
Saia, Inc. (1) (2)	3,391	156,664

		258,541

Total Industrials		2,878,838

Information Technology - 21.1%

Application Software - 1.4%
RealPage, Inc. (2)	3,077	106,464
Verint Systems, Inc. (2)	3,492	143,521

		249,985
Communications Equipment - 2.6%
Ciena Corp. (1) (2)	6,235	146,398
Finisar Corp. (1) (2)	3,906	96,322
Plantronics, Inc.	3,047	161,247
Silicom, Ltd.	1,063	54,181

		458,148
Consulting & Other Services - 0.3%
Hackett Group, Inc.	3,878	56,852
Data Processing & Outsourced Services - 3.2%
Cardtronics PLC (1) (2)	3,230	110,628
Convergys Corp. (1)	4,627	112,482
CSG Systems International, Inc. (1)	3,022	120,548
Sykes Enterprises, Inc. (2)	1,319	43,962
Travelport Worldwide, Ltd. (1)	13,727	185,314

		572,934
Electronic Components - 1.7%
Rogers Corp. (2)	1,489	158,147
Vishay Intertechnology, Inc. (1)	8,617	140,888

		299,035
Electronic Equipment & Instruments - 0.7%
Itron, Inc. (1) (2)	1,847	124,950
Electronic Manufacturing Services - 3.3%
Benchmark Electronics, Inc. (1) (2)	5,300	171,190
Methode Electronics, Inc. (1)	3,672	147,431
Sanmina Corp. (2)	3,744	137,030
TTM Technologies, Inc. (1) (2)	8,537	138,641

		594,292
Internet Software & Services - 0.9%
Blucora, Inc. (1) (2)	3,681	75,461
j2 Global, Inc. (1)	954	80,727

		156,188
Semiconductor Equipment - 3.6%
Amkor Technology, Inc. (1) (2)	13,332	151,185
Entegris, Inc. (2)	8,132	200,860
Photronics, Inc. (1) (2)	12,792	128,560
Rudolph Technologies, Inc. (2)	7,161	171,148

		651,753

Semiconductors - 1.4%
Integrated Device Technology, Inc. (1) (2)	5,854	149,745
Silicon Laboratories, Inc. (1) (2)	1,355	101,354

		251,099
Systems Software - 1.7%
Barracuda Networks, Inc. (2)	4,151	90,990
CommVault Systems, Inc. (2)	1,852	103,943
Progress Software Corp.	3,954	115,457

		310,390
Technology Distributors - 0.3%
Insight Enterprises, Inc. (2)	1,411	58,613

Total Information Technology		3,784,239

Materials - 5.1%

Commodity Chemicals - 1.7%
Koppers Holdings, Inc. (2)	4,013	144,669
Trinseo SA (1)	2,509	161,705

		306,374
Forest Products - 1.5%
Boise Cascade Co. (1) (2)	3,926	105,806
Louisiana-Pacific Corp. (2)	7,611	169,573

		275,379
Metal & Glass Containers - 0.8%
Berry Global Group, Inc. (2)	2,394	138,828
Specialty Chemicals - 1.1%
Minerals Technologies, Inc. (1)	1,528	109,939
OMNOVA Solutions, Inc. (2)	9,181	79,416

		189,355

Total Materials		909,936

Real Estate - 5.6%

Diversified REIT’s - 1.8%
American Assets Trust, Inc.	1,989	77,671
First Potomac Realty Trust	5,126	56,078
PS Business Parks, Inc.	644	81,324
Select Income REIT (1)	4,709	112,357

		327,430
Hotel & Resort REIT’s - 1.8%
Ashford Hospitality Prime, Inc.	6,993	67,273
RLJ Lodging Trust	5,334	108,547
Xenia Hotels & Resorts, Inc.	8,234	147,388

		323,208
Office REIT’s - 0.9%
Mack-Cali Realty Corp. (1)	5,844	155,509
Specialized REIT’s - 1.1%
DuPont Fabros Technology, Inc. (1)	3,608	197,105

Total Real Estate		1,003,252

Telecommunication Services - 0.7%

Alternative Carriers - 0.7%
Cogent Communications Holdings, Inc. (1)	3,212	126,553

Utilities - 2.1%

Electric Utilities - 2.1%
El Paso Electric Co.	3,319	179,226
Portland General Electric Co. (1)	4,174	197,597

Total Utilities		376,823

Total Common Stocks (identified cost $15,207,677)		17,617,554

Short-Term Investments - 46.8%

Collateral Pool Investments for Securities on Loan - 45.2%
Collateral pool allocation (3)		8,099,789
Mutual Funds - 1.6%
BMO Institutional Prime Money Market Fund - Premier Class, 0.860% (4)	299,191	299,251

Total Short-Term Investments (identified cost $8,399,040)		8,399,040

Total Investments - 145.1% (identified cost $23,606,717)		26,016,594
Other Assets and Liabilities - (45.1)%		(8,087,703)

Total Net Assets - 100.0%		$17,928,891

Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2017

(Unaudited)

Description	Shares	Value
Common Stocks - 101.5%

Consumer Discretionary - 11.4%

Apparel Retail - 0.7%
Francesca’s Holdings Corp. (1) (2)	78,397	$992,506
Auto Parts & Equipment - 1.7%
American Axle & Manufacturing Holdings, Inc. (1) (2)	69,652	1,052,442
Gentherm, Inc. (1) (2)	36,121	1,361,761

		2,414,203
Automotive Retail - 0.4%
Group 1 Automotive, Inc. (1)	8,932	537,260
Home Furnishings - 1.0%
La-Z-Boy, Inc. (1)	53,284	1,412,026
Homebuilding - 1.0%
TopBuild Corp. (1) (2)	26,217	1,403,920
Household Appliances - 1.2%
iRobot Corp. (1) (2)	18,375	1,703,730
Internet & Direct Marketing Retail - 0.9%
Shutterfly, Inc. (1) (2)	24,197	1,197,510
Leisure Facilities - 0.8%
ClubCorp Holdings, Inc.	83,748	1,113,848
Restaurants - 1.8%
BJ’s Restaurants, Inc. (1) (2)	28,721	1,286,701
Habit Restaurants, Inc., Class A (2)	62,369	1,156,945

		2,443,646
Specialty Stores - 1.9%
Five Below, Inc. (1) (2)	30,076	1,542,899
MarineMax, Inc. (1) (2)	62,695	1,131,645

		2,674,544

Total Consumer Discretionary		15,893,193

Consumer Staples - 3.2%

Agricultural Products - 1.1%
Darling Ingredients, Inc. (1) (2)	97,544	1,528,514
Hypermarkets & Super Centers - 1.0%
PriceSmart, Inc. (1)	15,225	1,343,606
Soft Drinks - 1.1%
Coca-Cola Bottling Co. Consolidated (1)	7,078	1,611,944

Total Consumer Staples		4,484,064

Energy - 1.2%

Oil & Gas-Equipment & Services - 0.7%
McDermott International, Inc. (2)	161,845	1,005,057
Oil & Gas-Exploration & Production - 0.5%
PDC Energy, Inc. (1) (2)	14,474	718,779

Total Energy		1,723,836

Financials - 4.7%

Life & Health Insurance - 0.9%
CNO Financial Group, Inc. (1)	62,643	1,283,555

Mortgage REIT’s - 0.9%
Redwood Trust, Inc. (1)	79,377	1,343,059
Property & Casualty Insurance - 0.9%
Employers Holdings, Inc. (1)	30,153	1,207,628
Regional Banks - 2.0%
Customers Bancorp, Inc. (2)	47,464	1,326,619
Great Western Bancorp, Inc. (1)	30,983	1,173,016
Old National Bancorp (1)	16,224	256,339

		2,755,974

Total Financials		6,590,216

Healthcare - 24.1%

Biotechnology - 5.7%
Emergent BioSolutions, Inc. (1) (2)	40,563	1,295,177
Exact Sciences Corp. (1) (2)	45,831	1,671,457
Exelixis, Inc. (1) (2)	42,742	799,703
Genomic Health, Inc. (1) (2)	36,183	1,149,172
Ironwood Pharmaceuticals, Inc. (1) (2)	59,477	1,053,338
Lexicon Pharmaceuticals, Inc. (1) (2)	58,798	814,352
Vanda Pharmaceuticals, Inc. (1) (2)	69,440	954,800
Versartis, Inc. (2)	13,653	209,573

		7,947,572
Healthcare Equipment - 4.5%
Cardiovascular Systems, Inc. (1) (2)	44,928	1,349,188
Inogen, Inc. (1) (2)	15,001	1,329,689
K2M Group Holdings, Inc. (1) (2)	53,823	1,224,473
Masimo Corp. (1) (2)	17,639	1,535,299
NxStage Medical, Inc. (1) (2)	42,919	929,625

		6,368,274
Healthcare Services - 1.1%
BioTelemetry, Inc. (1) (2)	54,276	1,565,863
Healthcare Supplies - 3.0%
Merit Medical Systems, Inc. (1) (2)	45,474	1,614,327
OraSure Technologies, Inc. (1) (2)	94,128	1,418,509
Spectranetics Corp. (1) (2)	41,386	1,117,422

		4,150,258
Healthcare Technology - 2.2%
Medidata Solutions, Inc. (1) (2)	27,965	1,990,549
Vocera Communications, Inc. (1) (2)	41,083	1,098,148

		3,088,697
Life Sciences Tools & Services - 3.2%
Cambrex Corp. (1) (2)	28,345	1,524,961
INC Research Holdings, Inc. (1) (2)	26,082	1,482,761
PRA Health Sciences, Inc. (1) (2)	20,731	1,497,815

		4,505,537
Managed Healthcare - 0.9%
Magellan Health, Inc. (2)	17,639	1,212,681
Pharmaceuticals - 3.5%
Innoviva, Inc. (1) (2)	71,161	869,587
Pacira Pharmaceuticals, Inc. (1) (2)	26,269	1,166,344
Prestige Brands Holdings, Inc. (1) (2)	26,798	1,350,083
Supernus Pharmaceuticals, Inc. (1) (2)	39,048	1,468,205

		4,854,219

Total Healthcare		33,693,101

Industrials - 17.7%

Aerospace & Defense - 0.9%
Cubic Corp. (1)	26,157	1,212,377
Air Freight & Logistics - 0.9%
Hub Group, Inc., Class A (1) (2)	33,997	1,218,793

Building Products - 3.3%
American Woodmark Corp. (1) (2)	14,925	1,385,040
Builders FirstSource, Inc. (2)	80,289	1,096,748
Gibraltar Industries, Inc. (1) (2)	35,128	1,092,481
Simpson Manufacturing Co., Inc. (1)	27,514	1,105,512

		4,679,781
Construction & Engineering - 1.8%
Comfort Systems USA, Inc.	40,783	1,404,974
MasTec, Inc. (2)	26,885	1,139,924

		2,544,898
Construction Machinery & Heavy Trucks - 1.9%
Greenbrier Cos., Inc. (1)	28,821	1,275,329
Wabash National Corp. (1)	71,482	1,428,925

		2,704,254
Electrical Components & Equipment - 0.9%
EnerSys (1)	16,029	1,187,108
Human Resource & Employment Services - 2.1%
TriNet Group, Inc. (1) (2)	53,521	1,655,404
WageWorks, Inc. (1) (2)	18,921	1,338,661

		2,994,065
Industrial Machinery - 1.9%
Chart Industries, Inc. (1) (2)	34,826	1,196,273
Proto Labs, Inc. (1) (2)	23,821	1,524,544

		2,720,817
Office Services & Supplies - 1.9%
Herman Miller, Inc. (1)	42,817	1,350,876
Interface, Inc. (1)	63,094	1,296,582

		2,647,458
Research & Consulting Services - 1.0%
ICF International, Inc. (2)	28,951	1,362,145
Trading Companies & Distributors - 1.1%
Univar, Inc. (1) (2)	48,773	1,483,675

Total Industrials		24,755,371

Information Technology - 28.1%

Application Software - 4.0%
Bottomline Technologies, Inc. (1) (2)	63,763	1,594,713
BroadSoft, Inc. (1) (2)	23,971	958,840
Callidus Software, Inc. (1) (2)	70,944	1,695,561
RealPage, Inc. (1) (2)	38,061	1,316,911

		5,566,025
Communications Equipment - 2.5%
Applied Optoelectronics, Inc. (1) (2)	18,411	1,285,456
Ciena Corp. (1) (2)	62,868	1,476,141
ShoreTel, Inc. (2)	120,762	700,419

		3,462,016
Data Processing & Outsourced Services - 1.0%
Travelport Worldwide, Ltd. (1)	101,992	1,376,892
Electronic Components - 1.9%
II-VI, Inc. (1) (2)	33,085	992,550
Rogers Corp. (2)	15,001	1,593,256

		2,585,806
Electronic Equipment & Instruments - 1.1%
Itron, Inc. (2)	23,446	1,586,122
Electronic Manufacturing Services - 0.9%
Methode Electronics, Inc. (1)	31,935	1,282,190
Internet Software & Services - 2.6%
Shutterstock, Inc. (1) (2)	25,781	1,200,363

Web.com Group, Inc. (1) (2)	58,711	1,335,675
Yelp, Inc. (1) (2)	38,294	1,069,169

		3,605,207
Semiconductor Equipment - 3.6%
Brooks Automation, Inc. (1)	59,704	1,644,845
Entegris, Inc. (1) (2)	80,734	1,994,130
Rudolph Technologies, Inc. (1) (2)	59,432	1,420,425

		5,059,400
Semiconductors - 3.7%
Integrated Device Technology, Inc. (1) (2)	59,930	1,533,009
NeoPhotonics Corp. (1) (2)	48,877	440,382
Semtech Corp. (1) (2)	44,027	1,681,832
Silicon Laboratories, Inc. (1) (2)	21,183	1,584,488

		5,239,711
Systems Software - 5.6%
A10 Networks, Inc. (1) (2)	99,503	812,939
Barracuda Networks, Inc. (1) (2)	60,306	1,321,908
CommVault Systems, Inc. (1) (2)	26,761	1,501,961
Gigamon, Inc. (1) (2)	40,250	1,535,537
Qualys, Inc. (1) (2)	32,189	1,351,938
Rapid7, Inc. (2)	9,608	176,403
Varonis Systems, Inc. (1) (2)	32,716	1,189,227

		7,889,913
Technology Hardware, Storage & Peripherals - 1.2%
Pure Storage, Inc. (1) (2)	126,333	1,634,749

Total Information Technology		39,288,031

Materials - 5.1%

Commodity Chemicals - 1.2%
Trinseo SA (1)	25,021	1,612,603
Forest Products - 2.1%
Boise Cascade Co. (1) (2)	53,069	1,430,210
Louisiana-Pacific Corp. (1) (2)	64,382	1,434,431

		2,864,641
Specialty Chemicals - 0.8%
Minerals Technologies, Inc. (1)	16,056	1,155,229
Steel - 1.0%
Commercial Metals Co. (1)	79,505	1,439,041

Total Materials		7,071,514

Real Estate - 4.1%

Diversified REIT’s - 1.8%
American Assets Trust, Inc. (1)	31,132	1,215,705
Washington Real Estate Investment Trust (1)	38,369	1,239,702

		2,455,407
Hotel & Resort REIT’s - 0.8%
Hersha Hospitality Trust (1)	63,774	1,186,834
Specialized REIT’s - 1.5%
DuPont Fabros Technology, Inc. (1)	37,165	2,030,324

Total Real Estate		5,672,565

Telecommunication Services - 0.9%

Alternative Carriers - 0.9%
Cogent Communications Holdings, Inc. (1)	32,955	1,298,427

Utilities - 1.0%

Gas Utilities - 1.0%
Southwest Gas Holdings, Inc. (1)	17,870	1,421,916

Total Common Stocks (identified cost $126,622,358)		141,892,234

Short-Term Investments - 54.1%

Collateral Pool Investments for Securities on Loan - 51.3%
Collateral pool allocation (3)		71,715,800
Mutual Funds - 2.8%
BMO Institutional Prime Money Market Fund - Premier Class, 0.860% (4)	3,933,717	3,934,504

Total Short-Term Investments (identified cost $75,650,304)		75,650,304

Total Investments - 155.6% (identified cost $202,272,662)		217,542,538
Other Assets and Liabilities - (55.6)%		(77,724,592)

Total Net Assets - 100.0%		$139,817,946

Global Low Volatility Equity Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2017

(Unaudited)

Description	Shares	Value
Common Stocks - 98.2%

Austria - 0.8%
Flughafen Wien AG (1)	11,792	$447,600
Belgium - 0.3%
bpost SA	6,544	159,190
Bermuda - 3.7%
Argo Group International Holdings, Ltd.	3,254	201,423
Dairy Farm International Holdings, Ltd.	18,600	148,614
Enstar Group, Ltd. (2)	1,608	301,741
Everest Re Group, Ltd.	4,722	1,202,457
Giordano International, Ltd.	178,000	95,710

		1,949,945
Canada - 3.4%
BCE, Inc.	13,267	601,157
First Capital Realty, Inc.	8,043	119,855
George Weston, Ltd.	1,534	138,666
Laurentian Bank of Canada	6,562	252,988
Loblaw Cos., Ltd.	7,759	438,538
Metro, Inc. (1)	2,551	85,433
Pure Industrial Real Estate Trust	28,653	143,599

		1,780,236
Cayman Islands - 2.2%
361 Degrees International, Ltd.	319,000	98,248
Dali Foods Group Co., Ltd. (2)	382,000	234,811
Fresh Del Monte Produce, Inc.	6,348	321,717
Melco Resorts & Entertainment, Ltd., ADR	12,969	292,840
Uni-President China Holdings, Ltd. (1)	100,000	74,687
WH Group, Ltd.	152,000	142,392

		1,164,695
China - 3.4%
Agricultural Bank of China, Ltd., Class H	671,000	325,488
China Minsheng Banking Corp., Ltd., Class H	223,500	229,163
China Telecom Corp., Ltd., Class H	190,000	94,359
Industrial & Commercial Bank of China, Ltd., Class H	772,000	516,149
Livzon Pharmaceutical Group, Inc., Class H	19,700	132,091
Tsingtao Brewery Co., Ltd., Class H	104,000	473,786

		1,771,036
Czech Republic - 0.7%
CEZ AS	19,673	374,045
Denmark - 0.4%
Dfds A/S	4,002	221,210
France - 0.1%
Boiron SA	821	81,529
Germany - 0.6%
RHOEN-KLINIKUM AG (1)	10,747	323,547
Guernsey - 2.0%
Amdocs, Ltd.	16,692	1,081,308
Hong Kong - 6.2%
China Unicom Hong Kong, Ltd. (2)	68,000	97,560
CLP Holdings, Ltd.	110,000	1,202,687
HK Electric Investments & HK Electric Investments, Ltd. (1)	873,500	802,595
PCCW, Ltd.	881,000	513,277

VTech Holdings, Ltd.	23,900	364,057
Yuexiu Real Estate Investment Trust	446,000	269,573

		3,249,749
Hungary - 0.6%
Magyar Telekom Telecommunications PLC	112,209	186,880
Richter Gedeon Nyrt	4,717	120,573

		307,453
Ireland - 0.2%
ICON PLC (2)	1,123	105,674
Israel - 2.2%
Bank Leumi Le-Israel BM (2)	74,167	362,812
Bezeq - The Israeli Telecommunication Corp., Ltd.	224,181	388,958
Elbit Systems, Ltd.	3,188	387,627

		1,139,397
Italy - 0.6%
Amplifon SpA	21,036	299,638
Japan - 8.4%
Benesse Holdings, Inc.	8,600	315,657
Daiichi Sankyo Co., Ltd.	6,300	138,145
Duskin Co., Ltd.	19,400	485,744
Hogy Medical Co., Ltd. (1)	1,500	101,445
Kissei Pharmaceutical Co., Ltd.	7,800	200,159
KYORIN Holdings, Inc.	20,100	413,978
Mitsui Sugar Co., Ltd.	6,100	180,935
Morinaga Milk Industry Co., Ltd.	16,000	134,357
Nippon Telegraph & Telephone Corp.	11,000	527,205
Nisshin Oillio Group, Ltd.	52,000	307,070
Noevir Holdings Co., Ltd.	2,900	135,377
Prima Meat Packers, Ltd.	31,000	172,704
Suzuken Co., Ltd.	8,700	285,941
Takeda Pharmaceutical Co., Ltd.	5,500	283,418
Towa Pharmaceutical Co., Ltd.	2,700	128,722
Tsumura & Co.	10,500	383,499
Vital KSK Holdings, Inc. (1)	13,100	112,252
Xebio Holdings Co., Ltd.	8,300	134,749

		4,441,357
Malaysia - 2.9%
Public Bank Bhd	168,600	790,214
Tenaga Nasional Bhd	224,100	721,518

		1,511,732
Netherlands - 0.1%
Sligro Food Group NV	1,500	68,024
New Zealand - 2.8%
Argosy Property, Ltd. (1)	218,518	159,464
Chorus, Ltd.	39,552	126,522
Fisher & Paykel Healthcare Corp., Ltd.	44,792	339,566
Infratil, Ltd.	83,924	180,759
Metlifecare, Ltd.	44,104	171,550
Ryman Healthcare, Ltd. (1)	49,718	293,426
Summerset Group Holdings, Ltd.	66,866	231,188

		1,502,475
Philippines - 0.9%
First Philippine Holdings Corp.	66,860	93,960
Manila Electric Co.	70,320	387,096

		481,056
Singapore - 5.1%
Ascott Residence Trust	91,900	74,721
Cache Logistics Trust	190,700	121,974
CDL Hospitality Trusts	80,000	93,955
Frasers Centrepoint Trust	209,700	321,298

Mapletree Industrial Trust	80,900	106,705
Mapletree Logistics Trust	518,600	438,523
RHT Health Trust	229,700	147,749
SATS, Ltd.	140,900	523,417
Sheng Siong Group, Ltd. (1)	140,000	98,146
Singapore Airlines, Ltd.	32,600	235,844
Venture Corp., Ltd.	54,800	512,098

		2,674,430
South Korea - 0.8%
GS Home Shopping, Inc.	902	178,289
Kia Motors Corp.	6,701	233,721

		412,010
Switzerland - 4.4%
ALSO Holding AG (2)	1,854	253,058
Cembra Money Bank AG	6,982	657,795
Intershop Holding AG	189	93,617
Novartis AG	6,801	556,832
Roche Holding AG	309	84,799
Sonova Holding AG	1,794	297,101
Valora Holding AG	1,085	357,354

		2,300,556
Taiwan - 2.3%
Far EasTone Telecommunications Co., Ltd.	355,000	902,872
Taichung Commercial Bank Co., Ltd.	540,822	179,801
Taiwan Secom Co., Ltd.	45,075	133,371

		1,216,044
Thailand - 1.0%
Thai Beverage PCL	878,600	555,614
United States - 42.1%
Abaxis, Inc.	5,396	261,166
Allstate Corp.	6,632	572,607
American Electric Power Co., Inc.	5,093	365,576
American Express Co.	1,827	140,569
AT&T, Inc.	8,686	334,672
Atrion Corp.	392	216,247
Avista Corp.	2,827	121,109
Bryn Mawr Bank Corp.	4,822	196,979
Carter’s, Inc.	900	73,944
Chemed Corp.	5,914	1,210,359
Children’s Place, Inc.	1,183	128,001
Cintas Corp.	3,300	415,404
Cisco Systems, Inc.	12,579	396,616
Consolidated Edison, Inc.	12,022	995,301
CVS Health Corp.	3,675	282,350
Darden Restaurants, Inc.	4,731	420,728
Discover Financial Services	13,500	792,450
Dr. Pepper Snapple Group, Inc.	11,182	1,037,801
Edison International	3,008	245,363
Equity Commonwealth (2)	4,001	124,511
Essex Property Trust, Inc.	513	131,800
Fiserv, Inc. (2)	2,187	273,987
Foot Locker, Inc.	1,926	114,424
Forrester Research, Inc.	2,291	90,265
General Mills, Inc.	5,806	329,432
Getty Realty Corp.	11,673	293,576
Harris Corp.	3,831	429,685
Huntington Ingalls Industries, Inc.	1,206	236,147
ICU Medical, Inc. (2)	1,461	235,659
Jack Henry & Associates, Inc.	2,048	217,518
Johnson & Johnson	8,429	1,081,019
Kroger Co.	17,161	511,055
Masimo Corp. (2)	2,024	176,169
McKesson Corp.	1,165	190,000
Merck & Co., Inc.	15,682	1,021,055

Meridian Bancorp, Inc.	46,232	748,958
Navigators Group, Inc.	5,361	284,133
Owens & Minor, Inc.	23,167	738,564
PepsiCo, Inc.	7,004	818,557
Pfizer, Inc.	29,324	957,429
Pinnacle West Capital Corp.	1,253	110,703
Portland General Electric Co.	9,155	433,398
Prudential Financial, Inc.	5,107	535,469
Quidel Corp. (2)	5,583	138,570
Safety Insurance Group, Inc.	3,868	257,415
Spirit AeroSystems Holdings, Inc., Class A	3,256	177,419
Sysco Corp.	16,264	887,364
Tyson Foods, Inc., Class A	7,001	401,437
U.S. Physical Therapy, Inc.	3,479	220,047
Unum Group	9,526	428,479
Wal-Mart Stores, Inc.	14,073	1,106,138
WebMD Health Corp. (2)	2,374	132,897
WellCare Health Plans, Inc. (2)	1,019	175,064

		22,215,585

Total Common Stocks (identified cost $45,833,016)		51,835,135

Short-Term Investments - 4.8%

Collateral Investment for Securities on Loan - 3.4%
State Street Navigator Securities Lending Government Money Market Portfolio Fund, 0.739% (3)	1,804,993	1,804,993
Mutual Funds - 1.4%
State Street Institutional Liquid Reserves Fund - Premier Class, 0.940%	729,413	729,413

Total Short-Term Investments (identified cost $2,534,478)		2,534,406

Total Investments - 103.0% (identified cost $48,367,494)		54,369,541
Other Assets and Liabilities - (3.0)%		(1,583,854)

Total Net Assets - 100.0%		$52,785,687

Global Low Volatility Equity Fund

Industry Allocation

As of May 31, 2017

(Unaudited)

Industry	Value	% of Total Net Assets
Aerospace/Defense	$994,732	1.9%
Airlines	235,844	0.4
Apparel	73,944	0.1
Auto Manufacturers	233,721	0.4
Banks	2,853,594	5.4
Beverages	2,885,759	5.5
Commercial Services	1,440,442	2.7
Computers	1,081,308	2.1
Cosmetics/Personal Care	135,377	0.3
Diversified Financial Services	1,590,815	3.0
Electric	6,034,108	11.4
Electronics	765,155	1.5
Engineering & Construction	971,017	1.8
Food	4,577,237	8.7
Healthcare-Products	1,765,923	3.3
Healthcare-Services	2,730,854	5.2
Insurance	3,783,725	7.2
Internet	132,897	0.3
Lodging	292,840	0.6
Pharmaceuticals	7,209,643	13.7
Real Estate	520,685	1.0
Real Estate Investment Trusts	2,120,234	4.0
Retail	3,014,135	5.7
Savings & Loans	748,958	1.4
Shipbuilding	236,147	0.4
Software	491,505	0.9
Telecommunications	4,534,136	8.6
Transportation	380,400	0.7

Total Common Stocks	51,835,135	98.2
Collateral Investment for Securities on Loan	1,804,993	3.4
Mutual Funds	729,413	1.4

Total Investments	54,369,541	103.0
Other Assets and Liabilities	(1,583,854)	(3.0)

Total Net Assets	$52,785,687	100.0%

Disciplined International Equity Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2017

(Unaudited)

Description	Shares	Value
Common Stocks - 97.7%

Australia - 5.8%
Australia & New Zealand Banking Group, Ltd.	30,428	$633,293
BHP Billiton, Ltd. (1)	35,693	633,868
CSL, Ltd.	1,823	175,134
Fortescue Metals Group, Ltd. (1)	300,439	1,082,720
Ramsay Health Care, Ltd.	5,776	295,838
Telstra Corp., Ltd. (1)	146,040	477,466
Woodside Petroleum, Ltd. (1)	46,292	1,105,873

		4,404,192
Austria - 1.0%
Erste Group Bank AG	21,557	782,178
Belgium - 0.1%
bpost SA	4,193	101,999
Bermuda - 0.2%
Fly Leasing, Ltd. (2)	10,458	134,699
Denmark - 2.8%
Danske Bank A/S	17,065	640,957
Novo Nordisk A/S	25,680	1,091,355
Vestas Wind Systems A/S	5,018	445,989

		2,178,301
Finland - 3.1%
Nokian Renkaat OYJ	4,488	183,413
Orion OYJ	4,061	262,767
UPM-Kymmene OYJ	68,714	1,937,465

		2,383,645
France - 12.7%
Arkema SA	8,226	859,567
Capgemini SE	2,062	213,474
CNP Assurances	41,179	905,739
Credit Agricole SA	49,499	758,448
Eiffage SA	2,836	257,892
Peugeot SA	88,698	1,748,662
Sanofi	16,708	1,654,856
Societe Generale SA	22,220	1,164,922
TOTAL SA	3,534	187,658
Valeo SA	13,823	962,274
Vinci SA	11,529	1,006,689

		9,720,181
Germany - 8.7%
Allianz SE	6,996	1,343,095
Bayer AG	4,704	624,068
Continental AG	830	184,611
Evonik Industries AG	46,008	1,584,344
Fresenius Medical Care AG & Co. KGaA	2,087	199,652
Fresenius SE & Co. KGaA	19,666	1,683,615
Merck KGaA	3,967	478,832
Siemens AG	2,738	390,772
Talanx AG	5,118	189,497

		6,678,486
Ireland - 1.7%
Seagate Technology PLC	29,739	1,295,728

Israel - 0.3%
Check Point Software Technologies, Ltd. (2)	1,886	211,326
Italy - 0.5%
Atlantia SpA	7,414	206,380
Recordati SpA	4,230	170,161

		376,541
Japan - 22.5%
Aoyama Trading Co., Ltd.	15,100	544,691
Asahi Glass Co., Ltd.	65,000	530,564
Chubu Electric Power Co., Inc.	38,200	518,589
Dai Nippon Printing Co., Ltd.	78,000	866,980
Daiwa Securities Group, Inc.	96,000	583,801
Fujikura, Ltd.	151,500	1,298,181
Fujitsu, Ltd.	48,000	350,107
Heiwado Co., Ltd.	16,000	346,004
Hitachi Maxell, Ltd.	11,100	217,891
Hitachi, Ltd.	109,000	658,134
Ibiden Co., Ltd.	50,100	897,955
Kansai Electric Power Co., Inc.	57,500	805,000
Kawasaki Kisen Kaisha, Ltd. (1) (2)	199,000	515,693
Kirin Holdings Co., Ltd.	96,500	2,035,867
Konica Minolta, Inc.	85,100	669,274
Mitsubishi Chemical Holdings Corp.	106,400	805,566
Mitsubishi UFJ Financial Group, Inc.	22,400	139,740
Monex Group, Inc. (1)	118,700	288,310
Morinaga Milk Industry Co., Ltd.	34,000	285,508
NEC Corp.	114,000	295,422
Nippon Telegraph & Telephone Corp.	44,400	2,127,993
Nissan Motor Co., Ltd.	11,300	108,306
Nisshin Oillio Group, Ltd.	53,000	312,975
Nisshinbo Holdings, Inc.	57,200	540,753
NTT DoCoMo, Inc.	12,500	306,659
Sumitomo Riko Co., Ltd.	11,900	122,814
Toho Holdings Co., Ltd. (1)	6,600	133,847
Toppan Printing Co., Ltd.	63,000	693,995
Warabeya Nichiyo Holdings Co., Ltd.	6,600	183,251

		17,183,870
Jersey - 2.3%
Centamin PLC	150,650	323,185
Delphi Automotive PLC	16,276	1,431,800

		1,754,985
Luxembourg - 1.0%
Subsea 7 SA	26,673	383,555
Ternium SA	13,774	358,399

		741,954
Marshall Islands - 0.1%
Seaspan Corp.	14,943	77,554
Netherlands - 3.7%
AerCap Holdings NV (2)	9,838	433,069
Boskalis Westminster	15,832	545,729
Fiat Chrysler Automobiles NV (2)	89,599	940,583
ING Groep NV	52,134	872,028

		2,791,409
New Zealand - 0.4%
Air New Zealand, Ltd.	167,217	340,018
Norway - 0.8%
Salmar ASA	15,622	422,846
Yara International ASA	4,235	157,435

		580,281
Portugal - 1.0%
EDP-Energias de Portugal SA	217,238	798,968

Singapore - 2.2%
DBS Group Holdings, Ltd.	17,600	260,378
Japfa, Ltd. (1)	236,200	93,036
Mapletree Industrial Trust	257,000	338,977
Oversea-Chinese Banking Corp., Ltd.	25,800	195,600
SATS, Ltd.	85,000	315,759
Singapore Airlines, Ltd.	30,400	219,928
Yanlord Land Group, Ltd.	180,700	245,522

		1,669,200
Spain - 1.1%
Banco Bilbao Vizcaya Argentaria SA	39,719	323,572
Distribuidora Internacional de Alimentacion SA (1)	31,049	191,102
Repsol SA	18,034	302,155

		816,829
Sweden - 2.5%
Nordea Bank AB	121,975	1,566,193
Skandinaviska Enskilda Banken AB, Class A	29,923	360,808

		1,927,001
Switzerland - 6.1%
Lonza Group AG	7,323	1,516,694
Roche Holding AG	4,001	1,097,998
Swiss Re AG	5,118	466,594
TE Connectivity, Ltd.	15,867	1,251,113
Zurich Insurance Group AG	1,130	332,157

		4,664,556
United Kingdom - 17.1%
Admiral Group PLC	13,906	364,973
British American Tobacco PLC	29,923	2,132,053
Compass Group PLC	75,273	1,619,659
Diageo PLC	12,375	371,030
Go-Ahead Group PLC	16,373	386,264
Imperial Brands PLC	32,018	1,497,094
Jupiter Fund Management PLC	30,789	195,812
Legal & General Group PLC	450,117	1,460,323
Paragon Group of Cos. PLC	32,584	191,526
Reckitt Benckiser Group PLC	13,331	1,363,457
RELX PLC	54,784	1,173,853
Rio Tinto PLC	29,307	1,171,523
Royal Mail PLC	89,838	510,929
Unilever PLC	8,005	446,753
WH Smith PLC	8,553	196,599

		13,081,848

Total Common Stocks (identified cost $65,292,909)		74,695,749

Short-Term Investments - 10.9%

Collateral Investment for Securities on Loan - 3.4%
State Street Navigator Securities Lending Government Money Market Portfolio Fund, 0.739% (3)	2,599,710	2,599,710
Mutual Funds - 7.5%
State Street Institutional Liquid Reserves Fund - Premier Class, 0.940%	5,731,133	5,731,133

Total Short-Term Investments (identified cost $8,331,380)		8,330,843

Total Investments - 108.6% (identified cost $73,624,289)		83,026,592
Other Assets and Liabilities - (8.6)%		(6,542,965)

Total Net Assets - 100.0%		$76,483,627

Disciplined International Equity Fund

Industry Allocation

As of May 31, 2017

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$3,722,182	4.9%
Airlines	559,946	0.7
Auto Manufacturers	2,797,552	3.7
Auto Parts & Equipment	2,762,098	3.6
Banks	7,698,117	10.1
Beverages	2,406,897	3.1
Biotechnology	175,134	0.2
Building Materials	530,564	0.7
Chemicals	4,923,606	6.4
Commercial Services	3,374,277	4.4
Computers	2,070,636	2.7
Cosmetics/Personal Care	446,753	0.6
Diversified Financial Services	1,105,838	1.4
Electric	2,122,556	2.8
Electrical Components & Equipment	1,298,181	1.7
Electronics	2,662,381	3.5
Energy-Alternate Sources	445,989	0.6
Engineering & Construction	2,126,068	2.8
Food	1,741,685	2.3
Food Service	1,619,658	2.1
Forest Products & Paper	1,937,465	2.5
Healthcare-Services	2,179,105	2.9
Household Products/Wares	1,363,457	1.8
Insurance	5,062,379	6.6
Internet	288,310	0.4
Iron/Steel	1,441,120	1.9
Machinery-Construction & Mining	658,134	0.9
Mining	2,128,577	2.8
Miscellaneous Manufacturing	1,182,860	1.5
Oil & Gas	1,595,686	2.1
Oil & Gas Services	383,555	0.5
Pharmaceuticals	5,513,884	7.2
Real Estate	245,522	0.3
Real Estate Investment Trusts	338,977	0.4
Retail	741,290	1.0
Telecommunications	3,452,871	4.5
Transportation	1,592,439	2.1

Total Common Stocks	74,695,749	97.7
Collateral Investment for Securities on Loan	2,599,710	3.4
Mutual Funds	5,731,133	7.5

Total Investments	83,026,592	108.6
Other Assets and Liabilities	(6,542,965)	(8.6)

Total Net Assets	$76,483,627	100.0%

Pyrford International Stock Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2017

(Unaudited)

Description	Shares	Value
Common Stocks - 92.9%

Australia - 9.9%
Brambles, Ltd.	1,521,109	$11,720,801
Computershare, Ltd.	869,836	9,313,642
Newcrest Mining, Ltd.	308,849	4,851,425
QBE Insurance Group, Ltd.	655,534	6,283,522
Rio Tinto, Ltd.	111,085	5,184,446
Telstra Corp., Ltd.	910,523	2,976,883
Woodside Petroleum, Ltd.	412,949	9,864,966
Woolworths, Ltd.	533,641	10,329,400

		60,525,085
Belgium - 1.2%
Proximus SADP	208,917	7,508,804
Finland - 1.9%
Kone OYJ, Class B (1)	117,273	5,810,987
Sampo OYJ, A Shares	109,064	5,541,443

		11,352,430
France - 7.7%
Air Liquide SA	76,647	9,341,998
Bureau Veritas SA	257,801	5,909,300
Legrand SA	101,747	6,975,572
Rubis SCA	44,295	5,132,616
Sanofi	115,639	11,453,547
TOTAL SA	155,631	8,264,119

		47,077,152
Germany - 4.7%
Brenntag AG	144,483	8,358,702
Deutsche Post AG	189,282	6,913,658
GEA Group AG (1)	127,857	5,253,197
SAP AG	79,376	8,510,097

		29,035,654
Hong Kong - 6.6%
ASM Pacific Technology, Ltd.	510,500	7,324,162
China Mobile, Ltd.	948,500	10,522,592
CNOOC, Ltd.	5,933,000	6,776,177
Power Assets Holdings, Ltd.	807,500	7,232,998
VTech Holdings, Ltd.	578,000	8,804,384

		40,660,313
Israel - 0.5%
Bezeq - The Israeli Telecommunication Corp., Ltd.	1,795,045	3,114,433
Japan - 8.6%
ABC-Mart, Inc.	71,600	4,182,862
Japan Tobacco, Inc.	306,868	11,529,370
KDDI Corp.	346,300	9,586,960
Mitsubishi Electric Corp.	644,000	8,879,350
Nihon Kohden Corp.	313,000	6,983,504
Sumitomo Rubber Industries, Ltd.	431,100	7,349,136
Toyota Tsusho Corp.	141,100	4,325,368

		52,836,550
Malaysia - 3.0%
Axiata Group Bhd	7,045,691	8,362,643
Magnum Bhd	2,785,300	1,125,834
Malayan Banking Bhd	3,935,909	8,681,070

		18,169,547

Netherlands - 4.3%
Koninklijke Vopak NV (1)	175,847	7,962,741
RELX NV	344,272	7,143,046
Unilever NV	202,659	11,542,203

		26,647,990
Norway - 1.9%
Telenor ASA	711,125	11,740,847
Singapore - 4.6%
ComfortDelGro Corp., Ltd.	5,008,000	8,686,590
Sembcorp Industries, Ltd.	2,273,000	5,191,110
Singapore Technologies Engineering, Ltd.	2,597,400	6,983,217
United Overseas Bank, Ltd.	458,000	7,606,577

		28,467,494
Sweden - 4.4%
Assa Abloy AB, Class B	230,871	5,185,128
Atlas Copco AB, A Shares	290,455	10,747,443
Svenska Cellulosa AB SCA, B Shares	305,691	10,787,149

		26,719,720
Switzerland - 13.6%
Givaudan SA	2,031	4,166,638
Nestle SA	247,323	21,104,998
Novartis AG	208,655	17,083,621
Panalpina Welttransport Holding AG (1)	36,698	5,035,532
Roche Holding AG	69,351	19,032,054
Schindler Holding AG	19,288	4,136,201
Syngenta, Ltd.	8,723	3,962,749
Zurich Insurance Group AG	29,953	8,804,521

		83,326,314
Taiwan - 3.8%
Advantech Co., Ltd.	579,218	4,698,600
Chunghwa Telecom Co., Ltd.	2,287,000	8,173,560
Merida Industry Co., Ltd.	435,000	2,350,061
Taiwan Semiconductor Manufacturing Co., Ltd.	1,236,000	8,341,634

		23,563,855
United Kingdom - 16.2%
BP PLC	893,351	5,371,897
British American Tobacco PLC	165,952	11,824,299
GlaxoSmithKline PLC	469,365	10,301,978
Imperial Brands PLC	153,279	7,167,000
Legal & General Group PLC	2,963,333	9,613,996
National Grid PLC	908,596	12,754,574
Royal Dutch Shell PLC, A Shares	299,726	8,131,233
Royal Dutch Shell PLC, B Shares	221,646	6,121,406
SSE PLC	426,361	8,267,643
United Utilities Group PLC	673,484	8,929,156
Vodafone Group PLC	3,662,383	10,924,021

		99,407,203

Total Common Stocks (identified cost $500,563,231)		570,153,391

Preferred Stocks - 1.7%

Germany - 1.7%
Fuchs Petrolub SE (1)	182,577	10,186,180

Total Preferred Stocks (identified cost $6,602,641)		10,186,180

Short-Term Investments - 7.3%

Collateral Investment for Securities on Loan - 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio Fund, 0.739% (3)	12,101,082	12,101,082
Mutual Funds - 5.3%
State Street Institutional Liquid Reserves Fund - Premier Class, 0.940%	32,794,631	32,794,631

Total Short-Term Investments (identified cost $44,898,992)		44,895,713

Total Investments - 101.9% (identified cost $552,064,864)		625,235,284
Other Assets and Liabilities - (1.9)%		(11,624,284)

Total Net Assets - 100.0%		$613,611,000

Pyrford International Stock Fund

Industry Allocation

As of May 31, 2017

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$30,520,669	5.0%
Auto Parts & Equipment	7,349,136	1.2
Banks	16,287,647	2.7
Chemicals	25,830,086	4.2
Commercial Services	24,773,147	4.0
Computers	14,012,242	2.3
Cosmetics/Personal Care	22,329,352	3.6
Distribution/Wholesale	4,325,368	0.7
Electric	15,500,642	2.5
Electrical Components & Equipment	6,975,572	1.1
Electronics	5,185,128	0.8
Engineering & Construction	6,983,217	1.1
Food	31,434,398	5.1
Gas	17,887,190	2.9
Hand/Machine Tools	4,136,201	0.7
Healthcare-Products	6,983,503	1.1
Holding Companies-Diversified	1,125,834	0.2
Insurance	30,243,482	4.9
Leisure Time	2,350,062	0.4
Machinery-Construction & Mining	19,626,793	3.2
Machinery-Diversified	11,064,185	1.8
Mining	10,035,872	1.6
Oil & Gas	44,529,798	7.3
Pharmaceuticals	57,871,200	9.4
Pipelines	7,962,741	1.3
Retail	4,182,862	0.7
Semiconductors	15,665,796	2.6
Shipbuilding	5,191,110	0.9
Software	8,510,097	1.4
Telecommunications	81,715,125	13.3
Transportation	20,635,780	3.4
Water	8,929,156	1.5

Total Common Stocks	570,153,391	92.9
Preferred Stocks	10,186,180	1.7
Collateral Investment for Securities on Loan	12,101,082	2.0
Mutual Funds	32,794,631	5.3

Total Investments	625,235,284	101.9
Other Assets and Liabilities	(11,624,284)	(1.9)

Total Net Assets	$613,611,000	100.0%

LGM Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2017

(Unaudited)

Description	Shares or Units	Value
Common Stocks - 91.8%

Bermuda - 3.1%
Credicorp, Ltd.	8,755	$1,466,637
Dairy Farm International Holdings, Ltd.	405,015	3,236,070

		4,702,707

Cayman Islands - 2.2%
Sands China, Ltd.	725,200	3,345,624
Chile - 1.6%
Aguas Andinas SA, Class A	4,263,203	2,366,337
China - 2.2%
Foshan Haitian Flavouring & Food Co., Ltd., Class A	587,000	3,353,671
Egypt - 4.1%
Commercial International Bank Egypt SAE GDR	1,265,531	5,568,337
Edita Food Industries SAE GDR	131,694	697,978

		6,266,315

Hong Kong - 2.7%
AIA Group, Ltd.	569,400	4,037,106
India - 26.4%
Colgate-Palmolive India, Ltd.	96,303	1,517,981
Container Corp. Of India, Ltd.	115,907	2,083,883
Emami, Ltd.	304,317	5,138,533
Hindustan Unilever, Ltd.	210,294	3,487,517
Housing Development Finance Corp., Ltd.	177,246	4,331,703
ICICI Bank, Ltd.	1,045,737	5,300,000
ITC, Ltd.	1,436,133	6,963,642
Jyothy Laboratories, Ltd.	41,563	235,000
Nestle India, Ltd.	21,848	2,245,092
Pidilite Industries, Ltd.	129,835	1,545,463
Titan Co., Ltd. (2)	305,810	2,250,917
Yes Bank, Ltd.	221,414	4,921,589

		40,021,320

Indonesia - 11.3%
Bank Mandiri Persero Tbk PT	7,354,804	6,957,247
Bank Rakyat Indonesia Persero Tbk PT	4,847,800	5,268,161
Hanjaya Mandala Sampoerna Tbk PT	5,174,800	1,526,799
Kalbe Farma Tbk PT	18,977,100	2,194,049
Unilever Indonesia Tbk PT	352,100	1,220,587

		17,166,843

Kenya - 0.9%
East African Breweries, Ltd.	562,300	1,311,852
Malaysia - 2.8%
British American Tobacco Malaysia Bhd	285,700	2,977,154
Public Bank Bhd	277,300	1,299,682

		4,276,836

Mexico - 10.0%
Bolsa Mexicana de Valores SAB de C.V.	1,817,373	3,109,203
Grupo Financiero Banorte SAB de C.V., Class O	572,875	3,291,742
Grupo Herdez SAB de C.V. (1)	555,373	1,175,022
Wal-Mart de Mexico SAB de C.V.	3,287,211	7,526,067

		15,102,034

Nigeria - 1.1%
Guaranty Trust Bank PLC	15,198,387	1,642,247

Philippines - 4.4%
Universal Robina Corp.	2,046,650	6,661,121
South Africa - 5.2%
Clicks Group, Ltd.	253,311	2,631,035
Mr Price Group, Ltd.	461,564	5,279,039

		7,910,074

Taiwan - 2.5%
President Chain Store Corp.	416,000	3,720,336
Thailand - 0.9%
Kasikornbank PCL	255,869	1,408,557
Turkey - 3.6%
BIM Birlesik Magazalar AS	310,243	5,518,226
United States - 5.7%
PriceSmart, Inc.	18,400	1,623,800
Western Union Co.	78,027	1,484,074
Yum China Holdings, Inc. (2)	143,730	5,520,669

		8,628,543

Vietnam - 1.1%
Vietnam Dairy Products JSC	248,570	1,638,165

Total Common Stocks (identified cost $112,103,041)		139,077,914

Common Stock Units - 2.0%

Mexico - 2.0%
Fomento Economico Mexicano SAB de C.V.	323,200	3,050,692

Total Common Stock Units (identified cost $2,586,810)		3,050,692

Participation Notes - 2.8%

United States - 2.8%
Vietnam Dairy Products JSC, Issued by Citigroup Global Markets Holding, Maturity Date 2/8/2018 (5)	641,463	4,227,471

Total Participation Notes (identified cost $2,536,119)		4,227,471

Short-Term Investments - 4.6%

Collateral Investment for Securities on Loan - 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio Fund, 0.739% (3)	939,049	939,049
Mutual Funds - 4.0%
State Street Institutional Liquid Reserves Fund - Premier Class, 0.940%	6,074,063	6,074,063

Total Short-Term Investments (identified cost $7,013,719)		7,013,112

Total Investments - 101.2% (identified cost $124,239,689)		153,369,189
Other Assets and Liabilities - (1.2)%		(1,761,460)

Total Net Assets - 100.0%		$151,607,729

LGM Emerging Markets Equity Fund

Industry Allocation

As of May 31, 2017

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$11,467,596	7.6%
Banks	37,124,198	24.5
Beverages	1,311,852	0.9
Commercial Services	1,484,074	1.0
Cosmetics/Personal Care	1,517,981	1.0
Diversified Financial Services	7,440,906	4.9
Food	24,525,345	16.2
Household Products/Wares	4,943,103	3.2
Insurance	4,037,106	2.7
Lodging	3,345,624	2.2
Miscellaneous Manufacturing	1,545,463	1.0
Pharmaceuticals	7,332,582	4.8
Retail	28,551,864	18.8
Transportation	2,083,883	1.4
Water	2,366,337	1.6

Total Common Stocks	139,077,914	91.8
Common Stock Units	3,050,692	2.0
Participation Notes	4,227,471	2.8
Collateral Investment for Securities on Loan	939,049	0.6
Mutual Funds	6,074,063	4.0

Total Investments	153,369,189	101.2
Other Assets and Liabilities	(1,761,460)	(1.2)

Total Net Assets	$151,607,729	100.0%

TCH Emerging Markets Bond Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2017

(Unaudited)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes - 52.6%

Austria - 1.4%
Suzano Austria GmbH, 5.750%, 7/14/2026 (6)	$200,000	$207,400
Brazil - 1.3%
Vale SA, 5.625%, 9/11/2042	200,000	189,480
British Virgin Islands - 2.5%
China Cinda Finance 2014, Ltd., 5.625%, 5/14/2024 (6)	200,000	221,803
GTL Trade Finance, Inc., 5.893%, 4/29/2024 (1) (6)	150,000	150,000

		371,803

Canada - 1.4%
Kinross Gold Corp.:
5.125%, 9/1/2021 (1)	50,000	53,000
6.875%, 9/1/2041	150,000	158,250

		211,250

Cayman Islands - 3.4%
Batelco International Finance No. 1, Ltd., 4.250%, 5/1/2020	200,000	202,263
Odebrecht Finance, Ltd., 7.125%, 6/26/2042 (6)	200,000	85,500
Vale Overseas, Ltd., 4.375%, 1/11/2022	200,000	203,940

		491,703

Chile - 1.5%
Empresa de Transporte de Pasajeros Metro SA, 5.000%, 1/25/2047 (6)	200,000	215,500
Colombia - 4.1%
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/2022	200,000	205,000
Ecopetrol SA:
5.375%, 6/26/2026	200,000	206,810
5.875%, 5/28/2045	200,000	185,680

		597,490

Costa Rica - 2.8%
Banco de Costa Rica, 5.250%, 8/12/2018 (6)	200,000	204,048
Banco Nacional de Costa Rica, 6.250%, 11/1/2023	200,000	212,980

		417,028

Georgia - 1.9%
Georgian Railway JSC, 7.750%, 7/11/2022 (6)	250,000	276,754
Hungary - 1.4%
Magyar Export-Import Bank Zrt, 4.000%, 1/30/2020 (6)	200,000	207,390
Indonesia - 1.4%
Pelabuhan Indonesia II PT, 4.250%, 5/5/2025 (1) (6)	200,000	203,152
Kazakstan - 1.4%
Eurasian Development Bank, 4.767%, 9/20/2022 (6)	200,000	208,942
Luxembourg - 2.9%
Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/2023 (6)	200,000	219,210
Minerva Luxembourg SA, 6.500%, 9/20/2026 (6)	200,000	199,000

		418,210

Mexico - 9.0%
Alfa SAB de CV, 6.875%, 3/25/2044 (6)	200,000	214,000
America Movil SAB de CV, 6.450%, 12/5/2022 (1) (7)	2,000,000	100,370
Comision Federal de Electricidad, 4.750%, 2/23/2027 (6)	300,000	306,000
Nemak SAB de CV, 5.500%, 2/28/2023 (1) (6)	250,000	259,688

Petroleos Mexicanos:
6.375%, 2/4/2021	150,000	164,535
5.625%, 1/23/2046	300,000	271,725

		1,316,318

Morocco - 2.9%
OCP SA:
4.500%, 10/22/2025 (6)	200,000	202,462
6.875%, 4/25/2044 (6)	200,000	224,375

		426,837

Netherlands - 1.5%
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (6)	200,000	218,664
Peru - 1.5%
Corp Financiera de Desarrollo SA, 4.750%, 7/15/2025 (6)	200,000	214,500
South Africa - 1.7%
Transnet SOC, Ltd., 4.000%, 7/26/2022 (6)	250,000	245,469
Turkey - 5.5%
Coca-Cola Icecek AS, 4.750%, 10/1/2018 (6)	200,000	205,778
TC Ziraat Bankasi AS, 4.250%, 7/3/2019 (1) (6)	200,000	202,300
Turk Telekomunikasyon AS, 4.875%, 6/19/2024 (6)	200,000	201,005
Turkiye Is Bankasi AS, 3.875%, 11/7/2017 (6)	200,000	201,237

		810,320

United Arab Emirates - 1.4%
NBK SPC, Ltd., 2.750%, 5/30/2022 (6)	200,000	199,311
United Kingdom - 1.7%
Standard Chartered PLC, 3.950%, 1/11/2023 (6)	250,000	253,008

Total Corporate Bonds & Notes (identified cost $7,601,266)		7,700,529

International Bonds - 39.7%

Argentina - 4.0%
Argentine Republic Government International Bond:
5.625%, 1/26/2022 (1)	200,000	208,900
6.875%, 4/22/2021	150,000	164,175
6.875%, 1/26/2027 (1)	200,000	213,000

		586,075
Armenia - 2.6%
Republic of Armenia, 6.000%, 9/30/2020 (1) (6)	362,000	380,060
Bahamas - 1.4%
Bahamas Government International Bond, 5.750%, 1/16/2024	200,000	210,000
Bahrain - 1.2%
Bahrain Government International Bond, 6.000%, 9/19/2044 (6)	200,000	176,385
Bolivia - 1.7%
Bolivian Government International Bond, 4.500%, 3/20/2028 (1) (6)	250,000	245,938
Brazil - 1.5%
Brazilian Government International Bond, 6.000%, 4/7/2026 (1)	200,000	217,900
Colombia - 1.4%
Colombia Government International Bond, 5.000%, 6/15/2045	200,000	203,000
Croatia - 1.5%
Croatia Government International Bond, 5.500%, 4/4/2023 (6)	200,000	218,400
Dominican Republic - 1.8%
Dominican Republic International Bond:
5.875%, 4/18/2024 (6)	100,000	106,250
5.950%, 1/25/2027 (6)	150,000	157,769

		264,019

Ethiopia - 1.4%
Federal Democratic Republic of Ethiopia, 6.625%, 12/11/2024 (6)	200,000	201,654

Hungary - 1.8%
Hungary Government International Bond, 4.000%, 3/25/2019 (1)	250,000	259,481
Indonesia - 3.5%
Perusahaan Penerbit SBSN Indonesia II, 4.000%, 11/21/2018 (6)	250,000	257,200
Perusahaan Penerbit SBSN Indonesia III, 3.300%, 11/21/2022 (1)	250,000	251,875

		509,075

Mexico - 1.4%
Mexico Government International Bond, 4.150%, 3/28/2027	200,000	206,740
Oman - 3.1%
Oman Government International Bond, 4.750%, 6/15/2026 (1) (6)	200,000	201,082
Oman Sovereign Sukuk SAOC, 4.397%, 6/1/2024 (6)	250,000	251,645

		452,727

Paraguay - 1.5%
Republic of Paraguay, 6.100%, 8/11/2044 (1) (6)	200,000	219,006
Rwanda - 1.4%
Rwanda International Government Bond, 6.625%, 5/2/2023 (6)	200,000	207,450
Saudi Arabia - 1.4%
Saudi Government International Bond, 4.500%, 10/26/2046 (6)	200,000	202,063
South Africa - 1.4%
Republic of South Africa Government International Bond, 4.875%, 4/14/2026	200,000	204,622
Sri Lanka - 1.4%
Sri Lanka Government International Bond, 6.000%, 1/14/2019 (6)	200,000	207,816
Turkey - 2.9%
Export Credit Bank of Turkey, 5.000%, 9/23/2021 (6)	200,000	204,133
Turkey Government International Bond, 6.000%, 3/25/2027	200,000	215,145

		419,278

Vietnam - 1.4%
Vietnam Government International Bond, 4.800%, 11/19/2024 (6)	200,000	209,286

Total International Bonds (identified cost $5,655,102)		5,800,975

Short-Term Investments - 27.4%

Collateral Investment for Securities on Loan - 18.0%
State Street Navigator Securities Lending Government Money Market Portfolio Fund, 0.739% (3)	2,633,850	2,633,850
Mutual Funds - 9.4%
State Street Institutional Liquid Reserves Fund - Premier Class, 0.940%	1,373,193	1,373,193

Total Short-Term Investments (identified cost $4,007,173)		4,007,043

Total Investments - 119.7% (identified cost $17,263,541)		17,508,547
Other Assets and Liabilities - (19.7)%		(2,876,742)

Total Net Assets - 100.0%		$14,631,805

TCH Emerging Markets Bond Fund

Industry Allocation

As of May 31, 2017

(Unaudited)

Industry	Value	% of Total Net Assets
Auto Parts & Equipment	$259,688	1.8%
Banks	1,487,383	10.2
Beverages	205,778	1.4
Chemicals	426,837	2.9
Diversified Financial Services	221,804	1.5
Electric	306,000	2.1
Engineering & Construction	85,500	0.6
Food	199,000	1.4
Forest Products & Paper	207,400	1.4
Holding Companies-Diversified	214,000	1.5
Iron/Steel	543,420	3.7
Mining	211,250	1.4
Multi-National	208,942	1.4
Oil & Gas	1,047,960	7.2
Sovereign	207,390	1.4
Telecommunications	708,638	4.8
Transportation	1,159,539	7.9

Total Corporate Bonds & Notes	7,700,529	52.6
International Bonds	5,800,975	39.7
Collateral Investment for Securities on Loan	2,633,850	18.0
Mutual Funds	1,373,193	9.4

Total Investments	17,508,547	119.7
Other Assets and Liabilities	(2,876,742)	(19.7)

Total Net Assets	$14,631,805	100.0%

Alternative Strategies Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2017

(Unaudited)

Description	Shares, Contracts, Principal Amount, or Units	Value
Bank Loans Purchased Long - 6.3%

Canada - 0.3%
Valeant Pharmaceuticals International, Inc., 5.750%, 4/1/2022 (8) (9)	$265,917	$270,969
Cayman Islands - 0.9%
Offshore Group Investment, Ltd., 7.545%, 12/31/2019 (8)	989,975	972,650
Luxembourg - 0.0%
Misys Europe SA, 8.460%, 4/27/2025 (8) (9)	30,000	30,690
Pacific Drilling SA, 4.625%, 6/4/2018 (8)	35,661	17,682

		48,372

United Kingdom - 0.2%
Air Newco LLC, 6.672%, 1/31/2022 (8)	195,500	191,346
United States - 4.9%
21st Century Oncology Holdings, Inc., 7.275%, 4/30/2022 (8) (10)	185,171	173,444
Air Methods Corp., 7.460%, 3/30/2018 (8) (9)	312,000	312,000
American Bath Group LLC:
6.397%, 9/30/2023 (8)	12,328	12,502
6.397%, 9/30/2023 (8)	118,344	120,021
AMF Bowling Centers, Inc., 11.045%, 2/16/2024 (8)	60,000	61,463
APC Aftermarket, 6.180%, 5/10/2024 (8)	15,000	14,775
Asurion LLC, 8.545%, 3/3/2021 (8)	277,000	280,532
Centurylink, Inc., 0.000%, 2/17/2018 (8) (9)	300,000	300,000
Chief Power Finance LLC, 6.070%, 12/31/2020 (8)	52,865	38,327
CityMD, 5.710%, 5/25/2024 (8) (9)	52,000	52,195
Confie Seguros Holding II Co.:
6.545%, 4/19/2022 (8)	176,558	174,976
11.000%, 5/8/2019 (8)	132,000	130,570
Cunningham Lindsey US, Inc., 5.068%, 12/10/2019 (8)	314,240	283,601
Del Monte Foods, Inc., 4.430%, 2/18/2021 (8)	15,918	13,618
DiversiTech Corp., 4.710%, 5/5/2024 (8) (9)	52,000	52,228
Duff & Phelps Corp., 9.647%, 4/23/2021 (8)	51,750	52,138
Eastman Kodak Co., 7.422%, 9/3/2019 (8)	64,468	64,347
Electro Rent Corp., 6.045%, 1/19/2024 (8)	140,648	141,702
EVO Payments International, 6.050%, 12/22/2023 (8)	109,000	110,362
Global Eagle Entertainment, Inc., 8.322%, 1/6/2023 (8)	129,000	120,744
Global Tel*Link Corp., 9.000%, 11/23/2020 (8)	71,000	70,867
Gulf Finance LLC, 6.300%, 8/25/2023 (8)	54,031	52,275
Harland Clarke Holdings Corp., 6.647%, 2/9/2022 (8) (9)	96,000	96,168
Highland Acquisitions Holdings LLC, 6.545%, 11/30/2022 (8)	191,525	190,089
Innovative XCessories & Services LLC, 5.750%, 11/29/2022 (8)	90,000	91,013
Invenergy Thermal Operating I LLC, 6.647%, 10/19/2022 (8)	17,352	16,831
Landslide Holdings, Inc., 5.300%, 1/20/2024 (8)	55,000	55,218
Lonestar Intermediate Super Holdings, LLC, 10.045%, 8/31/2021 (8)	25,000	25,896
LSF9 Atlantis Holdings LLC, 7.000%, 5/1/2023 (8)	32,000	32,370
Ocwen Loan Servicing LLC, 6.000%, 12/5/2020 (8)	159,000	158,527
Proampac PG Borrower LLC, 9.672%, 11/18/2024 (8)	122,000	124,440
Quorum Health Corp., 7.795%, 4/29/2022 (8)	179,028	179,342
Securus Technologies Holdings, Inc., 9.000%, 4/30/2021 (8)	70,000	70,058
Southcross Energy Partners LP, 5.460%, 8/4/2021 (8) (9)	88,000	79,200
Star West Generation LLC, 5.900%, 3/13/2020 (8)	398,572	358,715
SunEdison, Inc.:
1.147%, 4/26/2018 (8) (9)	161,888	164,317
8.524%, 4/19/2018 (8)	575,000	576,708
13.000%, 7/2/2018 (8) (10)	40,059	4,640

Travel Leaders Group LLC, 6.295%, 1/25/2024 (8)	17,000	17,202
Walter Investment Management Corp., 4.795%, 12/18/2020 (8) (9)	364,130	332,775

		5,206,196

Total Bank Loans Purchased Long (identified cost $6,475,887)		6,689,533

Common Stock Units Purchased Long - 0.1%

United States - 0.1%
Matlin and Partners Acquisition Corp. (2)	6,330	63,870

Total Common Stock Units Purchased Long (identified cost $63,300)		63,870

Common Stocks Purchased Long - 49.6%

Bermuda - 0.3%
Axalta Coating Systems, Ltd. (2) (11)	10,605	331,937
Syncora Holdings, Ltd. (2)	9,496	21,366

		353,303

Canada - 0.4%
BlackBerry, Ltd. (2) (11)	40,705	430,252
Cayman Islands - 0.1%
Ctrip.com International, Ltd., ADR (2)	1,622	88,642
France - 0.1%
Ste Industrielle d’Aviation Latecoere SA (2)	12,593	53,473
Ireland - 2.0%
Adient PLC	5,065	347,104
Allergan PLC (11)	5,182	1,159,473
Johnson Controls International PLC (11)	15,365	641,642

		2,148,219

Liberia - 0.1%
Royal Caribbean Cruises, Ltd.	869	95,746
Marshall Islands - 0.0%
Navios Maritime Partners LP (2)	21,193	34,333
Netherlands - 1.5%
Constellium NV (2)	20,171	136,154
NXP Semiconductors (2) (11)	9,840	1,081,416
Playa Hotels & Resorts NV (2) (11)	35,490	371,226

		1,588,796

Singapore - 0.6%
Broadcom, Ltd.	1,819	435,614
Flex, Ltd. (2)	10,760	185,718

		621,332

United Kingdom - 0.2%
TechnipFMC PLC (2)	5,817	168,402
United States - 44.3%
Abbott Laboratories	6,924	316,150
Activision Blizzard, Inc.	1,615	94,607
Aetna, Inc. (11)	3,270	473,692
Air Products & Chemicals, Inc.	2,605	375,276
Allegheny Technologies, Inc.	17,530	270,488
Allscripts Healthcare Solutions, Inc. (2)	14,760	168,412
Alphabet, Inc., Class A (2) (11)	540	533,029
Alphabet, Inc., Class C (2) (11)	587	566,373
Anadarko Petroleum Corp. (11)	5,698	287,920
Armstrong World Industries, Inc. (2)	9,895	412,127
Artec Group, Inc.	3,308	47,139
Atmos Energy Corp.	5,780	481,532
AutoZone, Inc. (2) (11)	1,076	651,970
Ball Corp. (9)	9,800	400,820
Bio-Rad Laboratories, Inc., Class A (2) (11)	2,885	644,740

Black Hills Corp.	4,030	280,246
C&J Energy Services, Inc. (2)	4,339	146,485
C.R. Bard, Inc.	458	140,803
Casey’s General Stores, Inc.	2,465	286,901
Charter Communications, Inc., Class A (2)	2,025	699,739
Cognizant Technology Solutions Corp., Class A (11)	6,470	432,908
Colgate-Palmolive Co.	1,850	141,266
Comcast Corp., Class A (11)	8,714	363,287
Concho Resources, Inc. (2) (11)	2,275	288,424
ConocoPhillips (11)	7,610	340,091
Continental Resources, Inc. (2)	800	30,080
CSX Corp. (11)	16,513	894,509
Danaher Corp.	5,560	472,266
DCP Midstream LP, Class A	19,385	654,825
Deckers Outdoor Corp. (2) (11)	6,190	429,338
DISH Network Corp., Class A (2) (11)	4,472	285,179
Dollar General Corp. (11)	6,525	478,870
Dollar Tree, Inc. (2)	5,245	407,536
Dover Corp. (11)	11,635	960,469
Dun & Bradstreet Corp. (11)	5,870	614,648
Eagle Pharmaceuticals, Inc. (2) (11)	7,910	577,034
Edgewell Personal Care Co. (2)	2,595	189,730
EnPro Industries, Inc. (11)	4,497	300,445
Everi Holdings, Inc. (2)	21,608	144,557
FedEx Corp.	2,395	464,247
FLIR Systems, Inc.	11,535	437,061
Forterra, Inc. (2) (11)	10,832	77,882
GCP Applied Technologies, Inc. (2) (11)	15,315	460,981
General Dynamics Corp. (11)	3,035	616,864
Global Eagle Entertainment, Inc. (2)	9,611	29,698
Gray Television, Inc. (2) (11)	17,808	214,586
Halliburton Co. (11)	13,146	594,068
Halozyme Therapeutics, Inc. (2) (11)	69,555	820,749
HD Supply Holdings, Inc. (2)	8,780	354,273
Hilton Worldwide Holdings, Inc.	6,165	409,788
Hornbeck Offshore Services, Inc. (2)	10,270	17,254
Houghton Mifflin Harcourt Co. (2)	9,265	114,423
HP, Inc. (9)	29,560	554,546
Intel Corp.	6,935	250,423
Intercontinental Exchange, Inc.	7,095	427,048
International Paper Co.	3,505	185,344
Intrexon Corp. (2)	10,730	228,764
Keryx Biopharmaceuticals, Inc. (2)	59,920	382,889
Kinder Morgan, Inc.	4,975	93,331
KLX, Inc. (2)	7,145	345,747
Kraft Heinz Co.	4,600	424,120
La Quinta Holdings, Inc. (2)	30,960	429,106
Loral Space & Communications, Inc. (2) (11)	5,711	225,584
Louisiana-Pacific Corp. (2)	12,050	268,474
Lowe’s Cos., Inc. (11)	7,135	562,024
Macquarie Infrastructure Corp. (11)	4,990	388,721
Marathon Petroleum Corp. (11)	14,385	748,595
Mead Johnson Nutrition Co.	3,334	298,126
Medicines Co. (2)	10,110	402,075
MGM Resorts International	15,135	480,082
Microchip Technology, Inc. (11)	7,065	588,514
Microsoft Corp.	3,187	222,580
Midstates Petroleum Co., Inc. (2)	4,527	77,683
Mohawk Industries, Inc. (2)	1,615	386,469
Molson Coors Brewing Co., Class B (11)	4,189	397,075
Mondelez International, Inc.	5,690	265,097
Monsanto Co.	2,435	285,918
Murphy USA, Inc. (2)	4,220	287,087
New York REIT, Inc.	24,515	210,584
Nexstar Media Group, Inc., Class A (11)	4,980	284,856
NextEra Energy, Inc. (11)	4,115	582,026
NIKE, Inc., Class B	358	18,970

Norfolk Southern Corp. (11)	4,590	569,298
Ocwen Financial Corp. (2) (9)	15,477	38,383
Olin Corp.	15,010	440,393
Orbital ATK, Inc.	3,180	323,279
Owens Corning	6,235	389,064
Palo Alto Networks, Inc. (2)	1,615	191,523
Pinnacle Entertainment, Inc. (2) (11)	7,833	153,448
Pioneer Natural Resources Co.	990	165,191
Post Holdings, Inc. (2)	6,355	510,561
PPG Industries, Inc.	3,330	354,179
PTC, Inc. (2)	5,490	316,114
PVH Corp. (11)	5,210	551,999
Quorum Health Corp. (2)	2,730	10,292
Reynolds American, Inc. (11)	7,757	521,658
Rockwell Automation, Inc.	1,065	169,037
S&P Global, Inc.	2,600	371,306
Salesforce.com, Inc. (2)	3,095	277,436
SBA Communications Corp., Class A (2) (11)	4,920	679,846
Sealed Air Corp. (11)	13,010	577,904
SemGroup Corp., Class A (11)	21,429	664,299
Sinclair Broadcast Group, Inc., Class A (11)	5,504	178,330
Sirius XM Holdings, Inc.	20,965	110,066
SS&C Technologies Holdings, Inc.	8,020	301,392
Symantec Corp.	8,744	265,031
Tenet Healthcare Corp. (2)	14,705	243,221
Tiffany & Co.	3,255	283,055
Total System Services, Inc. (11)	12,645	753,010
TreeHouse Foods, Inc. (2)	5,300	409,054
Twitter, Inc. (2)	12,495	228,908
Univar, Inc. (2) (11)	18,515	563,226
Vail Resorts, Inc.	1,770	378,603
Verizon Communications, Inc. (11)	16,340	762,098
Versum Materials, Inc.	5,660	175,686
Vista Outdoor, Inc. (2)	4,400	92,312
Visteon Corp. (2) (11)	6,140	615,781
Walter Investment Management Corp. (2)	4,533	4,805
Western Digital Corp. (11)	12,030	1,083,422
WR Grace & Co. (11)	12,460	893,257
Wyndham Worldwide Corp. (11)	4,520	456,475
Yahoo!, Inc. (2) (11)	15,370	773,418
Yum China Holdings, Inc. (2)	2,300	88,343
Zimmer Biomet Holdings, Inc.	4,630	551,942
ZIOPHARM Oncology, Inc. (2)	30,390	177,781

		46,862,069

Total Common Stocks Purchased Long (identified cost $46,986,209)		52,444,567

Convertible Bonds Purchased Long - 0.8%

United States - 0.8%
Ascent Capital Group, Inc., 4.000%, 7/15/2020	$158,000	123,438
Cobalt International Energy, Inc., 3.125%, 5/15/2024	156,000	43,680
DISH Network Corp., 3.375%, 8/15/2026 (6)	323,000	394,262
Hornbeck Offshore Services, Inc., 1.500%, 9/1/2019	269,000	163,081
Twitter, Inc., 0.250%, 9/15/2019	142,000	134,722
Walter Investment Management Corp., 4.500%, 11/1/2019	65,000	22,750

Total Convertible Bonds Purchased Long (identified cost $864,583)		881,933

Corporate Bonds & Notes Purchased Long - 4.7%

Canada - 0.0%
NOVA Chemicals Corp.:
4.875%, 6/1/2024 (6) (9)	21,000	21,079
5.250%, 6/1/2027 (6) (9)	21,000	21,052

		42,131

Hong Kong - 0.1%
Hongkong & Shanghai Banking Corp., Ltd., 1.375%, 7/29/2049	80,000	66,268
Ireland - 0.2%
Endo, Ltd., 6.000%, 2/1/2025 (6)	248,000	223,448
United Kingdom - 0.0%
HSBC Bank PLC, 1.688%, 9/30/2049	20,000	16,533
United States - 4.4%
Ambac Assurance Corp., 5.100%, 6/7/2020 (6)	128,961	158,622
APX Group, Inc., 7.875%, 12/1/2022	80,000	87,591
ASP AMC Merger Sub, Inc., 8.000%, 5/15/2025 (6)	245,000	240,406
Caesars Entertainment Operating Co., Inc.:
9.000%, 2/15/2020	118,027	144,730
9.000%, 2/15/2020	256,708	314,789
11.250%, 6/1/2017	61,988	74,385
CEDC Finance Corp. International, Inc., 10.000%, 12/31/2022 (6)	199,652	190,668
Cenveo Corp., 6.000%, 8/1/2019 (6)	579,000	495,045
Chesapeake Energy Corp., 8.000%, 6/15/2027 (6) (9)	14,000	13,738
Cobalt International Energy, Inc.:
7.750%, 12/1/2023 (6)	163,000	108,395
10.750%, 12/1/2021 (6)	337,000	328,575
Coeur Mining, Inc., 5.875%, 6/1/2024 (6)	71,000	70,734
Corporate Risk Holdings LLC, 9.500%, 7/1/2019 (6)	550,000	585,750
Everi Payments, Inc., 10.000%, 1/15/2022	226,000	248,882
Flagstar Bancorp, Inc., 6.125%, 7/15/2021	86,000	93,102
FTS International, Inc.:
6.250%, 5/1/2022	120,000	106,200
8.631%, 6/15/2020 (6) (8)	48,000	48,840
GenOn Energy, Inc.:
9.500%, 10/15/2018	289,000	209,525
9.875%, 10/15/2020	380,000	278,350
Gogo Intermediate Holdings LLC, 12.500%, 7/1/2022 (6)	161,000	184,345
Goodman Networks, Inc., 12.125%, 7/1/2018	449,000	168,375
LBI Media, Inc., 10.000%, 4/15/2019 (6)	71,000	69,935
Midstates Petroleum Co., Inc., 10.000%, 6/1/2020 (10)	72,000	0
Netflix, Inc., 4.375%, 11/15/2026 (6)	192,000	192,730
Ocwen Loan Servicing LLC, 8.375%, 11/15/2022 (6)	107,000	102,185
PBF Holding Co. LLC, 7.250%, 6/15/2025 (6)	85,000	84,097
Provident Funding Associates LP, 6.375%, 6/15/2025 (6) (9)	14,000	14,315
SunCoke Energy Partners LP, 7.500%, 6/15/2025 (6)	29,000	28,620

		4,642,929

Total Corporate Bonds & Notes Purchased Long (identified cost $5,006,589)		4,991,309

Limited Partnership Units Purchased Long - 0.6%

United States - 0.6%
Calumet Specialty Products Partners LP (2)	10,072	39,281
CrossAmerica Partners LP	23,160	556,535

Total Limited Partnership Units Purchased Long (identified cost $605,370)		595,816

Purchased Call Options - 0.9%

United States - 0.9%
Dollar General Corp., Exercise Price: $70.00, 8/18/2017 (2)	37	16,650
Perrigo Co. PLC, Exercise Price: $50.00, 1/19/2018 (2)	41	93,070
Red Hat, Inc., Exercise Price: $100.00, 6/16/2017 (2)	53	530
S+P 500 Index:
Exercise Price: $2,380.00, 6/16/2017 (2)	2	8,200
Exercise Price: $2,375.00, 6/16/2017 (2)	2	9,070
Exercise Price: $2,355.00, 6/16/2017 (2)	30	169,530
Exercise Price: $2,345.00, 6/16/2017 (2)	54	388,800
Exercise Price: $2,385.00, 6/16/2017 (2)	65	204,555
Verizon Communications, Inc., Exercise Price: $45.00, 8/18/2017 (2)	68	16,116

Total Purchased Call Options (identified cost $866,050)		906,521

Purchased Put Options - 0.1%

United States - 0.1%
Amphenol Corp., Exercise Price: $70.00, 7/21/2017 (2)	33	1,485
DXC Technology Co., Exercise Price: $77.50, 6/16/2017 (2)	50	8,000
Equinix, Inc., Exercise Price: $370.00, 6/16/2017 (2)	3	54
iShares Russell 2000 ETF:
Exercise Price: $123.00, 6/30/2017 (2)	23	506
Exercise Price: $130.00, 6/30/2017 (2)	163	11,899
S+P 500 Index, Exercise Price: $2,395.00, 6/16/2017 (2)	109	109,000
Snap, Inc., Exercise Price: $20.00, 8/18/2017 (2)	60	14,100
United Continental Holdings, Inc., Exercise Price: $70.00, 6/16/2017 (2)	21	231

Total Purchased Put Options (identified cost $393,102)		145,275

U.S. Government & U.S. Government Agency Obligations Purchased Long - 0.0%

U.S. Treasury Bonds & Notes - 0.0%
United States Treasury Bond, 2.875%, 11/15/2046 (11)	$25,000	25,053

Total U.S. Government & U.S. Government Agency Obligations Purchased Long (identified cost $24,304)		25,053

Short-Term Investments - 42.2%

Mutual Funds - 30.4%
State Street Institutional Liquid Reserves Fund - Premier Class, 0.940%	32,114,872	32,114,872
U.S. Treasury Bills - 11.8%
United States Treasury Bill, 0.730%, 6/22/2017 (12)	$12,500,000	12,494,787

Total Short-Term Investments (identified cost $44,611,082)		44,609,659

Total Investments - 105.3% (identified cost $105,896,476)		111,353,536
Other Assets and Liabilities - 23.2%		24,498,857
Securities Sold Short & Written Options (see below) - (28.5)%		(30,159,030)

Total Net Assets - 100.0%		$105,693,363

Securities Sold Short & Written Options - (28.5)%

Common Stocks Sold Short - (20.2)%

Bermuda - (0.4)%
Axis Capital Holdings, Ltd.	(2,800)	$(183,624)
Everest Re Group, Ltd.	(815)	(207,540)
Signet Jewelers, Ltd.	(1,018)	(48,966)

		(440,130)

Canada - (0.2)%
Canadian Western Bank	(3,860)	(69,350)
Genworth MI Canada, Inc.	(3,500)	(79,232)
National Bank of Canada	(2,230)	(87,955)

		(236,537)

Germany - (0.2)%
Deutsche Lufthansa AG	(11,450)	(222,454)
India - (0.4)%
Infosys, Ltd., ADR	(23,854)	(360,195)
Ireland - 0.0%
Seagate Technology PLC	(8)	(349)
Israel - (0.1)%
Check Point Software Technologies, Ltd. (2)	(1,023)	(114,627)
Japan - (0.3)%
Toyota Motor Corp. ADR	(2,316)	(249,063)
Luxembourg - (0.1)%
SES SA	(4,288)	(106,069)
Netherlands - (0.2)%
Schlumberger, Ltd.	(3,369)	(234,449)
Switzerland - (0.3)%
Roche Holding AG	(1,129)	(309,832)
United Kingdom - (0.5)%
British American Tobacco PLC ADR	(4,079)	(294,177)
LivaNova PLC (2)	(4,370)	(248,391)

		(542,568)
United States - (17.5)%
Abbott Laboratories	(6,924)	(316,150)
Abiomed, Inc. (2)	(1,570)	(215,765)
Activision Blizzard, Inc.	(6,540)	(383,113)
Adobe Systems, Inc. (2)	(1,401)	(198,746)
Advanced Energy Industries, Inc. (2)	(1,805)	(138,859)
American Electric Power Co., Inc.	(4,905)	(352,081)
Amphenol Corp., Class A	(3,570)	(266,322)
Apache Corp.	(1,029)	(48,116)
Apple, Inc.	(698)	(106,626)
Autoliv, Inc.	(2,585)	(286,728)
B&G Foods, Inc.	(5,165)	(209,441)
Baker Hughes, Inc.	(4,863)	(268,194)
Becton, Dickinson and Co.	(233)	(44,091)
Bed Bath & Beyond, Inc.	(493)	(16,964)
Best Buy Co., Inc.	(452)	(26,844)
Big Lots, Inc.	(2,850)	(139,166)
BofI Holding, Inc. (2)	(6,201)	(137,662)
BorgWarner, Inc.	(7,830)	(332,853)
Brown-Forman Corp., Class B	(3,640)	(189,098)
Bruker Corp.	(5,640)	(153,464)
C.H. Robinson Worldwide, Inc.	(1,760)	(117,938)
Charter Communications, Inc., Class A (2)	(2,025)	(699,739)
Chevron Corp.	(1,005)	(103,997)
Church & Dwight Co., Inc.	(4,330)	(223,688)
Consolidated Edison, Inc.	(4,290)	(355,169)
Constellation Brands, Inc., Class A	(932)	(170,323)
Corning, Inc.	(18,336)	(533,578)
Coty, Inc., Class A	(10,785)	(204,268)
CubeSmart	(5,580)	(139,277)
DCT Industrial Trust, Inc.	(3,765)	(198,453)
Digital Realty Trust, Inc.	(1,777)	(210,024)
Dillard’s, Inc., Class A	(2,239)	(115,264)
Duke Energy Corp.	(3,970)	(340,150)
DXC Technology Co. (2)	(1,340)	(103,877)
Electronic Arts, Inc. (2)	(2,987)	(338,517)
Emerson Electric Co.	(3,205)	(189,480)
EOG Resources, Inc.	(1,578)	(142,509)
Equinix, Inc.	(468)	(206,393)
Evercore Partners, Inc., Class A	(2,480)	(168,144)
EW Scripps Co., Class A (2)	(6,603)	(113,440)
Exxon Mobil Corp.	(3,891)	(313,226)

Flowserve Corp.	(2,840)	(137,740)
Ford Motor Co.	(20,275)	(225,458)
Fossil Group, Inc. (2)	(22,687)	(244,339)
G-III Apparel Group Ltd. (2)	(750)	(14,677)
Gap, Inc.	(2,968)	(66,780)
GATX Corp.	(2,980)	(177,250)
General Electric Co.	(2,871)	(78,608)
GNC Holdings, Inc., Class A	(1,784)	(13,523)
Goodyear Tire & Rubber Co.	(3,238)	(104,328)
Harley-Davidson, Inc.	(3,540)	(187,655)
Hasbro, Inc.	(1,895)	(199,468)
Hawaiian Electric Industries, Inc.	(5,375)	(178,128)
Helmerich & Payne, Inc.	(592)	(31,175)
Hess Corp.	(1,866)	(85,631)
Hormel Foods Corp.	(13,053)	(438,972)
Host Hotels & Resorts, Inc.	(7,820)	(140,682)
International Business Machines Corp.	(2,541)	(387,833)
J.C. Penney Co., Inc. (2)	(11,105)	(52,193)
Jabil Circuit, Inc.	(6,300)	(188,496)
Keane Group, Inc. (2)	(237)	(3,645)
Kennametal, Inc.	(3,545)	(136,376)
Kohl’s Corp.	(3,666)	(140,884)
Kraft Heinz Co.	(3,397)	(313,203)
L Brands, Inc.	(332)	(17,131)
Leggett & Platt, Inc.	(4,725)	(245,795)
Macy’s, Inc.	(675)	(15,862)
Marathon Oil Corp.	(3,985)	(51,885)
National Oilwell Varco, Inc.	(6,443)	(210,493)
NetApp, Inc.	(4,635)	(187,671)
Netflix, Inc. (2)	(576)	(93,928)
New Media Investment Group, Inc.	(7,840)	(101,371)
Noble Energy, Inc.	(2,437)	(69,918)
Nordstrom, Inc.	(2,355)	(98,439)
Occidental Petroleum Corp.	(4,870)	(286,989)
PACCAR, Inc.	(3,770)	(237,359)
Park Hotels & Resorts, Inc.	(7,455)	(191,892)
Patterson Cos., Inc.	(3,970)	(175,315)
Patterson-UTI Energy, Inc.	(888)	(18,932)
Praxair, Inc.	(1,405)	(185,867)
Procter & Gamble Co.	(6,096)	(536,997)
ProPetro Holding Corp. (2)	(1,184)	(15,688)
Public Storage	(801)	(172,495)
Regal Beloit Corp.	(3,100)	(245,520)
Ross Stores, Inc.	(2,995)	(191,440)
RPC, Inc.	(1,184)	(22,247)
Scotts Miracle-Gro Co.	(2,405)	(208,297)
ServiceMaster Global Holdings, Inc. (2)	(3,795)	(143,451)
Snap, Inc., Class A (2)	(10,182)	(215,960)
Southern Co.	(3,615)	(182,955)
Staples, Inc.	(2,211)	(20,076)
Superior Energy Services, Inc. (2)	(1,184)	(12,278)
TerraForm Power, Inc., Class A (2)	(248)	(3,070)
Ulta Beauty, Inc. (2)	(800)	(243,872)
Union Pacific Corp.	(1,077)	(118,793)
United Technologies Corp.	(1,321)	(160,211)
United Therapeutics Corp. (2)	(1,140)	(137,815)
Valero Energy Corp.	(1,697)	(104,315)
VF Corp.	(3,450)	(185,610)
WageWorks, Inc. (2)	(2,120)	(149,990)
WESCO International, Inc. (2)	(2,975)	(181,921)
Whirlpool Corp.	(1,250)	(231,925)
Workday, Inc., Class A (2)	(4,444)	(444,311)

		(18,482,865)

Total Common Stocks Sold Short (proceeds $(20,733,052))		(21,299,138)

Corporate Bonds & Notes Sold Short - (1.5)%

Canada - (0.1)%
Valeant Pharmaceuticals International, Inc., 6.750%, 8/15/2018 (6)	$(118,000)	(119,180)
United States - (1.4)%
APX Group, Inc., 8.750%, 12/1/2020	(80,000)	(83,100)
Endo Finance LLC, 5.750%, 1/15/2022 (6)	(248,000)	(239,010)
Flowers Foods, Inc., 4.375%, 4/1/2022	(165,000)	(177,763)
Gap, Inc., 5.950%, 4/12/2021	(277,000)	(300,386)
Goodyear Tire & Rubber Co., 5.125%, 11/15/2023	(166,000)	(175,130)
Hertz Corp., 6.750%, 4/15/2019	(116,000)	(116,389)
International Lease Finance Corp., 5.875%, 8/15/2022	(194,000)	(220,653)
Macy’s Retail Holdings, Inc., 4.500%, 12/15/2034	(46,000)	(39,015)
Sungard Availability Services Capital, Inc., 8.750%, 4/1/2022 (6)	(54,000)	(43,200)
Wynn Las Vegas LLC, 5.500%, 3/1/2025 (6)	(36,000)	(38,160)
XPO Logistics, Inc., 6.500%, 6/15/2022 (6)	(32,000)	(34,094)

		(1,466,900)

Total Corporate Bonds & Notes Sold Short (proceeds $(1,520,749))		(1,586,080)

Exchange Traded Funds Sold Short - (5.8)%

United States - (5.8)%
Alerian MLP	(7,220)	(86,640)
Consumer Discretionary Select Sector SPDR	(1,180)	(107,439)
Consumer Staples Select Sector SPDR	(8,287)	(469,376)
Energy Select Sector SPDR	(8,905)	(582,743)
Health Care Select Sector SPDR Fund	(1,250)	(95,100)
Industrial Select Sector SPDR	(3,325)	(224,504)
iShares Nasdaq Biotechnology	(236)	(67,437)
iShares Russell 2000	(10,620)	(1,447,718)
iShares Russell 2000 Growth	(3,820)	(623,921)
iShares Russell 2000 Value	(3,700)	(425,389)
iShares Russell Mid-Cap	(1,895)	(360,675)
iShares Russell Mid-Cap Growth	(3,385)	(364,971)
iShares Russell Mid-Cap Value	(1,452)	(120,313)
PowerShares QQQ Trust Series 1	(3,205)	(452,834)
SPDR S&P 500 Trust	(2,768)	(668,306)
SPDR S&P Oil & Gas Equipment & Services	(1,184)	(19,015)
VanEck Vectors Oil Services	(118)	(3,061)

Total Exchange Traded Funds Sold Short (proceeds $(5,890,443))		(6,119,442)

Written Call Options - (0.9)%

United States - (0.9)%
Adient PLC:
Exercise Price: $65.00, 6/16/2017 (2)	(4)	(1,680)
Exercise Price: $70.00, 6/16/2017 (2)	(6)	(450)
Exercise Price: $75.00, 6/16/2017 (2)	(5)	(125)
Exercise Price: $70.00, 7/21/2017 (2)	(3)	(758)
BlackBerry Ltd.:
Exercise Price: $10.50, 6/16/2017 (2)	(20)	(820)
Exercise Price: $10.00, 6/16/2017 (2)	(20)	(1,460)
Exercise Price: $11.50, 6/16/2017 (2)	(20)	(280)
Exercise Price: $11.00, 6/16/2017 (2)	(20)	(420)
Exercise Price: $10.00, 7/21/2017 (2)	(20)	(2,000)
Exercise Price: $9.00, 9/15/2017 (2)	(10)	(1,920)
Exercise Price: $9.00, 12/15/2017 (2)	(11)	(2,541)
Eagle Pharmaceuticals, Inc.:
Exercise Price: $90.00, 6/16/2017 (2)	(8)	(40)
Exercise Price: $95.00, 9/15/2017 (2)	(22)	(2,420)
Flex Ltd., Exercise Price: $16.00, 6/16/2017 (2)	(6)	(798)
Halozyme Therapeutics, Inc.:
Exercise Price: $14.00, 6/16/2017 (2)	(105)	(525)

Exercise Price: $12.00, 6/16/2017 (2)	(35)	(1,400)
Exercise Price: $13.00, 6/16/2017 (2)	(56)	(840)
Exercise Price: $12.00, 7/21/2017 (2)	(70)	(5,600)
Intrexon Corp., Exercise Price: $25.00, 7/21/2017 (2)	(20)	(1,200)
iShares Russell 2000 ETF, Exercise Price: $135.00, 6/16/2017 (2)	(13)	(3,432)
Keryx Biopharmaceuticals, Inc.:
Exercise Price: $5.50, 6/16/2017 (2)	(146)	(13,870)
Exercise Price: $6.00, 6/16/2017 (2)	(126)	(6,930)
Exercise Price: $7.00, 9/15/2017 (2)	(44)	(2,860)
La Quinta Holdings, Inc., Exercise Price: $15.00, 6/16/2017 (2)	(14)	(210)
Lowe’s Companies, Inc.:
Exercise Price: $84.00, 6/2/2017 (2)	(3)	(3)
Exercise Price: $83.50, 6/16/2017 (2)	(3)	(33)
Exercise Price: $82.50, 6/16/2017 (2)	(5)	(80)
Medicines Co.:
Exercise Price: $50.00, 6/16/2017 (2)	(8)	(300)
Exercise Price: $55.00, 7/21/2017 (2)	(7)	(420)
MGM Resorts International, Exercise Price: $32.00, 12/15/2017 (2)	(17)	(4,488)
Murphy USA, Inc., Exercise Price: $65.00, 7/21/2017 (2)	(4)	(1,820)
Olin Corp.:
Exercise Price: $32.00, 6/16/2017 (2)	(6)	(66)
Exercise Price: $30.00, 8/18/2017 (2)	(9)	(1,062)
Post Holdings, Inc., Exercise Price: $75.00, 6/16/2017 (2)	(16)	(8,560)
S+P 500 Index:
Exercise Price: $2,425.00, 6/16/2017 (2)	(44)	(41,800)
Exercise Price: $2,410.00, 6/16/2017 (2)	(78)	(128,700)
Exercise Price: $2,400.00, 6/16/2017 (2)	(49)	(122,500)
Exercise Price: $2,395.00, 6/16/2017 (2)	(109)	(256,150)
Exercise Price: $2,340.00, 6/16/2017 (2)	(19)	(134,710)
Exercise Price: $2,330.00, 6/16/2017 (2)	(6)	(50,460)
SBA Communications Corp., Exercise Price: $135.00, 6/16/2017 (2)	(2)	(880)
SPDR S&P 500 ETF Trust, Exercise Price: $225.00, 7/21/2017 (2)	(78)	(133,341)
Tenet Healthcare Corp.:
Exercise Price: $18.00, 6/16/2017 (2)	(11)	(165)
Exercise Price: $18.00, 8/18/2017 (2)	(11)	(1,375)
Treehouse Foods, Inc., Exercise Price: $75.00, 6/16/2017 (2)	(14)	(4,235)
Vista Outdoor, Inc., Exercise Price: $22.50, 7/21/2017 (2)	(22)	(1,375)
Visteon Corp., Exercise Price: $95.00, 6/16/2017 (2)	(11)	(6,710)
Western Digital Corp.:
Exercise Price: $87.50, 6/16/2017 (2)	(3)	(1,215)
Exercise Price: $85.00, 7/21/2017 (2)	(5)	(3,700)
Exercise Price: $82.50, 7/21/2017 (2)	(1)	(930)
Exercise Price: $80.00, 7/21/2017 (2)	(22)	(24,640)
Exercise Price: $77.50, 7/21/2017 (2)	(2)	(2,630)
Wyndham Worldwide Corp.:
Exercise Price: $97.50, 6/16/2017 (2)	(5)	(2,050)
Exercise Price: $95.00, 6/16/2017 (2)	(5)	(3,000)
Exercise Price: $92.50, 8/18/2017 (2)	(10)	(10,600)
Yahoo!, Inc.:
Exercise Price: $50.00, 6/16/2017 (2)	(6)	(672)
Exercise Price: $49.00, 6/16/2017 (2)	(6)	(1,056)

Total Written Call Options (proceeds $(904,347))		(1,002,305)

Written Put Options - (0.1)%

United States - (0.1)%
iShares Russell 2000 ETF:
Exercise Price: $115.00, 6/30/2017 (2)	(41)	(205)
Exercise Price: $123.00, 6/30/2017 (2)	(23)	(506)
S+P 500 Index:
Exercise Price: $2,400.00, 6/16/2017 (2)	(1)	(1,120)
Exercise Price: $2,380.00, 6/16/2017 (2)	(2)	(1,400)
Exercise Price: $2,375.00, 6/16/2017 (2)	(2)	(1,280)
Exercise Price: $2,365.00, 6/16/2017 (2)	(44)	(27,896)
Exercise Price: $2,355.00, 6/16/2017 (2)	(30)	(12,750)
Exercise Price: $2,345.00, 6/16/2017 (2)	(54)	(21,060)

Exercise Price: $2,340.00, 6/16/2017 (2)	(59)	(19,470)
Exercise Price: $2,330.00, 6/16/2017 (2)	(44)	(13,728)
Exercise Price: $2,385.00, 6/16/2017 (2)	(65)	(52,650)

Total Written Put Options (proceeds $(972,151))		(152,065)

Total Securities Sold Short & Written Options (proceeds $(30,020,742))		$(30,159,030)

Alternative Strategies Fund

Industry Allocation

As of May 31, 2017

(Unaudited)

Industry	Value	% of Total Net Assets
Common Stocks Purchased Long
Aerospace/Defense	$1,339,362	1.3%
Agriculture	521,658	0.5
Apparel	448,309	0.4
Auto Parts & Equipment	962,885	0.9
Beverages	397,075	0.4
Biotechnology	2,274,109	2.1
Building Materials	1,789,189	1.7
Chemicals	3,880,854	3.7
Commercial Services	1,657,594	1.6
Computers	2,501,127	2.4
Cosmetics/Personal Care	330,996	0.3
Distribution/Wholesale	354,273	0.3
Diversified Financial Services	517,375	0.5
Electric	862,272	0.8
Electronics	622,779	0.6
Entertainment	532,051	0.5
Food	1,608,832	1.5
Forest Products & Paper	185,344	0.2
Gas	481,532	0.4
Healthcare-Products	1,481,162	1.4
Healthcare-Services	727,205	0.7
Insurance	21,366	0.0
Internet	2,646,924	2.5
Iron/Steel	270,488	0.3
Leisure Time	188,058	0.2
Lodging	2,146,676	2.0
Machinery-Diversified	169,037	0.2
Media	2,280,164	2.2
Mining	136,154	0.1
Miscellaneous Manufacturing	1,260,914	1.2
Oil & Gas	2,225,072	2.1
Oil & Gas Services	908,955	0.9
Packaging & Containers	978,724	0.9
Pharmaceuticals	2,417,522	2.3
Pipelines	1,412,455	1.3
Real Estate Investment Trusts	890,429	0.8
Retail	3,310,699	3.1
Semiconductors	2,355,967	2.2
Software	1,995,188	1.9
Telecommunications	987,682	0.9
Textiles	386,470	0.4
Transportation	1,979,640	1.9

Total Common Stocks Purchased Long	52,444,567	49.6
Common Stock Units Purchased Long	63,870	0.1
Bank Loans Purchased Long	6,689,533	6.3
Convertible Bonds Purchased Long	881,933	0.8

Corporate Bonds & Notes Purchased Long
Banks	97,116	0.1
Beverages	190,668	0.2
Chemicals	42,131	0.0
Coal	28,620	0.0
Commercial Services	1,168,386	1.1
Computers	248,883	0.2
Diversified Financial Services	342,591	0.3
Electric	487,875	0.5
Insurance	158,622	0.2
Internet	192,730	0.2
Lodging	533,904	0.5
Media	69,935	0.1
Mining	70,734	0.1
Oil & Gas	534,804	0.5
Oil & Gas Services	155,040	0.1
Pharmaceuticals	223,448	0.2
Savings & Loans	93,102	0.1
Telecommunications	352,720	0.3

Total Corporate Bonds & Notes Purchased Long	4,991,309	4.7
Limited Partnership Units Purchased Long	595,816	0.6
Purchased Call Options	906,521	0.9
Purchased Put Options	145,275	0.1
U.S. Government & U.S. Government Agency Obligations Purchased Long	25,053	0.0
Short-Term Investments	44,609,659	42.2

Total Investments	111,353,536	105.3
Other Assets and Liabilities	24,498,857	23.2
Securities Sold Short & Written Options (see below)	(30,159,030)	(28.5)

Total Net Assets	$105,693,363	100.0%

Securities Sold Short & Written Options
Common Stocks Sold Short
Aerospace/Defense	$(160,211)	(0.2)%
Agriculture	(294,177)	(0.3)
Airlines	(222,454)	(0.2)
Apparel	(185,610)	(0.2)
Auto Manufacturers	(711,880)	(0.7)
Auto Parts & Equipment	(723,910)	(0.7)
Banks	(157,306)	(0.2)
Beverages	(359,421)	(0.3)
Biotechnology	(137,815)	(0.1)
Chemicals	(185,867)	(0.2)
Commercial Services	(143,451)	(0.1)
Computers	(1,261,178)	(1.2)
Cosmetics/Personal Care	(741,265)	(0.7)
Distribution/Wholesale	(440,938)	(0.4)
Diversified Financial Services	(318,134)	(0.3)
Electric	(1,408,482)	(1.3)
Electrical Components & Equipment	(328,338)	(0.3)
Electronics	(988,396)	(0.9)
Energy-Alternate Sources	(3,070)	(0.0)
Food	(961,617)	(0.9)
Hand/Machine Tools	(381,896)	(0.4)
Healthcare-Products	(1,153,176)	(1.1)
Home Furnishings	(477,720)	(0.5)
Household Products/Wares	(223,688)	(0.2)
Housewares	(208,297)	(0.2)
Insurance	(470,395)	(0.4)
Internet	(411,260)	(0.4)
Leisure Time	(187,655)	(0.2)
Machinery-Diversified	(137,740)	(0.1)
Media	(813,178)	(0.8)
Miscellaneous Manufacturing	(78,608)	(0.1)
Oil & Gas	(1,256,692)	(1.2)
Oil & Gas Services	(766,994)	(0.7)
Pharmaceuticals	(309,832)	(0.3)
Real Estate Investment Trusts	(1,259,215)	(1.2)
Retail	(1,207,405)	(1.1)
Savings & Loans	(137,662)	(0.1)
Software	(1,364,687)	(1.3)
Telecommunications	(106,069)	(0.1)
Toys/Games/Hobbies	(199,468)	(0.2)
Transportation	(236,731)	(0.2)
Trucking & Leasing	(177,250)	(0.2)

Total Common Stocks Sold Short	(21,299,138)	(20.2)
Corporate Bonds & Notes Sold Short
Auto Parts & Equipment	(175,130)	(0.2)
Commercial Services	(199,489)	(0.2)
Computers	(43,200)	(0.1)
Diversified Financial Services	(220,653)	(0.2)
Food	(177,763)	(0.2)
Lodging	(38,160)	(0.0)
Pharmaceuticals	(358,190)	(0.3)
Retail	(339,401)	(0.3)
Transportation	(34,094)	(0.0)

Total Corporate Bonds & Notes Sold Short	(1,586,080)	(1.5)
Exchange Traded Funds Sold Short	(6,119,442)	(5.8)
Written Call Options	(1,002,305)	(0.9)
Written Put Options	(152,065)	(0.1)

Total Securities Sold Short & Written Options	$(30,159,030)	(28.5)%

Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2017

(Unaudited)

Description	Shares	Value
Common Stocks Purchased Long - 95.3%

Australia - 0.7%
Regis Resources, Ltd.	26,491	$64,367
Austria - 0.3%
RHI AG	732	26,626
Bermuda - 3.6%
Argo Group International Holdings, Ltd. (11)	1,768	109,439
Aspen Insurance Holdings, Ltd. (11)	3,291	167,183
Everest Re Group, Ltd.	200	50,930
Maiden Holdings, Ltd.	1,236	13,040

		340,592
Canada - 5.3%
Celestica, Inc. (2)	3,204	44,045
Genworth MI Canada, Inc. (11)	6,051	136,980
George Weston, Ltd. (11)	1,869	168,948
Just Energy Group, Inc.	3,521	18,428
Lucara Diamond Corp.	11,680	25,939
Pure Industrial Real Estate Trust	9,540	47,811
SEMAFO, Inc. (2)	14,105	28,715
Transcontinental, Inc.	1,822	31,939

		502,805
Cayman Islands - 0.3%
China Dongxiang Group Co., Ltd.	170,000	30,324
China - 0.5%
China Machinery Engineering Corp., Class H	59,000	43,762
France - 1.4%
Boiron SA	423	42,006
IPSOS	1,048	41,204
Peugeot SA	2,320	45,738

		128,948
Germany - 1.4%
Hamburger Hafen und Logistik AG	574	12,283
Software AG	2,591	124,210

		136,493
Greece - 0.5%
JUMBO SA	2,682	48,537
Hungary - 0.9%
Richter Gedeon Nyrt	3,485	89,081
Ireland - 0.5%
Seagate Technology PLC (1)	1,088	47,404
Italy - 1.2%
Amplifon SpA	5,248	74,753
ASTM SpA	949	16,300
Societa Iniziative Autostradali e Servizi SpA	2,057	22,992

		114,045
Japan - 13.2%
ESPEC Corp.	1,400	21,035
Futaba Corp.	2,200	38,021
Heiwado Co., Ltd. (11)	5,100	110,289
Kato Sangyo Co., Ltd.	800	20,276

Keihin Corp.	3,400	46,633
Mitsui Sugar Co., Ltd.	1,200	35,594
Nippon Road Co., Ltd. (11)	4,000	21,273
Nippon Telegraph & Telephone Corp. (11)	4,200	201,296
Nipro Corp.	6,700	93,528
Nissan Motor Co., Ltd.	7,500	71,885
Okinawa Electric Power Co., Inc.	880	21,525
Paramount Bed Holdings Co., Ltd. (11)	2,600	112,569
Press Kogyo Co., Ltd.	6,300	28,272
Sankyo Co., Ltd.	2,000	67,088
Sapporo Holdings, Ltd. (11)	7,100	205,788
Shimachu Co., Ltd.	2,400	55,953
Wakita & Co., Ltd.	3,200	35,135
Warabeya Nichiyo Holdings Co., Ltd.	1,600	44,424
Yorozu Corp.	1,400	21,237

		1,251,821
Jersey - 0.3%
Wizz Air Holdings PLC (2) (6)	912	26,780
Luxembourg - 2.1%
Orion Engineered Carbons SA	1,630	28,444
Ternium SA	2,559	66,585
Trinseo SA (11)	1,685	108,598

		203,627
Netherlands - 2.6%
BE Semiconductor Industries NV (11)	2,597	138,924
Boskalis Westminster (11)	3,165	109,097

		248,021
New Zealand - 1.0%
Air New Zealand, Ltd.	46,079	93,697
Norway - 0.4%
Austevoll Seafood ASA	4,031	34,111
Panama - 0.6%
Copa Holdings SA, Class A	538	60,816
Poland - 0.6%
Asseco Poland SA	4,073	52,992
Singapore - 1.4%
SATS, Ltd.	27,300	101,414
Yanlord Land Group, Ltd.	22,400	30,436

		131,850
South Korea - 1.4%
Samsung Electronics Co., Ltd.	67	133,749
Sweden - 0.4%
Mycronic AB (1)	3,918	39,895
United Kingdom - 4.0%
Debenhams PLC	31,817	20,538
DFS Furniture PLC	5,378	19,021
Go-Ahead Group PLC	1,452	34,255
Greggs PLC	3,030	42,514
Imperial Brands PLC	2,122	99,220
QinetiQ Group PLC	15,784	63,492
WH Smith PLC	4,365	100,334

		379,374
United States - 50.7%
American Axle & Manufacturing Holdings, Inc. (2)	1,301	19,658
Amkor Technology, Inc. (2)	4,696	53,253
ArcBest Corp. (11)	4,557	85,672

Avis Budget Group, Inc. (2)	993	22,730
Benchmark Electronics, Inc. (2) (11)	2,453	79,232
Best Buy Co., Inc. (11)	1,596	94,786
BioTelemetry, Inc. (2) (11)	5,319	153,453
Cabot Corp. (11)	3,066	160,137
Chemed Corp. (11)	721	147,560
CNO Financial Group, Inc. (11)	8,942	183,222
Cooper Tire & Rubber Co. (1)	1,055	37,980
Cooper-Standard Holdings, Inc. (2)	750	81,008
Delta Air Lines, Inc. (11)	2,830	139,038
Discover Financial Services (11)	1,596	93,685
DuPont Fabros Technology, Inc. (11)	2,894	158,099
Employers Holdings, Inc.	1,377	55,149
Ennis, Inc.	2,500	40,125
F5 Networks, Inc. (2)	330	42,283
GameStop Corp., Class A (1)	1,709	37,837
Great Plains Energy, Inc.	791	22,725
Highwoods Properties, Inc. (11)	1,389	70,006
Huntington Ingalls Industries, Inc. (11)	665	130,214
ICU Medical, Inc. (2)	245	39,519
INC Research Holdings, Inc. (2)	1,171	66,571
Lear Corp. (11)	1,303	194,199
Magellan Health, Inc. (2) (11)	1,203	82,706
Masimo Corp. (2) (11)	2,221	193,316
Merit Medical Systems, Inc. (2) (11)	4,018	142,639
Molina Healthcare, Inc. (2) (11)	1,841	118,873
Natus Medical, Inc. (2)	1,187	40,239
Navigators Group, Inc.	1,104	58,512
NCR Corp. (2) (11)	2,279	87,810
Neff Corp., Class A (2)	616	10,472
Nordstrom, Inc. (1)	2,407	100,613
OraSure Technologies, Inc. (2)	4,464	67,272
Owens Corning	1,703	106,267
PennyMac Financial Services, Inc., Class A (2)	2,249	36,209
PG&E Corp. (11)	2,534	173,275
Photronics, Inc. (2)	3,483	35,004
PNM Resources, Inc. (11)	3,412	131,362
Quanta Services, Inc. (2)	2,221	68,096
Raymond James Financial, Inc.	1,300	93,951
Rogers Corp. (2)	613	65,107
Rush Enterprises, Inc., Class A (2)	1,898	68,043
Sanmina Corp. (2)	319	11,675
Selective Insurance Group, Inc. (11)	2,520	128,772
Sykes Enterprises, Inc. (2)	2,275	75,826
Sysco Corp.	1,559	85,059
TriCo Bancshares	943	32,892
Tyson Foods, Inc., Class A	868	49,771
United Rentals, Inc. (2) (11)	1,284	139,609
Unum Group (11)	3,198	143,846
Wabash National Corp. (1)	6,233	124,598
WellCare Health Plans, Inc. (2)	730	125,414

		4,805,369

Total Common Stocks Purchased Long (identified cost $8,027,339)		9,035,086

Short-Term Investments - 42.4%

Collateral Investment for Securities on Loan - 3.6%
State Street Navigator Securities Lending Government Money Market Portfolio Fund, 0.739% (3)	341,494	341,494

Mutual Funds - 38.8%
State Street Institutional Liquid Reserves Fund - Premier Class, 0.940%	3,675,815	3,675,815

Total Short-Term Investments (identified cost $4,017,540)		4,017,309

Total Investments - 137.7% (identified cost $12,044,879)		13,052,395
Other Assets and Liabilities - (3.3)%		(312,935)
Securities Sold Short (see below) - (34.4)%		(3,260,205

Total Net Assets - 100.0%		$9,479,255

Securities Sold Short - (34.4)%

Common Stocks Sold Short - (34.4)%

Australia - (1.2)%
Aconex, Ltd. (2)	(6,560)	$(20,814)
Mayne Pharma Group, Ltd. (2)	(85,423)	(68,869)
Nanosonics, Ltd. (2)	(11,409)	(23,906)

		(113,589)
Belgium - (0.3)%
Tessenderlo Chemie NV (2)	(639)	(26,925)
Bermuda - (0.2)%
Esprit Holdings, Ltd. (2)	(30,300)	(21,230)
Canada - (0.7)%
Crew Energy, Inc. (2)	(10,568)	(31,371)
MEG Energy Corp. (2)	(9,405)	(35,926)

		(67,297)
Cayman Islands - (0.7)%
JD.com, Inc. (2)	(1,705)	(68,251)
Finland - (0.2)%
Caverion Corp. (2)	(2,225)	(18,596)
France - (0.3)%
Vallourec SA (2)	(4,982)	(31,419)
Germany - (0.3)%
zooplus AG (2)	(135)	(29,383)
Japan - (4.3)%
ABC-Mart, Inc.	(400)	(23,368)
Don Quijote Holdings Co., Ltd.	(1,000)	(39,097)
Fuji Seal International, Inc.	(2,000)	(50,221)
Hoshizaki Corp.	(100)	(8,804)
Kose Corp.	(400)	(43,160)
Kura Corp.	(600)	(27,250)
M3, Inc.	(1,400)	(40,262)
MISUMI Group, Inc.	(3,400)	(76,749)
Pilot Corp.	(1,200)	(46,700)
SMS Co., Ltd.	(1,800)	(49,734)

		(405,345)
Netherlands - (0.8)%
TomTom NV (2)	(7,532)	(76,886)
New Zealand - (0.6)%
Xero Ltd. (2)	(3,000)	(53,137)

Norway - (0.8)%
Schibsted ASA	(2,328)	(55,463)
XXL ASA (6)	(2,243)	(24,224)

		(79,687)
Singapore - (0.2)%
Sembcorp Industries, Ltd.	(8,100)	(18,499)
Spain - (0.7)%
Cellnex Telecom SA (6)	(2,611)	(54,702)
Inmobiliaria Colonial SA	(1,551)	(12,611)

		(67,313)
Sweden - (0.8)%
AAK AB	(496)	(37,151)
Wallenstam AB	(3,928)	(36,766)

		(73,917)
Switzerland - (0.4)%
Arbonia AG (2)	(1,810)	(33,077)
United Kingdom - (5.2)%
Associated British Foods PLC	(1,752)	(67,631)
Balfour Beatty PLC	(9,834)	(35,706)
Capital & Counties Properties PLC	(8,458)	(34,251)
Cobham PLC	(32,476)	(56,070)
Just Eat PLC (2)	(9,415)	(81,458)
Liberty Global PLC (2)	(969)	(29,632)
Royal Bank of Scotland Group PLC (2)	(24,376)	(81,659)
Serco Group PLC (2)	(30,120)	(46,065)
Sophos Group PLC (6)	(10,695)	(62,341)

		(494,813)
United States - (16.7)%
Acadia Realty Trust	(864)	(23,458)
Aerojet Rocketdyne Holdings, Inc. (2)	(1,408)	(30,835)
Aerovironment, Inc. (2)	(1,622)	(50,347)
Allegheny Technologies, Inc.	(2,584)	(39,871)
Apartment Investment & Management Co., Class A	(1,954)	(83,866)
Bancorp, Inc. (2)	(4,863)	(29,762)
Benefitfocus, Inc. (2)	(1,648)	(52,406)
BioScrip, Inc. (2)	(12,627)	(22,855)
Brown-Forman Corp., Class B	(1,361)	(70,704)
Coeur Mining, Inc. (2)	(4,882)	(45,305)
Deltic Timber Corp.	(580)	(39,359)
Duke Realty Corp.	(2,953)	(84,662)
Eclipse Resources Corp. (2)	(17,995)	(40,309)
Education Realty Trust, Inc.	(1,602)	(61,373)
Financial Engines, Inc.	(846)	(32,063)
Five9, Inc. (2)	(3,101)	(69,679)
Guidewire Software, Inc. (2)	(823)	(54,664)
Harmonic, Inc. (2)	(8,866)	(44,773)
Instructure, Inc. (2)	(1,800)	(48,060)
Interactive Brokers Group, Inc.	(2,332)	(81,340)
LSB Industries, Inc. (2)	(4,114)	(36,162)
Macerich Co.	(777)	(44,608)
Macquarie Infrastructure Corp.	(1,112)	(86,625)
Netflix, Inc. (2)	(313)	(51,041)
PHH Corp. (2)	(6,029)	(81,090)
Rayonier, Inc.	(2,668)	(74,944)
Senior Housing Properties Trust	(2,039)	(43,104)
Splunk, Inc. (2)	(601)	(36,805)
Stryker Corp.	(534)	(76,341)
Weyerhaeuser Co.	(1,348)	(44,430)

		(1,580,841)

Total Securities Sold Short (proceeds $(3,071,783))		$(3,260,205)

Global Long/Short Equity Fund

Industry Allocation

As of May 31, 2017

(Unaudited)

Industry	Value	% of Total Net Assets
Common Stocks Purchased Long
Advertising	$41,204	0.4%
Agriculture	99,220	1.0
Airlines	320,330	3.4
Auto Manufacturers	242,221	2.6
Auto Parts & Equipment	428,986	4.5
Banks	32,892	0.3
Beverages	205,788	2.2
Building Materials	106,267	1.1
Chemicals	188,581	2.0
Commercial Services	494,610	5.2
Computers	264,032	2.8
Distribution/Wholesale	35,135	0.4
Diversified Financial Services	223,845	2.4
Electric	348,888	3.7
Electronics	299,010	3.2
Engineering & Construction	275,547	2.9
Entertainment	67,088	0.7
Food	590,988	6.2
Gas	18,428	0.2
Healthcare-Products	842,535	8.9
Healthcare-Services	474,553	5.0
Insurance	1,047,072	11.0
Internet	42,283	0.4
Iron/Steel	66,585	0.7
Mining	119,021	1.3
Miscellaneous Manufacturing	135,224	1.4
Pharmaceuticals	205,840	2.2
Real Estate	30,435	0.3
Real Estate Investment Trusts	275,916	2.9
Retail	575,986	6.1
Semiconductors	360,929	3.8
Shipbuilding	130,214	1.4
Software	124,210	1.3
Telecommunications	201,297	2.1
Transportation	119,926	1.3

Total Common Stocks Purchased Long	9,035,086	95.3
Collateral Investment for Securities on Loan	341,494	3.6
Mutual Funds	3,675,815	38.8

Total Investments	13,052,395	137.7
Other Assets and Liabilities	(312,935)	(3.3)
Securities Sold Short (see below)	(3,260,205)	(34.4)

Total Net Assets	$9,479,255	100.0%

Securities Sold Short
Aerospace/Defense	$(137,253)	(1.4)%
Banks	(111,420)	(1.2)
Beverages	(70,704)	(0.7)
Building Materials	(33,077)	(0.3)
Chemicals	(26,925)	(0.3)
Commercial Services	(105,221)	(1.1)
Computers	(108,406)	(1.1)
Cosmetics/Personal Care	(43,160)	(0.5)
Diversified Financial Services	(194,494)	(2.1)
Engineering & Construction	(35,706)	(0.4)
Food	(104,782)	(1.1)
Forest Products & Paper	(39,359)	(0.4)
Healthcare-Products	(100,247)	(1.1)
Home Furnishings	(8,803)	(0.1)
Household Products/Wares	(46,700)	(0.5)
Internet	(320,128)	(3.4)
Iron/Steel	(39,871)	(0.4)
Media	(85,095)	(0.9)
Metal Fabricate/Hardware	(108,168)	(1.1)
Mining	(45,305)	(0.5)
Miscellaneous Manufacturing	(36,162)	(0.4)
Oil & Gas	(107,605)	(1.1)
Packaging & Containers	(50,221)	(0.5)
Pharmaceuticals	(91,724)	(1.0)
Real Estate	(83,628)	(0.9)
Real Estate Investment Trusts	(460,445)	(4.9)
Retail	(135,170)	(1.4)
Shipbuilding	(18,499)	(0.2)
Software	(412,452)	(4.4)
Telecommunications	(99,475)	(1.0)

Total Securities Sold Short	$(3,260,205)	(34.4)%

Ultra Short Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2017

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 93.9%

Alabama - 4.9%
Albertville Municipal Utilities Board, AGM:
2.000%, 8/15/2019	$735,000	$743,217
2.000%, 8/15/2020	355,000	359,402
Chatom Industrial Development Board, 1.050%, 8/1/2037, Call 8/1/2017 (13)	5,500,000	5,500,220
City of Brundidge, AGM:
2.000%, 12/1/2017	380,000	382,128
2.000%, 12/1/2018	385,000	389,816
Eutaw Industrial Development Board, 0.860%, 6/1/2028, Call 6/1/2017 (13)	1,100,000	1,100,000
Health Care Authority for Baptist Health, 1.350%, 11/1/2042 (13)	14,125,000	14,125,000
Limestone County Water & Sewer Authority, BAM, 2.000%, 12/1/2019	160,000	162,773
Mobile Industrial Development Board, 0.880%, 6/1/2034, Call 6/1/2017 (13)	150,000	150,000
Tender Option Bond Trust Receipts/Certificates, 1.060%, 12/1/2030 (6) (13)	7,060,000	7,060,000
West Jefferson Industrial Development Board, 0.900%, 12/1/2038, Call 6/1/2017 (13) (14)	400,000	400,000

		30,372,556

Arizona - 1.6%
Arizona Health Facilities Authority:
2.630%, 2/5/2020, Call 8/9/2019 (8)	3,250,000	3,305,055
2.630%, 2/5/2020, Call 8/9/2019 (8)	750,000	762,705
Arizona School Facilities Board, AMBAC, 5.000%, 7/1/2018	300,000	312,765
City of Tucson, AGM, 3.000%, 7/1/2018	500,000	510,365
Industrial Development Authority of the County of Pima, 5.000%, 9/1/2017	250,000	252,510
Maricopa County Pollution Control Corp., 1.750%, 5/30/2018 (13)	500,000	502,150
Scottsdale Industrial Development Authority, FSA, 1.150%, 9/1/2045, Call 6/6/2017 (13) (15)	4,275,000	4,275,000
Yuma County Elementary School District No. 1, BAM, 3.000%, 7/1/2017	175,000	175,259

		10,095,809

Arkansas - 2.3%
Arkansas Development Finance Authority:
1.350%, 9/1/2044, Call 6/1/2017 (13)	10,400,000	10,400,000
1.880%, 9/1/2019, Call 3/1/2019 (8)	3,000,000	3,005,760
City of Cabot, 2.550%, 6/1/2043, Call 6/1/2023	500,000	500,535
County of Crawford, AGM, 3.000%, 9/1/2017	175,000	175,906

		14,082,201

California - 9.1%
Bay Area Toll Authority:
1.875%, 4/1/2019, Call 10/1/2018 (13)	525,000	530,602
1.880%, 4/1/2024, Call 10/1/2023 (8)	1,750,000	1,806,875
BB&T Municipal Trust, 1.480%, 11/15/2017 (6) (8)	425,890	426,073
California County Tobacco Securitization Agency, 4.000%, 6/1/2017	615,000	615,000
California Health Facilities Financing Authority, NATL-RE, 1.523%, 7/1/2022, Call 6/1/2017 (13) (15)	900,000	856,449
California Infrastructure & Economic Development Bank, 1.060%, 4/2/2018, Call 1/2/2018 (8)	550,000	549,928
California Municipal Finance Authority, 1.200%, 2/1/2018 (13)	3,750,000	3,752,175
California Pollution Control Financing Authority, 0.800%, 3/1/2042 (13)	2,000,000	2,000,000
California Statewide Communities Development Authority:
3.500%, 11/1/2018	400,000	403,100
5.250%, 12/1/2027, Call 12/1/2017	1,250,000	1,277,150
California Statewide Communities Development Authority, CMI, 2.500%, 8/1/2020, Call 7/3/2017	1,000,000	1,005,080
Carson Redevelopment Agency Successor Agency, 4.000%, 10/1/2017	1,265,000	1,277,448
City of Sacramento, 2.000%, 9/1/2017	200,000	200,388
Golden Empire Schools Financing Authority, 4.000%, 5/1/2018	4,000,000	4,103,480
Golden State Tobacco Securitization Corp., 4.000%, 6/1/2018	5,000,000	5,146,750
Lynwood Unified School District, 5.000%, 8/1/2017	1,500,000	1,509,045

Mendota Unified School District, 0.000%, 8/1/2018, Call 7/3/2017	1,275,000	1,231,127
Northern California Gas Authority No. 1:
1.369%, 7/1/2017 (8)	25,000	25,006
1.399%, 7/1/2019 (8)	7,500,000	7,482,300
Palomar Health:
4.000%, 11/1/2018	125,000	128,394
4.000%, 11/1/2019	505,000	527,023
State of California, 1.526%, 12/3/2018, Call 6/1/2018 (8)	950,000	954,218
State of California, AGM, 0.910%, 8/1/2027 (6) (13)	7,985,000	7,985,000
Successor Agency to the Richmond County Redevelopment Agency, BAM, 4.000%, 9/1/2017	400,000	402,996
Tender Option Bond Trust Receipts/Certificates:
0.850%, 11/1/2023 (6) (13)	7,000,000	7,000,000
0.900%, 5/1/2022 (6) (13)	3,000,000	3,000,000
0.980%, 8/1/2037, Call 8/1/2017 (6) (13)	2,500,000	2,500,000

		56,695,607

Colorado - 1.0%
City & County of Denver, AGC, 1.120%, 11/15/2025, Call 6/1/2017 (13) (15)	525,000	525,000
City of Sheridan, 3.000%, 12/1/2017	200,000	201,966
Colorado Educational & Cultural Facilities Authority:
3.000%, 8/15/2017	175,000	175,704
3.000%, 11/15/2017	190,000	191,944
Colorado Health Facilities Authority:
4.000%, 2/1/2018	175,000	177,483
5.000%, 5/15/2018	200,000	205,394
5.000%, 5/15/2019	250,000	264,722
County of Montrose, 4.000%, 12/1/2017	385,000	389,331
Denver Health & Hospital Authority:
5.000%, 12/1/2019, Call 7/3/2017	200,000	200,708
5.000%, 12/1/2020, Call 7/3/2017	1,730,000	1,736,228
E-470 Public Highway Authority, 1.599%, 9/1/2019, Call 3/1/2019 (8)	2,000,000	2,009,820

		6,078,300

Connecticut - 0.3%
Norwalk Housing Authority, 1.250%, 6/1/2018 (13)	2,200,000	2,204,642

District of Columbia - 0.1%
District of Columbia Housing Finance Agency, AGM, 5.000%, 7/1/2021, Call 7/3/2017	390,000	391,248

Florida - 5.1%
Citizens Property Insurance Corp.:
5.000%, 6/1/2018, Call 12/1/2017	1,975,000	2,014,994
5.250%, 6/1/2017	850,000	850,000
Citizens Property Insurance Corp., AGM, 5.000%, 6/1/2017	1,000,000	1,000,000
City of Cape Coral, AGM, 1.400%, 9/1/2018	650,000	652,951
City of Lakeland, 5.000%, 10/1/2017	1,500,000	1,520,160
City of Port St. Lucie:
1.000%, 7/1/2017	415,000	414,946
1.125%, 7/1/2018	625,000	623,706
Columbia County School Board, 5.000%, 7/1/2018	880,000	916,089
County of Escambia, 0.880%, 4/1/2039, Call 6/1/2017 (13)	6,100,000	6,100,000
County of Manatee, 0.820%, 9/1/2024, Call 6/1/2017 (13)	400,000	400,000
County of Volusia, 5.250%, 10/1/2017	1,000,000	1,014,250
Florida Municipal Power Agency, AMBAC:
1.365%, 10/1/2021, Call 6/1/2017 (13) (15)	250,000	236,806
1.365%, 10/1/2021 (13) (15)	325,000	307,768
JEA Electric System Revenue, 5.000%, 10/1/2018	600,000	631,602
Manatee County School District, AGM, 4.000%, 10/1/2018	670,000	696,512
Miami-Dade County Industrial Development Authority, 0.810%, 6/1/2021, Call 6/1/2017 (13)	700,000	700,000
North Sumter County Utility Dependent District, 5.000%, 10/1/2017	225,000	227,700
Orange County Health Facilities Authority, 3.000%, 8/1/2017	625,000	627,000
Putnam County Development Authority, 0.820%, 9/1/2024, Call 6/1/2017 (13)	2,000,000	2,000,000
Sarasota County Health Facilities Authority:
4.000%, 1/1/2018	400,000	405,420
4.000%, 1/1/2019	500,000	516,735
School Board of Miami-Dade County, FGIC, 1.090%, 6/8/2017, Call 6/1/2017 (6) (13)	8,000,000	8,000,000

Sumter County Industrial Development Authority:
4.000%, 7/1/2017	1,180,000	1,182,561
4.000%, 7/1/2019	620,000	649,295

		31,688,495

Georgia - 1.0%
Bartow County Development Authority, 2.375%, 8/10/2017 (13)	1,000,000	1,002,150
Burke County Development Authority, 1.750%, 6/1/2017 (13)	500,000	500,000
City of Atlanta, 2.192%, 11/1/2018, Call 5/1/2018 (8)	2,750,000	2,772,687
Downtown Dalton Development Authority, NATL-RE, 5.500%, 8/15/2017	65,000	65,470
Metropolitan Atlanta Rapid Transit Authority, 1.060%, 7/1/2017, Call 6/21/2017 (8)	900,000	900,054
Peach County Development Authority, 1.200%, 10/1/2018, Call 4/1/2018	1,000,000	999,870
Private Colleges & Universities Authority, 4.000%, 10/1/2017	110,000	110,814

		6,351,045

Guam - 0.1%
Territory of Guam:
3.000%, 11/15/2017	300,000	301,569
5.000%, 12/1/2017	200,000	203,614
5.000%, 12/1/2018	250,000	262,723

		767,906

Idaho - 1.9%
American Falls Reservoir District, 0.930%, 2/1/2025, Call 6/1/2017 (13)	4,885,000	4,885,000
Idaho Housing & Finance Association, 0.960%, 1/1/2038, Call 6/1/2017 (13)	7,100,000	7,100,000

		11,985,000

Illinois - 5.6%
Arlington Heights Park District, 5.000%, 12/1/2017	170,000	173,409
Chicago Board of Education, 9.000%, 3/1/2032, Call 9/1/2017 (8)	4,090,000	4,095,112
Chicago Board of Education, AGM, 5.000%, 12/1/2018, Call 7/3/2017	250,000	250,607
City of Burbank, BAM, 3.000%, 12/1/2017	1,040,000	1,049,714
City of Chicago:
2.000%, 11/1/2017	2,000,000	2,006,600
5.000%, 11/1/2018	1,000,000	1,051,790
City of Chicago, AGM:
4.250%, 11/1/2018	150,000	155,822
5.000%, 1/1/2019, Call 7/3/2017	250,000	254,662
City of Rockford, BAM, 5.000%, 12/15/2017	1,600,000	1,633,344
Cook County Community Consolidated School District No. 15 Palatine, NATL-RE, 0.000%, 12/1/2017	250,000	248,373
County of Cook, 5.000%, 11/15/2018	1,300,000	1,367,444
Illinois Finance Authority:
4.000%, 11/15/2017	200,000	202,670
4.000%, 11/15/2018	200,000	208,140
5.000%, 7/1/2017	140,000	140,314
5.000%, 8/15/2018	200,000	207,210
5.000%, 11/15/2018	350,000	368,935
5.000%, 11/15/2019	605,000	656,546
5.000%, 11/15/2019	250,000	271,487
Illinois Housing Development Authority, 1.000%, 8/1/2017, Call 6/21/2017	2,350,000	2,350,211
Kankakee River Metropolitan Agency, AGM:
2.000%, 5/1/2018	100,000	100,412
3.000%, 5/1/2019	300,000	307,734
Lake County Forest Preserve District, 1.238%, 12/15/2020 (8)	450,000	450,585
McHenry County Community Consolidated School District No. 47 Crystal Lake, AGM, 5.000%, 2/1/2018	210,000	215,626
McHenry County Community Unit School District No. 12 Johnsburg, AGM, 4.000%, 1/1/2018	125,000	127,199
Northeastern Illinois University, BAM, 3.000%, 7/1/2017	120,000	120,157
Northern Illinois Municipal Power Agency, 5.000%, 12/1/2018	500,000	527,190
Northern Illinois Municipal Power Agency, NATL-RE, 5.000%, 1/1/2018	1,250,000	1,277,062
Ogle Lee & De Kalb Counties Township High School District No. 212 Rochelle, 4.000%, 12/1/2018	925,000	963,249
Railsplitter Tobacco Settlement Authority, 5.000%, 6/1/2017	20,000	20,000
Rib Floater Trust Various States, 1.080%, 4/1/2036, Call 4/1/2027 (6) (13)	4,250,000	4,250,000
Southwestern Illinois Development Authority, AGM:
5.250%, 12/1/2020, Call 12/1/2017	275,000	280,508
5.250%, 2/1/2023, Call 7/3/2017	1,165,000	1,169,753

State of Illinois:
5.000%, 1/1/2018	2,000,000	2,028,880
5.000%, 2/1/2018	500,000	508,225
Tender Option Bond Trust Receipts/Certificates, 0.980%, 6/15/2032, Call 6/15/2026 (6) (13)	4,655,000	4,655,000
Village of Franklin Park, BAM, 4.000%, 10/1/2017	95,000	95,895
Village of Plainfield, 2.000%, 12/15/2017	130,000	130,758
Village of Rantoul, AGM:
2.000%, 1/1/2018	100,000	100,454
2.000%, 1/1/2019	150,000	151,511
Will & Kankakee Counties School District No. 255, 4.000%, 6/1/2017	1,030,000	1,030,000

		35,202,588

Indiana - 4.5%
Center Grove Community School Corp., 2.000%, 7/1/2017	500,000	500,200
City of Indianapolis Department of Public Utilities, NATL-RE, 3.500%, 6/1/2017	200,000	200,000
Clark-Pleasant Community School Building Corp., SAW, 4.000%, 1/15/2018	910,000	927,090
Hamilton Southeastern Consolidated School Building Corp., 5.000%, 1/15/2018	900,000	922,932
Indiana Finance Authority, 1.050%, 6/1/2017 (13)	1,000,000	1,000,000
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC COLL, 1.000%, 7/1/2039, Call 7/3/2017 (13)	14,400,000	14,400,000
Indianapolis Local Public Improvement Bond Bank, 5.000%, 6/1/2017	1,000,000	1,000,000
Tender Option Bond Trust Receipts/Certificates, 1.130%, 4/15/2019 (6) (13)	8,500,000	8,500,000
Whitley County Multi School Building Corp.:
3.000%, 7/15/2017	410,000	411,025
3.000%, 1/15/2018	250,000	253,407

		28,114,654

Iowa - 1.2%
City of Altoona, 3.000%, 6/1/2018	220,000	224,231
Iowa Higher Education Loan Authority:
1.000%, 9/1/2018, Call 3/1/2018	3,000,000	2,998,140
2.000%, 12/1/2018, Call 6/1/2018	3,500,000	3,524,010
People’s Memorial Hospital of Buchanan County, 1.500%, 12/1/2018, Call 6/1/2018	405,000	403,635
Xenia Rural Water District:
2.000%, 12/1/2017	125,000	125,486
2.000%, 12/1/2018	225,000	226,418

		7,501,920

Kansas - 0.4%
Bourbon County Unified School District No. 234-Fort Scott, 3.000%, 9/1/2017	745,000	748,606
Kansas Turnpike Authority, 5.000%, 9/1/2017	1,000,000	1,009,960
Wyandotte County-Kansas City Unified Government, 4.000%, 8/1/2017	900,000	904,320

		2,662,886

Kentucky - 1.7%
Commonwealth of Kentucky, 2.000%, 6/15/2017	275,000	275,088
Kentucky Economic Development Finance Authority, 1.050%, 6/1/2017 (13)	1,000,000	1,000,000
Kentucky Rural Water Finance Corp., 3.000%, 11/1/2018	3,000,000	3,077,580
Kentucky State Property & Building Commission, 5.250%, 10/1/2017	425,000	431,056
Louisville/Jefferson County Metropolitan Government:
1.250%, 6/3/2019 (9) (13)	1,000,000	1,000,590
1.250%, 6/3/2019 (9) (13)	1,000,000	1,000,590
4.000%, 11/15/2017	1,000,000	1,014,160
Northern Kentucky Water Service District, 3.000%, 4/1/2019, Call 10/1/2018	2,500,000	2,549,875

		10,348,939

Louisiana - 2.4%
East Baton Rouge Sewerage Commission, 1.196%, 8/1/2018, Call 2/1/2018 (8)	6,090,000	6,075,567
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	615,000	608,087
Louisiana Public Facilities Authority:
1.030%, 7/1/2021, Call 6/1/2017 (13)	1,415,000	1,415,000
4.000%, 5/15/2019	225,000	236,849
Parish of St. James, 0.860%, 11/1/2040, Call 6/1/2017 (13)	4,000,000	4,000,000
State of Louisiana, 1.166%, 5/1/2018, Call 11/1/2017 (8)	2,500,000	2,490,125

		14,825,628

Maine - 0.1%
City of Portland:
5.000%, 1/1/2018	285,000	290,700
5.000%, 1/1/2019	305,000	320,546

		611,246

Maryland - 0.1%
City of Baltimore:
3.000%, 9/1/2018 (9)	250,000	255,185
4.000%, 9/1/2019 (9)	350,000	369,334

		624,519

Massachusetts - 0.3%
Commonwealth of Massachusetts, 1.244%, 11/1/2018, Call 11/1/2017 (8)	750,000	750,045
Marthas Vineyard Land Bank, BAM, 4.000%, 5/1/2018	500,000	513,300
Massachusetts Development Finance Agency, 1.260%, 1/29/2020, Call 8/1/2019 (8)	500,000	498,515
Massachusetts Municipal Wholesale Electric Co., MBIA, 1.437%, 7/1/2018, Call 6/6/2017 (13) (15)	125,000	123,008

		1,884,868

Michigan - 1.0%
Boyne City Public School District, 1.500%, 5/1/2019	1,265,000	1,272,362
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.750%, 7/1/2024, Call 7/1/2018	100,000	104,953
Grand Traverse County Hospital Finance Authority:
3.000%, 7/1/2017	320,000	320,483
4.000%, 7/1/2017	255,000	255,569
Michigan Finance Authority:
5.000%, 11/15/2017	500,000	508,890
5.000%, 11/15/2018	500,000	527,495
5.000%, 11/15/2019	400,000	436,000
Michigan State Building Authority, 5.000%, 10/15/2017	30,000	30,444
Taylor Tax Increment Finance Authority, AGM:
4.000%, 5/1/2020, Call 7/3/2017	785,000	786,657
4.000%, 5/1/2021, Call 7/3/2017	600,000	601,266
Waterford School District, AGM, 5.000%, 8/1/2017	870,000	875,455
Wayne County Airport Authority, 5.000%, 12/1/2017	250,000	254,690
White Cloud Public Schools, Q-SBLF:
4.000%, 5/1/2018	215,000	220,738
4.000%, 5/1/2019	175,000	184,373

		6,379,375

Minnesota - 1.0%
City of Minneapolis, 1.000%, 12/1/2017, Call 6/21/2017	3,225,000	3,225,613
Minnesota Rural Water Finance Authority, Inc., 2.000%, 10/1/2017	3,000,000	3,010,140

		6,235,753

Mississippi - 2.1%
City of Jackson, BAM, 3.000%, 9/1/2017	375,000	376,616
Mississippi Business Finance Corp.:
0.800%, 12/1/2030, Call 6/1/2017 (13)	3,800,000	3,800,000
0.800%, 11/1/2035, Call 6/1/2017 (13)	1,750,000	1,750,000
1.150%, 5/1/2037, Call 11/1/2017 (13)	6,662,000	6,663,599
Mississippi Development Bank, 5.000%, 4/1/2018	300,000	309,396

		12,899,611

Missouri - 1.0%
Health & Educational Facilities Authority of the State of Missouri:
0.770%, 9/1/2030, Call 6/1/2017 (13)	3,000,000	3,000,000
4.000%, 2/1/2018	500,000	508,745
Missouri Housing Development Commission, GNMA FNMA, 4.700%, 3/1/2035, Call 9/1/2019	220,000	229,003
Missouri State Environmental Improvement & Energy Resources Authority, NATL-RE, 1.383%, 12/1/2022, Call 6/1/2017 (13) (15)	1,750,000	1,633,924
St. Louis County Industrial Development Authority, 2.850%, 9/1/2018, Call 9/1/2017	1,000,000	1,001,300

		6,372,972

Nebraska - 0.6%
Central Plains Energy Project, 5.000%, 6/1/2017	3,000,000	3,000,000
City of La Vista, 1.000%, 3/15/2018, Call 7/3/2017	500,000	499,350

		3,499,350

Nevada - 0.2%
State of Nevada:
5.000%, 6/1/2017	475,000	475,000
5.000%, 12/1/2017	550,000	561,385

		1,036,385

New Jersey - 6.3%
City of Margate City, 5.000%, 2/1/2018	200,000	205,372
County of Middlesex, 3.000%, 6/15/2017	1,625,000	1,626,008
Hudson County Improvement Authority, County Guarantee, 2.000%, 6/27/2017	1,000,000	1,000,800
New Jersey Economic Development Authority:
1.070%, 11/1/2040, Call 6/1/2017 (13)	5,770,000	5,770,000
1.070%, 11/1/2040, Call 6/1/2017 (13)	4,700,000	4,700,000
1.080%, 11/1/2031, Call 6/1/2017 (13)	5,895,000	5,895,000
2.580%, 2/1/2018, Call 8/1/2017 (8)	500,000	501,010
2.596%, 2/1/2018, Call 8/1/2017 (8)	1,750,000	1,754,112
5.000%, 6/15/2017	250,000	250,248
New Jersey Educational Facilities Authority, 3.000%, 7/1/2017	125,000	125,180
New Jersey Health Care Facilities Financing Authority:
1.060%, 7/1/2028, Call 6/7/2017 (13)	300,000	300,000
1.070%, 7/1/2038, Call 6/1/2017 (13)	3,700,000	3,700,000
1.170%, 7/1/2018, Call 6/1/2017 (13)	100,000	100,000
New Jersey Transportation Trust Fund Authority:
1.780%, 12/15/2019, Call 6/15/2019 (8)	5,000,000	4,930,400
5.000%, 12/15/2017	1,200,000	1,225,968
5.000%, 6/15/2019	1,500,000	1,581,315
New Jersey Transportation Trust Fund Authority, AGM, 5.500%, 12/15/2018	250,000	262,905
New Jersey Transportation Trust Fund Authority, FSA, 5.500%, 12/15/2017	135,000	138,276
New Jersey Turnpike Authority, 1.460%, 1/1/2018, Call 7/3/2017 (8)	200,000	200,054
Newark Housing Authority, 4.000%, 12/1/2017	100,000	101,543
Tender Option Bond Trust Receipts/Certificates, 0.910%, 1/1/2043, Call 7/1/2022 (6) (13)	5,000,000	5,000,000

		39,368,191

New Mexico - 1.3%
County of Bernalillo, 1.400%, 3/1/2019 (13)	2,775,000	2,787,377
New Mexico Municipal Energy Acquisition Authority, 1.417%, 8/1/2019, Call 2/1/2019 (8)	5,500,000	5,495,710

		8,283,087

New York - 10.4%
Albany Capital Resource Corp., 3.000%, 12/1/2017	115,000	116,158
Albany Industrial Development Agency, 1.080%, 7/1/2032, Call 6/1/2017 (13)	1,240,000	1,240,000
Chautauqua County Capital Resource Corp., 1.300%, 11/1/2018 (13)	775,000	769,854
City of New York:
0.300%, 8/1/2026, Call 6/6/2017 (13) (15)	50,000	50,000
0.810%, 8/1/2035, Call 6/1/2017 (13)	6,100,000	6,100,000
0.820%, 4/1/2042, Call 6/1/2017 (13)	1,325,000	1,325,000
5.000%, 8/1/2017	250,000	251,638
City of New York, AGC, 1.250%, 10/1/2021, Call 6/5/2017 (13) (15)	100,000	100,000
City of New York, AGM, 0.980%, 11/1/2026 (13)	2,750,000	2,750,000
Long Island Power Authority, 1.347%, 11/1/2018, Call 5/1/2018 (8)	1,600,000	1,604,016
Metropolitan Transportation Authority:
0.790%, 11/1/2035, Call 6/1/2017 (13)	3,600,000	3,600,000
1.367%, 2/1/2020 (8)	3,500,000	3,500,490
Metropolitan Transportation Authority, AGM, 1.287%, 5/15/2018, Call 11/15/2017 (8)	4,650,000	4,656,696
New York City Transitional Finance Authority:
0.980%, 8/1/2022, Call 6/1/2017 (13)	3,320,000	3,320,000
0.980%, 8/1/2023, Call 6/1/2017 (13)	6,550,000	6,550,000
New York City Water & Sewer System:
0.790%, 6/15/2045, Call 6/1/2017 (13)	100,000	100,000
0.800%, 6/15/2043, Call 6/1/2017 (13)	4,200,000	4,200,000
0.980%, 6/15/2032, Call 6/15/2017 (13)	2,400,000	2,400,000
New York State Dormitory Authority:
4.000%, 12/1/2018 (6)	1,000,000	1,030,240
5.000%, 7/1/2017	960,000	962,774
New York State Energy Research & Development Authority, NATL-RE, 1.365%, 12/1/2020, Call 6/6/2017 (13) (15)	7,350,000	7,257,883
Nuveen New York AMT-Free Quality Municipal Income Fund, 1.030%, 5/1/2047, Call 6/1/2017 (6) (13)	3,000,000	3,000,000
State of New York, NATL-RE FGIC:
1.382%, 2/15/2022, Call 6/1/2017 (13) (15)	1,480,000	1,438,770
1.382%, 2/13/2032, Call 6/1/2017 (13) (15)	1,345,000	1,233,707

Town of Oyster Bay:
3.500%, 2/2/2018	1,380,000	1,388,818
3.500%, 6/1/2018	500,000	503,890
Triborough Bridge & Tunnel Authority, 1.367%, 2/1/2021 (8)	5,000,000	5,018,050
Upper Mohawk Valley Regional Water Finance Authority, 4.000%, 4/1/2018	65,000	66,624

		64,534,608

North Carolina - 0.3%
North Carolina Medical Care Commission, 1.100%, 6/1/2029, Call 6/1/2020 (6) (13)	1,000,000	1,000,000
University of North Carolina at Chapel Hill, 1.417%, 12/1/2017, Call 6/21/2017 (8)	925,000	925,093

		1,925,093

North Dakota - 0.8%
Barnes County North Public School District Building Authority:
4.000%, 5/1/2018	565,000	574,978
4.000%, 5/1/2019	590,000	608,473
City of Grand Forks, 5.000%, 12/15/2017	850,000	868,487
City of Williston, AGM, 2.650%, 11/1/2020, Call 7/3/2017	1,100,000	1,100,440
Williston Parks & Recreation District, 3.250%, 3/1/2032, Call 6/16/2017	1,790,000	1,770,203

		4,922,581

Ohio - 4.3%
City of Chillicothe, 2.000%, 9/8/2017	570,000	571,277
County of Crawford, 1.430%, 11/1/2017, Call 7/3/2017	5,000,000	5,001,700
County of Hamilton, 4.000%, 1/1/2018	250,000	253,415
County of Lorain, 2.000%, 3/29/2018	1,650,000	1,661,302
Lancaster Port Authority, 1.387%, 8/1/2019, Call 2/1/2019 (8)	5,000,000	4,993,500
Rib Floater Trust Various States, 1.000%, 1/15/2046, Call 7/3/2017 (6) (13)	4,000,000	4,000,000
State of Ohio:
1.000%, 1/15/2045, Call 6/1/2017 (13)	5,500,000	5,500,000
1.050%, 1/15/2045, Call 6/1/2017 (13)	5,000,000	5,000,000

		26,981,194

Oklahoma - 0.2%
Oklahoma Municipal Power Authority, 1.580%, 8/1/2018, Call 2/1/2018 (8)	130,000	130,116
Tulsa County Independent School District No. 4 Bixby, 2.000%, 7/1/2019 (9)	1,000,000	1,015,170

		1,145,286

Oregon - 0.7%
County of Gilliam, 1.500%, 10/1/2018	1,000,000	1,005,490
Port of Morrow:
0.930%, 2/1/2027, Call 6/1/2017 (13)	3,210,000	3,210,000
2.000%, 6/1/2017	200,000	200,000
2.000%, 6/1/2017	75,000	75,000

		4,490,490

Pennsylvania - 5.0%
Bethlehem Area School District, SAW, 1.146%, 1/1/2018, Call 7/1/2017 (8)	3,070,000	3,070,737
Bethlehem Area Vocational Technical School Authority, MAC SAW, 1.500%, 9/15/2017	185,000	185,276
City of Philadelphia, 4.000%, 8/1/2018	2,000,000	2,065,680
Indiana County Industrial Development Authority, 1.550%, 4/1/2019, Call 10/1/2018	1,850,000	1,855,069
North Penn Water Authority, 1.167%, 11/1/2019, Call 5/1/2019 (8)	2,000,000	1,999,900
Old Forge School District, BAM SAW:
1.180%, 5/1/2018	200,000	199,644
2.000%, 5/1/2019	500,000	504,205
Pennsylvania Higher Educational Facilities Authority:
0.875%, 2/1/2018, Call 8/1/2017	2,300,000	2,298,252
1.200%, 11/1/2017 (13)	2,200,000	2,197,492
Pennsylvania Turnpike Commission:
1.230%, 12/1/2017, Call 7/3/2017 (8)	560,000	560,106
1.380%, 12/1/2017, Call 7/3/2017 (8)	100,000	100,030
1.460%, 12/1/2018, Call 6/1/2018 (8)	6,000,000	6,018,840
1.660%, 12/1/2020, Call 6/1/2020 (8)	1,800,000	1,806,840
1.930%, 12/1/2019, Call 6/1/2019 (8)	2,225,000	2,247,183
Pennsylvania Turnpike Commission, AGC, 5.000%, 6/1/2017	600,000	600,000
Philadelphia Authority for Industrial Development, 4.000%, 10/1/2017	1,250,000	1,262,225
Scranton School District, AGM SAW, 2.000%, 6/15/2017	250,000	250,085
Scranton School District, SAW, 1.677%, 4/2/2018, Call 10/2/2017 (8)	2,980,000	2,980,328
Tunkhannock Area School District, BAM SAW, 2.000%, 1/15/2018	125,000	125,736
University Area Joint Authority, 1.180%, 11/1/2017, Call 6/21/2017 (8)	1,070,000	1,068,170

		31,395,798

Puerto Rico - 0.0%
Puerto Rico Electric Power Authority, 0.000%, 7/1/2017	190,000	189,897
Puerto Rico Electric Power Authority, NATL-RE, 0.000%, 7/1/2017	15,000	14,992

		204,889

Rhode Island - 0.2%
Rhode Island Health & Educational Building Corp., 5.000%, 5/15/2018	1,000,000	1,031,160
South Carolina - 0.6%
South Carolina Educational Facilities Authority, 0.780%, 10/1/2039, Call 6/1/2017 (13)	2,750,000	2,750,000
Town of Hilton Head Island, SAW, 4.000%, 10/5/2017	1,000,000	1,010,350

		3,760,350

Tennessee - 1.1%
Shelby County Health Educational & Housing Facilities Board, AGM, 0.780%, 6/1/2042, Call 6/1/2017 (13)	1,720,000	1,720,000
Tender Option Bond Trust Receipts/Certificates, 0.980%, 7/1/2046, Call 7/1/2026 (6) (13)	5,000,000	5,000,000
Tennessee Housing Development Agency, 4.500%, 7/1/2028, Call 1/1/2020	120,000	124,080

		6,844,080

Texas - 7.0%
Alamito Public Facility Corp., 1.000%, 10/1/2017, Call 6/21/2017 (13)	2,000,000	1,999,640
Austin Convention Enterprises, Inc., 5.000%, 1/1/2019	400,000	422,312
City of Houston:
1.530%, 6/1/2017 (8)	300,000	300,000
4.000%, 9/1/2017	200,000	201,420
City of Lewisville, AGM:
2.000%, 9/1/2017	335,000	335,787
4.000%, 9/1/2018	340,000	352,138
Clear Brook City Municipal Utility District, BAM, 2.000%, 2/1/2018	220,000	221,144
County of Bexar, AGM, 4.000%, 8/15/2017	370,000	372,290
Crane County Water District, 4.000%, 2/15/2019	1,000,000	1,048,020
Denton County Fresh Water Supply District No. 7, AGM:
2.000%, 2/15/2018	465,000	467,850
2.000%, 2/15/2019	240,000	243,696
Fort Bend County Municipal Utility District No. 138, BAM, 2.000%, 9/1/2017	200,000	200,450
Fort Bend County Municipal Utility District No. 151, MAC, 2.000%, 9/1/2017	180,000	180,337
Fort Bend County Municipal Utility District No. 50, MAC, 2.000%, 9/1/2017	340,000	340,626
Goose Creek Consolidated Independent School District, PSF, 1.350%, 8/15/2018 (13)	700,000	703,899
Harris County Cultural Education Facilities Finance Corp., 0.800%, 12/1/2024, Call 6/1/2017 (13)	2,050,000	2,050,000
Harris County Health Facilities Development Corp., 0.800%, 12/1/2041, Call 6/1/2017 (13)	750,000	750,000
Harris County Municipal Utility District No. 371, BAM:
2.000%, 9/1/2018	290,000	292,700
2.000%, 9/1/2019	295,000	298,755
Harris County Municipal Utility District No. 468, AGM, 2.000%, 9/1/2017	100,000	100,249
Houston Independent School District, 5.000%, 9/15/2017	2,025,000	2,048,753
Houston Independent School District, PSF:
2.000%, 6/1/2017 (13)	1,025,000	1,025,000
3.000%, 6/1/2018 (13)	2,640,000	2,695,255
Katy Independent School District, PSF, 5.000%, 2/15/2018	1,000,000	1,028,950
Mansfield Independent School District, PSF, 1.750%, 8/1/2017 (13)	415,000	415,577
Mission Economic Development Corp., 1.150%, 7/3/2017 (13)	3,000,000	3,000,270
New Hope Cultural Education Facilities Finance Corp., 1.000%, 2/1/2018, Call 8/1/2017	2,000,000	1,994,820
North Texas Tollway Authority:
6.000%, 1/1/2020, Call 1/1/2018	220,000	226,413
6.000%, 1/1/2020, Call 1/1/2018	30,000	30,852
Northside Independent School District, PSF:
1.200%, 8/1/2017 (13)	90,000	90,049
2.125%, 8/1/2020, Call 8/1/2017 (13)	1,940,000	1,942,910
Spring Creek Utility District of Montgomery County, BAM, 2.000%, 10/1/2017	375,000	375,994
State of Texas, 0.810%, 6/1/2042, Call 6/1/2017 (13)	100,000	100,000
Tarrant County Cultural Education Facilities Finance Corp.:
2.500%, 12/1/2018, Call 6/21/2017	2,525,000	2,525,985
4.000%, 9/1/2017	550,000	553,987
5.000%, 10/1/2017	1,025,000	1,038,776
5.250%, 8/15/2028, Call 8/15/2018	230,000	241,631

Tender Option Bond Trust Receipts/Certificates, 1.030%, 7/1/2021 (6) (13)	11,950,000	11,950,000
Texas Municipal Gas Acquisition & Supply Corp. II:
1.250%, 9/15/2017 (8)	50,000	49,991
1.458%, 9/15/2017 (8)	840,000	840,428
Trail of the Lakes Municipal Utility District, BAM, 5.000%, 4/1/2019	120,000	128,826
Travis County Water Control & Improvement District No. 17, BAM, 0.000%, 11/1/2017	250,000	248,740

		43,434,520

Utah - 0.7%
Tender Option Bond Trust Receipts/Certificates, 0.980%, 1/1/2025 (6) (13)	2,500,000	2,500,000
Utah Associated Municipal Power Systems, 5.000%, 6/1/2017	1,670,000	1,670,000

		4,170,000

Virginia - 0.5%
Peninsula Ports Authority, 1.550%, 10/1/2019 (13)	1,000,000	991,850
Virginia College Building Authority, 0.760%, 2/1/2026, Call 6/1/2017 (13)	1,000,000	1,000,000
Virginia Small Business Financing Authority, 5.000%, 11/1/2017	1,215,000	1,235,764

		3,227,614

Washington - 2.2%
County of Skagit, 2.000%, 12/1/2018	485,000	493,163
Pierce County School District No 10 Tacoma, 5.000%, 12/1/2017	2,280,000	2,326,626
Tender Option Bond Trust Receipts/Certificates:
0.930%, 6/15/2033, Call 6/1/2019 (6) (13)	5,050,000	5,050,000
1.130%, 1/1/2035 (6) (13)	5,000,000	5,000,000
Washington Biomed Research Properties 3.2, 5.000%, 1/1/2019	500,000	532,175
Washington Health Care Facilities Authority, 2.500%, 12/1/2017 (6)	200,000	199,980

		13,601,944

West Virginia - 0.0%
Berkeley County Building Commission, 3.000%, 9/1/2017	50,000	50,261
Wisconsin - 2.7%
City of South Milwaukee, 4.000%, 9/1/2017, Call 7/3/2017	100,000	100,237
City of Waukesha, 2.000%, 7/1/2017, Call 6/5/2017	8,670,000	8,670,000
County of Langlade:
2.000%, 10/1/2017	365,000	365,734
2.000%, 10/1/2018	100,000	100,533
Hilbert School District, 2.100%, 4/1/2019, Call 4/1/2018	1,580,000	1,590,807
Public Finance Authority, 3.000%, 11/15/2022, Call 11/15/2018 (6)	1,500,000	1,504,620
Town of Freedom, 2.000%, 10/1/2018, Call 7/3/2017	1,170,000	1,170,725
Town of Salem, 1.375%, 11/1/2018, Call 11/1/2017	1,690,000	1,691,453
Town of Somers, 4.000%, 8/1/2017	435,000	436,757
Wisconsin Center District, 3.000%, 12/15/2017	635,000	641,801
Wisconsin Health & Educational Facilities Authority:
3.000%, 8/15/2017	410,000	411,599
5.000%, 8/15/2021, Call 8/15/2018	150,000	157,142

		16,841,408

Total Municipals (identified cost $584,651,444)		585,126,057

Short-Term Investments - 6.4%

Mutual Funds - 0.0%
BMO Government Money Market Fund - Premier Class, 0.620% (4)	88,581	88,581

Short-Term Municipals - 6.4%

California - 0.2%
California Municipal Finance Authority, 5.000%, 2/1/2018	$500,000	512,160
Fresno Joint Powers Financing Authority, 5.000%, 4/1/2018	600,000	619,092

		1,131,252

Connecticut - 1.0%
City of Hartford, 2.500%, 10/31/2017	4,000,000	4,019,360
City of Hamden, 3.00%, 8/24/2017	1,300,000	1,305,993
Town of Manchester, 2.000%, 2/21/2018	1,000,000	1,006,410

		6,331,763

Illinois - 0.1%
Illinois Finance Authority, 5.000%, 8/15/2017	500,000	503,055
Minnesota - 0.1%
City of Maple Grove, 3.000%, 5/1/2018	650,000	660,446
New Jersey - 1.4%
Hudson County Improvement Authority, County Guarantee, 2.250%, 4/5/2018	2,000,000	2,020,200
Passaic County Improvement Authority, County Guarantee:
2.000%, 6/28/2017	5,000,000	5,004,150
2.500%, 6/28/2017	2,000,000	2,002,440

		9,026,790

New York - 1.4%
County of Suffolk, 2.000%, 7/26/2017	4,500,000	4,507,335
Owego Apalachin Central School District, SAW, 1.300%, 2/22/2018, Call 11/15/2017	4,000,000	4,000,840

		8,508,175

Ohio - 2.0%
City of Cleveland Heights, 1.750%, 7/26/2017	725,000	725,478
City of Lakewood, 2.000%, 4/2/2018	2,500,000	2,518,350
City of Tipp City, 1.750%, 2/14/2018	4,000,000	4,012,360
County of Union, 1.200%, 3/28/2018, Call 7/3/2017	1,500,000	1,500,960
Dublin City School District, 2.000%, 4/26/2018	1,500,000	1,511,910
Winton Woods City School District, 1.750%, 7/27/2017	2,500,000	2,503,000

		12,772,058

Texas - 0.0%
Austin Convention Enterprises, Inc., 5.000%, 1/1/2018	200,000	204,226
Wisconsin - 0.2%
County of Manitowoc, 3.000%, 11/1/2017, Call 7/3/2017	1,000,000	1,001,740

Total Short-Term Municipals		40,139,505

Total Short-Term Investments (identified cost $40,218,926)		40,228,086

Total Investments - 100.3% (identified cost $624,870,370)		625,354,143
Other Assets and Liabilities - (0.3)%		(2,153,946)

Total Net Assets - 100.0%		$623,200,197

Short Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2017

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 98.6%

Alabama - 3.2%
Alabama Federal Aid Highway Finance Authority, 5.000%, 9/1/2018	$1,000,000	$1,048,730
Black Belt Energy Gas District, 4.000%, 6/1/2021, Call 3/1/2021 (13)	1,000,000	1,086,730
Columbia Industrial Development Board, 0.860%, 12/1/2037, Call 6/1/2017 (13)	200,000	200,000
County of Jefferson, AGM, 2.020%, 2/1/2042, Call 6/22/2017 (8)	259,832	225,503
Mobile Industrial Development Board, 0.860%, 6/1/2034, Call 6/1/2017 (13)	500,000	500,000
Tuscaloosa City Board of Education:
5.000%, 8/1/2020	200,000	223,066
5.000%, 8/1/2021	175,000	200,344
West Jefferson Industrial Development Board, 0.900%, 12/1/2038, Call 6/1/2017 (13) (14)	1,600,000	1,600,000
Wilsonville Industrial Development Board, 0.820%, 1/1/2024, Call 6/1/2017 (13)	900,000	900,000

		5,984,373

Alaska - 0.3%
Alaska Housing Finance Corp., NATL-RE, 5.250%, 12/1/2021, Call 12/1/2017	100,000	102,122
City of Valdez, 5.000%, 1/1/2021	500,000	555,845

		657,967

Arizona - 2.7%
Arizona Health Facilities Authority, 2.630%, 2/5/2020, Call 8/9/2019 (8)	500,000	508,470
Arizona School Facilities Board, AMBAC, 5.000%, 7/1/2017	130,000	130,385
City of El Mirage, 5.000%, 7/1/2022, Call 7/1/2020	465,000	514,867
Coconino County Pollution Control Corp., 1.600%, 5/21/2020 (13)	750,000	753,683
Greater Arizona Development Authority, 5.000%, 8/1/2024, Call 8/1/2018	25,000	26,066
Industrial Development Authority of the City of Phoenix, 3.000%, 7/1/2020 (6)	185,000	184,245
La Paz County Industrial Development Authority, 5.000%, 2/15/2021 (6)	750,000	809,962
Maricopa County Industrial Development Authority:
2.550%, 7/1/2021	500,000	500,185
2.875%, 7/1/2021 (6)	260,000	259,948
Phoenix Civic Improvement Corp., 5.500%, 7/1/2019 (16)	100,000	108,023
Pinal County School District No. 1 Florence, BAM, 4.000%, 7/1/2020	250,000	268,460
Scottsdale Industrial Development Authority, FSA, 1.150%, 9/1/2045, Call 6/6/2017 (13) (15)	575,000	575,000
State of Arizona, AGM, 5.000%, 7/1/2018	500,000	521,330

		5,160,624

Arkansas - 0.4%
City of Cabot, 2.550%, 6/1/2043, Call 6/1/2023	175,000	175,187
City of Hot Springs, 5.000%, 12/1/2020	245,000	273,863
City of Rogers, 2.125%, 11/1/2029, Call 11/1/2021	150,000	150,353
DeWitt School District No. 1, SAW, 3.000%, 6/1/2017	100,000	100,000

		699,403

California - 10.7%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	500,000	555,215
Bay Area Toll Authority, 1.880%, 4/1/2024, Call 10/1/2023 (8)	500,000	516,250
BB&T Municipal Trust, 1.580%, 11/15/2019 (6) (8)	500,000	501,340
California Health Facilities Financing Authority, NATL-RE:
1.170%, 7/15/2018, Call 6/29/2017 (13) (15)	100,000	98,205
1.523%, 7/1/2022, Call 6/1/2017 (13) (15)	500,000	475,805
California Housing Finance Agency, AGM GO, 2.374%, 2/1/2037, Call 6/1/2017 (13) (15)	10,000	9,666
California Municipal Finance Authority:
1.200%, 2/1/2018 (13)	1,000,000	1,000,580
5.000%, 2/1/2022	1,000,000	1,138,910
California Pollution Control Financing Authority:
0.800%, 3/1/2042 (13)	800,000	800,000
1.050%, 8/1/2017 (6) (13)	1,000,000	1,000,110

California Public Finance Authority:
5.000%, 10/15/2021	350,000	389,298
5.000%, 10/15/2022	300,000	338,367
California School Finance Authority, 4.000%, 8/1/2018 (6)	300,000	308,625
California State Public Works Board:
5.000%, 4/1/2020	320,000	355,338
5.000%, 11/1/2020, Call 11/1/2019	35,000	38,066
5.125%, 10/1/2022, Call 10/1/2019	245,000	268,496
California Statewide Communities Development Authority:
3.500%, 11/1/2018	100,000	100,775
5.000%, 12/1/2025 (6)	200,000	231,728
California Statewide Communities Development Authority, AGM, 3.000%, 10/1/2017	200,000	201,008
California Statewide Communities Development Authority, CMI:
2.500%, 8/1/2020, Call 7/3/2017	500,000	502,540
3.500%, 11/1/2021, Call 11/1/2019	750,000	788,032
California Statewide Communities Development Authority, NATL-RE, 2.571%, 4/1/2028 (13) (15)	75,000	68,935
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2020	675,000	753,597
Chino Redevelopment Agency, AMBAC, 4.000%, 9/1/2019, Call 7/3/2017	250,000	251,550
City of Redding, NATL-RE, 1.610%, 7/1/2022 (13) (15)	150,000	143,024
County of San Joaquin, 4.000%, 4/1/2019	225,000	236,194
Florin Resource Conservation District, NATL-RE, 4.000%, 9/1/2018	500,000	519,555
Fresno Joint Powers Financing Authority, AGM, 5.000%, 4/1/2022	875,000	1,009,881
Golden State Tobacco Securitization Corp., 5.000%, 6/1/2022	1,000,000	1,150,480
Lynwood Unified School District, 5.000%, 8/1/2017	500,000	503,015
Mendota Unified School District, 0.000%, 8/1/2018, Call 7/3/2017	350,000	337,956
Northern California Gas Authority No. 1:
1.369%, 7/1/2017 (8)	40,000	40,010
1.399%, 7/1/2019 (8)	1,040,000	1,037,546
Palomar Health, 5.000%, 11/1/2022	375,000	421,511
Sacramento Redevelopment Agency Successor Agency, BAM, 5.000%, 12/1/2022	385,000	454,188
State of California:
1.396%, 12/1/2017, Call 7/3/2017 (8)	250,000	250,075
1.526%, 12/3/2018, Call 6/1/2018 (8)	610,000	612,708
1.680%, 5/1/2018, Call 11/1/2017 (8)	180,000	180,394
Stockton Unified School District, AGM, 5.000%, 8/1/2018, Call 8/1/2017	200,000	201,314
Tender Option Bond Trust, 0.980%, 8/1/2022 (6) (13)	2,000,000	2,000,000
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2020, Call 8/1/2017 (13)	220,000	220,029

		20,010,316
Colorado - 4.7%
Auraria Higher Education Center:
6.000%, 5/1/2018	169,000	176,471
6.000%, 5/1/2019	178,000	194,047
City of Burlington, 3.000%, 11/1/2019	100,000	103,458
Colorado Educational & Cultural Facilities Authority:
2.500%, 12/15/2019 (6)	590,000	590,142
3.000%, 10/1/2017	380,000	382,546
3.000%, 11/15/2017	200,000	202,046
5.000%, 10/1/2021	1,000,000	1,113,070
Colorado Health Facilities Authority:
4.000%, 12/1/2018	250,000	258,755
4.500%, 2/1/2019	250,000	259,998
5.000%, 5/15/2021	325,000	357,129
5.000%, 5/15/2022	250,000	277,667
County of Montrose:
4.000%, 12/1/2018	175,000	180,395
4.000%, 12/1/2019	200,000	208,820
Denver Convention Center Hotel Authority, 5.000%, 12/1/2022	1,000,000	1,140,690
E-470 Public Highway Authority, 1.736%, 9/1/2021, Call 3/1/2021 (8)	575,000	580,342
El Paso County School District No. 20 Academy, SAW, 5.000%, 12/15/2022	1,000,000	1,193,790
Regional Transportation District, 5.000%, 6/1/2025, Call 6/1/2020	500,000	553,905
University of Colorado Hospital Authority, 5.000%, 3/1/2022, Call 9/1/2021 (13)	750,000	859,065
Wheatlands Metropolitan District, BAM, 4.000%, 12/1/2020	125,000	135,450

		8,767,786

Connecticut - 0.8%
Connecticut State Health & Educational Facility Authority, 2.875%, 9/1/2020, Call 9/1/2017 (6)	250,000	250,123
Connecticut State Health & Educational Facility Authority, NATL-RE, 5.000%, 7/1/2023, Call 7/1/2017	150,000	150,455
State of Connecticut:
1.660%, 8/15/2018 (8)	250,000	251,792
1.700%, 5/15/2018 (8)	150,000	150,942
1.700%, 9/15/2019 (8)	115,000	115,652
5.000%, 3/15/2021	500,000	560,895

		1,479,859
Delaware - 0.1%
Delaware State Housing Authority, 4.800%, 1/1/2023, Call 7/1/2018	110,000	111,698
Florida - 6.7%
Brevard County Health Facilities Authority:
5.000%, 4/1/2020	500,000	548,755
5.000%, 4/1/2021	400,000	450,856
Citizens Property Insurance Corp., 4.250%, 6/1/2017	50,000	50,000
City of Miami Gardens, 3.000%, 7/1/2017	250,000	250,380
City of Port St. Lucie, 5.000%, 7/1/2020	295,000	328,710
City of Tampa, 5.000%, 11/15/2020, Call 5/15/2020	25,000	27,640
Columbia County School Board:
5.000%, 7/1/2019	920,000	986,038
5.000%, 7/1/2021	400,000	450,372
County of Broward, 5.000%, 10/1/2020	100,000	112,373
County of Escambia, 0.880%, 4/1/2039, Call 6/1/2017 (13)	1,500,000	1,500,000
County of Manatee, 0.820%, 9/1/2024, Call 6/1/2017 (13)	800,000	800,000
County of Miami-Dade, AGC, 5.000%, 6/1/2017	50,000	50,000
County of Okeechobee, 1.550%, 7/1/2021 (13)	800,000	800,192
Emerald Coast Utilities Authority, BAM, 5.000%, 1/1/2021	300,000	337,611
Florida Housing Finance Corp., GNMA/FNMA/FHLMC, 4.600%, 1/1/2029, Call 1/1/2020	75,000	77,684
Florida Municipal Power Agency, AMBAC, 1.365%, 10/1/2027, Call 6/7/2017 (13) (15)	575,000	534,305
Florida Municipal Power Agency, NATL-RE FGIC, 1.682%, 10/1/2027 (13) (15)	25,000	23,060
Halifax Hospital Medical Center:
5.000%, 6/1/2020	325,000	357,324
5.000%, 6/1/2021	300,000	337,902
Miami-Dade County Educational Facilities Authority, AMBAC, 5.250%, 4/1/2020	40,000	44,541
Miami-Dade County School Board Foundation, Inc.:
5.000%, 5/1/2018	300,000	310,704
5.000%, 5/1/2019	225,000	241,456
Miami-Dade County School Board Foundation, Inc., AMBAC, 5.000%, 8/1/2023, Call 8/1/2018	100,000	104,087
Orange County Health Facilities Authority, 3.000%, 8/1/2017	350,000	351,120
Orlando Community Redevelopment Agency, 4.000%, 9/1/2017	55,000	55,282
Pinellas County Educational Facilities Authority, 5.000%, 10/1/2017	300,000	303,552
Pinellas County Health Facilities Authority, NATL-RE, 1.425%, 11/15/2023, Call 6/1/2017 (13) (15)	175,000	167,386
Sarasota County Health Facilities Authority, 5.000%, 1/1/2022	500,000	557,575
School District of Broward County, 5.000%, 7/1/2019	1,000,000	1,079,030
Southeast Overtown Park West Community Redevelopment Agency, 5.000%, 3/1/2019 (6)	250,000	262,352
Sumter County Industrial Development Authority:
4.000%, 7/1/2017	500,000	501,085
5.000%, 7/1/2020	300,000	329,415
5.000%, 7/1/2020	235,000	258,042
Tampa Bay Water:
5.000%, 10/1/2017	15,000	15,199
5.000%, 10/1/2017	25,000	25,331

		12,629,359
Georgia - 2.9%
Atlanta Development Authority, 4.000%, 9/1/2020	500,000	546,340
Burke County Development Authority, 1.650%, 6/18/2021 (13)	250,000	247,103
City of Atlanta:
2.192%, 11/1/2018, Call 5/1/2018 (8)	250,000	252,062
5.000%, 1/1/2021	250,000	280,507
5.000%, 1/1/2022	700,000	802,858
6.000%, 11/1/2029, Call 11/1/2019	290,000	324,820
County of DeKalb, 5.000%, 10/1/2020	150,000	168,821

DeKalb Private Hospital Authority, 5.000%, 11/15/2021, Call 11/15/2019	420,000	460,144
Gainesville & Hall County Hospital Authority:
1.730%, 2/18/2020, Call 8/22/2019 (8)	350,000	348,789
5.000%, 2/15/2021	700,000	787,178
Main Street Natural Gas, Inc.:
5.000%, 3/15/2019	1,000,000	1,060,790
5.250%, 9/15/2018	100,000	104,844

		5,384,256
Guam - 0.6%
Territory of Guam:
5.000%, 12/1/2021	500,000	561,120
5.000%, 12/1/2022	500,000	569,515

		1,130,635
Idaho - 0.1%
Idaho Health Facilities Authority, 6.500%, 11/1/2023, Call 11/1/2018	150,000	161,374
Idaho Housing & Finance Association, 5.000%, 7/15/2022, Call 7/15/2019	75,000	80,629

		242,003
Illinois - 12.4%
Bureau & Putnam Counties High School District No. 500 Princeton Township, BAM, 2.000%, 12/1/2018	400,000	405,360
Chicago Board of Education, 9.000%, 3/1/2032, Call 9/1/2017 (8)	955,000	956,194
Chicago O’Hare International Airport:
5.000%, 1/1/2019	200,000	212,382
5.000%, 1/1/2021, Call 1/1/2018	100,000	102,375
5.000%, 1/1/2022	100,000	115,889
5.000%, 1/1/2022	200,000	231,778
Chicago Park District:
5.000%, 1/1/2022	250,000	280,982
5.000%, 1/1/2022	500,000	561,965
Chicago Transit Authority, 5.500%, 6/1/2019, Call 12/1/2018	105,000	111,161
City of Chicago:
5.000%, 1/1/2018	50,000	50,347
5.000%, 1/1/2021	840,000	918,851
5.000%, 11/1/2021	1,000,000	1,118,270
City of Chicago, NATL-RE, 5.000%, 1/1/2020, Call 1/1/2018	175,000	178,273
City of Peoria, 3.000%, 1/1/2019	300,000	307,674
City of Waukegan, 5.000%, 12/30/2020	250,000	277,078
Clyde Park District, AGM, 4.250%, 2/1/2019	340,000	349,047
Cook County School District No. 100 South Berwyn, BAM, 2.000%, 12/1/2017	65,000	65,294
Cook County Township High School District No. 201 J Sterling Morton, AMBAC:
0.000%, 12/1/2018	170,000	164,672
0.000%, 12/1/2019	100,000	94,490
Cook County Township High School District No. 220 Reavis, 4.000%, 12/1/2017	100,000	101,499
Cook Kane Lake & McHenry Counties Community College District No. 512, 5.000%, 12/1/2019	1,000,000	1,093,160
County of Cook:
5.000%, 11/15/2020, Call 11/15/2019	250,000	269,420
5.000%, 11/15/2021	720,000	805,874
DeKalb County Community Unit School District No. 424 Genoa-Kingston, AMBAC, 0.000%, 1/1/2018	350,000	346,311
Du Page & Will Counties Community School District No. 204 Indian Prairie, 2.000%, 12/30/2019, Call 12/30/2017	575,000	577,794
Illinois Finance Authority:
2.046%, 5/1/2021, Call 11/1/2020 (8)	1,000,000	1,000,970
2.500%, 5/15/2018	150,000	150,810
4.000%, 10/1/2018	275,000	282,282
5.000%, 7/1/2017	250,000	250,560
5.000%, 2/15/2018	40,000	41,078
5.000%, 1/1/2021	200,000	220,510
5.000%, 11/15/2021	400,000	456,824
5.000%, 1/1/2022	150,000	168,380
5.000%, 11/15/2022	555,000	645,770
5.000%, 11/15/2022	500,000	581,775
5.500%, 8/15/2018	100,000	105,119
Illinois Finance Authority, AGM:
0.000%, 1/1/2018	40,000	39,800
0.000%, 1/1/2018	55,000	54,501

Illinois Housing Development Authority, AGM, 4.400%, 9/1/2020, Call 7/3/2017	165,000	165,396
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.000%, 1/1/2023	1,000,000	1,160,290
Kendall, Kane, & Will Counties Community Unit School District No. 308, NATL-RE FGIC, 4.250%, 10/1/2020, Call 10/1/2017	50,000	50,431
Lake County Forest Preserve District, 1.238%, 12/15/2020 (8)	300,000	300,390
Marion-Clinton Counties High School District No. 200-Centralia, BAM, 3.000%, 12/1/2019	185,000	190,744
McHenry & Lake Counties Community Consolidated School District No. 15, AGM, 0.000%, 1/1/2018	100,000	99,137
Metropolitan Pier & Exposition Authority, NATL-RE FGIC, 0.000%, 6/15/2020	30,000	27,901
Quad Cities Regional Economic Development Authority, 4.000%, 10/1/2019	400,000	417,592
Railsplitter Tobacco Settlement Authority, 5.000%, 6/1/2018	40,000	41,534
Rib Floater Trust Various States, 1.080%, 4/1/2036, Call 4/1/2027 (6) (13)	1,710,000	1,710,000
Rock Island County Public Building Commission, 3.700%, 12/1/2018	145,000	146,692
Southwestern Illinois Development Authority, AGM, 5.250%, 2/1/2023, Call 7/3/2017	250,000	251,020
State of Illinois:
3.875%, 9/1/2017	100,000	100,542
5.000%, 1/1/2018	1,000,000	1,014,440
5.000%, 4/1/2020	100,000	105,258
5.000%, 2/1/2021	240,000	253,678
State of Illinois, NATL-RE FGIC, 5.500%, 6/15/2017	30,000	30,038
Town of Cicero, 5.000%, 1/1/2020	500,000	543,330
Village of Round Lake Beach:
2.000%, 1/1/2018	275,000	276,455
2.000%, 1/1/2018	205,000	206,084
Wayne County Public School District No. 112 Fairfield, 3.000%, 12/1/2017	80,000	80,770
Will & Kankakee Counties School District No. 255, 4.000%, 6/1/2019	1,110,000	1,168,652
Will County Community High School District No. 210 Lincoln-Way, 4.000%, 1/1/2022, Call 1/1/2019	1,000,000	986,420
Will County School District No. 159 Mokena, 2.000%, 12/1/2018	110,000	111,638

		23,132,951
Indiana - 3.3%
Center Grove Community School Corp., 2.000%, 1/1/2018	505,000	506,747
City of Whiting, 1.850%, 10/1/2019 (13)	1,000,000	1,009,320
County of Lake, 2.000%, 7/15/2017	245,000	245,176
Hammond Local Public Improvement Bond Bank, 5.000%, 8/1/2018, Call 2/1/2018	150,000	152,474
Indiana Finance Authority:
4.000%, 10/1/2017	250,000	252,103
5.000%, 5/1/2020	100,000	110,244
5.000%, 8/15/2020	250,000	270,565
5.000%, 9/1/2022	525,000	604,642
5.250%, 10/1/2022, Call 10/1/2021	150,000	174,135
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC COLL, 1.000%, 7/1/2039, Call 7/3/2017 (13)	2,400,000	2,400,000
Indianapolis Local Public Improvement Bond Bank, 5.000%, 6/1/2020	100,000	110,533
Jasper Hospital Authority, 5.000%, 11/1/2020	250,000	273,445

		6,109,384
Iowa - 1.1%
Iowa Higher Education Loan Authority, 2.000%, 12/1/2018, Call 6/1/2018	1,000,000	1,006,860
People’s Memorial Hospital of Buchanan County, 1.500%, 12/1/2018, Call 6/1/2018	1,000,000	996,630

		2,003,490
Kansas - 0.4%
Bourbon County Unified School District No. 234 Fort Scott, 5.000%, 9/1/2020	420,000	467,989
Kansas Development Finance Authority, AMBAC, 0.000%, 7/1/2019	100,000	95,940
Kansas Development Finance Authority, BAM, 5.000%, 12/1/2019	200,000	215,508

		779,437
Kentucky - 1.1%
Kentucky Asset Liability Commission, 5.000%, 9/1/2023	500,000	592,710
Kentucky Asset Liability Commission, NATL-RE, 1.184%, 11/1/2017 (8)	35,000	34,998
Kentucky Interlocal School Transportation Association, 2.000%, 3/1/2019	495,000	502,390
Kentucky State Property & Building Commission:
5.375%, 11/1/2023, Call 11/1/2018	20,000	21,233
5.375%, 11/1/2023, Call 11/1/2018	5,000	5,289
Lexington Center Corp., AGC, 4.100%, 10/1/2020, Call 10/1/2017	265,000	267,406
Louisville - Jefferson County Metropolitan Government, 5.000%, 10/1/2020	550,000	609,692

		2,033,718

Louisiana - 0.6%
Evangeline Parish Road & Drain Sales Tax District No. 1, AGM, 5.000%, 12/1/2020	400,000	447,416
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	30,000	29,663
Louisiana Local Government Environmental Facilities & Community Development Authority, 1.395%, 8/1/2018, Call 2/1/2018 (8)	450,000	449,779
Louisiana Public Facilities Authority, AMBAC, 1.610%, 9/1/2027, Call 6/13/2017 (13) (15)	50,000	46,283
St. Charles Parish Consolidated Waterworks & Wastewater District No. 1, AMBAC, 5.000%, 7/1/2025, Call 7/1/2017	100,000	100,303
State of Louisiana, 5.000%, 11/15/2020, Call 5/15/2020	110,000	121,955

		1,195,399
Maine - 0.7%
City of Portland:
4.000%, 7/1/2019	130,000	135,925
4.000%, 7/1/2020	110,000	116,861
Tender Option Bond Trust, 0.880%, 6/21/2033, Call 7/1/2019 (6) (13)	1,000,000	1,000,000

		1,252,786
Maryland - 0.5%
City of Baltimore:
1.232%, 7/1/2037, Call 6/7/2017 (13) (15)	25,000	21,985
5.000%, 9/1/2022 (9)	500,000	573,605
City of Baltimore, NATL-RE, 1.521%, 7/1/2020 (13) (15)	50,000	48,443
Howard County Housing Commission, 2.030%, 7/1/2018, Call 1/1/2018 (8)	245,000	245,078
Maryland Community Development Administration, GNMA/FNMA, 4.500%, 3/1/2027, Call 3/1/2021	30,000	31,021

		920,132
Massachusetts - 0.6%
Commonwealth of Massachusetts, NATL-RE FGIC, 1.230%, 12/1/2030, Call 6/1/2017 (13) (15)	100,000	91,340
Massachusetts Development Finance Agency:
4.000%, 4/15/2020	330,000	347,879
5.000%, 7/1/2021	280,000	315,966
5.000%, 7/1/2022	315,000	362,496
Massachusetts Municipal Wholesale Electric Co., MBIA, 1.437%, 7/1/2018, Call 6/6/2017 (13) (15)	75,000	73,805

		1,191,486
Michigan - 2.2%
Avondale School District, Q-SBLF, 5.000%, 11/1/2018	300,000	317,139
City of Detroit Water Supply System Revenue, BHAC, 4.000%, 7/1/2017	100,000	100,233
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.750%, 7/1/2024, Call 7/1/2018	200,000	209,906
City of Wyandotte, BAM:
5.000%, 10/1/2017	100,000	101,275
5.000%, 10/1/2018	200,000	209,558
5.000%, 10/1/2019	250,000	268,522
Dexter Community Schools, NATL-RE Q-SBLF, 5.100%, 5/1/2018	110,000	114,177
East Branch of the Willow Creek and Branches Drainage District, AGM, 3.800%, 6/1/2017	40,000	40,000
Grosse Ile Township School District, Q-SBLF, 5.000%, 5/1/2020	595,000	654,339
Lake St. Claire Clean Water Initiative, 5.000%, 10/1/2020	150,000	166,434
Lawrence Public Schools, Q-SBLF, 4.000%, 5/1/2018	255,000	261,714
Marquette Board of Light & Power, 5.000%, 7/1/2020	150,000	166,134
Michigan State Hospital Finance Authority, 5.000%, 11/15/2020, Call 11/15/2019	520,000	570,232
Muskegon Public Schools, Q-SBLF, 4.250%, 5/1/2021, Call 5/1/2019	200,000	210,408
Romulus Community Schools, AGM, 4.000%, 11/1/2017	100,000	101,116
State of Michigan, 5.500%, 11/1/2021, Call 5/1/2019	300,000	325,713
Taylor Tax Increment Finance Authority, AGM, 4.000%, 5/1/2021, Call 7/3/2017	270,000	270,570

		4,087,470
Minnesota - 0.1%
Minnesota Housing Finance Agency, 2.750%, 1/1/2018	110,000	110,934
St. Paul Housing & Redevelopment Authority, NATL-RE, 5.000%, 11/15/2021, Call 11/15/2017	50,000	50,904

		161,838

Mississippi - 1.0%
Mississippi Business Finance Corp., 0.780%, 11/1/2035, Call 6/1/2017 (13)	1,250,000	1,250,000
Mississippi Development Bank, 5.000%, 8/1/2019	155,000	165,914
Mississippi Development Bank, AGC, 4.000%, 7/1/2017	240,000	240,528
State of Mississippi, 1.310%, 9/1/2017, Call 7/3/2017 (8)	275,000	275,209

		1,931,651
Missouri - 2.9%
Kansas City Planned Industrial Expansion Authority, 1.500%, 12/1/2018, Call 12/1/2017	1,000,000	1,002,260
Missouri Health & Educational Facilities Authority:
0.820%, 10/1/2035, Call 6/1/2017 (13)	300,000	300,000
4.000%, 2/1/2018	255,000	259,460
5.000%, 2/1/2022	250,000	280,455
5.000%, 2/1/2024, Call 2/1/2021	250,000	272,153
Missouri Health & Educational Facilities Authority, AMBAC, 1.715%, 6/1/2020, Call 6/1/2017 (13) (15)	50,000	48,632
Missouri Housing Development Commission, GNMA FNMA, 4.700%, 3/1/2035, Call 9/1/2019	230,000	239,412
Missouri State Environmental Improvement & Energy Resources Authority, NATL-RE, 1.383%, 12/1/2022, Call 6/1/2017 (13) (15)	805,000	751,605
Southeast Missouri State University, 5.000%, 4/1/2019	1,000,000	1,070,530
St. Louis County Industrial Development Authority, 2.850%, 9/1/2018, Call 9/1/2017	600,000	600,780
St. Louis Municipal Finance Corp., 5.000%, 2/15/2021	500,000	559,780

		5,385,067
Nebraska - 0.1%
Central Plains Energy Project, 1.207%, 12/1/2017 (8)	160,000	159,747
Nevada - 0.1%
Clark County School District, NATL-RE FGIC:
5.000%, 6/15/2021, Call 7/3/2017	100,000	103,277
5.000%, 6/15/2023, Call 7/3/2017	175,000	180,733

		284,010
New Hampshire - 1.0%
New Hampshire Health and Education Facilities Authority Act:
0.790%, 7/1/2033, Call 6/1/2017 (13)	1,550,000	1,550,000
5.250%, 10/1/2023, Call 10/1/2017	190,000	192,732
5.250%, 10/1/2023, Call 10/1/2017	60,000	60,886

		1,803,618
New Jersey - 3.2%
City of Jersey City, AGM, 4.000%, 2/15/2019	620,000	647,317
New Jersey Economic Development Authority:
2.596%, 2/1/2018, Call 8/1/2017 (8)	250,000	250,587
5.000%, 11/1/2021	400,000	430,888
New Jersey Educational Facilities Authority, 5.000%, 7/1/2020, Call 7/1/2018	20,000	20,888
New Jersey Health Care Facilities Financing Authority:
5.000%, 7/1/2022	790,000	920,350
5.125%, 7/1/2019, Call 7/1/2018	130,000	135,733
New Jersey Higher Education Student Assistance Authority:
4.875%, 12/1/2024, Call 12/1/2019	380,000	401,459
5.000%, 12/1/2017	370,000	376,978
5.000%, 6/1/2018	100,000	103,553
New Jersey State Turnpike Authority, NATL-RE:
1.365%, 1/1/2030, Call 6/1/2017 (13) (15)	500,000	459,193
1.365%, 1/1/2030, Call 6/6/2017 (13) (15)	25,000	22,960
1.365%, 1/1/2030, Call 6/2/2017 (13) (15)	25,000	22,960
1.453%, 1/1/2030, Call 6/6/2017 (13) (15)	25,000	22,960
1.488%, 1/1/2030, Call 6/1/2017 (13) (15)	100,000	91,839
New Jersey Transportation Trust Fund Authority:
1.780%, 12/15/2019, Call 6/15/2019 (8)	475,000	468,388
4.000%, 12/15/2019	75,000	77,945
5.000%, 6/15/2019	150,000	157,825
New Jersey Transportation Trust Fund Authority, AGM, 5.250%, 12/15/2019	250,000	270,637
New Jersey Transportation Trust Fund Authority, FSA, 5.500%, 12/15/2017	300,000	307,281
New Jersey Transportation Trust Fund Authority, NATL-RE:
5.500%, 12/15/2019	135,000	146,973
5.500%, 12/15/2020	10,000	11,121
South Jersey Port Corp.:
5.000%, 1/1/2018	250,000	254,632
5.000%, 1/1/2019	340,000	352,859
Township of Lopatcong, NATL-RE, 4.000%, 9/1/2018, Call 9/1/2017	30,000	30,228

		5,985,554

New Mexico - 1.5%
City of Farmington, 1.875%, 4/1/2020 (13)	1,000,000	1,009,210
County of Bernalillo, 5.750%, 10/1/2017	150,000	152,388
New Mexico Mortgage Finance Authority, 5.300%, 9/1/2040, Call 9/1/2019	25,000	26,019
New Mexico Municipal Energy Acquisition Authority, 1.417%, 8/1/2019, Call 2/1/2019 (8)	650,000	649,493
Town of Clayton, NATL, 4.000%, 11/1/2017	1,000,000	1,010,950

		2,848,060
New York - 10.0%
City of Buffalo, AGM SAW, 2.375%, 11/15/2017	100,000	100,648
City of New York, 0.850%, 8/1/2024, Call 6/1/2017 (13)	900,000	900,000
City of New York, AGM, 0.980%, 11/1/2026 (13)	895,000	895,000
County of Nassau, 5.000%, 10/1/2018	1,000,000	1,052,800
Erie County Industrial Development Agency, SAW, 5.250%, 5/1/2025, Call 5/1/2019	400,000	432,640
Long Island Power Authority, 1.347%, 11/1/2018, Call 5/1/2018 (8)	1,000,000	1,002,510
Metropolitan Transportation Authority, AGM, 1.287%, 5/15/2018, Call 11/15/2017 (8)	250,000	250,360
New York City Transitional Finance Authority, 0.980%, 8/1/2022, Call 6/1/2017 (13)	1,250,000	1,250,000
New York City Water & Sewer System, 0.830%, 6/15/2044, Call 6/1/2017 (13)	1,500,000	1,500,000
New York Mortgage Agency, 5.000%, 10/1/2019	600,000	645,168
New York State Dormitory Authority:
5.000%, 7/1/2018	1,000,000	1,044,090
5.000%, 12/15/2019	495,000	544,822
5.000%, 12/1/2022 (6)	600,000	681,432
5.250%, 2/15/2024, Call 2/15/2019	400,000	428,908
New York State Dormitory Authority, NATL-RE, 1.820%, 7/1/2029, Call 6/5/2017 (13) (15)	575,000	527,516
New York State Energy Research & Development Authority, 2.000%, 5/1/2020 (13)	350,000	352,366
New York State Energy Research & Development Authority, NATL-RE, 1.365%, 12/1/2020, Call 6/6/2017 (13) (15)	1,000,000	987,467
New York State Housing Finance Agency, FNMA/FHLMC COLL, 0.900%, 11/1/2017	705,000	705,451
New York State Thruway Authority, 5.000%, 5/1/2019	1,000,000	1,074,520
State of New York, AGM, 1.382%, 3/15/2021, Call 6/1/2017 (13) (15)	25,000	24,487
State of New York, NATL-RE FGIC:
1.382%, 2/15/2022, Call 6/1/2017 (13) (15)	455,000	442,324
1.382%, 2/13/2032, Call 6/1/2017 (13) (15)	70,000	64,208
Town of Oyster Bay, 3.500%, 6/1/2018	500,000	503,890
Triborough Bridge & Tunnel Authority, 1.367%, 2/1/2021 (8)	1,000,000	1,003,610
TSASC, Inc., 5.000%, 6/1/2021	1,000,000	1,130,460
Westchester Tobacco Asset Securitization, 5.000%, 6/1/2020	1,155,000	1,268,456

		18,813,133
North Carolina - 0.6%
North Carolina Eastern Municipal Power Agency, AGC, 6.000%, 1/1/2019	100,000	105,176
North Carolina Eastern Municipal Power Agency, FGIC, 1.051%, 1/1/2025 (13) (15)	600,000	491,718
University of North Carolina at Chapel Hill, 1.417%, 12/1/2017, Call 6/21/2017 (8)	525,000	525,053

		1,121,947
North Dakota - 0.4%
City of Williston, 5.000%, 5/1/2020	240,000	261,643
North Dakota Housing Finance Agency, 3.750%, 7/1/2042, Call 7/1/2022	135,000	138,984
Williston Parks & Recreation District, 3.250%, 3/1/2032, Call 6/16/2017	435,000	430,189

		830,816
Ohio - 2.7%
Akron Bath Copley Joint Township Hospital District, 5.000%, 11/15/2021	805,000	908,668
Bucyrus City School District, 0.000%, 12/1/2017	155,000	154,051
City of Cleveland, AGM, 5.000%, 1/1/2019	600,000	634,914
City of Cleveland, AMBAC, 5.250%, 1/1/2018	50,000	51,160
City of Harrison, 2.000%, 10/1/2018	120,000	120,930
County of Hamilton:
4.000%, 1/1/2021	445,000	472,683
5.000%, 1/1/2022	465,000	516,838
Lancaster Port Authority, 1.287%, 8/1/2019, Call 2/1/2019 (8)	195,000	194,456
New Lexington City School District, BAM, 1.200%, 12/1/2017	55,000	54,917
Ohio Housing Finance Agency, GNMA/FNMA COLL, 4.000%, 5/1/2022, Call 5/1/2021	80,000	82,753
Rib Floater Trust Various States, 1.000%, 1/15/2046, Call 7/3/2017 (6) (13)	1,000,000	1,000,000
State of Ohio, 1.050%, 1/15/2045, Call 6/1/2017 (13)	500,000	500,000
University of Toledo, 5.000%, 6/1/2020	375,000	416,246

		5,107,616

Oklahoma - 0.1%
Oklahoma Municipal Power Authority, 1.580%, 8/1/2018, Call 2/1/2018 (8)	135,000	135,120
Oregon - 0.5%
Port of Morrow, 0.930%, 2/1/2027, Call 6/1/2017 (13)	1,000,000	1,000,000
Pennsylvania - 4.3%
Allegheny County Hospital Development Authority:
1.504%, 2/1/2021, Call 8/1/2017 (8)	105,000	105,297
5.375%, 8/15/2029, Call 8/15/2019	225,000	245,383
Allentown City School District, 5.000%, 2/15/2020, Call 2/15/2018	50,000	51,436
Berks County Municipal Authority, 2.280%, 7/1/2022, Call 7/1/2017 (8)	350,000	356,758
Capital Region Water, 5.000%, 7/15/2021	1,000,000	1,133,460
City of Philadelphia, 5.250%, 8/1/2018	100,000	104,715
City of Philadelphia, AGC:
5.125%, 8/1/2025, Call 8/1/2019	10,000	10,884
5.125%, 8/1/2025, Call 8/1/2019	90,000	97,033
City of Philadelphia, AMBAC:
5.000%, 10/1/2017	250,000	253,320
5.000%, 10/1/2023, Call 10/1/2017	100,000	101,341
Commonwealth of Pennsylvania, 5.000%, 4/15/2020, Call 4/15/2019	600,000	644,832
Delaware County Vocational & Technical School Authority, BAM, 3.000%, 11/1/2018	120,000	123,187
Delaware Valley Regional Financial Authority, AMBAC, 5.500%, 8/1/2018	130,000	136,734
Lancaster County Solid Waste Management Authority, 5.000%, 12/15/2020	200,000	224,038
Lancaster Industrial Development Authority, 5.000%, 5/1/2020	285,000	308,005
North Penn Water Authority, 1.167%, 11/1/2019, Call 5/1/2019 (8)	800,000	799,960
Northampton County General Purpose Authority, 2.180%, 8/15/2020, Call 2/15/2020 (8)	150,000	150,631
Pennsylvania Economic Development Financing Authority, 5.000%, 3/1/2020	200,000	218,090
Pennsylvania Turnpike Commission:
1.460%, 12/1/2018, Call 6/1/2018 (8)	90,000	90,283
1.660%, 12/1/2020, Call 6/1/2020 (8)	325,000	326,235
1.760%, 12/1/2021, Call 6/1/2021 (8)	80,000	80,329
1.930%, 12/1/2019, Call 6/1/2019 (8)	600,000	605,982
Pittsburgh Public Parking Authority, NATL-RE, 0.000%, 12/1/2017	50,000	49,798
School District of Philadelphia, 5.000%, 9/1/2018	65,000	67,748
Scranton School District, SAW, 1.677%, 4/2/2018, Call 10/2/2017 (8)	1,000,000	1,000,110
State Public School Building Authority, FSA, 5.375%, 10/1/2023, Call 10/1/2018	160,000	169,410
State Public School Building Authority, SAW, 1.467%, 9/1/2018, Call 3/1/2018 (8)	615,000	615,898

		8,070,897
Rhode Island - 0.8%
Rhode Island Health & Educational Building Corp., 5.000%, 5/15/2022	500,000	567,505
Rhode Island Turnpike & Bridge Authority, 3.000%, 10/1/2018	275,000	281,947
Tobacco Settlement Financing Corp., 2.250%, 6/1/2041, Call 6/1/2025	645,000	646,206

		1,495,658
South Carolina - 0.9%
Newberry Investing in Children’s Education, 5.000%, 12/1/2019	1,000,000	1,090,580
South Carolina Educational Facilities Authority, 0.780%, 10/1/2039, Call 6/1/2017 (13)	600,000	600,000
South Carolina Jobs-Economic Development Authority, 4.000%, 7/1/2017	55,000	55,113

		1,745,693
Tennessee - 0.6%
Clarksville Natural Gas Acquisition Corp., 5.000%, 12/15/2019	125,000	135,390
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board, 5.000%, 7/1/2018	220,000	227,322
Public Building Authority of Sevier County, AMBAC, 1.365%, 6/1/2018 (13) (15)	125,000	122,959
Shelby County Health Educational & Housing Facilities Board, AGM, 0.780%, 6/1/2042, Call 6/1/2017 (13)	500,000	500,000
Tennessee Energy Acquisition Corp.:
5.250%, 9/1/2020	10,000	11,174
5.250%, 9/1/2021	55,000	62,927

		1,059,772
Texas - 6.0%
Alamito Public Facility Corp., 1.000%, 10/1/2017, Call 6/21/2017 (13)	650,000	649,883
Cinco Southwest Municipal Utility District No. 1, BAM, 2.000%, 12/1/2017	310,000	311,175

City of Coppell, 5.750%, 2/1/2023, Call 2/1/2018	50,000	51,618
City of The Colony, 6.000%, 2/15/2019	795,000	863,012
Clifton Higher Education Finance Corp., 5.000%, 8/15/2017	225,000	226,679
Clifton Higher Education Finance Corp., PSF, 5.000%, 8/15/2020	160,000	178,195
County of Cameron, BAM, 5.000%, 2/15/2020	240,000	265,454
Crane County Water District, 3.000%, 2/15/2021	605,000	638,608
Harris County Cultural Education Facilities Finance Corp., 1.610%, 6/1/2021 (8)	350,000	353,111
Lower Colorado River Authority, 5.000%, 5/15/2019	1,000,000	1,073,410
Lower Neches Valley Authority Industrial Development Corp., 0.760%, 5/1/2046, Call 6/1/2017 (13)	250,000	250,000
New Hope Cultural Education Facilities Finance Corp.:
3.375%, 8/15/2021 (6)	500,000	499,110
4.000%, 4/1/2018	225,000	229,221
4.000%, 11/15/2021	615,000	641,955
5.000%, 11/1/2022	500,000	560,945
New Hope Cultural Education Facilities Finance Corp., AGM, 4.000%, 4/1/2020	250,000	265,845
North Texas Higher Education Authority, Inc., 2.048%, 7/1/2030 (8)	135,000	135,024
North Texas Tollway Authority:
1.450%, 1/1/2020, Call 7/1/2019 (8)	350,000	349,664
1.580%, 1/1/2019, Call 7/1/2018 (8)	250,000	249,993
5.000%, 1/1/2022	250,000	288,882
Northside Independent School District, PSF, 2.125%, 8/1/2020, Call 8/1/2017 (13)	700,000	701,050
Panhandle-Plains Higher Education Authority, Inc., 2.398%, 4/1/2035, Call 6/1/2017 (8)	250,000	252,708
Tarrant County Cultural Education Facilities Finance Corp.:
2.500%, 12/1/2018, Call 6/21/2017	700,000	700,273
5.000%, 5/15/2021	500,000	540,025
Texas Municipal Gas Acquisition & Supply Corp. I:
1.308%, 12/15/2017, Call 6/1/2017 (8)	10,000	9,984
5.625%, 12/15/2017	255,000	258,545
Texas Municipal Gas Acquisition & Supply Corp. II, 1.458%, 9/15/2017 (8)	220,000	220,112
Texas State University System, 5.000%, 3/15/2022	350,000	407,673

		11,172,154
Utah - 0.3%
Salt Lake City Corp., AMBAC, 0.595%, 5/15/2020, Call 6/1/2017 (13) (15)	500,000	493,004
Vermont - 0.2%
City of Burlington, AGM:
5.000%, 7/1/2018	250,000	259,053
5.000%, 7/1/2019	100,000	107,668

		366,721
Virgin Islands - 0.1%
Virgin Islands Public Finance Authority, 2.250%, 10/1/2017 (6)	100,000	98,904
Virginia - 0.6%
Henrico County Economic Development Authority, AGM, 1.792%, 8/23/2027, Call 6/1/2017 (13) (15)	1,250,000	1,189,974
Washington - 1.2%
City of Tacoma, 5.750%, 12/1/2017	100,000	102,316
FYI Properties, 5.000%, 6/1/2020, Call 6/1/2019	360,000	387,248
Marysville Local Improvement District, 3.350%, 6/1/2036, Call 6/1/2024	155,000	159,159
State of Washington, 5.000%, 2/1/2022	1,000,000	1,170,550
Washington Health Care Facilities Authority, 0.000%, 12/1/2017 (6)	25,000	24,727
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL, 5.000%, 10/1/2020	320,000	350,861

		2,194,861
West Virginia - 0.7%
West Virginia Commissioner, 5.000%, 9/1/2018	1,250,000	1,309,488
Wisconsin - 2.6%
City of Stanley, 2.500%, 3/1/2018, Call 9/1/2017	1,000,000	1,003,030
Hilbert School District, 2.100%, 4/1/2019, Call 4/1/2018	1,000,000	1,006,840
Public Finance Authority, 3.500%, 11/15/2023, Call 5/15/2019 (6)	500,000	504,870
State of Wisconsin:
5.000%, 9/1/2020	175,000	195,409
5.000%, 3/1/2021	300,000	339,552
Town of Somers, 4.125%, 8/1/2019, Call 8/1/2017	375,000	376,414

Wisconsin Health & Educational Facilities Authority:
3.000%, 8/15/2019	105,000	109,499
3.250%, 5/1/2018	200,000	200,582
4.000%, 8/15/2018	300,000	310,002
5.000%, 3/1/2020	200,000	215,630
5.000%, 8/15/2020	260,000	291,564
5.500%, 12/15/2020, Call 12/15/2019	80,000	88,307
Wisconsin Health & Educational Facilities Authority, NATL-RE, 1.645%, 6/1/2019, Call 6/1/2017 (13) (15)	200,000	200,000

		4,841,699

Total Municipals (identified cost $183,411,500)		184,571,534

Mutual Funds - 0.4%
BMO Ultra Short Tax-Free Fund - Institutional Class (4)	85,707	863,068

Total Mutual Funds (identified cost $864,750)		863,068

Short-Term Investments - 0.6%

Mutual Funds - 0.1%
BMO Government Money Market Fund - Premier Class, 0.620% (4)	98,336	98,336

Short-Term Municipals - 0.5%
Ohio - 0.5%
City of Tipp City, 1.750%, 2/14/2018	$1,000,000	1,003,090

Total Short-Term Investments (identified cost $1,101,469)		1,101,426

Total Investments - 99.6% (identified cost $185,377,719)		186,536,028
Other Assets and Liabilities - 0.4%		659,688

Total Net Assets - 100.0%		$187,195,716

Short-Term Income Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2017

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 21.6%

Automobiles - 5.8%
AmeriCredit Auto Receivables Trust, Class B, (Series 2014-4), 1.870%, 12/9/2019	$500,000	$501,139
CarMax Auto Owner Trust:
Class A3, (Series 2015-4), 1.560%, 11/16/2020	650,000	650,048
Class A3, (Series 2016-2), 1.520%, 2/16/2021	420,000	419,662
CPS Auto Receivables Trust, Class A, (Series 2013-A), 1.310%, 6/15/2020 (6)	245,692	245,222
GM Financial Consumer Automobile, Class C, (Series 2017-1A), 2.450%, 7/17/2023 (6)	1,000,000	1,005,572
GM Financial Leasing Trust:
Class A3, (Series 2015-2), 1.680%, 12/20/2018	2,419,002	2,422,606
Class A3, (Series 2017-1), 2.060%, 5/20/2020	1,000,000	1,005,921
Mercedes-Benz Auto Lease Trust, Class A3, (Series 2017-A), 1.790%, 4/15/2020	2,400,000	2,405,856
Prestige Auto Receivables Trust, Class C, (Series 2013-1A), 2.050%, 5/15/2019 (6)	1,886,190	1,886,846
Santander Drive Auto Receivables Trust:
Class B, (Series 2015-5), 1.960%, 5/15/2020	1,000,000	999,425
Class C, (Series 2013-A), 3.120%, 10/15/2019 (6)	461,629	463,312
Class D, (Series 2014-1), 2.910%, 4/15/2020	1,001,000	1,011,844
Class D, (Series 2015-2), 3.020%, 4/15/2021	760,000	770,695
Volkswagen Auto Lease Trust, Class A3, (Series 2015-A), 1.250%, 12/20/2017	127,451	127,444

		13,915,592
Credit Cards - 5.7%
Cabela’s Credit Card Master Trust:
Class A, (Series 2014-2), 1.439%, 7/15/2022 (8)	2,000,000	2,008,152
Class A1, (Series 2015-2), 2.250%, 7/17/2023	1,208,000	1,219,616
Chase Issuance Trust:
Class A4, (Series 2016-A4), 1.490%, 7/15/2022	2,500,000	2,479,068
Class A5, (Series 2016-A5), 1.270%, 7/15/2021	2,000,000	1,986,238
Discover Card Execution Note Trust, Class A1, (Series 2016-A1), 1.640%, 7/15/2021	3,385,000	3,390,568
World Financial Network Credit Card Master Trust:
Class A, (Series 2015-B), 2.550%, 6/17/2024	365,000	370,787
Class A, (Series 2016-A), 2.030%, 4/15/2025	2,000,000	1,988,510

		13,442,939
Other Financial - 10.1%
Ally Master Owner Trust, Class A, (Series 2012-5), 1.540%, 9/15/2019	1,000,000	1,000,548
Colony American Homes, Class A, (Series 2014-2A), 1.951%, 7/17/2031 (6) (8)	1,917,855	1,916,376
Consumers Securitization Funding LLC, Class A1, (Series 2014-A), 1.334%, 11/1/2020	1,564,218	1,552,984
Dell Equipment Finance Trust, Class A3, (Series 2017-1), 2.140%, 4/22/2022 (6)	1,300,000	1,304,993
Ford Credit Floorplan Master Owner Trust:
Class A1, (Series 2016-3), 1.550%, 7/15/2021	2,000,000	1,992,778
Class A1, (Series 2016-5), 1.950%, 11/15/2021	1,000,000	1,004,223
Class C, (Series 2012-5), 2.140%, 9/15/2019	1,565,000	1,567,723
GMF Floorplan Owner Revolving Trust:
Class A1, (Series 2015-1), 1.650%, 5/15/2020 (6)	1,000,000	1,000,881
Class C, (Series 2015-1), 2.220%, 5/15/2020 (6)	1,170,000	1,171,459
Hilton Grand Vacations Trust, Class A, (Series 2014-AA), 1.770%, 11/25/2026 (6)	795,197	784,091
John Deere Owner Trust, Class A3, (Series 2015-B), 1.440%, 10/15/2019	1,000,000	1,000,438
Nissan Master Owner Trust, Class A2, (Series 2015-A), 1.440%, 1/15/2020	2,500,000	2,500,140
Sierra Receivables Funding Co. LLC, Class B, (Series 2017-1A), 3.200%, 3/20/2034 (6)	2,390,114	2,418,105
SLM Student Loan Trust, Class A5, (Series 2004-5A), 1.756%, 10/25/2023 (6) (8)	524,777	525,354
Verizon Owner Trust, Class A, (Series 2016-1A), 1.420%, 1/20/2021 (6)	1,250,000	1,247,048
Westgate Resorts LLC:
Class A, (Series 2015-2A), 3.200%, 7/20/2028 (6)	1,722,187	1,729,448
Class B, (Series 2014-1A), 3.250%, 12/20/2026 (6)	1,379,330	1,379,744

		24,096,333

Total Asset-Backed Securities (identified cost $51,366,823)		51,454,864

Collateralized Mortgage Obligations - 2.5%

Federal National Mortgage Association - 0.9%
3.000%, 6/25/2033, (Series 2014-20)	2,220,086	2,292,389

Federal Home Loan Mortgage Corporation - 0.7%
3.000%, 2/15/2031, (Series 4013)	1,531,371	1,595,272

Private Sponsor - 0.9%
Banc of America Funding Trust:
Class 1A3, (Series 2007-C), 3.187%, 5/20/2036 (13)	230,629	210,885
Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	346,609	367,796
Chase Mortgage Finance Trust:
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	215,419	222,710
Class A3, (Series 2006-S4), 6.000%, 12/25/2036	234,537	196,897
JP Morgan Mortgage Trust:
Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	155,530	152,652
Class 3A1, (Series 2007-A2), 3.100%, 4/25/2037 (13)	19,997	17,528
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 3.351%, 11/25/2034 (13)	422,470	429,756
Wells Fargo Mortgage Backed Securities Trust:
Class 2A4, (Series 2006-AR7), 3.330%, 5/25/2036 (13)	175,572	168,746
Class 2A4, (Series 2006-AR8), 3.134%, 4/25/2036 (13)	59,751	60,108
Class A1, (Series 2006-AR19), 3.030%, 12/25/2036 (13)	334,607	311,066

		2,138,144

Total Collateralized Mortgage Obligations (identified cost $6,035,162)		6,025,805

Commercial Mortgage Securities - 5.9%

Federal Home Loan Mortgage Corporation - 1.1%
3.165%, 4/25/2046, (Series 2013-K713) (6) (13)	1,010,000	1,030,529
3.822%, 6/25/2047, (Series 2012-K710) (6) (13)	475,000	487,953
4.160%, 9/25/2044, (Series 2012-K705) (6) (13)	217,211	222,777
4.881%, 7/25/2044, (Series 2011-K703) (6) (13)	900,000	923,484

		2,664,743
Government National Mortgage Association - 1.9%
1.600%, 12/16/2042, (Series 2013-2)	750,902	745,728
1.800%, 7/16/2037, (Series 2013-179)	1,130,328	1,113,892
2.205%, 1/16/2044, (Series 2014-61)	959,274	959,070
2.650%, 2/16/2045, (Series 2015-33)	1,709,434	1,720,156

		4,538,846
Private Sponsor - 2.9%
Assurant Commercial Mortgage Trust, Class A1, (Series 2016-1A), 1.362%, 5/15/2049 (6)	2,405,446	2,384,098
Citigroup Commercial Mortgage Trust, Class A1, (Series 2017-P7), 2.008%, 4/14/2050	988,699	993,237
GS Mortgage Securities Trust, Class A1, (Series 2014-GC22), 1.290%, 6/10/2047	567,893	566,343
JPMBB Commercial Mortgage Securities Trust, Class A2, (Series 2013-C14), 3.019%, 8/15/2046	1,162,277	1,183,511
Morgan Stanley BAML Trust, Class A1, (Series 2016-C30), 1.389%, 9/15/2049	1,832,880	1,813,461

		6,940,650

Total Commercial Mortgage Securities (identified cost $14,212,763)		14,144,239

Corporate Bonds & Notes - 49.5%

Auto Manufacturers - 4.0%
Ford Motor Credit Co. LLC:
2.021%, 5/3/2019 (1)	500,000	498,160
2.417%, 3/28/2022 (8)	1,000,000	1,006,838
2.551%, 10/5/2018	500,000	503,476
2.943%, 1/8/2019	1,500,000	1,520,484
General Motors Financial Co., Inc.:
2.400%, 5/9/2019 (1)	1,000,000	1,003,618

3.000%, 9/25/2017 (1)	500,000	502,043
3.100%, 1/15/2019 (1)	3,000,000	3,045,435
4.750%, 8/15/2017	500,000	503,155
Toyota Motor Credit Corp., 1.200%, 4/6/2018	1,000,000	999,499

		9,582,708
Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc., 1.900%, 2/1/2019 (1)	1,405,000	1,409,426
Biotechnology - 0.6%
Amgen, Inc., 2.200%, 5/22/2019 (1)	1,450,000	1,460,821
Chemicals - 0.3%
Rohm & Haas Co., 6.000%, 9/15/2017	588,000	595,329
Commercial Banks — 16.5%
Bank of Nova Scotia:
1.650%, 6/14/2019 (1)	1,000,000	995,194
1.950%, 1/15/2019	2,000,000	2,007,358
Bank of the Ozarks, Inc., 5.500%, 7/1/2026 (13)	1,225,000	1,289,312
Branch Banking & Trust Co., 2.100%, 1/15/2020	1,200,000	1,206,358
Canadian Imperial Bank of Commerce:
1.351%, 11/5/2018 (8)	1,250,000	1,249,910
1.539%, 8/8/2018 (8)	1,350,000	1,349,919
1.545%, 7/13/2018 (8)	1,250,000	1,249,929
Capital One NA, 2.350%, 1/31/2020	1,300,000	1,303,314
Discover Bank, 2.600%, 11/13/2018	1,000,000	1,008,894
Eagle Bancorp, Inc., 5.000%, 8/1/2026 (13)	1,900,000	1,952,765
Hanmi Financial Corp., 5.450%, 3/30/2027 (13)	2,000,000	2,022,122
Home BancShares, Inc., 5.625%, 4/15/2027 (13)	2,000,000	2,060,000
HSBC USA, Inc., 2.000%, 8/7/2018 (1)	1,000,000	1,002,951
KeyBank NA, 2.350%, 3/8/2019	1,000,000	1,007,952
Macquarie Bank, Ltd., 1.600%, 10/27/2017 (6)	1,000,000	998,566
Mizuho Bank, Ltd., 1.656%, 9/24/2018 (8)	875,000	874,942
National Australia Bank, Ltd., 1.875%, 7/23/2018	1,500,000	1,504,096
Peapack Gladstone Financial Corp., 6.000%, 6/30/2026 (13)	1,525,000	1,577,994
PNC Bank NA, 1.950%, 3/4/2019	1,000,000	1,002,992
Regions Bank, 2.250%, 9/14/2018 (1)	1,500,000	1,505,622
Renasant Corp., 5.000%, 9/1/2026 (13)	1,125,000	1,151,020
Royal Bank of Canada:
2.000%, 12/10/2018 (1)	1,500,000	1,506,411
2.125%, 3/2/2020	1,400,000	1,405,307
Sumitomo Mitsui Banking Corp.:
1.638%, 5/15/2019 (8)	1,300,000	1,299,874
1.893%, 7/23/2018 (8)	1,000,000	1,005,585
SunTrust Bank, 2.250%, 1/31/2020 (1)	1,000,000	1,007,463
Toronto-Dominion Bank, 1.750%, 7/23/2018 (1)	500,000	501,063
U.S. Bank NA, 1.352%, 5/24/2019 (8)	1,500,000	1,500,000
Union Bankshares Corp., 5.000%, 12/15/2026 (13)	885,000	920,400
Westpac Banking Corp.:
1.650%, 5/13/2019	500,000	497,386
2.250%, 1/17/2019 (1)	1,500,000	1,508,853

		39,473,552

Computers - 0.4%
Dell International LLC, 3.480%, 6/1/2019 (1) (6)	1,000,000	1,024,320
Diversified Banking Institutions – 5.9%
Bank of America Corp.:
2.153%, 4/24/2023 (1) (8)	2,000,000	2,004,890
2.250%, 4/21/2020 (1)	1,000,000	1,000,991
2.625%, 10/19/2020 (1)	1,000,000	1,010,414
Citigroup, Inc.:
1.700%, 4/27/2018	1,300,000	1,299,778
2.050%, 12/7/2018 (1)	500,000	501,590
2.116%, 4/25/2022 (1) (8)	1,500,000	1,505,244
2.350%, 8/2/2021	520,000	517,406
Goldman Sachs Group, Inc.:
2.000%, 4/25/2019 (1)	1,000,000	1,001,377
2.372%, 4/30/2018 (8)	1,650,000	1,664,000
2.550%, 10/23/2019 (1)	1,500,000	1,516,261
Morgan Stanley:
2.003%, 1/24/2019(8)	500,000	504,019
2.336%, 1/20/2022 (1) (8)	645,000	651,537
2.500%, 1/24/2019 (1)	900,000	908,329

		14,085,836
Diversified Financial Services - 2.6%
Ally Financial, Inc.:
3.250%, 9/29/2017 (1)	500,000	502,687
3.250%, 2/13/2018 (1)	1,000,000	1,011,100
American Express Credit Corp.:
1.800%, 7/31/2018	1,425,000	1,427,008
2.375%, 5/26/2020 (1)	1,000,000	1,011,510
National Rural Utilities Cooperative Finance Corp., 1.500%, 11/1/2019	1,285,000	1,280,018
Synchrony Financial, 1.875%, 8/15/2017	1,000,000	1,000,307

		6,232,630
Electric - 0.9%
Duke Energy Corp., 2.100%, 6/15/2018 (1)	1,500,000	1,506,350
NextEra Energy Capital Holdings, Inc., 2.300%, 4/1/2019	500,000	502,977

		2,009,327
Insurance - 0.4%
QBE Insurance Group, Ltd., 2.400%, 5/1/2018 (6)	1,000,000	1,003,101
Machinery-Construction & Mining - 0.7%
Caterpillar Financial Services Corp., 1.700%, 6/16/2018 (1)	1,685,000	1,687,955
Machinery-Diversified - 1.2%
John Deere Capital Corp., 1.250%, 10/9/2019 (1)	775,000	766,171
Roper Technologies, Inc., 2.050%, 10/1/2018 (1)	2,000,000	2,006,114

		2,772,285
Media - 0.2%
Walt Disney Co., 1.950%, 3/4/2020	500,000	502,979
Miscellaneous Manufacturing - 0.4%
Ingersoll-Rand Global Holding Co., Ltd., 2.875%, 1/15/2019	1,000,000	1,017,506
Oil & Gas - 4.4%
BP Capital Markets PLC:
2.237%, 5/10/2019 (1)	2,000,000	2,018,648
2.315%, 2/13/2020 (1)	610,000	617,146
Chevron Corp., 1.961%, 3/3/2020 (1)	1,000,000	1,004,269
ConocoPhillips Co., 1.050%, 12/15/2017	2,000,000	1,996,610
Exxon Mobil Corp.:
1.708%, 3/1/2019 (1)	1,000,000	1,003,604
1.912%, 3/6/2020 (1)	1,200,000	1,207,363
Marathon Oil Corp., 6.000%, 10/1/2017	1,500,000	1,523,309
Shell International Finance BV, 1.625%, 11/10/2018	1,039,000	1,039,010

		10,409,959
Pharmaceuticals - 1.9%
Cardinal Health, Inc.:
1.700%, 3/15/2018	2,000,000	2,001,868
1.950%, 6/15/2018 (1)	400,000	401,118
Express Scripts Holding Co., 2.250%, 6/15/2019	1,000,000	1,004,799
Novartis Capital Corp., 1.800%, 2/14/2020	1,000,000	1,003,131

		4,410,916
Real Estate Investment Trusts - 0.4%
Welltower, Inc., 2.250%, 3/15/2018 (1)	1,000,000	1,004,215

Savings & Loans - 1.8%
Flagstar Bancorp, Inc., 6.125%, 7/15/2021	2,000,000	2,165,162
Meta Financial Group, Inc., 5.750%, 8/15/2026 (13)	2,050,000	2,132,133

		4,297,295
Semiconductors - 0.7%
Intel Corp., 2.450%, 7/29/2020 (1)	1,000,000	1,019,063
QUALCOMM, Inc., 2.100%, 5/20/2020	600,000	602,552

		1,621,615
Software - 0.4%
Microsoft Corp., 1.850%, 2/6/2020	1,000,000	1,005,303
Super Regional Banks – 3.4%
Bank of America NA, 1.650%, 3/26/2018	1,000,000	1,001,234
Capital One Financial Corp.:
2.450%, 4/24/2019 (1)	300,000	301,954
2.500%, 5/12/2020 (1)	900,000	905,954
Huntington Bancshares, Inc., 3.150%, 3/14/2021	1,000,000	1,026,196
Independent Bank Group, Inc., 5.875%, 8/1/2024	1,745,000	1,773,190
KeyCorp, 2.900%, 9/15/2020 (1)	1,000,000	1,021,829
PNC Financial Services Group, Inc., 1.429%, 8/7/2018 (8)	1,350,000	1,350,035
Wells Fargo Bank NA, 1.750%, 5/24/2019 (1)	700,000	699,389

		8,079,781
Telecommunications - 1.8%
AT&T, Inc., 2.450%, 6/30/2020 (1)	500,000	502,540
Cisco Systems, Inc.:
1.400%, 9/20/2019 (1)	500,000	497,489
2.125%, 3/1/2019 (1)	1,500,000	1,514,981
Verizon Communications, Inc.:
2.137%, 3/16/2022 (1) (8)	750,000	759,633
2.625%, 2/21/2020	500,000	509,076
3.450%, 3/15/2021	500,000	521,214

		4,304,933

Total Corporate Bonds & Notes (identified cost $116,991,841)		117,991,792

Mutual Funds - 2.0%
Eaton Vance Institutional Senior Loan Fund, Open-end Cayman Islands Exempted Co. (17)	110,732	1,004,343
Fidelity Floating Rate High Income Fund	378,121	3,656,425

Total Mutual Funds (identified cost $4,472,282)		4,660,768

U.S. Government & U.S. Government Agency Obligations - 15.5%

Federal Home Loan Mortgage Corporation - 0.9%
1.750%, 5/30/2019 (1)	$2,000,000	2,017,610
Federal National Mortgage Association - 2.8%
1.000%, 2/26/2019	2,000,000	1,989,406
1.125%, 7/20/2018 (1)	2,000,000	1,997,766
1.500%, 6/22/2020 (1)	1,000,000	1,000,988
1.750%, 11/26/2019	1,750,000	1,764,401

		6,752,561
U.S. Treasury Bonds & Notes - 11.8%
0.750%, 3/31/2018 (1)	1,500,000	1,494,668
0.750%, 4/15/2018 (1)	2,000,000	1,992,344
0.875%, 6/15/2019 (1)	2,000,000	1,983,632
0.875%, 7/31/2019 (1)	1,000,000	991,113
1.000%, 5/15/2018 (1)	1,500,000	1,497,158
1.000%, 5/31/2018	1,000,000	998,027
1.000%, 8/31/2019 (1)	1,500,000	1,489,893
1.000%, 9/30/2019 (1)	1,500,000	1,489,190
1.250%, 10/31/2018 (1)	2,000,000	2,001,016
1.250%, 11/15/2018 (1)	1,500,000	1,500,586
1.250%, 11/30/2018 (1)	1,500,000	1,500,409
1.250%, 1/31/2019 (1)	1,000,000	999,980
1.250%, 1/31/2020 (1)	1,000,000	996,641
1.375%, 9/30/2018 (1)	1,500,000	1,503,222
1.375%, 1/31/2020 (1)	1,000,000	999,941
1.500%, 2/28/2019	1,500,000	1,506,211
1.500%, 10/31/2019 (1)	2,000,000	2,008,282
1.625%, 8/31/2019 (1)	1,750,000	1,762,407
1.750%, 9/30/2019	1,500,000	1,514,766

		28,229,486

Total U.S. Government & U.S. Government Agency Obligations (identified cost $37,061,625)		36,999,657

U.S. Government Agency-Mortgage Securities - 0.5%

Federal National Mortgage Association - 0.5%
3.500%, 4/1/2026	131,856	138,185
4.000%, 11/1/2031	512,523	546,475
5.500%, 11/1/2033	146,899	165,109
5.500%, 2/1/2034	110,248	123,901
5.500%, 8/1/2037	254,844	285,809
9.500%, 12/1/2024	3,055	3,077
9.500%, 1/1/2025	5,547	5,593
9.500%, 1/1/2025	3,850	3,875
10.000%, 7/1/2020	11,660	11,879

		1,283,903
Government National Mortgage Association - 0.0%
7.500%, 8/15/2037	13,310	13,616
9.000%, 12/15/2019	4,773	5,021

		18,637

Total U.S. Government Agency-Mortgage Securities (identified cost $1,267,767)		1,302,540

Short-Term Investments - 20.0%

Collateral Pool Investments for Securities on Loan - 17.3%
Collateral pool allocation (3)		41,206,402
Commercial Paper - 0.6%
Atlantic Asset Securitization LLC, 1.315%, 1/2/2018 (6) (8)	1,400,000	1,400,041
Mutual Funds - 2.1%
BMO Institutional Prime Money Market Fund - Premier Class, 0.860% (4)	5,108,368	5,109,390

Total Short-Term Investments (identified cost $47,715,520)		47,715,833

Total Investments - 117.5% (identified cost $279,123,783)		280,295,498
Other Assets and Liabilities - (17.5)%		(41,711,978)

Total Net Assets - 100.0%		$238,583,520

Intermediate Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2017

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 97.9%

Alabama - 1.7%
Alabama Board of Education:
3.000%, 6/1/2021	$305,000	$320,833
4.000%, 7/1/2021	1,895,000	2,068,885
4.375%, 10/1/2017	200,000	202,216
5.000%, 10/1/2020, Call 10/1/2018	230,000	241,240
Alabama Housing Finance Authority, GNMA, 4.800%, 6/20/2032, Call 6/16/2017 (14)	195,000	199,146
Butler County Board of Education, AGM, 4.000%, 7/1/2020	585,000	628,746
City of Birmingham, 4.000%, 3/1/2022 (16)	1,945,000	2,117,424
County of Jefferson, AGM, 2.020%, 2/1/2042, Call 6/22/2017 (8)	454,517	394,466
Health Care Authority for Baptist Health, 1.350%, 11/1/2042 (13)	3,485,000	3,485,000
Mobile County Board of School Commissioners, 5.000%, 3/1/2027, Call 3/1/2026	4,015,000	4,840,404
Mobile Industrial Development Board:
0.860%, 6/1/2034, Call 6/1/2017 (13)	750,000	750,000
0.880%, 6/1/2034, Call 6/1/2017 (13)	750,000	750,000
Pell City Special Care Facilities, 5.000%, 12/1/2025, Call 12/1/2021	4,000,000	4,523,760
UAB Medicine Finance Authority:
5.000%, 9/1/2036, Call 3/1/2027	2,340,000	2,698,418
5.000%, 9/1/2037, Call 3/1/2027	2,030,000	2,333,586
5.000%, 9/1/2041, Call 3/1/2027	2,020,000	2,307,547

		27,861,671
Alaska - 0.6%
Alaska Housing Finance Corp.:
5.000%, 12/1/2027, Call 6/1/2022	1,375,000	1,571,336
5.000%, 12/1/2028, Call 12/1/2024	2,500,000	2,928,150
5.000%, 6/1/2029, Call 12/1/2024	1,000,000	1,157,940
Alaska Municipal Bond Bank Authority, AMBAC:
5.100%, 4/1/2033, Call 4/1/2018	165,000	170,732
5.100%, 4/1/2033, Call 4/1/2018	35,000	36,216
Borough of Matanuska-Susitna:
5.000%, 11/1/2022	500,000	592,245
5.000%, 4/1/2031, Call 4/1/2021	150,000	171,533
Borough of North Slope, 5.000%, 6/30/2024, Call 6/1/2021	1,020,000	1,171,817
City of Anchorage, NATL-RE, 5.000%, 12/1/2024, Call 7/3/2017	305,000	305,933
City of Valdez, 5.000%, 1/1/2021	1,190,000	1,322,911

		9,428,813
Arizona - 3.2%
Arizona Department of Transportation State Highway, 5.250%, 7/1/2029, Call 7/1/2021	3,000,000	3,484,050
Arizona Health Facilities Authority:
2.630%, 2/5/2020, Call 8/9/2019 (8)	4,500,000	4,576,230
5.000%, 2/1/2022	1,000,000	1,141,790
Arizona Sports & Tourism Authority, 4.000%, 7/1/2018	765,000	789,495
Arizona State University, 6.250%, 7/1/2028, Call 7/1/2018	1,050,000	1,106,889
Arizona Transportation Board:
5.000%, 7/1/2022, Call 7/1/2020	1,260,000	1,409,663
5.000%, 7/1/2023, Call 7/1/2020	1,405,000	1,571,886
City of Glendale, 5.000%, 7/1/2021, Call 7/1/2017	400,000	401,212
City of Goodyear, 5.125%, 7/1/2025, Call 7/1/2020	345,000	381,970
City of Peoria, 4.000%, 7/1/2019	515,000	545,184
City of Tucson, AGM, 5.000%, 7/1/2020	500,000	556,335
County of Pima, 5.000%, 7/1/2027, Call 7/1/2022	1,450,000	1,699,284
Gilbert Public Facilities Municipal Property Corp., 5.500%, 7/1/2026, Call 7/1/2019	825,000	900,941
Glendale Industrial Development Authority, 5.000%, 5/15/2023, Call 5/15/2020	500,000	549,915
Greater Arizona Development Authority, NATL-RE:
5.000%, 8/1/2019, Call 8/1/2017	250,000	251,488
5.000%, 8/1/2027, Call 8/1/2017	975,000	980,909

Industrial Development Authority of the City of Phoenix:
3.000%, 7/1/2020 (6)	475,000	473,062
5.000%, 7/1/2031, Call 7/1/2026 (6)	3,000,000	3,137,910
Industrial Development Authority of the County of Pima, 4.950%, 10/1/2020	2,000,000	2,188,000
La Paz County Industrial Development Authority, 5.000%, 2/15/2046, Call 2/15/2026 (6)	1,000,000	1,039,230
Maricopa County Elementary School District No. 33 Buckeye, 5.250%, 7/1/2018	365,000	381,462
Maricopa County Industrial Development Authority:
4.000%, 1/1/2019	200,000	208,376
5.000%, 7/1/2036, Call 7/1/2026	750,000	812,505
5.000%, 7/1/2036, Call 7/1/2026 (6)	1,225,000	1,280,382
Maricopa County Unified School District No. 60 Higley, AGM:
4.000%, 7/1/2022	500,000	561,085
5.000%, 7/1/2023	1,000,000	1,192,160
5.000%, 7/1/2024	575,000	697,090
Phoenix Civic Improvement Corp.:
5.000%, 7/1/2019	615,000	663,603
5.000%, 7/1/2020, Call 7/1/2018	600,000	625,860
5.000%, 7/1/2026, Call 7/1/2020	1,050,000	1,171,674
Phoenix Civic Improvement Corp., BHAC, 5.500%, 7/1/2027 (16)	500,000	633,335
Phoenix Civic Improvement Corp., NATL-RE FGIC:
5.500%, 7/1/2021 (16)	555,000	636,452
5.500%, 7/1/2036 (16)	530,000	694,941
Pima County Industrial Development Authority, 6.375%, 7/1/2028, Call 7/1/2018	255,000	267,309
Rio Nuevo Multipurpose Facilities District, AGC, 6.000%, 7/15/2020, Call 7/15/2018	240,000	253,555
Salt Verde Financial Corp., 5.250%, 12/1/2022	110,000	128,372
Scottsdale Industrial Development Authority, 5.000%, 9/1/2018	250,000	262,088
State of Arizona, AGM:
5.000%, 10/1/2023, Call 4/1/2020	1,000,000	1,105,120
5.250%, 10/1/2024, Call 10/1/2019	5,000,000	5,462,300
Town of Marana, 5.000%, 7/1/2023	450,000	534,753
Tucson & Pima Counties Industrial Development Authorities, GNMA/FNMA/FHLMC, 5.400%, 6/1/2040, Call 12/1/2017 (14)	170,000	172,907
University Medical Center Corp., 5.000%, 7/1/2021	425,000	485,716
University of Arizona, 5.000%, 8/1/2026, Call 8/1/2021	455,000	515,965
Yuma Municipal Property Corp., XLCA:
5.000%, 7/1/2021, Call 7/1/2017	1,900,000	1,905,757
5.000%, 7/1/2023, Call 7/1/2017	1,950,000	1,955,908
5.000%, 7/1/2025, Call 7/1/2017	1,000,000	1,003,030

		50,797,148
Arkansas - 1.5%
Arkansas Development Finance Authority:
1.350%, 9/1/2044, Call 6/1/2017 (13)	3,650,000	3,650,000
5.000%, 2/1/2020	255,000	277,379
5.000%, 2/1/2021	315,000	351,685
5.000%, 2/1/2022	150,000	171,557
Arkansas Development Finance Authority, GNMA/FNMA:
4.000%, 1/1/2025, Call 7/1/2021	225,000	237,004
4.000%, 7/1/2025, Call 7/1/2021	475,000	499,405
Arkansas State University:
4.000%, 3/1/2021	390,000	426,356
4.000%, 3/1/2022	1,140,000	1,266,016
4.000%, 3/1/2023	985,000	1,095,241
City of Fayetteville, 3.300%, 11/1/2023	2,985,000	3,202,308
City of Maumelle, 2.600%, 3/1/2030, Call 3/1/2022	910,000	931,230
City of Springdale:
3.000%, 11/1/2021	1,000,000	1,063,270
5.000%, 11/1/2028, Call 11/1/2022	1,000,000	1,165,790
City of Stuttgart, AGM, 3.800%, 6/1/2042, Call 6/1/2020	1,540,000	1,540,015
Conway Health Facilities Board, 4.250%, 8/1/2021	605,000	633,423
County of Greene, AGM:
4.000%, 3/1/2019, Call 7/3/2017	840,000	841,714
4.000%, 3/1/2020, Call 7/3/2017	1,430,000	1,432,560
Henderson State University, BAM:
5.000%, 11/1/2022	905,000	1,057,076
5.000%, 11/1/2023, Call 11/1/2022	860,000	995,854

University of Arkansas:
5.000%, 12/1/2021	300,000	348,534
5.000%, 12/1/2022	520,000	618,571
5.000%, 12/1/2023, Call 12/1/2022	500,000	592,745
5.000%, 11/1/2030, Call 11/1/2024	1,000,000	1,204,000

		23,601,733
California - 7.3%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	515,000	571,871
Abag Finance Authority for Nonprofit Corps., CMI, 5.000%, 4/1/2020	1,000,000	1,104,830
ABC Unified School District, MBIA, 5.000%, 2/1/2021	1,250,000	1,410,275
Alvord Unified School District, AGM, 0.000%, 8/1/2046, Call 8/1/2036 (16)	1,150,000	1,074,548
Anaheim Public Financing Authority, 5.000%, 10/1/2030, Call 4/1/2019	225,000	241,675
Bay Area Toll Authority, 2.030%, 4/1/2027, Call 10/1/2026 (8)	5,000,000	5,158,050
BB&T Municipal Trust, 1.580%, 11/15/2019 (6) (8)	1,500,000	1,504,020
Bellevue Union School District, AGM:
0.000%, 8/1/2030	585,000	373,979
0.000%, 8/1/2031	615,000	376,331
Bonita Unified School District, 5.500%, 8/1/2035, Call 8/1/2021	940,000	1,105,863
Burbank Unified School District, 0.000%, 8/1/2031, Call 2/1/2025 (16)	1,325,000	1,134,359
California County Tobacco Securitization Agency, 4.000%, 6/1/2029, Call 7/3/2017	4,555,000	4,560,603
California Health Facilities Financing Authority:
5.000%, 7/1/2037, Call 7/1/2023	2,000,000	2,254,800
5.000%, 8/15/2042, Call 8/15/2027 (9)	1,000,000	1,134,030
California Health Facilities Financing Authority, NATL-RE, 1.523%, 7/1/2022, Call 6/1/2017 (13) (15)	1,900,000	1,808,059
California Municipal Finance Authority, 5.000%, 2/1/2042, Call 2/1/2027	1,500,000	1,676,415
California State Public Works Board, 5.000%, 4/1/2037, Call 4/1/2022	1,000,000	1,120,600
California Statewide Communities Development Authority:
5.000%, 12/1/2031, Call 6/1/2026 (6)	1,000,000	1,122,200
5.000%, 12/1/2046, Call 6/1/2026 (6)	1,000,000	1,082,730
California Statewide Communities Development Authority, AGM, 0.830%, 7/1/2040, Call 6/2/2017 (13) (15)	475,000	475,000
California Statewide Communities Development Authority, NATL-RE, 5.125%, 7/1/2024, Call 7/1/2018	1,500,000	1,568,625
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2021	850,000	971,737
City of Fairfield, XLCA, 0.000%, 4/1/2022	1,205,000	1,085,368
City of Madera:
5.750%, 1/1/2026, Call 1/1/2020	1,550,000	1,738,604
6.500%, 1/1/2040, Call 1/1/2020	1,280,000	1,460,083
Corcoran Joint Unified School District, AGM, 2.700%, 12/1/2039, Call 6/1/2017 (13)	2,000,000	2,000,000
County of Los Angeles, 0.000%, 9/1/2018	750,000	737,783
County of Los Angeles, AMBAC, 0.000%, 9/1/2020	600,000	568,902
County of San Joaquin, 5.000%, 4/1/2022	350,000	405,535
Delhi Unified School District, AMBAC, 0.000%, 8/1/2019	380,000	348,437
Desert Community College District, AGM, 0.000%, 8/1/2026, Call 8/1/2017	400,000	249,872
Duarte Unified School District, 5.125%, 8/1/2026 (16)	585,000	733,344
El Centro Financing Authority, AGM:
4.000%, 10/1/2021	460,000	509,574
5.000%, 10/1/2022	515,000	605,130
5.000%, 10/1/2022	580,000	684,110
5.000%, 10/1/2023	800,000	957,064
Encinitas Union School District, 0.000%, 8/1/2035, Call 8/1/2032 (16)	500,000	538,040
Escondido Union High School District, 0.000%, 8/1/2032, Call 8/1/2025 (16)	1,250,000	1,254,125
Escondido Union High School District, AGC, 0.000%, 8/1/2031	480,000	307,531
Fresno Joint Powers Financing Authority, AGM, 5.000%, 4/1/2033, Call 4/1/2027	1,000,000	1,170,870
Fresno Unified School District, 0.000%, 8/1/2034, Call 8/1/2021	1,045,000	380,181
Fresno Unified School District, MBIA, 6.000%, 8/1/2026	2,890,000	3,528,690
Golden State Tobacco Securitization Corp.:
5.000%, 6/1/2028, Call 6/1/2027	1,000,000	1,193,430
5.000%, 6/1/2029, Call 6/1/2027	1,000,000	1,180,030
Hacienda La Puente Unified School District, AGM:
5.000%, 6/1/2022	400,000	468,524
5.000%, 6/1/2023	400,000	478,128
5.000%, 6/1/2024	775,000	941,718
5.000%, 6/1/2025	425,000	522,580
Imperial Community College District, AGC, 0.000%, 8/1/2028	330,000	231,584
Imperial County Local Transportation Authority, 5.000%, 6/1/2032, Call 6/1/2022	2,000,000	2,278,440

Jefferson School District/San Joaquin County, 0.000%, 8/1/2029, Call 8/1/2024	170,000	107,525
Jurupa Community Services District, 5.000%, 9/1/2029, Call 9/1/2020	375,000	418,354
Lakeside Union School District/San Diego County, AGC, 0.000%, 9/1/2027	295,000	218,356
Long Beach Bond Finance Authority:
5.000%, 11/1/2025, Call 11/1/2021	1,000,000	1,145,900
5.000%, 11/1/2030, Call 11/1/2021	1,750,000	1,990,905
Lynwood Unified School District, AGM:
5.000%, 8/1/2024, Call 8/1/2023	620,000	739,486
5.000%, 8/1/2025, Call 8/1/2023	760,000	902,553
McKinleyville Union School District, AGM, 0.000%, 8/1/2041, Call 8/1/2026 (16)	165,000	166,059
McKinleyville Union School District, BAM:
0.000%, 8/1/2036, Call 8/1/2021	1,200,000	513,444
0.000%, 8/1/2037, Call 8/1/2021	1,980,000	795,960
Mendocino-Lake Community College District, AGM, 5.600%, 8/1/2031, Call 8/1/2026 (16)	300,000	374,004
Midpeninsula Regional Open Space District, 5.000%, 9/1/2029, Call 9/1/2022	2,000,000	2,337,080
Modesto Irrigation District, 5.000%, 7/1/2021	500,000	575,720
Mount Diablo Unified School District, AGM, 0.000%, 8/1/2035, Call 8/1/2025 (16)	2,125,000	1,953,066
Murrieta Valley Unified School District Public Financing Authority, NATL-RE FGIC, 0.000%, 9/1/2020	500,000	473,780
Northern California Gas Authority No. 1:
1.399%, 7/1/2019 (8)	3,000,000	2,992,920
1.489%, 7/1/2027 (8)	1,915,000	1,807,511
Northern California Power Agency:
5.000%, 7/1/2031, Call 7/1/2022	500,000	572,780
5.000%, 7/1/2032, Call 7/1/2022	700,000	800,800
Orchard School District, NATL-RE FGIC, 0.000%, 8/1/2023	590,000	524,209
Pasadena Public Financing Authority, 0.000%, 3/1/2029	2,000,000	1,414,900
Porterville Unified School District Facilities Improvement District, AGM, 0.000%, 8/1/2034, Call 8/1/2017	1,500,000	656,205
Roseville Joint Union High School District, 0.000%, 8/1/2022	305,000	276,528
Sacramento Redevelopment Agency Successor Agency, BAM:
5.000%, 12/1/2027, Call 12/1/2025	235,000	283,476
5.000%, 12/1/2028, Call 12/1/2025	425,000	508,687
5.000%, 12/1/2030, Call 12/1/2025	1,000,000	1,179,260
5.000%, 12/1/2031, Call 12/1/2025	2,000,000	2,345,220
San Francisco City & County Airport Commission:
5.000%, 5/1/2024, Call 5/1/2021	745,000	857,160
5.000%, 5/1/2024, Call 5/1/2021	295,000	338,250
San Jose Financing Authority, 5.000%, 6/1/2039, Call 6/1/2023	1,435,000	1,641,109
San Jose International Airport:
5.000%, 3/1/2041, Call 3/1/2027 (14)	1,000,000	1,148,640
5.000%, 3/1/2042, Call 3/1/2027	1,665,000	1,938,226
San Jose Unified School District, NATL, 0.000%, 8/1/2027	1,495,000	1,132,866
San Miguel Joint Union Elementary School District, AGM:
0.000%, 6/15/2020	415,000	396,047
0.000%, 6/15/2021	490,000	456,793
0.000%, 6/15/2022	505,000	456,919
Santa Ana Unified School District, 0.000%, 8/1/2021	500,000	468,345
Santa Ana Unified School District, AGM, 5.500%, 8/1/2030, Call 8/1/2018	930,000	975,626
Santa Barbara County College Elementary School District:
0.000%, 8/1/2027	365,000	274,378
0.000%, 8/1/2031	470,000	296,133
State of California:
1.396%, 12/1/2017, Call 7/3/2017 (8)	2,500,000	2,500,750
5.250%, 9/1/2025, Call 9/1/2021	2,045,000	2,390,871
6.000%, 3/1/2033, Call 3/1/2020	1,550,000	1,751,190
Tahoe Forest Hospital District:
5.500%, 8/1/2027, Call 8/1/2018	1,345,000	1,417,065
5.500%, 8/1/2035, Call 8/1/2018	1,000,000	1,053,580
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2020, Call 8/1/2017 (13)	1,365,000	1,365,177
Upland Community Facilities District, 3.000%, 9/1/2017	530,000	532,067
Vallejo City Unified School District, MBIA, 5.900%, 8/1/2025	1,225,000	1,484,222
Walnut Creek Elementary School District Contra Costa County, 0.000%, 9/1/2023	1,560,000	1,371,068
Watereuse Finance Authority, BAM, 5.500%, 5/1/2036, Call 5/1/2024	2,635,000	3,204,265
West Contra Costa Unified School District, AGM NATL-RE FGIC, 0.000%, 8/1/2025	310,000	250,706
West Kern Water District, 5.000%, 6/1/2028, Call 6/1/2021	2,000,000	2,261,760
Westminster School District, BAM, 0.000%, 8/1/2048, Call 8/1/2023	7,045,000	1,057,877

Whittier Union High School District, 0.000%, 8/1/2034, Call 8/1/2019	500,000	189,735
Windsor Unified School District, AGM:
0.000%, 8/1/2020	105,000	99,321
0.000%, 8/1/2023	240,000	208,613
0.000%, 8/1/2024, Call 8/1/2023	330,000	279,144
0.000%, 8/1/2025, Call 8/1/2023	270,000	215,015
0.000%, 8/1/2026, Call 8/1/2023	330,000	246,593
0.000%, 8/1/2028, Call 8/1/2023	420,000	277,826
Yosemite Community College District, AGM, 5.000%, 8/1/2032, Call 8/1/2018	75,000	78,589

		117,078,891
Colorado - 2.1%
Adams & Arapahoe Joint School District 28J Aurora, SAW, 5.000%, 12/1/2031, Call 12/1/2026	5,000,000	6,054,800
Adams County School District No. 14, SAW:
5.000%, 12/1/2024	500,000	611,625
5.000%, 12/1/2026, Call 12/1/2024	355,000	435,929
5.000%, 12/1/2027, Call 12/1/2024	500,000	612,020
City & County of Denver, 5.000%, 11/15/2021	500,000	578,700
Colorado Educational & Cultural Facilities Authority:
4.000%, 12/1/2017	120,000	121,799
4.000%, 12/15/2025 (6)	535,000	540,393
5.000%, 9/1/2020 (16)	1,060,000	1,181,826
5.000%, 9/1/2021 (16)	865,000	987,337
5.000%, 10/1/2030, Call 10/1/2025	1,250,000	1,392,900
Colorado Health Facilities Authority:
4.500%, 2/1/2020	455,000	481,599
5.000%, 9/1/2018	530,000	554,550
5.000%, 9/1/2019	560,000	602,084
5.000%, 2/1/2021	475,000	518,135
5.000%, 9/1/2022	750,000	867,015
5.000%, 12/1/2023	215,000	245,904
5.000%, 2/1/2024	420,000	471,668
5.250%, 1/1/2025, Call 1/1/2020	460,000	504,464
5.250%, 5/15/2037, Call 5/15/2027	1,000,000	1,065,350
Commerce City Northern Infrastructure General Improvement District, AGM:
5.000%, 12/1/2020	785,000	886,916
5.000%, 12/1/2021	725,000	839,543
5.000%, 12/1/2022	1,185,000	1,404,118
County of Boulder:
5.000%, 12/1/2023, Call 12/1/2020	500,000	563,265
5.000%, 12/1/2025, Call 12/1/2020	475,000	534,755
Denver City & County School District No. 1, SAW, 5.000%, 12/1/2032, Call 12/1/2022	1,500,000	1,757,505
Denver Convention Center Hotel Authority:
5.000%, 12/1/2033, Call 12/1/2026	1,000,000	1,118,510
5.000%, 12/1/2034, Call 12/1/2026	1,000,000	1,113,390
Denver Health & Hospital Authority, 5.500%, 12/1/2019	1,195,000	1,283,920
Park Creek Metropolitan District, 5.000%, 12/1/2030, Call 12/1/2025	1,895,000	2,119,899
Public Authority for Colorado Energy, 5.750%, 11/15/2018	345,000	359,842
Rangely Hospital District, 6.000%, 11/1/2026, Call 11/1/2021	2,000,000	2,330,200
Weld County School District No. RE-7 Platte Valley, SAW, 4.000%, 12/1/2023, Call 12/1/2020	1,140,000	1,242,212

		33,382,173
Connecticut - 1.1%
City of New Haven, AGM, 5.000%, 8/1/2023	2,060,000	2,383,894
Connecticut Housing Finance Authority, 3.600%, 11/15/2030, Call 11/15/2024	740,000	760,698
Connecticut State Health & Educational Facility Authority:
2.875%, 9/1/2020, Call 9/1/2017 (6)	450,000	450,220
3.250%, 9/1/2021, Call 3/1/2018 (6)	700,000	702,065
State of Connecticut:
5.000%, 3/15/2027, Call 3/15/2026	2,155,000	2,549,214
5.000%, 4/15/2034, Call 4/15/2027	3,000,000	3,423,480
University of Connecticut:
5.000%, 3/15/2032, Call 3/15/2026	2,000,000	2,323,340
5.000%, 1/15/2033, Call 1/15/2027	4,000,000	4,627,360

		17,220,271
Delaware - 0.6%
City of Wilmington, 5.000%, 10/1/2025, Call 10/1/2023	3,715,000	4,446,855

Delaware State Economic Development Authority, 5.000%, 6/1/2036, Call 6/1/2026	1,500,000	1,534,890
Delaware State Housing Authority:
5.000%, 1/1/2026, Call 7/1/2019 (14)	215,000	223,308
5.200%, 7/1/2029, Call 7/1/2018	940,000	957,841
Sustainable Energy Utility, Inc., 5.000%, 9/15/2034, Call 9/15/2021	1,580,000	1,801,927

		8,964,821
District of Columbia - 0.3%
District of Columbia:
5.000%, 10/1/2025, Call 10/1/2021	1,865,000	2,082,384
5.000%, 6/1/2036, Call 6/1/2026	2,500,000	2,712,775
5.000%, 12/1/2036, Call 12/1/2021	500,000	572,885

		5,368,044
Florida - 4.3%
Citizens Property Insurance Corp., 5.000%, 6/1/2019	2,615,000	2,817,767
City of Boynton Beach, AGM, 5.000%, 11/1/2027, Call 11/1/2021	1,000,000	1,149,120
City of Fort Pierce, AGC, 5.875%, 9/1/2028, Call 9/1/2018	1,000,000	1,057,300
City of Gainesville, AMBAC, 5.500%, 8/1/2017	1,000,000	1,007,060
City of Gulf Breeze, 5.000%, 12/1/2023, Call 12/1/2020	2,000,000	2,241,420
City of Lakeland, AGM, 5.250%, 10/1/2028	1,250,000	1,605,612
City of North Port, 5.000%, 7/1/2022	200,000	232,048
City of Port St. Lucie, AGC, 6.250%, 9/1/2027, Call 9/1/2018	500,000	532,940
City of Sunrise, 4.000%, 10/1/2019	540,000	574,133
City of Sunrise, NATL-RE:
0.000%, 10/1/2019	905,000	880,402
0.000%, 10/1/2020	975,000	932,997
0.000%, 10/1/2021	175,000	164,266
City of Tallahassee:
5.000%, 12/1/2026, Call 12/1/2025	450,000	522,126
5.000%, 12/1/2027, Call 12/1/2025	400,000	461,180
City of Tampa, 5.250%, 11/15/2026, Call 5/15/2020	2,000,000	2,219,500
City of Tampa, AMBAC, 0.000%, 4/1/2021	460,000	429,548
Columbia County School Board, 5.000%, 7/1/2026, Call 7/1/2025	495,000	584,942
County of Broward:
5.000%, 10/1/2026, Call 10/1/2025 (14)	750,000	883,283
5.000%, 10/1/2031, Call 10/1/2025 (14)	1,000,000	1,144,700
County of Broward, AGM, 5.000%, 4/1/2033, Call 4/1/2023 (14)	740,000	810,626
County of Lee, 5.000%, 10/1/2029, Call 10/1/2022	2,000,000	2,322,280
County of Miami-Dade:
5.000%, 10/1/2025, Call 10/1/2024	800,000	959,680
5.250%, 10/1/2029, Call 10/1/2023	100,000	120,129
5.500%, 10/1/2026, Call 10/1/2020	450,000	514,728
5.500%, 10/1/2026, Call 10/1/2020	1,450,000	1,649,897
County of Miami-Dade, AGC:
0.000%, 10/1/2021	610,000	558,052
5.000%, 10/1/2029, Call 10/1/2019	400,000	431,540
County of Miami-Dade, BHAC, 6.000%, 10/1/2023, Call 10/1/2018	1,000,000	1,067,010
County of Miami-Dade, NATL-RE BHAC, 5.000%, 10/1/2030, Call 10/1/2017 (16)	475,000	481,370
County of Orange, 5.000%, 1/1/2027, Call 1/1/2022	5,810,000	6,688,646
County of St. Johns, AGM:
5.000%, 10/1/2020	1,625,000	1,824,371
5.000%, 10/1/2021	1,110,000	1,277,510
Dupree Lakes Community Development District, BAM:
3.000%, 5/1/2018	230,000	233,340
3.000%, 5/1/2019	190,000	194,970
Emerald Coast Utilities Authority, BAM, 5.000%, 1/1/2032, Call 1/1/2025	1,445,000	1,659,467
Florida HomeLoan Corp., GNMA/FHLMC/FNMA, 5.000%, 7/1/2028, Call 1/1/2020	255,000	264,147
Florida HomeLoan Corp., GNMA/FNMA/FHLMC, 4.450%, 1/1/2030, Call 7/1/2021	375,000	391,954
Florida Municipal Loan Council, AGM, 5.000%, 5/1/2021	1,745,000	1,982,215
Halifax Hospital Medical Center:
5.000%, 6/1/2026	1,525,000	1,823,442
5.000%, 6/1/2027, Call 6/1/2026	1,295,000	1,527,919
Lee County Industrial Development Authority, 5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,254,980
Lee County School Board, 5.000%, 8/1/2028, Call 8/1/2024	2,500,000	2,933,925
Miami-Dade County Educational Facilities Authority, 5.000%, 4/1/2031, Call 4/1/2025	2,000,000	2,316,220
Orange County Health Facilities Authority, 5.250%, 10/1/2035, Call 10/1/2018	440,000	464,556
Polk County Housing Finance Authority, GNMA, 5.000%, 9/1/2029, Call 8/1/2020	150,000	163,199

Sarasota County Health Facilities Authority:
5.000%, 1/1/2030, Call 1/1/2025	750,000	834,188
5.000%, 1/1/2031, Call 1/1/2025	935,000	1,034,016
Southeast Overtown Park West Community Redevelopment Agency, 5.000%, 3/1/2018 (6)	2,405,000	2,459,545
St. Lucie County School Board, AGM, 5.000%, 7/1/2022, Call 7/1/2021	2,500,000	2,810,650
Sumter County Industrial Development Authority:
4.000%, 7/1/2019	1,000,000	1,047,250
5.000%, 7/1/2020	500,000	549,025
Town of Davie:
5.000%, 4/1/2019	75,000	79,868
5.000%, 4/1/2021	615,000	683,511
5.000%, 4/1/2022	830,000	937,784
University of North Florida Financing Corp., 5.000%, 11/1/2026, Call 11/1/2017	4,285,000	4,357,159
Volusia County Educational Facility Authority, AGM, 5.000%, 10/15/2029, Call 10/15/2021	730,000	827,214

		69,976,727
Georgia - 2.7%
Carroll City-County Hospital Authority, County Guarantee:
5.000%, 7/1/2023, Call 7/1/2020	1,185,000	1,323,846
5.000%, 7/1/2023, Call 7/1/2020	1,605,000	1,783,267
5.000%, 7/1/2024, Call 7/1/2020	695,000	776,433
5.000%, 7/1/2024, Call 7/1/2020	945,000	1,047,844
City of Atlanta, 5.000%, 1/1/2028, Call 1/1/2026	560,000	664,563
City of Atlanta Department of Aviation:
5.000%, 1/1/2031, Call 1/1/2024	1,000,000	1,167,790
5.000%, 1/1/2032, Call 1/1/2024	2,500,000	2,899,575
5.000%, 1/1/2033, Call 1/1/2024	1,000,000	1,151,940
5.000%, 1/1/2034, Call 1/1/2024	1,000,000	1,147,370
City of Atlanta, NATL-RE FGIC, 5.500%, 11/1/2022	1,000,000	1,171,250
Cobb County Kennestone Hospital Authority, 5.000%, 4/1/2031, Call 4/1/2021	3,000,000	3,294,660
Floyd County Hospital Authority, County Guarantee:
5.000%, 7/1/2020	1,335,000	1,479,020
5.000%, 7/1/2021	1,155,000	1,313,120
5.000%, 7/1/2027, Call 7/1/2022	1,250,000	1,436,513
Fulton County Development Authority, 5.250%, 3/15/2024, Call 3/15/2019	1,120,000	1,195,634
Gainesville & Hall County Development Authority:
5.000%, 3/1/2027	400,000	433,860
5.000%, 3/1/2037, Call 3/1/2027	500,000	519,105
5.000%, 3/1/2047, Call 3/1/2027	500,000	512,350
Gainesville & Hall County Hospital Authority:
5.000%, 2/15/2036, Call 2/15/2027	1,500,000	1,711,365
5.000%, 2/15/2037, Call 2/15/2027	2,000,000	2,274,700
5.000%, 2/15/2042, Call 2/15/2027	3,000,000	3,382,890
Jefferson City School District, SAW, 5.250%, 2/1/2029, Call 2/1/2021	1,350,000	1,539,229
Main Street Natural Gas, Inc., 5.250%, 9/15/2018	250,000	262,110
Private Colleges & Universities Authority, 5.000%, 10/1/2020	575,000	624,174
Richmond County Hospital Authority:
5.250%, 1/1/2029, Call 1/1/2019	1,150,000	1,227,729
5.375%, 1/1/2029, Call 1/1/2019	940,000	1,005,368
South Fulton Municipal Regional Water & Sewer Authority, BAM:
5.000%, 1/1/2023	800,000	937,456
5.000%, 1/1/2024	1,000,000	1,184,560
5.000%, 1/1/2025, Call 1/1/2024	700,000	841,134
South Regional Joint Development Authority, 5.250%, 8/1/2023	25,000	29,651
Spalding County, 6.125%, 9/1/2028, Call 9/1/2018	700,000	745,038
Valdosta & Lowndes County Hospital Authority, County Guarantee, 5.000%, 10/1/2025, Call 10/1/2021	2,940,000	3,317,702
Winder-Barrow Industrial Building Authority, AGM, 5.000%, 12/1/2029, Call 12/1/2021	1,000,000	1,142,510

		43,543,756
Guam - 0.1%
Territory of Guam:
5.000%, 12/1/2030, Call 12/1/2026	1,000,000	1,128,840
5.000%, 12/1/2031, Call 12/1/2026	1,000,000	1,124,520

		2,253,360

Hawaii - 0.1%
City & County of Honolulu:
5.000%, 10/1/2022	500,000	594,260
5.000%, 10/1/2023	500,000	605,505

		1,199,765
Idaho - 0.3%
Boise-Kuna Irrigation District:
5.875%, 6/1/2022, Call 6/1/2018	200,000	209,632
7.375%, 6/1/2034, Call 6/1/2018	340,000	361,379
Canyon County School District No. 131 Nampa, School Bond Gty, 5.000%, 9/15/2023	1,000,000	1,211,590
Idaho Health Facilities Authority, 6.500%, 11/1/2023, Call 11/1/2018	515,000	554,053
Idaho Housing & Finance Association, AGC, 5.250%, 7/15/2026, Call 7/15/2018	2,965,000	3,107,913

		5,444,567
Illinois - 14.9%
Bureau County Township High School District No. 502, BAM, 6.625%, 10/1/2043, Call 12/1/2023	3,400,000	4,209,982
Chicago Board of Education:
6.000%, 4/1/2046, Call 4/1/2027	1,500,000	1,584,165
9.000%, 3/1/2032, Call 9/1/2017 (8)	6,555,000	6,563,194
Chicago Board of Education, NATL:
0.000%, 12/1/2022	365,000	304,322
5.250%, 12/1/2021	1,000,000	1,080,740
Chicago Board of Education, NATL-RE, 5.000%, 12/1/2019	70,000	73,539
Chicago O’Hare International Airport:
5.000%, 1/1/2026, Call 1/1/2025 (14)	1,500,000	1,749,330
5.000%, 1/1/2031, Call 1/1/2025 (14)	1,000,000	1,135,280
Chicago O’Hare International Airport, AGC, 5.250%, 1/1/2026, Call 1/1/2020	775,000	846,408
Chicago Park District:
5.000%, 1/1/2023, Call 1/1/2022	1,060,000	1,185,472
5.000%, 1/1/2025, Call 7/1/2020	230,000	247,604
5.000%, 1/1/2026, Call 1/1/2021	730,000	787,575
5.000%, 1/1/2028, Call 1/1/2024	2,500,000	2,802,525
5.000%, 11/15/2029, Call 11/15/2018	130,000	137,631
5.000%, 1/1/2031, Call 1/1/2026	1,790,000	1,992,932
5.000%, 1/1/2040, Call 1/1/2026	1,000,000	1,092,420
Chicago Transit Authority, 5.000%, 12/1/2046, Call 12/1/2026	3,000,000	3,274,560
Chicago Transit Authority, AGC:
5.250%, 6/1/2019, Call 6/1/2018	375,000	389,659
5.250%, 6/1/2022, Call 6/1/2018	3,250,000	3,376,717
City of Chicago:
5.000%, 11/1/2025	2,000,000	2,309,640
5.000%, 11/1/2027, Call 11/1/2026	2,500,000	2,871,700
5.000%, 11/1/2027, Call 11/1/2026	1,000,000	1,148,680
5.000%, 11/1/2028, Call 11/1/2026	1,000,000	1,139,940
5.000%, 11/1/2029, Call 11/1/2026	1,000,000	1,130,430
5.000%, 1/1/2031, Call 1/1/2025	3,715,000	4,062,092
5.000%, 1/1/2039, Call 1/1/2025	500,000	535,410
6.000%, 1/1/2038, Call 1/1/2027	10,000,000	10,405,500
City of Chicago, AGM, 5.000%, 11/1/2027, Call 11/1/2018	200,000	210,098
City of Chicago, AGM FGIC, 5.000%, 1/1/2023, Call 7/3/2017	200,000	200,556
City of Springfield:
5.000%, 12/1/2022	905,000	1,038,370
5.000%, 3/1/2028, Call 3/1/2025	1,000,000	1,158,110
5.000%, 3/1/2029, Call 3/1/2025	1,000,000	1,150,580
Cook County Community Consolidated School District No. 65 Evanston:
0.000%, 12/1/2027, Call 12/1/2024	300,000	199,512
0.000%, 12/1/2029, Call 12/1/2024	400,000	237,616
0.000%, 12/1/2030, Call 12/1/2024	1,130,000	635,648
0.000%, 12/1/2031, Call 12/1/2024	1,500,000	796,380
Cook County Community High School District No. 219-Niles Township, FSA, 5.000%, 12/1/2025, Call 12/1/2017	1,405,000	1,431,639
Cook County School District No. 103 Lyons, AGM, 0.000%, 12/1/2021	850,000	765,374
Cook County School District No. 124 Evergreen Park, BAM, 4.000%, 12/1/2020	450,000	488,421
Cook County School District No. 144 Prairie Hills, AGM:
0.000%, 12/1/2028	2,830,000	1,819,888
0.000%, 12/1/2029	2,580,000	1,571,349
Cook County School District No. 83 Mannheim, 5.625%, 6/1/2033	2,980,000	3,511,841

Cook County Township High School District No. 201 J Sterling Morton, AMBAC, 0.000%, 12/1/2019	675,000	637,807
Cook County Township High School District No. 220 Reavis:
6.000%, 12/1/2030, Call 12/1/2023	1,000,000	1,195,870
6.000%, 12/1/2031, Call 12/1/2023	2,035,000	2,433,595
6.000%, 12/1/2032, Call 12/1/2023	2,160,000	2,583,079
6.000%, 6/1/2033, Call 12/1/2023	2,235,000	2,663,986
County of Cook:
5.000%, 11/15/2029, Call 11/15/2026	1,500,000	1,693,755
5.000%, 11/15/2030, Call 11/15/2026	2,050,000	2,302,457
5.000%, 11/15/2031, Call 11/15/2026	2,000,000	2,234,340
5.250%, 11/15/2023, Call 11/15/2020	350,000	386,568
County of Cook, BAM, 5.000%, 11/15/2023	1,000,000	1,160,850
County of St. Clair:
5.250%, 10/1/2024, Call 10/1/2019	485,000	531,720
5.250%, 10/1/2024, Call 10/1/2019	215,000	231,944
5.250%, 10/1/2027, Call 10/1/2019	835,000	915,436
5.250%, 10/1/2027, Call 10/1/2019	315,000	338,480
5.500%, 1/1/2038, Call 1/1/2023	825,000	934,164
DeKalb County Community Unit School District No. 424 Genoa-Kingston, AMBAC, 0.000%, 1/1/2020	600,000	567,744
DeKalb County Community Unit School District No. 428 DeKalb:
0.000%, 1/1/2025, Call 7/1/2020	400,000	289,460
0.000%, 1/1/2028, Call 7/1/2020	1,000,000	591,530
DeKalb Kane & LaSalle Counties Etc Community College District No. 523 Kishwaukee, 0.000%, 2/1/2035, Call 2/1/2021	470,000	160,242
DuPage County School District No. 16 Queen Bee, NATL-RE FGIC, 0.000%, 11/1/2019	530,000	504,746
Frankfort Square Park District, AMBAC, 0.000%, 1/1/2022	670,000	572,997
Illinois Finance Authority:
2.500%, 5/15/2018	170,000	170,918
5.000%, 11/15/2023, Call 11/15/2022	215,000	249,075
5.000%, 8/15/2024	250,000	290,375
5.000%, 5/15/2025	1,000,000	1,088,760
5.000%, 11/15/2026, Call 11/15/2025	1,000,000	1,180,900
5.000%, 11/15/2027, Call 11/15/2025	500,000	585,900
5.000%, 11/1/2029, Call 11/1/2026	2,000,000	2,300,860
5.000%, 5/15/2030, Call 5/15/2025	1,000,000	1,045,980
5.000%, 11/1/2030, Call 11/1/2026	1,200,000	1,371,060
5.000%, 11/1/2031, Call 11/1/2026	645,000	731,907
5.000%, 1/1/2036, Call 1/1/2027	2,000,000	2,228,400
5.250%, 11/15/2022, Call 11/15/2017	1,450,000	1,478,362
5.250%, 2/15/2030, Call 2/15/2020	250,000	271,683
6.000%, 10/1/2024, Call 10/1/2021	1,010,000	1,107,859
6.000%, 8/15/2041, Call 8/15/2021	2,665,000	3,039,832
6.875%, 10/1/2043, Call 10/1/2021	3,000,000	3,354,150
Illinois Finance Authority, AGC, 5.250%, 8/15/2019	250,000	269,200
Illinois Finance Authority, AGM:
0.000%, 1/1/2020	450,000	436,919
0.000%, 1/1/2020	500,000	475,655
0.000%, 1/1/2021	255,000	243,897
5.150%, 1/1/2019	420,000	446,372
Illinois Finance Authority, AMBAC, 6.000%, 2/1/2022, Call 2/1/2018	335,000	346,273
Illinois Housing Development Authority, GNMA/FNMA COLL, 2.450%, 6/1/2043, Call 1/1/2023	688,368	677,464
Illinois State Toll Highway Authority:
5.000%, 1/1/2028, Call 1/1/2023	1,000,000	1,150,600
5.000%, 1/1/2029, Call 1/1/2023	1,000,000	1,144,940
5.000%, 1/1/2030, Call 1/1/2026	1,000,000	1,176,610
5.000%, 12/1/2032, Call 1/1/2026	7,790,000	9,049,253
5.500%, 1/1/2033, Call 1/1/2018	490,000	503,034
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland, NATL-RE FGIC, 0.000%, 2/1/2023	5,450,000	4,706,565
Kane Cook & DuPage Counties School District No. U-46 Elgin, AMBAC:
0.000%, 1/1/2023	350,000	320,968
0.000%, 1/1/2023	650,000	565,961
Kane McHenry Cook & De Kalb Counties Unit School District No. 300:
5.000%, 1/1/2023	1,000,000	1,160,290
5.000%, 1/1/2024	1,000,000	1,171,120
5.000%, 1/1/2026, Call 1/1/2025	4,000,000	4,697,960
5.250%, 1/1/2033, Call 1/1/2023	900,000	1,015,983

Knox & Warren Counties Community Unit School District No. 205 Galesburg, 6.125%, 1/1/2036, Call 1/1/2021	1,435,000	1,633,819
Lake County School District No. 33, XLCA:
0.000%, 12/1/2026	525,000	339,728
0.000%, 12/1/2028	335,000	192,736
Lake County School District No. 38 Big Hollow, AMBAC, 0.000%, 2/1/2019	200,000	191,282
Lake County School District No. 56 Gurnee, 5.000%, 1/1/2024	440,000	516,468
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, AGM FGIC, 0.000%, 1/1/2024	500,000	424,400
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, NATL, 0.000%, 1/1/2021	1,900,000	1,775,892
McHenry County Community High School District No. 154 Marengo, NATL-RE FGIC, 0.000%, 1/1/2018	325,000	322,563
McHenry County Community Unit School District No. 12 Johnsburg, AGM:
4.000%, 1/1/2019	265,000	274,874
5.000%, 1/1/2020	550,000	593,604
5.000%, 1/1/2021	810,000	893,365
5.000%, 1/1/2022	895,000	1,004,253
Metropolitan Pier & Exposition Authority, NATL-RE:
0.000%, 6/15/2023 (16)	3,530,000	4,029,707
0.000%, 12/15/2023	855,000	704,871
0.000%, 6/15/2024	1,000,000	806,700
Metropolitan Pier & Exposition Authority, NATL-RE FGIC, 0.000%, 6/15/2020	440,000	409,213
Metropolitan Water Reclamation District of Greater Chicago, 5.000%, 12/1/2031, Call 12/1/2026	3,500,000	4,112,220
Northern Illinois Municipal Power Agency, NATL-RE, 5.000%, 1/1/2020, Call 1/1/2018	2,215,000	2,267,606
Peoria Public Building Commission, AGC, 0.000%, 12/1/2019, Call 12/1/2018	1,000,000	938,480
Railsplitter Tobacco Settlement Authority, 5.250%, 6/1/2021	1,120,000	1,284,371
Rib Floater Trust Various States, 1.080%, 4/1/2036, Call 4/1/2027 (6) (13)	1,000,000	1,000,000
South Suburban College Community School District No. 510, AGC, 0.000%, 12/1/2025	1,000,000	760,580
Southern Illinois University, BAM, 5.000%, 4/1/2026, Call 4/1/2025	1,175,000	1,305,683
Southwestern Illinois Development Authority:
5.000%, 10/15/2029, Call 10/15/2025	1,780,000	2,023,148
5.000%, 10/15/2032, Call 10/15/2025	1,335,000	1,496,482
Southwestern Illinois Development Authority, AGC, 5.750%, 2/1/2029, Call 2/1/2019	1,025,000	1,092,978
St. Clair County Community Unit School District No. 187 Cahokia, AGM, 5.000%, 1/1/2020	630,000	682,101
St. Louis Regional Airport Authority, 6.000%, 12/1/2024, Call 12/1/2018 (14)	745,000	797,955
State of Illinois:
5.000%, 3/1/2020	500,000	525,680
5.000%, 4/1/2024, Call 4/1/2023	500,000	528,375
5.000%, 11/1/2025	7,000,000	7,438,760
5.000%, 2/1/2027	1,000,000	1,053,970
5.000%, 2/1/2029, Call 2/1/2027	1,000,000	1,041,140
5.000%, 11/1/2033, Call 11/1/2026	8,000,000	8,211,040
5.250%, 6/15/2034, Call 6/15/2019	3,715,000	4,034,267
6.500%, 6/15/2022	345,000	388,097
State of Illinois, AGM, 5.000%, 4/1/2028, Call 4/1/2023	3,205,000	3,452,586
Stephenson County School District No. 145 Freeport, AMBAC, 0.000%, 1/1/2018	425,000	421,524
Tazewell County School District No. 51 Washington Central, NATL-RE FGIC, 9.000%, 12/1/2025	165,000	242,601
Town of Cicero:
5.000%, 1/1/2020	1,000,000	1,086,660
5.000%, 1/1/2021	1,000,000	1,115,000
Village of Bolingbrook, AGM, 5.000%, 1/1/2025, Call 1/1/2020	1,425,000	1,536,478
Village of Elwood, RADIAN:
0.000%, 3/1/2024, Call 9/1/2017	250,000	174,723
0.000%, 3/1/2026, Call 9/1/2017	1,280,000	798,221
Village of Franklin Park, BAM:
4.000%, 10/1/2018	425,000	440,899
4.000%, 10/1/2019	420,000	444,562
4.000%, 10/1/2020	615,000	663,388
5.000%, 10/1/2022, Call 10/1/2021	730,000	831,273
5.000%, 10/1/2023, Call 10/1/2021	685,000	779,105
5.000%, 10/1/2024, Call 10/1/2021	425,000	482,817
5.000%, 10/1/2025, Call 10/1/2021	920,000	1,043,510
Village of Justice, AMBAC, 0.000%, 1/1/2021	635,000	569,316
Will & Kankakee Counties School District No 255:
5.000%, 6/1/2026, Call 6/1/2025	500,000	580,195
5.000%, 6/1/2029, Call 6/1/2025	600,000	679,668

Will County Community High School District No. 210 Lincoln-Way:
5.000%, 1/1/2027, Call 1/1/2023	1,250,000	1,186,962
5.000%, 1/1/2028, Call 1/1/2023	3,500,000	3,283,490
5.000%, 1/1/2030, Call 1/1/2023	1,500,000	1,388,805
Will County Community School District No. 161 Summit Hill, NATL-RE FGIC, 0.000%, 1/1/2019	695,000	673,907
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE:
0.000%, 11/1/2020	245,000	234,901
0.000%, 11/1/2020	1,755,000	1,631,185
0.000%, 11/1/2021	55,000	51,767
0.000%, 11/1/2021	245,000	220,845
0.000%, 11/1/2022	60,000	55,344
0.000%, 11/1/2022	190,000	165,680
Will County Community Unit School District No. 209-U Wilmington, NATL-RE, 5.750%, 1/1/2023, Call 7/17/2017	1,025,000	1,030,443
Will County School District No. 114 Manhattan, NATL, 0.000%, 12/1/2017	375,000	371,550
Will County School District No. 114, NATL-RE FGIC:
0.000%, 12/1/2020	1,180,000	1,089,140
0.000%, 12/1/2023	1,600,000	1,338,432
Will County Township High School District No. 204 Joliet, 6.250%, 1/1/2031, Call 1/1/2021	500,000	580,025
Will, Grundy, Etc. Counties Community College District No. 525:
5.250%, 6/1/2036, Call 12/1/2023	3,400,000	3,858,728
5.750%, 6/1/2028, Call 6/1/2018	170,000	177,099
Williamson County Community Unit School District No. 5 Carterville, AGC:
0.000%, 1/1/2029, Call 1/1/2019	300,000	165,762
0.000%, 1/1/2033, Call 1/1/2019	1,000,000	415,520
0.000%, 1/1/2034, Call 1/1/2019	1,000,000	385,080
Winnebago & Boone Counties School District No. 205 Rockford:
0.000%, 2/1/2020	500,000	475,635
4.000%, 2/1/2027, Call 2/1/2023	4,680,000	4,956,635

		238,814,553
Indiana - 2.4%
Carmel Redevelopment Authority, 5.000%, 7/1/2023, Call 7/1/2020	350,000	388,315
City of Greenwood:
4.000%, 10/1/2017	115,000	116,007
4.250%, 10/1/2020, Call 10/1/2018	820,000	859,877
4.625%, 10/1/2024, Call 10/1/2018	520,000	549,182
City of Rockport, 1.750%, 6/1/2018 (13)	1,500,000	1,507,200
Concord Community Schools Building Corp., AGM, 5.000%, 7/15/2025, Call 7/15/2018	1,000,000	1,045,450
Damon Run Conservancy District:
4.500%, 1/1/2018	215,000	218,423
4.500%, 7/1/2018	220,000	226,538
Fishers Redevelopment District:
5.125%, 7/15/2026, Call 1/15/2020	1,875,000	2,067,169
5.250%, 7/15/2023, Call 1/15/2020	1,605,000	1,776,398
Frankfort High School Elementary School Building Corp., 5.000%, 7/15/2025	115,000	140,325
Franklin Township-Marion County Multiple School Building Corp., SAW:
5.000%, 7/10/2021	580,000	660,121
5.000%, 7/15/2029, Call 1/15/2023	2,565,000	2,978,837
Gary Chicago International Airport Authority, 5.000%, 2/1/2018 (14)	885,000	900,753
Indiana Bond Bank, 1.440%, 10/15/2022 (8)	1,650,000	1,584,148
Indiana Finance Authority:
3.000%, 7/1/2019	250,000	254,485
5.000%, 8/15/2020	700,000	757,582
5.000%, 10/1/2022	300,000	338,103
5.000%, 10/1/2023	400,000	457,376
5.000%, 10/1/2024, Call 10/1/2023	275,000	313,412
5.000%, 5/1/2029, Call 5/1/2022	4,070,000	4,552,865
5.250%, 10/1/2024, Call 10/1/2021	710,000	823,593
5.250%, 10/1/2031, Call 10/1/2021	2,190,000	2,530,414
5.250%, 11/15/2046, Call 11/15/2026	2,500,000	2,713,000
5.500%, 5/1/2024, Call 5/1/2019	1,000,000	1,079,180
Indiana Health & Educational Facilities Financing Authority, AGM, 5.250%, 11/1/2023, Call 5/1/2018	500,000	519,755

Indiana Health Facility Financing Authority, AMBAC, 1.435%, 5/1/2031, Call 6/13/2017 (13) (15)	525,000	486,432
Indiana Housing & Community Development Authority, GNMA/FNMA, 4.000%, 12/1/2027, Call 6/1/2021	835,000	866,488
Indiana Municipal Power Agency, 5.250%, 1/1/2024, Call 1/1/2019	500,000	533,795
Indianapolis Local Public Improvement Bond Bank:
5.000%, 1/1/2021	175,000	196,224
5.000%, 1/1/2022, Call 1/1/2021	200,000	223,220
5.750%, 1/1/2038, Call 1/1/2019	345,000	371,286
Indianapolis Local Public Improvement Bond Bank, NATL-RE, 5.250%, 7/1/2022	500,000	583,520
Lafayette Redevelopment Authority, 3.000%, 2/1/2018	95,000	96,338
Marion High School Building Corp.:
4.000%, 7/15/2019	455,000	481,376
4.000%, 7/15/2020, Call 1/15/2020	935,000	1,001,338
4.000%, 7/15/2021, Call 1/15/2020	375,000	401,509
North Central Campus School Building Corp., AGM, 5.250%, 7/15/2022, Call 7/15/2018	1,000,000	1,048,200
Portage Redevelopment District:
5.000%, 1/15/2023	280,000	321,485
5.000%, 1/15/2024	215,000	249,692
Porter County Jail Building Corp., AGM, 5.500%, 7/10/2021	200,000	217,986
Rush County Elementary School Building Corp., SAW, 5.250%, 7/15/2021, Call 1/15/2019	565,000	604,126
Steuben Lakes Regional Waste District, 5.000%, 9/1/2024, Call 9/1/2023	1,225,000	1,443,442

		38,484,965
Iowa - 0.4%
Iowa Finance Authority, 5.000%, 5/15/2036, Call 5/15/2026	4,000,000	4,437,840
Johnston Community School District, AGM, 5.000%, 7/1/2027, Call 7/1/2022	1,455,000	1,675,898

		6,113,738
Kansas - 0.2%
County of Sedgwick/County of Shawnee, GNMA/FNMA/FHLMC, 5.875%, 6/1/2039, Call 6/1/2017 (14)	30,000	31,229
Kansas Development Finance Authority:
5.000%, 11/15/2020, Call 11/15/2019	800,000	875,856
5.000%, 3/1/2031, Call 3/1/2020	1,000,000	1,077,040
Kansas Development Finance Authority, FSA, 5.250%, 11/1/2028, Call 11/1/2018	475,000	503,790
Wyandotte County-Kansas City, 5.000%, 9/1/2032, Call 9/1/2022	1,000,000	1,141,530

		3,629,445
Kentucky - 1.1%
City of Winchester, BAM, 3.000%, 7/1/2017	105,000	105,165
Kentucky Asset Liability Commission:
5.000%, 9/1/2024	1,000,000	1,199,720
5.000%, 9/1/2025	1,250,000	1,515,525
Kentucky Economic Development Finance Authority:
5.000%, 8/15/2041, Call 8/15/2027	1,500,000	1,649,550
5.000%, 8/15/2046, Call 8/15/2027	1,500,000	1,641,570
Kentucky State Property & Building Commission, NATL, 5.000%, 3/1/2022, Call 7/3/2017	35,000	35,097
Louisville/Jefferson County Metropolitan Government:
5.000%, 10/1/2030, Call 10/1/2026	1,300,000	1,534,351
5.000%, 10/1/2031, Call 10/1/2026	3,500,000	4,112,115
Paducah Electric Plant Board, AGC, 5.000%, 10/1/2023, Call 4/1/2019	100,000	107,222
Paducah Electric Plant Board, AGM:
5.000%, 10/1/2027, Call 10/1/2026	2,000,000	2,371,360
5.000%, 10/1/2028, Call 10/1/2026	1,850,000	2,178,504
5.000%, 10/1/2030, Call 10/1/2026	1,500,000	1,737,045
Pulaski County Public Properties Corp., 5.500%, 12/1/2024, Call 12/1/2018	260,000	277,649

		18,464,873
Louisiana - 2.4%
City of Bossier, 5.000%, 10/1/2031, Call 10/1/2024	1,160,000	1,357,130
City of New Orleans:
5.000%, 6/1/2021	800,000	901,400
5.000%, 12/1/2021	500,000	570,090
5.000%, 6/1/2022	450,000	515,408
5.000%, 12/1/2022	725,000	844,088
5.000%, 6/1/2023	500,000	582,730
5.000%, 12/1/2024	765,000	915,651
5.000%, 6/1/2026, Call 6/1/2025	150,000	180,251

5.000%, 12/1/2026, Call 12/1/2025	240,000	288,072
5.000%, 6/1/2027, Call 6/1/2025	200,000	238,720
5.000%, 6/1/2029, Call 6/1/2025	200,000	235,688
5.000%, 12/1/2029, Call 12/1/2025	350,000	411,576
City of Shreveport, BAM, 4.000%, 12/1/2025, Call 12/1/2024	2,210,000	2,460,658
Lafayette Public Trust Financing Authority, AGM:
4.000%, 10/1/2020	690,000	741,502
4.000%, 10/1/2021	675,000	734,420
Louisiana Housing Corp., GNMA/FNMA/FHLMC:
4.750%, 6/1/2027, Call 6/1/2020	750,000	785,437
5.200%, 6/1/2039, Call 6/1/2017 (14)	65,000	65,000
Louisiana Public Facilities Authority:
3.375%, 9/1/2028, Call 3/1/2021	2,440,000	2,450,565
5.000%, 5/15/2042, Call 5/15/2027	2,500,000	2,819,325
Louisiana Stadium & Exposition District, 5.000%, 7/1/2023	800,000	943,592
Louisiana State Citizens Property Insurance Corp., 5.000%, 6/1/2020	650,000	719,472
New Orleans Aviation Board:
5.000%, 1/1/2043, Call 1/1/2027	1,500,000	1,722,405
5.000%, 1/1/2048, Call 1/1/2027	1,875,000	2,146,350
Parish of St. Bernard:
4.000%, 3/1/2020	3,470,000	3,692,219
4.000%, 3/1/2021	3,585,000	3,875,636
Port New Orleans Board of Commissioners, 5.000%, 4/1/2032, Call 4/1/2023 (14)	725,000	783,384
Regional Transit Authority, NATL-RE FGIC, 0.000%, 12/1/2021	240,000	195,936
State of Louisiana, 1.166%, 5/1/2018, Call 11/1/2017 (8)	7,000,000	6,972,350
Terrebonne Parish Consolidated Government, 5.875%, 3/1/2024, Call 3/1/2019	495,000	537,115

		38,686,170
Maine - 0.6%
City of Portland, 5.000%, 7/1/2022	300,000	339,486
Maine State Housing Authority, 3.850%, 11/15/2029, Call 11/15/2021	7,500,000	7,924,275
Maine Turnpike Authority, 5.000%, 7/1/2029, Call 7/1/2022	1,500,000	1,736,400

		10,000,161
Maryland - 0.7%
City of Baltimore:
5.000%, 9/1/2034, Call 9/1/2027 (9)	1,000,000	1,125,780
5.000%, 9/1/2035, Call 9/1/2027 (9)	1,000,000	1,123,950
5.000%, 9/1/2036, Call 9/1/2027 (9)	1,000,000	1,121,220
5.000%, 9/1/2039, Call 9/1/2027 (9)	1,000,000	1,118,500
5.000%, 9/1/2042, Call 9/1/2027 (9)	1,000,000	1,116,690
Maryland Health & Higher Educational Facilities Authority, 5.750%, 7/1/2034, Call 7/1/2021	775,000	915,407
Montgomery County Housing Opportunites Commission:
5.000%, 7/1/2031, Call 7/1/2020	655,000	715,515
5.125%, 7/1/2037, Call 7/1/2020	3,110,000	3,396,680

		10,633,742
Massachusetts - 1.1%
Commonwealth of Massachusetts, NATL-RE FGIC:
1.230%, 12/1/2030, Call 6/1/2017 (13) (15)	7,375,000	6,736,318
1.230%, 12/1/2030, Call 6/5/2017 (13) (15)	1,450,000	1,324,402
Massachusetts Development Finance Agency:
5.000%, 7/1/2025, Call 7/1/2021	1,425,000	1,624,927
5.000%, 7/1/2027, Call 7/1/2025	125,000	150,345
Massachusetts Educational Financing Authority:
5.000%, 7/1/2025, Call 7/1/2022 (14)	500,000	548,195
5.250%, 1/1/2019	445,000	466,138
5.250%, 1/1/2019 (14)	1,150,000	1,226,671
Massachusetts Health & Educational Facilities Authority, 5.000%, 7/1/2024, Call 7/1/2019	3,105,000	3,361,752
Massachusetts Housing Finance Agency, 3.700%, 12/1/2027, Call 6/1/2022 (14)	1,540,000	1,570,969
Massachusetts School Building Authority, 5.000%, 8/15/2030, Call 8/15/2022	815,000	952,572

		17,962,289
Michigan - 4.2%
Alma Public Schools, Q-SBLF, 5.000%, 5/1/2021	890,000	1,006,278
Bay City School District, Q-SBLF:
5.000%, 11/1/2027, Call 5/1/2024	645,000	752,908
5.000%, 11/1/2028, Call 5/1/2024	1,305,000	1,514,309

Caledonia Community Schools, Q-SBLF:
5.000%, 5/1/2025	600,000	726,126
5.000%, 5/1/2026	500,000	606,345
Carman-Ainsworth Community School District, BAM, 5.000%, 5/1/2020	375,000	414,094
Charter Township of Northville:
4.000%, 4/1/2021	400,000	439,668
4.000%, 4/1/2022	240,000	267,689
Chippewa Valley Schools, Q-SBLF, 5.000%, 5/1/2027, Call 11/1/2025	20,000	23,936
City of Battle Creek, BAM, 5.000%, 6/1/2033, Call 6/1/2018	1,000,000	1,040,580
City of Detroit Sewage Disposal System Revenue, AGC NATL-RE, 5.250%, 7/1/2023, Call 7/3/2017	95,000	95,298
City of Detroit Sewage Disposal System Revenue, NATL, 0.000%, 7/1/2020	110,000	101,362
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.500%, 7/1/2035, Call 7/1/2018	1,035,000	1,085,912
City of Wyandotte, BAM:
5.000%, 10/1/2020	200,000	220,136
5.000%, 10/1/2021	290,000	324,696
5.000%, 10/1/2022	290,000	329,002
5.000%, 10/1/2023	250,000	286,645
5.000%, 10/1/2024	300,000	344,478
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2021	905,000	954,893
Comstock Park Public Schools, Q-SBLF, 5.000%, 5/1/2028, Call 5/1/2021	400,000	443,904
Detroit City School District, AGM Q-SBLF, 5.250%, 5/1/2026	300,000	360,189
Dundee Community Schools, Q-SBLF:
5.000%, 5/1/2022	1,200,000	1,385,604
5.000%, 5/1/2025	1,000,000	1,202,140
Fitzgerald Public School District, BAM, 4.000%, 5/1/2019	2,065,000	2,160,011
Forest Hills Public Schools, 5.000%, 5/1/2021	1,600,000	1,812,944
Fraser Public School District, Q-SBLF:
5.000%, 5/1/2021	1,000,000	1,134,720
5.000%, 5/1/2022	1,000,000	1,156,200
5.000%, 5/1/2025	1,700,000	2,050,489
Grosse Ile Township School District, Q-SBLF:
5.000%, 5/1/2026, Call 5/1/2025	200,000	235,034
5.000%, 5/1/2027, Call 5/1/2025	230,000	268,495
Hartland Consolidated Schools, AGM Q-SBLF:
5.250%, 5/1/2026, Call 5/1/2021	1,625,000	1,831,570
5.250%, 5/1/2027, Call 5/1/2021	600,000	675,306
5.250%, 5/1/2028, Call 5/1/2021	1,575,000	1,771,402
Howell Public Schools, Q-SBLF, 4.250%, 5/1/2024, Call 5/1/2022	1,000,000	1,121,020
Jackson County Hospital Finance Authority, AGC, 4.500%, 6/1/2026, Call 6/1/2020 (13)	415,000	456,375
Jenison Public Schools:
5.000%, 5/1/2021	500,000	565,730
5.000%, 5/1/2022, Call 5/1/2021	560,000	631,798
Kent Hospital Finance Authority, 5.000%, 11/15/2029, Call 11/15/2021	1,000,000	1,127,870
Lansing Board of Water & Light, 5.000%, 7/1/2037, Call 7/1/2021	1,000,000	1,118,000
Lansing School District, Q-SBLF:
5.000%, 5/1/2019	1,000,000	1,074,520
5.000%, 5/1/2020	1,825,000	2,013,048
Livonia Public Schools School District, BAM, 5.000%, 5/1/2021	1,600,000	1,803,200
Marshall Public Schools, Q-SBLF:
4.000%, 11/1/2028, Call 5/1/2025	1,380,000	1,508,975
4.000%, 11/1/2029, Call 5/1/2025	940,000	1,017,400
Mattawan Consolidated School District, Q-SBLF, 5.000%, 5/1/2019	215,000	230,385
Michigan Finance Authority:
5.000%, 11/1/2020	2,000,000	2,244,280
5.000%, 7/1/2026, Call 7/1/2025	175,000	200,463
5.000%, 7/1/2027, Call 7/1/2025	600,000	683,148
5.000%, 7/1/2029, Call 7/1/2025	950,000	1,096,338
5.000%, 7/1/2032, Call 7/1/2025	1,500,000	1,707,870
5.000%, 7/1/2034, Call 7/1/2025	500,000	549,015
5.000%, 11/15/2041, Call 11/15/2026	1,000,000	1,126,590
Michigan Finance Authority, AGM:
5.000%, 7/1/2029, Call 7/1/2024	1,500,000	1,742,730
5.000%, 7/1/2030, Call 7/1/2024	1,500,000	1,734,315
Michigan State Housing Development Authority, 5.625%, 10/1/2031, Call 10/1/2020	850,000	921,697
North Branch Area Schools, Q-SBLF, 5.000%, 5/1/2024	200,000	238,232
Plymouth-Canton Community School District, Q-SBLF, 5.000%, 5/1/2021	450,000	508,792

Redford Union School District No. 1, AMBAC Q-SBLF, 5.000%, 5/1/2022	250,000	278,595
River Rouge School District, Q-SBLF:
5.000%, 5/1/2020	1,700,000	1,875,168
5.000%, 5/1/2021	1,155,000	1,305,901
State of Michigan, FSA, 5.250%, 9/15/2021, Call 9/15/2017	2,100,000	2,125,788
Taylor Tax Increment Finance Authority, AGM:
3.000%, 5/1/2018	855,000	869,826
3.000%, 5/1/2019	340,000	350,125
3.250%, 5/1/2020	90,000	94,330
Wayland Union School District, AGM Q-SBLF:
5.000%, 5/1/2024, Call 5/1/2018	500,000	518,630
5.250%, 5/1/2019, Call 5/1/2018	400,000	415,804
Wayne County Airport Authority:
5.000%, 12/1/2026, Call 12/1/2025 (14)	3,000,000	3,550,290
5.000%, 12/1/2030, Call 12/1/2025	1,250,000	1,466,800
Wayne State University, AGM:
5.000%, 11/15/2025, Call 11/15/2018	230,000	243,674
5.000%, 11/15/2025, Call 11/15/2018	285,000	300,250
Western Township Utilities Authority, 4.000%, 1/1/2021	1,200,000	1,305,264

		67,144,599
Minnesota - 0.4%
City of Minneapolis, AGC:
6.500%, 11/15/2038, Call 11/15/2018	165,000	178,104
6.500%, 11/15/2038, Call 11/15/2018	905,000	967,246
City of Minneapolis/St Paul Housing & Redevelopment Authority, 4.000%, 8/15/2019	445,000	468,425
City of Minneapolis/St Paul Housing & Redevelopment Authority, AGM, 5.000%, 8/15/2025, Call 8/15/2020 (13)	215,000	237,601
City of Minneapolis/St Paul Housing & Redevelopment Authority, NATL-RE, 1.365%, 8/1/2027, Call 6/6/2017 (13) (15)	375,000	349,807
City of Winona, 3.750%, 7/1/2021	170,000	175,974
Minneapolis & St. Paul Housing & Redevelopment Authority, 5.250%, 8/15/2025, Call 8/15/2020	275,000	307,409
Minnesota Higher Education Facilities Authority, 5.000%, 10/1/2019	400,000	428,312
Minnesota Housing Finance Agency:
3.900%, 7/1/2030, Call 1/1/2022	610,000	633,412
4.000%, 7/1/2040, Call 1/1/2022	15,000	15,552
Minnesota Housing Finance Agency, GNMA, 2.600%, 9/1/2042, Call 7/1/2022	1,008,623	1,003,670
Minnesota Housing Finance Agency, GNMA/FNMA COLL:
2.250%, 12/1/2042, Call 1/1/2022	630,934	613,287
5.000%, 1/1/2031, Call 7/1/2021	645,000	690,130

		6,068,929
Mississippi - 0.4%
County of Jackson, 0.800%, 6/1/2023, Call 6/1/2017 (13)	795,000	795,000
Mississippi Development Bank:
3.125%, 10/1/2023	185,000	189,383
5.000%, 10/1/2023	2,615,000	2,900,558
5.000%, 1/1/2027, Call 1/1/2022	1,200,000	1,369,500
Mississippi Home Corp., GNMA/FNMA/FHLMC, 6.750%, 6/1/2039, Call 6/1/2018	220,000	235,195
Mississippi State University Educational Building Corp.:
5.000%, 11/1/2021	225,000	258,345
5.000%, 11/1/2022	135,000	158,447

		5,906,428
Missouri - 2.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, 5.000%, 10/1/2033, Call 10/1/2022	4,000,000	4,660,000
Chesterfield Valley Transportation Development District:
4.000%, 5/15/2019	475,000	501,049
5.000%, 5/15/2020	125,000	136,873
5.000%, 5/15/2021	490,000	547,261
City of Kansas City:
5.000%, 9/1/2021, Call 9/1/2019	500,000	542,650
5.000%, 9/1/2023, Call 9/1/2019	300,000	324,894
5.000%, 10/1/2026, Call 10/1/2025	120,000	144,510
5.000%, 10/1/2028, Call 10/1/2025	115,000	135,342
5.000%, 9/1/2032, Call 9/1/2019	1,000,000	1,076,060

City of St. Louis, AGM, 5.000%, 7/1/2020, Call 7/3/2017	1,885,000	1,891,334
Health & Educational Facilities Authority:
5.000%, 2/1/2032, Call 2/1/2026	1,000,000	1,103,280
5.000%, 11/15/2034, Call 5/15/2026	3,000,000	3,429,630
Independence School District, SAW, 5.250%, 3/1/2030, Call 3/1/2021	2,000,000	2,279,500
Joplin Industrial Development Authority, 5.000%, 2/15/2020	330,000	360,657
Lees Summit Industrial Development Authority:
5.000%, 8/15/2036, Call 8/15/2024	1,000,000	1,019,130
5.000%, 8/15/2046, Call 8/15/2024	2,000,000	2,020,420
Missouri Health & Educational Facilities Authority, 5.000%, 2/1/2024, Call 2/1/2021	1,050,000	1,143,040
Missouri Housing Development Commission, 5.000%, 11/1/2027, Call 11/1/2019	305,000	321,025
Missouri Housing Development Commission, GNMA/FNMA/FHLMC:
3.800%, 5/1/2025, Call 5/1/2021	720,000	761,213
4.000%, 5/1/2027, Call 5/1/2021	710,000	748,702
Missouri State Environmental Improvement & Energy Resources Authority:
5.750%, 1/1/2029, Call 1/1/2019	685,000	736,074
5.750%, 1/1/2029, Call 1/1/2019	65,000	69,825
Missouri State Health & Educational Facilities Authority:
3.750%, 2/15/2018	950,000	962,046
5.250%, 10/1/2031, Call 10/1/2021	1,000,000	1,141,920
St. Louis County Industrial Development Authority, 2.850%, 9/1/2018, Call 9/1/2017	2,900,000	2,903,770
St. Louis Regional Convention & Sports Complex Authority, 5.000%, 8/15/2020	3,050,000	3,396,846
Stone County Reorganized School District No. 4 Reeds Spring, SAW:
5.000%, 3/1/2030, Call 3/1/2020	1,000,000	1,098,650
5.000%, 3/1/2031, Call 3/1/2020	750,000	823,987
5.000%, 3/1/2032, Call 3/1/2020	1,000,000	1,098,650

		35,378,338
Nebraska - 0.4%
Central Plains Energy Project, 5.000%, 12/1/2019 (13)	1,000,000	1,085,450
Lancaster County Hospital Authority No. 1, 5.500%, 1/1/2030, Call 1/1/2020	1,000,000	1,091,260
Nebraska Public Power District:
5.000%, 1/1/2025, Call 1/1/2018	750,000	768,030
5.000%, 1/1/2032, Call 1/1/2022	1,000,000	1,136,540
Omaha-Douglas Public Building Commission:
5.000%, 5/1/2026, Call 5/1/2022	825,000	961,430
5.000%, 5/1/2027, Call 5/1/2022	585,000	680,835
5.000%, 5/1/2028, Call 5/1/2022	550,000	638,687
5.000%, 5/1/2029, Call 5/1/2022	660,000	765,409

		7,127,641
Nevada - 1.3%
City of Reno, 5.250%, 6/1/2032, Call 6/1/2017	105,000	105,000
County of Clark, 5.000%, 7/1/2028, Call 7/1/2019	2,180,000	2,359,785
County of Clark Department of Aviation:
5.000%, 7/1/2029, Call 7/1/2024	1,200,000	1,396,728
5.000%, 7/1/2030, Call 7/1/2024	1,000,000	1,159,710
5.000%, 7/1/2040, Call 7/1/2027	4,000,000	4,690,920
County of Washoe:
5.000%, 2/1/2033, Call 2/1/2019	3,920,000	4,136,815
5.500%, 2/1/2028, Call 2/1/2019	1,000,000	1,068,040
Las Vegas Valley Water District, 5.000%, 6/1/2028, Call 6/1/2022	5,115,000	5,948,387

		20,865,385
New Hampshire - 0.1%
New Hampshire Housing Finance Authority:
4.500%, 1/1/2029, Call 7/1/2020	365,000	376,603
4.800%, 7/1/2028, Call 1/1/2022	1,075,000	1,126,106

		1,502,709
New Jersey - 3.5%
New Jersey Economic Development Authority:
5.000%, 6/15/2019	3,000,000	3,161,400
5.000%, 6/15/2020	1,500,000	1,610,040
5.000%, 11/1/2021	4,600,000	4,955,212
5.500%, 6/15/2030, Call 12/15/2026	2,500,000	2,730,425
New Jersey Higher Education Student Assistance Authority, 4.875%, 12/1/2024, Call 12/1/2019	6,995,000	7,390,008
New Jersey Housing & Mortgage Finance Agency, 4.250%, 10/1/2032, Call 10/1/2021	375,000	389,918

New Jersey State Turnpike Authority:
5.000%, 1/1/2032, Call 7/1/2022	3,440,000	3,928,239
5.000%, 1/1/2035, Call 1/1/2022	1,685,000	1,878,253
New Jersey State Turnpike Authority, NATL-RE:
1.365%, 1/1/2030, Call 6/6/2017 (13) (15)	350,000	321,433
1.365%, 1/1/2030, Call 6/1/2017 (13) (15)	475,000	436,233
1.365%, 1/1/2030, Call 6/2/2017 (13) (15)	1,900,000	1,744,935
1.488%, 1/1/2030, Call 6/2/2017 (13) (15)	500,000	459,194
New Jersey Transportation Trust Fund Authority:
1.780%, 12/15/2019, Call 6/15/2019 (8)	5,000,000	4,930,400
5.000%, 6/15/2022	500,000	542,695
5.000%, 6/15/2032, Call 12/15/2024	5,000,000	5,196,900
5.250%, 12/15/2023, Call 12/15/2018	1,355,000	1,419,254
5.250%, 12/15/2023	240,000	266,239
New Jersey Transportation Trust Fund Authority, BAM:
5.000%, 6/15/2028, Call 6/15/2022	5,000,000	5,446,400
5.000%, 6/15/2033, Call 6/15/2022	3,000,000	3,140,940
5.250%, 6/15/2033, Call 6/15/2023	5,635,000	5,993,386
New Jersey Transportation Trust Fund Authority, BHAC, 0.000%, 12/15/2024	440,000	367,941
New Jersey Turnpike Authority, 5.000%, 1/1/2031, Call 1/1/2025	500,000	581,615

		56,891,060
New Mexico - 1.4%
City of Farmington, 1.875%, 4/1/2020 (13)	3,000,000	3,027,630
City of Santa Fe, 4.000%, 6/1/2025, Call 6/1/2022	655,000	726,768
New Mexico Finance Authority:
5.000%, 6/1/2026, Call 6/1/2018	2,395,000	2,489,267
5.700%, 6/1/2026, Call 6/1/2018	465,000	486,781
5.800%, 6/1/2027, Call 6/1/2018	825,000	865,384
New Mexico Finance Authority, NATL-RE, 5.250%, 6/15/2023, Call 7/3/2017	1,000,000	1,001,240
New Mexico Mortgage Finance Authority, GNMA, 2.600%, 2/1/2043, Call 1/1/2023	930,728	929,816
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC:
4.500%, 9/1/2024, Call 9/1/2019	195,000	202,289
5.650%, 9/1/2039, Call 3/1/2019	245,000	254,430
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC COLL:
4.625%, 3/1/2028, Call 9/1/2021	620,000	639,425
5.350%, 3/1/2030, Call 9/1/2020	1,505,000	1,578,414
New Mexico Municipal Energy Acquisition Authority, 1.417%, 8/1/2019, Call 2/1/2019 (8)	10,000,000	9,992,200

		22,193,644
New York - 6.7%
Albany Capital Resource Corp.:
5.000%, 12/1/2023	150,000	173,696
5.000%, 12/1/2024	200,000	233,212
Byron-Bergen Central School District, AGM SAW, 3.000%, 6/15/2018	1,215,000	1,240,284
City of New York, 0.300%, 8/1/2026, Call 6/6/2017 (13) (15)	100,000	100,000
City of New York, AGC:
1.100%, 10/1/2027, Call 6/2/2017 (13) (15)	850,000	850,000
1.250%, 10/1/2021, Call 6/5/2017 (13) (15)	400,000	400,000
City of New York, AGM, 0.980%, 11/1/2026 (13)	8,620,000	8,620,000
Hudson Yards Infrastructure Corp.:
4.000%, 2/15/2044, Call 2/15/2027	7,000,000	7,379,680
5.000%, 2/15/2042, Call 2/15/2027	3,000,000	3,504,090
Long Island Power Authority, 1.347%, 11/1/2018, Call 5/1/2018 (8)	2,500,000	2,506,275
Metropolitan Transportation Authority:
1.017%, 11/1/2017, Call 7/3/2017 (8)	2,800,000	2,800,196
5.000%, 11/15/2036, Call 11/15/2026	2,325,000	2,732,108
Metropolitan Transportation Authority, AGM, 1.287%, 5/15/2018, Call 11/15/2017 (8)	3,950,000	3,955,688
New York City Transitional Finance Authority:
0.980%, 8/1/2022, Call 6/1/2017 (13)	4,855,000	4,855,000
0.980%, 8/1/2023, Call 6/1/2017 (13)	4,250,000	4,250,000
5.000%, 11/1/2024, Call 11/1/2022	5,715,000	6,782,448
5.000%, 11/1/2026, Call 5/1/2025	1,000,000	1,223,250
5.000%, 11/1/2026, Call 5/1/2025	2,000,000	2,446,500
5.000%, 2/1/2038, Call 2/1/2027	4,000,000	4,713,920
5.000%, 2/1/2039, Call 2/1/2027	4,000,000	4,710,240
New York City Transitional Finance Authority, NATL-RE FGIC, 5.000%, 7/15/2024, Call 7/3/2017	435,000	436,335

New York City Water & Sewer System:
0.980%, 6/15/2032, Call 6/15/2017 (13)	6,450,000	6,450,000
5.000%, 6/15/2028, Call 6/15/2024	500,000	598,245
5.000%, 6/15/2029, Call 6/15/2024	600,000	716,592
New York Convention Center Development Corp., 0.000%, 11/15/2032	1,250,000	732,550
New York Mortgage Agency, 5.000%, 10/1/2019	500,000	537,640
New York State Dormitory Authority:
5.000%, 3/15/2027, Call 3/15/2022	7,555,000	8,724,287
5.000%, 3/15/2028, Call 3/15/2019	625,000	667,213
5.000%, 12/1/2035, Call 6/1/2027 (6)	500,000	549,920
5.000%, 12/1/2037, Call 6/1/2027 (6)	500,000	546,005
6.000%, 7/1/2038, Call 7/1/2020	1,000,000	1,115,110
New York State Dormitory Authority, NATL-RE, 1.820%, 7/1/2029, Call 6/5/2017 (13) (15)	3,000,000	2,752,257
New York State Energy Research & Development Authority, NATL-RE, 1.365%, 12/1/2020, Call 6/6/2017 (13) (15)	6,450,000	6,369,162
New York State Urban Development Corp., 5.000%, 3/15/2028, Call 3/15/2023	1,000,000	1,179,040
New York Transportation Development Corp.:
4.000%, 7/1/2031, Call 7/1/2024 (14)	2,000,000	2,071,020
5.000%, 7/1/2034, Call 7/1/2024 (14)	1,250,000	1,377,650
New York Transportation Development Corp., AGM, 4.000%, 7/1/2032, Call 7/1/2024 (14)	2,500,000	2,624,025
State of New York, NATL-RE FGIC:
1.382%, 2/15/2022, Call 6/1/2017 (13) (15)	1,045,000	1,015,888
1.382%, 2/13/2032, Call 6/1/2017 (13) (15)	2,080,000	1,907,888
Town of Oyster Bay, 3.500%, 6/1/2018	1,000,000	1,007,780
TSASC, Inc.:
5.000%, 6/1/2036, Call 6/1/2027	1,000,000	1,128,220
5.000%, 6/1/2041, Call 6/1/2027	1,000,000	1,110,380
Westchester Tobacco Asset Securitization, 5.000%, 6/1/2021	500,000	560,910

		107,654,704
North Carolina - 0.8%
County of Catawba:
4.000%, 10/1/2025, Call 10/1/2021	585,000	636,240
5.000%, 10/1/2023, Call 10/1/2021	1,000,000	1,150,000
5.000%, 10/1/2024, Call 10/1/2021	835,000	959,874
County of Cumberland, 5.125%, 12/1/2028, Call 12/1/2019	250,000	273,990
County of Union:
5.000%, 12/1/2026, Call 6/1/2023	1,390,000	1,644,050
5.000%, 12/1/2027, Call 6/1/2023	1,645,000	1,943,617
North Carolina Eastern Municipal Power Agency, AGC, 6.000%, 1/1/2019	180,000	189,317
North Carolina Housing Finance Agency, 4.250%, 1/1/2028, Call 7/1/2021	420,000	439,181
North Carolina Medical Care Commission:
4.000%, 6/1/2020	470,000	506,510
5.000%, 6/1/2027, Call 6/1/2022	500,000	561,280
North Carolina Turnpike Authority, State Appropriation, 5.000%, 7/1/2047, Call 7/1/2026	750,000	815,498
Orange County Public Facilities, 5.000%, 10/1/2026, Call 10/1/2022	1,130,000	1,330,925
Raleigh Durham Airport Authority, 5.000%, 5/1/2036, Call 5/1/2020	1,690,000	1,861,603

		12,312,085
North Dakota - 1.4%
Barnes County North Public School District Building Authority:
4.000%, 5/1/2021	635,000	663,232
4.500%, 5/1/2030, Call 5/1/2021	1,515,000	1,556,981
4.500%, 5/1/2033, Call 5/1/2021	1,850,000	1,880,395
City of Dickinson, 5.000%, 10/1/2025, Call 10/1/2021	2,240,000	2,542,736
City of Grand Forks:
4.000%, 12/1/2019	535,000	562,451
5.000%, 12/1/2032, Call 12/1/2021	1,000,000	1,068,230
City of West Fargo, 3.000%, 5/1/2023, Call 7/3/2017	185,000	185,118
North Dakota Public Finance Authority:
4.000%, 6/1/2023	2,440,000	2,758,274
4.000%, 6/1/2024, Call 6/1/2023	2,190,000	2,454,442
4.000%, 6/1/2025, Call 6/1/2023	1,145,000	1,266,828
North Dakota State Housing Finance Agency, 5.250%, 1/1/2029, Call 7/1/2019	675,000	699,955
Williston Parks & Recreation District:
4.500%, 3/1/2020	1,205,000	1,245,717
4.500%, 3/1/2025, Call 3/1/2021	2,525,000	2,580,626
4.625%, 3/1/2026, Call 3/1/2021	2,620,000	2,678,950

		22,143,935

Ohio - 3.8%
Akron Bath Copley Joint Township Hospital District, 5.000%, 11/15/2021	1,000,000	1,128,780
Brookfield Local School District, AGM, 5.000%, 1/15/2030, Call 1/15/2018	400,000	409,444
City of Cleveland:
5.000%, 1/1/2022, Call 1/1/2021	2,320,000	2,575,710
5.000%, 10/1/2024, Call 10/1/2022	460,000	536,158
5.000%, 10/1/2028, Call 10/1/2022	1,075,000	1,245,860
5.000%, 10/1/2029, Call 10/1/2022	1,130,000	1,306,495
5.000%, 10/1/2029, Call 10/1/2022	2,290,000	2,647,675
5.000%, 1/1/2031, Call 1/1/2022	1,270,000	1,416,825
City of Cleveland, AGM:
5.000%, 1/1/2030, Call 1/1/2022	3,900,000	4,365,270
5.000%, 1/1/2031, Call 1/1/2022	1,000,000	1,115,610
City of Middleburg Heights, 5.125%, 8/1/2031, Call 8/1/2021	1,000,000	1,108,390
Cleveland Department of Public Utilities Division of Water:
4.000%, 1/1/2028, Call 1/1/2024	500,000	553,820
4.000%, 1/1/2029, Call 1/1/2024	1,000,000	1,098,010
4.000%, 1/1/2030, Call 1/1/2024	1,000,000	1,085,950
Cleveland Heights & University Heights City School District:
0.000%, 12/1/2024	400,000	340,300
0.000%, 12/1/2025	600,000	491,646
Cleveland-Cuyahoga County Port Authority, 5.000%, 10/1/2022, Call 10/1/2020	1,000,000	1,126,870
County of Franklin:
5.000%, 5/15/2028, Call 5/15/2023	2,000,000	2,328,580
5.000%, 7/1/2029, Call 7/1/2026	2,000,000	2,211,760
5.000%, 5/15/2031, Call 5/15/2023	405,000	465,183
County of Hamilton:
5.000%, 12/1/2029, Call 12/1/2021	975,000	1,108,516
5.000%, 1/1/2031, Call 1/1/2026	1,350,000	1,464,453
County of Hancock, 5.750%, 12/1/2026, Call 6/1/2021	1,120,000	1,283,957
County of Lorain, AMBAC:
2.027%, 10/1/2030 (13) (15)	4,350,000	4,094,137
2.155%, 10/1/2030 (13) (15)	500,000	476,382
County of Lucas, 5.000%, 11/15/2022, Call 11/15/2021	925,000	1,062,399
Delaware City School District, 5.250%, 12/1/2038, Call 6/1/2023	1,240,000	1,448,853
Elyria City School District, School District Credit Program:
4.000%, 12/1/2026, Call 12/1/2022	480,000	526,262
4.000%, 12/1/2027, Call 12/1/2022	1,160,000	1,265,514
4.000%, 12/1/2028, Call 12/1/2022	1,130,000	1,226,705
Johnstown-Monroe Local School District, 5.000%, 12/1/2030, Call 12/1/2021	715,000	832,031
Lake County Community College District:
4.000%, 12/1/2022, Call 12/1/2019	695,000	740,988
4.000%, 12/1/2024, Call 12/1/2019	835,000	884,758
4.000%, 12/1/2025, Call 12/1/2019	855,000	902,726
Lake Local School District/Stark County, School District Credit Program:
4.000%, 12/1/2023, Call 12/1/2021	1,550,000	1,716,904
4.000%, 12/1/2025, Call 12/1/2021	1,660,000	1,823,576
Liberty Local School District, AGM, 4.500%, 12/1/2018	885,000	929,985
New Albany Community Authority:
4.000%, 10/1/2020	590,000	636,622
5.000%, 10/1/2022	1,000,000	1,163,900
5.000%, 10/1/2023, Call 10/1/2022	1,105,000	1,289,778
North Olmsted City School District:
5.000%, 12/1/2027, Call 12/1/2023	220,000	260,124
5.000%, 12/1/2028, Call 12/1/2023	365,000	430,353
5.000%, 12/1/2029, Call 12/1/2023	500,000	588,860
Ohio Higher Educational Facility Commission:
4.000%, 12/1/2020	1,050,000	1,127,773
4.000%, 12/1/2021	795,000	865,079
4.000%, 12/1/2022	845,000	928,748
Ohio Housing Finance Agency, GNMA/FNMA/FHLMC COLL, 5.200%, 9/1/2029, Call 9/1/2018	1,115,000	1,146,421
Ohio State Turnpike Commission, 5.250%, 2/15/2033, Call 2/15/2023	1,330,000	1,559,944
Ohio State Water Development Authority, 5.000%, 6/1/2022	1,100,000	1,299,485
Ohio University, 5.000%, 12/1/2028, Call 6/1/2022	225,000	258,280
University of Toledo, 5.000%, 6/1/2030, Call 6/1/2021	250,000	279,943

		61,181,792

Oklahoma - 0.9%
Cushing Educational Facilities Authority, 5.000%, 9/1/2022	2,000,000	2,332,700
Delaware County Justice Authority:
3.750%, 9/1/2029, Call 9/1/2017	2,365,000	2,374,791
4.000%, 9/1/2018	415,000	429,815
4.000%, 9/1/2019	740,000	780,907
4.000%, 9/1/2020	700,000	752,346
4.000%, 9/1/2021	805,000	876,605
Oklahoma Housing Finance Agency, GNMA:
2.500%, 3/1/2022	445,000	454,296
3.300%, 3/1/2031, Call 3/1/2022	1,085,000	1,116,704
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC, 6.500%, 9/1/2038, Call 9/1/2018	90,000	92,213
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC COLL, 5.250%, 9/1/2029, Call 3/1/2019	15,000	15,135
Tulsa Airports Improvement Trust, BAM, 5.000%, 6/1/2028, Call 6/1/2023 (14)	1,405,000	1,590,053
Tulsa County Industrial Authority:
5.250%, 11/15/2037, Call 11/15/2025	1,500,000	1,635,450
5.250%, 11/15/2045, Call 11/15/2025	1,500,000	1,620,165

		14,071,180
Oregon - 0.7%
City of Portland, 5.000%, 6/15/2027, Call 6/15/2022	1,000,000	1,134,100
City of Tigard, 5.000%, 8/1/2029, Call 8/1/2022	690,000	802,663
City of Woodburn:
0.000%, 3/1/2020	1,380,000	1,315,692
0.000%, 3/1/2021	1,215,000	1,132,477
Clackamas & Washington Counties School District No. 3, NATL-RE FGIC School Bond Gty, 0.000%, 6/15/2023	2,000,000	1,797,380
Klamath Falls Intercommunity Hospital Authority:
5.000%, 9/1/2021	250,000	284,255
5.000%, 9/1/2022	505,000	585,709
Port of Morrow:
3.500%, 6/1/2020, Call 6/1/2019	210,000	218,663
3.750%, 6/1/2021, Call 6/1/2019	220,000	230,415
4.000%, 6/1/2022, Call 6/1/2019	235,000	247,180
Port of Portland, 5.500%, 7/1/2031, Call 7/1/2021	3,000,000	3,418,710
State of Oregon Housing & Community Services Department, 4.450%, 7/1/2023, Call 1/1/2020 (14)	870,000	914,996

		12,082,240
Pennsylvania - 2.3%
Central Bradford Progress Authority, 5.375%, 12/1/2041, Call 12/1/2021	500,000	556,185
City of Pittsburgh, 4.000%, 9/1/2021	750,000	827,363
Geisinger Authority, 5.000%, 2/15/2039, Call 2/15/2027	2,500,000	2,876,925
Kiski Area School District, AGM SAW, 4.000%, 3/1/2021	1,450,000	1,571,379
Lancaster Industrial Development Authority:
5.000%, 5/1/2021	360,000	395,536
5.000%, 5/1/2022	430,000	477,859
Lehigh County General Purpose Authority, 4.000%, 11/1/2019	555,000	587,928
Montgomery County Industrial Development Authority, 6.250%, 11/15/2029, Call 11/15/2019	715,000	804,675
Montgomery County Industrial Development Authority, FHA, 5.000%, 8/1/2024, Call 8/1/2020	1,350,000	1,514,173
Nazareth Area School District, SAW, 1.197%, 2/1/2018, Call 8/1/2017 (8)	500,000	499,165
Pennsylvania Economic Development Financing Authority, AGM:
0.000%, 1/1/2020	600,000	565,578
0.000%, 1/1/2021	600,000	549,816
5.000%, 1/1/2022	305,000	344,644
Pennsylvania Housing Finance Agency, 4.200%, 10/1/2033, Call 10/1/2022 (14)	2,240,000	2,350,410
Pennsylvania Turnpike Commission:
1.460%, 12/1/2018, Call 6/1/2018 (8)	2,850,000	2,858,949
1.760%, 12/1/2021, Call 6/1/2021 (8)	5,000,000	5,020,550
4.000%, 12/1/2023, Call 12/1/2019	105,000	112,617
4.000%, 12/1/2023, Call 12/1/2019	95,000	100,494
5.000%, 6/1/2021, Call 6/1/2019	715,000	771,771
5.000%, 12/1/2030, Call 12/1/2020 (16)	215,000	243,623

5.000%, 12/1/2030, Call 12/1/2020 (16)	370,000	411,188
5.500%, 12/1/2042, Call 12/1/2026	3,000,000	3,486,150
6.000%, 12/1/2034, Call 12/1/2020 (16)	55,000	64,199
6.000%, 12/1/2034, Call 12/1/2020 (16)	70,000	81,708
6.000%, 12/1/2034, Call 12/1/2020 (16)	270,000	310,651
6.000%, 12/1/2036, Call 12/1/2020	975,000	1,138,078
Pittsburgh Public Schools, BAM SAW, 5.000%, 9/1/2024, Call 9/1/2022	1,000,000	1,174,030
Pocono Mountain School District, AGM SAW, 4.000%, 6/15/2021	2,785,000	3,074,529
Sayre Health Care Facilities Authority, 1.487%, 12/1/2024, Call 12/1/2017 (8)	225,000	219,479
Scranton School District, SAW, 1.677%, 4/2/2018, Call 10/2/2017 (8)	3,305,000	3,305,364
State Public School Building Authority, SAW, 1.467%, 9/1/2018, Call 3/1/2018 (8)	1,425,000	1,427,080

		37,722,096
Rhode Island - 1.0%
Rhode Island Housing & Mortgage Finance Corp., 3.625%, 10/1/2029, Call 10/1/2021	760,000	781,744
Rhode Island Student Loan Authority:
3.375%, 12/1/2023, Call 12/1/2020 (14)	300,000	307,503
3.950%, 12/1/2017	250,000	253,872
4.000%, 12/1/2022, Call 12/1/2021 (14)	2,885,000	3,077,776
4.200%, 12/1/2018, Call 12/1/2017	600,000	610,260
4.250%, 12/1/2020, Call 12/1/2017	500,000	506,055
4.250%, 12/1/2025, Call 12/1/2021 (14)	2,205,000	2,314,280
4.500%, 12/1/2021, Call 12/1/2017	1,000,000	1,012,690
4.750%, 12/1/2028, Call 12/1/2021 (14)	1,000,000	1,051,510
4.750%, 12/1/2029, Call 12/1/2021 (14)	680,000	713,585
Tobacco Settlement Financing Corp., 2.250%, 6/1/2041, Call 6/1/2025	3,345,000	3,351,255
Town of Cumberland:
4.000%, 3/15/2024	795,000	899,606
4.000%, 3/15/2026, Call 3/15/2024	460,000	511,552

		15,391,688
South Carolina - 1.0%
City of Rock Hill, AGM:
5.250%, 1/1/2026, Call 1/1/2022	730,000	835,222
5.250%, 1/1/2028, Call 1/1/2022	475,000	543,466
County of Dorchester:
5.000%, 10/1/2022	480,000	562,402
5.000%, 10/1/2026, Call 10/1/2022	400,000	469,336
County of Florence:
5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,232,240
5.000%, 11/1/2030, Call 11/1/2020	500,000	544,140
5.000%, 11/1/2031, Call 11/1/2024	360,000	415,231
Piedmont Municipal Power Agency, AGM:
5.000%, 1/1/2030, Call 7/1/2021	450,000	506,290
5.750%, 1/1/2034, Call 7/1/2021	1,000,000	1,157,400
South Carolina Jobs-Economic Development Authority, 5.000%, 7/1/2022	1,735,000	1,963,361
South Carolina Public Service Authority, 5.000%, 12/1/2032, Call 12/1/2026	3,265,000	3,719,749
South Carolina State Housing Finance & Development Authority, 5.000%, 1/1/2028, Call 7/1/2019	95,000	99,665
South Carolina State Public Service Authority, 5.500%, 1/1/2038, Call 1/1/2019	920,000	985,762
Spartanburg Sanitation Sewer District, 5.000%, 3/1/2030, Call 3/1/2023	1,500,000	1,736,625
St. Peters Parish-Jasper County Public Facilities Corp., AGM, 5.000%, 4/1/2031, Call 4/1/2021	900,000	1,029,195

		16,800,084
South Dakota - 1.0%
City of Rapid City:
5.500%, 12/1/2022, Call 12/1/2019	225,000	241,472
6.750%, 12/1/2031, Call 12/1/2019	500,000	544,895
7.000%, 12/1/2035, Call 12/1/2019	750,000	817,845
South Dakota Health & Educational Facilities Authority:
4.000%, 11/1/2021	500,000	552,865
4.250%, 9/1/2023	740,000	834,868
4.500%, 9/1/2018	500,000	522,245
4.500%, 9/1/2020	900,000	989,829
4.500%, 9/1/2021, Call 9/1/2020	1,080,000	1,176,304
4.500%, 9/1/2022, Call 9/1/2020	1,005,000	1,089,983
5.000%, 9/1/2019	200,000	216,596
5.000%, 11/1/2022	715,000	837,165

5.000%, 8/1/2023	375,000	444,135
5.000%, 11/1/2023	625,000	744,231
5.000%, 8/1/2024	195,000	234,394
5.000%, 11/1/2024, Call 11/1/2019	1,000,000	1,089,080
5.000%, 11/1/2024	650,000	784,088
5.000%, 11/1/2025, Call 11/1/2024	600,000	712,416
5.000%, 9/1/2027, Call 9/1/2024	720,000	826,668
South Dakota Health & Educational Facilities Authority, AMBAC, 5.000%, 8/1/2022, Call 8/1/2017	980,000	985,233
South Dakota Housing Development Authority, 3.750%, 5/1/2018	500,000	512,635
South Dakota Housing Development Authority, FHLMC COLL, 3.550%, 11/1/2033, Call 11/1/2022	2,355,000	2,382,130

		16,539,077
Tennessee - 1.5%
Knox County Health Educational & Housing Facility Board, 5.000%, 1/1/2042, Call 1/1/2027	5,815,000	6,569,613
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, 5.000%, 7/1/2031, Call 7/1/2026	1,000,000	1,169,920
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board:
5.000%, 11/1/2027, Call 11/1/2021	500,000	547,490
5.000%, 7/1/2040, Call 7/1/2026	1,350,000	1,521,868
Metropolitan Nashville Airport Authority, 5.000%, 7/1/2017	585,000	586,767
Public Building Authority of Sevier County, AMBAC, 1.365%, 6/1/2018 (13) (15)	375,000	368,876
Tennessee Energy Acquisition Corp.:
5.000%, 2/1/2023	5,310,000	6,126,997
5.250%, 9/1/2021	3,810,000	4,359,135
5.250%, 9/1/2022	250,000	291,567
Tennessee Housing Development Agency:
4.000%, 7/1/2025, Call 1/1/2021	910,000	960,669
4.125%, 1/1/2025, Call 1/1/2021	660,000	698,630
4.500%, 7/1/2028, Call 1/1/2020	215,000	222,310
5.000%, 1/1/2027, Call 7/1/2019	195,000	200,928

		23,624,770
Texas - 6.3%
Brazoria-Fort Bend County Municipal Utility District No. 1, MAC, 3.000%, 9/1/2020	700,000	732,837
Capital Area Cultural Education Facilities Finance Corp.:
5.000%, 4/1/2019	1,000,000	1,051,740
5.250%, 4/1/2021, Call 4/1/2020	400,000	431,368
Central Texas Regional Mobility Authority, 0.000%, 1/1/2025	1,000,000	786,320
City of Beaumont:
5.000%, 9/1/2026, Call 9/1/2025	1,000,000	1,216,630
5.000%, 9/1/2027, Call 9/1/2025	600,000	724,938
5.000%, 9/1/2030, Call 9/1/2025	1,000,000	1,176,920
City of Galveston, 4.625%, 2/1/2024, Call 2/1/2021	1,130,000	1,202,761
City of Houston, 5.000%, 9/1/2026, Call 9/1/2024	250,000	294,403
City of Houston Combined Utility System:
5.000%, 11/15/2028, Call 11/15/2025	3,540,000	4,303,047
5.000%, 11/15/2028, Call 11/15/2027	3,000,000	3,741,900
City of Houston, AMBAC, 0.000%, 9/1/2019	400,000	382,908
City of Houston, XLCA, 2.065%, 7/1/2032 (13) (14) (15)	450,000	417,439
City of Laredo International Toll Bridge, AGM:
5.000%, 10/1/2026, Call 10/1/2024	225,000	266,715
5.000%, 10/1/2027, Call 10/1/2024	240,000	283,078
City of San Antonio, 1.180%, 11/1/2017 (8)	1,600,000	1,600,272
City of San Marcos:
4.500%, 11/1/2028, Call 11/1/2022	600,000	661,908
5.000%, 11/1/2033, Call 11/1/2022	1,215,000	1,386,133
Clifton Higher Education Finance Corp., PSF:
5.000%, 8/15/2026, Call 8/15/2025	675,000	818,242
5.000%, 8/15/2027, Call 8/15/2025	545,000	656,115
5.000%, 8/15/2028, Call 8/15/2025	835,000	998,343
5.000%, 8/15/2029, Call 8/15/2025	335,000	397,789
5.000%, 8/15/2030, Call 8/15/2025	1,250,000	1,476,150
Corpus Christi Business & Job Development Corp., 5.000%, 9/1/2022	1,000,000	1,158,190
County of Bexar, AGM, 5.000%, 8/15/2031, Call 8/15/2024	1,280,000	1,475,802
County of Bowie, AGM:
4.000%, 8/1/2021, Call 7/3/2017	1,275,000	1,278,289
4.000%, 8/1/2024, Call 7/3/2017	1,315,000	1,318,103

County of Wise, 8.000%, 8/15/2034, Call 8/15/2021	4,000,000	4,442,160
Crane County Water District:
5.000%, 2/15/2026, Call 2/15/2025	915,000	1,076,982
5.000%, 2/15/2030, Call 2/15/2025	1,000,000	1,139,410
Cypress-Fairbanks Independent School District, PSF, 5.000%, 2/15/2034, Call 2/15/2021	675,000	757,255
Dallas/Fort Worth International Airport:
5.000%, 11/1/2024, Call 11/1/2022	1,000,000	1,162,990
5.000%, 11/1/2032, Call 11/1/2020	5,000,000	5,570,000
5.000%, 11/1/2033, Call 11/1/2023	2,000,000	2,296,760
5.250%, 11/1/2033, Call 11/1/2023	1,200,000	1,416,744
Forney Independent School District, PSF, 6.000%, 8/15/2037, Call 8/15/2018	1,840,000	1,951,670
Georgetown Independent School District, PSF, 5.000%, 8/15/2025, Call 8/15/2020	645,000	718,569
Grand Parkway Transportation Corp., 0.000%, 10/1/2030, Call 10/1/2028 (16)	1,000,000	926,280
Gulf Coast Waste Disposal Authority, AGM:
5.000%, 10/1/2029, Call 10/1/2022	1,430,000	1,660,430
5.000%, 10/1/2030, Call 10/1/2022	1,505,000	1,745,032
Harris County Cultural Education Facilities Finance Corp.:
1.530%, 6/1/2020 (8)	2,000,000	2,013,100
1.610%, 6/1/2021 (8)	2,400,000	2,421,336
5.250%, 10/1/2029, Call 10/1/2019	1,550,000	1,696,304
Harris County Municipal Utility District No. 165, BAM, 5.000%, 3/1/2025	400,000	479,284
Harris County Municipal Utility District No. 374, AGM, 5.000%, 9/1/2036, Call 9/1/2019	550,000	598,835
La Vernia Higher Education Finance Corp.:
5.000%, 8/15/2017	150,000	151,175
5.000%, 8/15/2018	150,000	157,049
Lancaster Independent School District, BAM, 4.000%, 2/15/2029, Call 2/15/2025	3,000,000	3,273,600
Lower Colorado River Authority:
5.000%, 5/15/2026, Call 5/15/2025	695,000	834,445
5.000%, 5/15/2027, Call 5/15/2025	1,355,000	1,619,239
Lower Colorado River Authority, BHAC, 5.250%, 5/15/2028, Call 5/15/2018	675,000	701,116
Mesquite Independent School District, PSF, 0.000%, 8/15/2021	635,000	598,157
Nacogdoches County Hospital District, AGM:
3.000%, 5/15/2018	495,000	502,826
3.000%, 5/15/2019	510,000	524,703
New Hope Cultural Education Facilities Finance Corp.:
5.000%, 7/1/2030, Call 7/1/2025	750,000	826,657
5.000%, 11/15/2031, Call 11/15/2024	850,000	900,507
5.000%, 8/15/2036, Call 8/15/2021 (6)	1,700,000	1,714,960
5.000%, 8/15/2037, Call 8/15/2021 (6)	1,260,000	1,264,977
5.500%, 8/15/2036, Call 8/15/2021	1,000,000	1,020,520
New Hope Cultural Education Facilities Finance Corp., AGM, 4.000%, 4/1/2024	440,000	481,725
Nolan County Hospital District:
5.000%, 8/15/2022	310,000	354,507
5.000%, 8/15/2023	250,000	290,478
5.000%, 8/15/2024	200,000	235,466
North Texas Tollway Authority:
1.580%, 1/1/2019, Call 7/1/2018 (8)	1,750,000	1,749,947
5.000%, 1/1/2027, Call 1/1/2025	2,090,000	2,494,499
North Texas Tollway Authority, AGC, 5.750%, 1/1/2038, Call 1/1/2019	1,725,000	1,852,201
North Texas Tollway Authority, BHAC:
5.125%, 1/1/2028, Call 1/1/2018	435,000	445,640
5.125%, 1/1/2028, Call 1/1/2018	65,000	66,450
Northside Independent School District, PSF, 2.125%, 8/1/2020, Call 8/1/2017 (13)	2,155,000	2,158,232
Pleasanton Independent School District, PSF, 5.000%, 8/15/2029, Call 8/15/2024	1,000,000	1,172,270
Sabine River Authority, MBIA, 4.950%, 3/1/2018	370,000	378,451
San Antonio Municipal Facilities Corp., 5.000%, 8/15/2036, Call 8/15/2021	500,000	564,565
Sienna Plantation Levee Improvement District, BAM, 4.000%, 9/1/2020	400,000	433,476
Tarrant County Cultural Education Facilities Finance Corp.:
2.500%, 12/1/2018, Call 6/21/2017	1,000,000	1,000,390
5.000%, 10/1/2028, Call 10/1/2023	2,030,000	2,340,407
5.000%, 5/15/2037, Call 5/15/2024	3,250,000	3,315,682
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2021	2,000,000	2,297,740
Waco Independent School District, PSF:
4.000%, 8/15/2028, Call 8/15/2024	1,000,000	1,108,600
4.000%, 8/15/2029, Call 8/15/2024	2,380,000	2,620,261

		101,762,399

Utah - 0.8%
Central Utah Water Conservancy District:
5.000%, 10/1/2026, Call 10/1/2019	850,000	928,047
5.000%, 10/1/2028, Call 10/1/2019	1,000,000	1,091,820
City of Draper, 5.000%, 5/1/2032, Call 5/1/2022	325,000	376,262
City of Riverton:
5.250%, 12/1/2034, Call 6/1/2023	1,455,000	1,722,444
5.250%, 12/1/2036, Call 6/1/2023	2,150,000	2,531,904
Jordan Valley Water Conservancy District, 5.000%, 10/1/2035, Call 4/1/2021	920,000	1,034,779
Uintah County Municipal Building Authority, 5.300%, 6/1/2028, Call 6/1/2018	1,350,000	1,407,389
Utah Infrastructure Agency, AGM:
5.400%, 10/15/2036, Call 10/15/2021	1,000,000	1,143,990
5.500%, 10/15/2030, Call 10/15/2021	1,300,000	1,507,961
Utah State Board of Regents, 5.000%, 8/1/2031, Call 8/1/2020	1,030,000	1,155,258
Utah State Charter School Finance Authority, 5.250%, 10/15/2028, Call 10/15/2023	480,000	556,253

		13,456,107
Vermont - 0.1%
Vermont Housing Finance Agency, 4.000%, 11/1/2043, Call 5/1/2023	1,120,000	1,183,437
Vermont Student Assistance Corp.:
5.000%, 6/15/2019 (14)	130,000	137,472
5.000%, 6/15/2020 (14)	125,000	135,044

		1,455,953
Virgin Islands - 0.2%
Virgin Islands Public Finance Authority, 5.000%, 9/1/2030, Call 9/1/2025 (6)	3,320,000	3,631,449
Virginia - 0.4%
City of Chesapeake, 5.000%, 7/15/2022	500,000	568,875
Henrico County Economic Development Authority, AGM, 1.792%, 8/23/2027, Call 6/1/2017 (13) (15)	50,000	47,599
Stafford County Economic Development Authority:
5.000%, 6/15/2028, Call 6/15/2026	1,000,000	1,169,200
5.000%, 6/15/2030, Call 6/15/2026	700,000	805,217
Virginia College Building Authority:
5.000%, 3/1/2023, Call 3/1/2020	745,000	822,957
5.000%, 3/1/2024, Call 3/1/2020	1,755,000	1,938,134
Virginia Small Business Financing Authority, 4.250%, 11/1/2021, Call 5/1/2020	1,000,000	1,081,450

		6,433,432
Washington - 1.6%
Chelan County Public Utility District No. 1, NATL-RE, 0.000%, 6/1/2024	210,000	178,611
King County Housing Authority:
5.200%, 5/1/2028, Call 11/1/2018	660,000	685,984
5.500%, 12/1/2028, Call 12/1/2018	1,000,000	1,044,770
King County Public Hospital District No. 1, 5.000%, 12/1/2031, Call 12/1/2026	4,000,000	4,652,760
King County Public Hospital District No. 2, 5.250%, 12/1/2028, Call 12/1/2020	200,000	225,546
Marysville Local Improvement District, 3.350%, 6/1/2036, Call 6/1/2024	210,000	215,634
Mason & Kitsap Counties School District No. 403 North Mason, School Bond Gty, 5.000%, 12/1/2035, Call 12/1/2023	2,025,000	2,397,033
Port of Bellingham, 5.250%, 12/1/2022, Call 12/1/2020	1,060,000	1,196,549
Spokane County School District No. 81 Spokane, School Bond Gty, 5.000%, 12/1/2030, Call 12/1/2021	650,000	750,237
State of Washington, 4.100%, 7/1/2022, Call 1/1/2019	440,000	458,687
Washington Health Care Facilities Authority:
0.000%, 12/1/2017 (6)	175,000	173,091
5.000%, 8/15/2020, Call 8/15/2017	4,460,000	4,483,370
5.000%, 10/1/2030, Call 10/1/2022	750,000	853,290
Washington State Housing Finance Commission, 5.000%, 1/1/2036, Call 1/1/2025 (6)	2,125,000	2,213,549
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL:
3.050%, 6/1/2022 (14)	750,000	791,415
3.050%, 12/1/2022 (14)	200,000	200,000
3.150%, 6/1/2023, Call 6/1/2017 (14)	330,000	330,000
3.150%, 12/1/2023, Call 12/1/2022 (14)	150,000	152,796
3.300%, 6/1/2024, Call 12/1/2022 (14)	20,000	20,952
3.450%, 6/1/2025, Call 12/1/2022 (14)	845,000	882,619

WBRP 3.2 Washington Biomed Research Properties Lease:
5.000%, 1/1/2026, Call 7/1/2025	750,000	918,195
5.000%, 1/1/2031, Call 7/1/2025	940,000	1,125,227
Whidbey Island Public Hospital District:
5.000%, 12/1/2021	520,000	560,654
5.000%, 12/1/2022	510,000	550,810

		25,061,779
West Virginia - 0.2%
West Virginia Hospital Finance Authority, 5.750%, 1/1/2044, Call 1/1/2019	2,500,000	2,686,400
Wisconsin - 3.5%
City of Oak Creek, 3.000%, 6/1/2027, Call 6/1/2025	100,000	103,014
Monroe Redevelopment Authority, 5.500%, 2/15/2029, Call 2/15/2019	500,000	538,405
Public Finance Authority:
3.500%, 11/15/2023, Call 5/15/2019 (6)	750,000	757,305
3.950%, 11/15/2024, Call 11/15/2019 (6)	1,000,000	1,018,900
4.750%, 12/1/2035, Call 12/1/2020	2,000,000	2,089,480
State of Wisconsin:
4.000%, 5/1/2027, Call 5/1/2022	800,000	875,568
5.000%, 3/1/2023, Call 9/1/2021	2,000,000	2,293,500
5.000%, 5/1/2027, Call 5/1/2022	1,605,000	1,867,225
6.000%, 5/1/2036, Call 5/1/2019	1,965,000	2,151,930
State of Wisconsin, State Appropriation:
5.750%, 5/1/2029, Call 5/1/2019	105,000	114,389
5.750%, 5/1/2029, Call 5/1/2019	1,050,000	1,143,271
6.000%, 5/1/2033, Call 5/1/2019	135,000	147,708
6.000%, 5/1/2033, Call 5/1/2019	1,280,000	1,401,766
Wisconsin Center District:
0.000%, 12/15/2033, Call 6/15/2026	2,200,000	1,204,148
0.000%, 12/15/2034, Call 6/15/2026	6,665,000	3,481,196
Wisconsin Center District, AGM:
5.250%, 12/15/2023	520,000	605,254
5.250%, 12/15/2027	1,930,000	2,326,094
Wisconsin Health & Educational Facilities Authority:
4.500%, 10/15/2026, Call 10/15/2021	20,000	21,815
4.750%, 10/15/2029, Call 10/15/2021	605,000	659,069
5.000%, 8/15/2018	1,000,000	1,046,990
5.000%, 6/1/2019	430,000	440,875
5.000%, 7/1/2019	990,000	1,054,558
5.000%, 8/15/2019	955,000	1,035,086
5.000%, 8/15/2019	250,000	268,758
5.000%, 8/15/2020	1,060,000	1,185,144
5.000%, 3/1/2021	240,000	264,348
5.000%, 8/15/2021	1,160,000	1,332,585
5.000%, 3/1/2022	205,000	229,709
5.000%, 10/1/2022	750,000	878,752
5.000%, 12/15/2022	500,000	584,400
5.000%, 12/15/2023	500,000	593,045
5.000%, 12/15/2024	500,000	599,320
5.000%, 3/1/2025, Call 3/1/2024	315,000	351,335
5.000%, 6/1/2026, Call 6/1/2020	135,000	150,651
5.000%, 8/15/2027, Call 8/15/2022	500,000	590,695
5.000%, 12/15/2028, Call 12/15/2024	100,000	116,089
5.000%, 8/15/2029, Call 8/15/2022	1,700,000	2,008,363
5.000%, 4/1/2032, Call 10/1/2022	4,560,000	5,093,292
5.000%, 6/1/2032, Call 6/1/2022	1,000,000	1,085,750
5.000%, 8/15/2032, Call 8/15/2022	5,000,000	5,906,950
5.125%, 4/15/2031, Call 4/15/2023	250,000	283,378
5.250%, 4/1/2023, Call 4/1/2018	365,000	377,972
5.250%, 6/1/2034, Call 6/1/2020	300,000	327,693
5.375%, 8/15/2024, Call 2/15/2020	1,625,000	1,793,821
Wisconsin Health & Educational Facilities Authority, AGM, 5.000%, 7/15/2027, Call 7/15/2021	3,655,000	4,070,318
Wisconsin Housing & Economic Development Authority, 5.750%, 11/1/2025, Call 5/1/2020 (14)	1,275,000	1,358,283

		55,828,197
Wyoming - 0.1%
County of Laramie, 5.000%, 5/1/2027, Call 5/1/2021	1,000,000	1,112,950
Wyoming Municipal Power Agency, Inc., 5.500%, 1/1/2028, Call 1/1/2018	500,000	513,300

		1,626,250

Total Municipals (identified cost $1,510,778,578)		1,573,456,026

Exchange Traded Funds - 0.3%
iShares National Muni Bond ETF	44,267	4,904,341

Total Exchange Traded Funds (identified cost $4,846,564)		4,904,341
Mutual Funds - 1.0%
BlackRock Long-Term Municipal Advantage Trust	121,500	1,432,485
BlackRock Muni Intermediate Duration Fund, Inc.	110,000	1,552,100
BlackRock Municipal Bond Trust	93,400	1,429,020
BlackRock Municipal Income Quality Trust	107,800	1,538,306
BlackRock Municipal Income Trust	107,000	1,538,660
BlackRock MuniHoldings Quality Fund, Inc.	93,400	1,279,580
BlackRock MuniYield Quality Fund, Inc.	105,000	1,624,350
BMO Ultra Short Tax-Free Fund - Institutional Class (4)	505,504	5,090,424
Eaton Vance Municipal Income Term Trust	42,000	865,200

Total Mutual Funds (identified cost $15,702,406)		16,350,125

Short-Term Investments - 0.0%

Mutual Funds - 0.0%
BMO Government Money Market Fund - Premier Class, 0.620% (4)	96,990	96,990

Total Short-Term Investments (identified cost $96,990)		96,990

Total Investments - 99.2% (identified cost $1,531,424,538)		1,594,807,482
Other Assets and Liabilities - 0.8%		13,056,932

Total Net Assets - 100.0%		$1,607,864,414

Strategic Income Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2017

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Security - 0.3%

Federal Home Loan Mortgage Corporation - 0.3%
1.284%, 8/25/2031, (Series T-32) (8)	$266,923	$261,957

Total Asset-Backed Securities (identified cost $266,923)		261,957

Collateralized Mortgage Obligations - 11.8%

Federal National Mortgage Association - 0.8%
1.424%, 4/25/2034, (Series 2004-25) (8)	223,303	223,561
4.000%, 3/25/2041, (Series 2012-21)	349,782	369,605

		593,166
Government National Mortgage Association - 0.2%
4.500%, 8/20/2028, (Series 2009-116)	167,334	167,919
Private Sponsor - 10.8%
Alternative Loan Trust, Class 1A1, (Series 2004-24CB), 6.000%, 11/25/2034	905,564	935,809
Banc of America Funding Trust, Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	346,609	367,796
Chase Mortgage Finance Trust:
Class 7A1, (Series 2007-A2), 4.016%, 7/25/2037 (13)	535,204	486,823
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	646,257	668,129
ChaseFlex Trust, Class 4A3, (Series 2005-2), 6.000%, 5/25/2020	138,270	131,346
GSR Mortgage Loan Trust, Class 2A4, (Series 2007-1F), 5.500%, 1/25/2037	165,975	165,131
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 3.351%, 11/25/2034 (13)	779,447	792,889
Residential Asset Securitization Trust, Class A4, (Series 2005-A8CB), 5.500%, 7/25/2035	806,871	718,460
RFMSI Series Trust, Class A2, (Series 2006-S4), 6.000%, 4/25/2036	701,306	669,412
Structured Adjustable Rate Mortgage Loan Trust, Class 1A2, (Series 2004-18), 3.278%, 12/25/2034 (13)	659,010	627,255
Wells Fargo Mortgage Backed Securities Trust:
Class 1A2, (Series 2006-6), 5.750%, 5/25/2036	422,790	424,738
Class A1, (Series 2006-AR19), 3.030%, 12/25/2036 (13)	884,702	822,458
Class A1, (Series 2007-15), 6.000%, 11/25/2037	813,550	810,195
Class A6, (Series 2007-7), 6.000%, 6/25/2037	498,202	501,838
Class A8, (Series 2007-11), 6.000%, 8/25/2037	584,022	588,498

		8,710,777

Total Collateralized Mortgage Obligations (identified cost $9,396,412)		9,471,862

Commercial Mortgage Securities - 11.1%

Private Sponsor - 11.1%
Citigroup Commercial Mortgage Trust, Class B, (Series 2014-GC23), 4.175%, 7/10/2047 (13)	1,000,000	1,038,261
FREMF Mortgage Trust:
Class B, (Series 2014-K37), 4.558%, 1/25/2047 (6) (13)	2,000,000	2,177,966
Class C, (Series 2012-K21), 3.938%, 7/25/2045 (6) (13)	1,500,000	1,542,001
JP Morgan Chase Commercial Mortgage Securities Trust, Class B, (Series 2014-C20), 4.399%, 7/15/2047 (13)	2,000,000	2,109,220
UBS-Barclays Commercial Mortgage Trust, Class B, (Series 2013-C6), 3.875%, 4/10/2046 (6) (13)	2,000,000	2,066,672

Total Commercial Mortgage Securities (identified cost $8,663,551)		8,934,120

Corporate Bonds & Notes - 41.9%

Auto Manufacturers - 1.3%
Ford Motor Credit Co. LLC, 2.417%, 3/28/2022 (8)	1,000,000	1,006,838

Auto Parts & Equipment - 1.0%
American Axle & Manufacturing, Inc., 6.625%, 10/15/2022	750,000	778,125
Banks - 3.5%
Banco Nacional de Costa Rica, 6.250%, 11/1/2023 (6)	1,000,000	1,064,900
Capital One Financial Corp., 1.941%, 5/12/2020 (8)	750,000	751,054
Goldman Sachs Group, Inc., 2.277%, 4/26/2022 (8)	1,000,000	1,007,392

		2,823,346
Chemicals - 0.9%
CF Industries, Inc., 3.450%, 6/1/2023 (1)	750,000	704,063
Commercial Services - 1.7%
ADT Corp., 4.875%, 7/15/2032 (1) (6)	1,000,000	875,000
Hertz Corp., 5.875%, 10/15/2020 (1)	500,000	476,250

		1,351,250
Computers - 0.9%
Seagate HDD Cayman, 4.875%, 6/1/2027	750,000	735,455
Diversified Financial Services - 3.2%
Ally Financial, Inc., 5.750%, 11/20/2025	1,000,000	1,042,500
Fly Leasing, Ltd., 6.375%, 10/15/2021	750,000	787,500
Jefferies Finance LLC, 7.500%, 4/15/2021 (6)	750,000	783,750

		2,613,750
Electric - 0.6%
Dynegy, Inc., 7.375%, 11/1/2022 (1)	500,000	493,750
Electronics - 0.9%
Ingram Micro, Inc., 5.450%, 12/15/2024 (1)	750,000	762,536
Entertainment - 1.0%
AMC Entertainment Holdings, Inc., 5.750%, 6/15/2025 (1)	750,000	780,450
Food - 0.6%
Minerva Luxembourg SA, 6.500%, 9/20/2026 (6)	500,000	497,500
Forest Products & Paper - 0.9%
Suzano Austria GmbH, 7.000%, 3/16/2047 (1) (6)	750,000	759,375
Healthcare-Services - 0.6%
CHS/Community Health Systems, Inc., 8.000%, 11/15/2019 (1)	500,000	504,375
Iron/Steel - 2.1%
GTL Trade Finance, Inc., 5.893%, 4/29/2024 (1) (6)	750,000	750,000
Vale SA, 5.625%, 9/11/2042 (1)	1,000,000	947,400

		1,697,400
Media - 2.7%
Altice Finco SA, 7.625%, 2/15/2025 (6)	800,000	837,000
SFR Group SA, 6.000%, 5/15/2022 (1) (6)	500,000	523,750
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (1) (6)	750,000	770,625

		2,131,375
Mining - 3.3%
Anglo American Capital PLC, 4.875%, 5/14/2025 (1) (6)	1,000,000	1,041,930
HudBay Minerals, Inc., 7.250%, 1/15/2023 (6)	750,000	787,500
Kinross Gold Corp., 6.875%, 9/1/2041	750,000	791,250

		2,620,680
Miscellaneous Manufacturing - 0.9%
Trinity Industries, Inc., 4.550%, 10/1/2024	750,000	760,271
Oil & Gas - 4.2%
Ecopetrol SA, 5.875%, 5/28/2045	750,000	696,300
Ensco PLC, 5.200%, 3/15/2025 (1)	1,000,000	852,190
Petroleos Mexicanos, 5.500%, 6/27/2044	1,000,000	900,900
Rowan Cos., Inc., 4.750%, 1/15/2024 (1)	1,000,000	897,500

		3,346,890
Pipelines - 0.9%
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027 (1) (6)	750,000	761,250

Real Estate Investment Trusts - 1.6%
EPR Properties, 4.500%, 6/1/2027	750,000	755,102
SBA Communications Corp., 4.875%, 9/1/2024 (6)	500,000	508,500

		1,263,602
Retail - 1.4%
JC Penney Corp., Inc., 5.650%, 6/1/2020 (1)	750,000	747,187
New Red Finance, Inc., 4.250%, 5/15/2024 (6)	400,000	401,000

		1,148,187
Sovereign - 2.9%
Export Credit Bank of Turkey, 5.000%, 9/23/2021 (6)	750,000	765,500
Oman Sovereign Sukuk SAOC, 4.397%, 6/1/2024 (6) (9)	500,000	500,000
Sri Lanka Government International Bond, 6.000%, 1/14/2019 (6)	1,000,000	1,039,080

		2,304,580
Telecommunications - 4.8%
CenturyLink, Inc., 5.625%, 4/1/2025 (1)	750,000	747,428
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/2022 (6)	1,000,000	1,025,000
CommScope, Inc., 5.500%, 6/15/2024 (1) (6)	750,000	789,375
Sprint Communications, Inc., 6.000%, 11/15/2022 (1)	500,000	533,750
Turk Telekomunikasyon AS, 4.875%, 6/19/2024 (6)	750,000	753,770

		3,849,323

Total Corporate Bonds & Notes (identified cost $33,459,073)		33,694,371

U.S. Government Agency-Mortgage Securities - 30.1%

Federal Home Loan Mortgage Corporation - 9.3%
2.500%, 4/1/2028	1,690,536	1,722,561
3.500%, 4/1/2042	86,010	89,374
4.000%, 10/1/2031	1,473,276	1,576,510
4.000%, 12/1/2040	421,428	448,478
4.500%, 9/1/2031	433,512	469,499
4.500%, 7/1/2040	32,265	35,161
4.500%, 11/1/2040	872,768	949,485
4.500%, 2/1/2041	1,247,270	1,349,760
5.000%, 12/1/2022	127,244	134,912
5.000%, 1/1/2040	274,780	304,119
5.500%, 11/1/2018	39,206	39,601
5.500%, 10/1/2021	126,093	132,219
5.500%, 7/1/2035	51,578	58,160
6.000%, 12/1/2036	27,709	31,462
6.000%, 12/1/2037	20,481	23,201
7.500%, 4/1/2024	35,400	39,572
7.500%, 4/1/2027	20,765	24,034
8.000%, 8/1/2030	21,244	25,231
8.500%, 9/1/2024	19,342	21,708
9.000%, 6/1/2019	1,851	1,863
9.500%, 2/1/2025	6,930	7,008

		7,483,918
Federal National Mortgage Association - 18.3%
3.000%, 8/1/2032	233,982	241,183
3.500%, 7/1/2032	457,246	480,380
4.000%, 11/1/2031	854,204	910,791
4.000%, 2/1/2041	1,419,389	1,507,329
4.000%, 3/1/2041	298,039	317,526
4.000%, 9/1/2043	1,193,927	1,272,360
4.500%, 12/1/2040	1,065,415	1,153,882
4.500%, 4/1/2041	2,372,251	2,568,963
4.500%, 6/1/2042	1,031,828	1,125,412
5.000%, 5/1/2018	44,117	45,269
5.000%, 5/1/2042	1,143,650	1,259,459
5.500%, 1/1/2023	144,453	160,841
5.500%, 10/1/2024	239,056	266,177
5.500%, 2/1/2036	180,118	202,434

5.500%, 7/1/2036	374,811	421,107
5.500%, 8/1/2037	680,118	762,757
6.000%, 9/1/2021	179,938	189,587
6.000%, 5/1/2039	627,132	716,823
6.500%, 8/1/2030	382,514	431,517
6.500%, 12/1/2031	23,024	26,459
6.500%, 11/1/2037	78,523	87,401
7.000%, 3/1/2029	49,756	58,055
7.000%, 7/1/2029	141,443	160,955
7.000%, 2/1/2030	99,053	111,120
7.500%, 10/1/2030	22,588	25,404
8.000%, 10/1/2028	167,869	184,945
8.000%, 4/1/2030	39,489	47,291

		14,735,427
Government National Mortgage Association - 2.5%
5.000%, 4/15/2034	295,115	327,698
5.500%, 9/15/2033	699,007	791,455
6.000%, 12/20/2033	734,595	839,416
7.000%, 8/15/2031	38,903	44,919
9.500%, 10/15/2024	5,190	5,212

		2,008,700

Total U.S. Government Agency-Mortgage Securities (identified cost $23,403,321)		24,228,045

Short-Term Investments - 14.6%

Collateral Pool Investments for Securities on Loan - 12.3%
Collateral pool allocation (3)		9,920,661

Mutual Funds - 2.3%
BMO Government Money Market Fund - Premier Class, 0.620% (4)	1,877,762	1,877,762

Total Short-Term Investments (identified cost $11,798,423)		11,798,423

Total Investments - 109.8% (identified cost $86,987,703)		88,388,778
Other Assets and Liabilities - (9.8)%		(7,913,657)

Total Net Assets - 100.0%		$80,475,121

TCH Intermediate Income Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2017

(Unaudited)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes - 92.1%

Auto Manufacturers - 11.8%
Daimler Finance North America LLC, 2.000%, 7/6/2021 (1) (6)	$700,000	$689,935
Ford Motor Credit Co. LLC, 2.104%, 11/4/2019 (8)	2,000,000	2,016,364
General Motors Financial Co., Inc., 3.700%, 5/9/2023 (1)	500,000	504,319
Hyundai Capital America, 4.000%, 6/8/2017 (6)	1,000,000	1,000,195

		4,210,813
Banks - 19.2%
Australia & New Zealand Banking Group, Ltd., 4.500%, 3/19/2024 (1) (6)	500,000	527,093
Canadian Imperial Bank of Commerce, 1.620%, 9/6/2019 (8)	800,000	803,176
Capital One Financial Corp., 4.200%, 10/29/2025	750,000	766,415
Goldman Sachs Group, Inc., 2.372%, 4/30/2018 (8)	500,000	504,243
HSBC Holdings PLC:
2.849%, 5/25/2021 (8)	900,000	929,687
4.250%, 3/14/2024	1,000,000	1,041,256
Morgan Stanley:
1.890%, 1/5/2018 (8)	1,000,000	1,003,578
1.893%, 7/23/2019 (8)	500,000	503,327
Westpac Banking Corp., 1.738%, 8/19/2019 (8)	750,000	754,074

		6,832,849
Beverages - 2.1%
Molson Coors Brewing Co., 3.000%, 7/15/2026 (1)	750,000	729,827
Chemicals - 2.1%
CF Industries, Inc., 3.450%, 6/1/2023 (1)	800,000	751,000
Computers - 3.7%
Apple, Inc., 1.422%, 5/3/2018 (1) (8)	500,000	501,369
Dell International LLC, 5.450%, 6/15/2023 (1) (6)	750,000	815,627

		1,316,996
Diversified Financial Services - 4.4%
American Express Credit Corp., 1.672%, 8/15/2019 (8)	500,000	502,812
Discover Financial Services, 4.100%, 2/9/2027	500,000	506,175
Jefferies Group LLC, 5.125%, 1/20/2023 (1)	500,000	547,898

		1,556,885
Food - 4.2%
Kellogg Co., 2.650%, 12/1/2023 (1)	750,000	743,467
Mondelez International Holdings Netherlands BV, 1.782%, 10/28/2019 (6) (8)	750,000	754,075

		1,497,542
Forest Products & Paper - 1.4%
International Paper Co., 3.000%, 2/15/2027 (1)	500,000	482,686
Healthcare-Products - 2.1%
Zimmer Biomet Holdings, Inc., 3.550%, 4/1/2025	750,000	756,694
Holding Companies-Diversified - 1.5%
Leucadia National Corp., 5.500%, 10/18/2023 (1)	500,000	540,353
Housewares - 0.5%
Newell Brands, Inc., 2.600%, 3/29/2019	188,000	190,374
Insurance - 3.6%
Berkshire Hathaway Finance Corp., 1.652%, 3/7/2018 (8)	500,000	502,330
Voya Financial, Inc., 3.650%, 6/15/2026 (1)	750,000	759,277

		1,261,607

Internet - 1.4%
eBay, Inc., 0.000%, 1/30/2023 (8) (9)	500,000	502,021
Mining - 4.0%
Barrick Gold Corp., 4.100%, 5/1/2023 (1)	500,000	544,889
Glencore Funding LLC, 4.625%, 4/29/2024 (6)	500,000	523,790
Teck Resources, Ltd., 3.750%, 2/1/2023 (1)	350,000	345,625

		1,414,304
Miscellaneous Manufacturing - 2.3%
Trinity Industries, Inc., 4.550%, 10/1/2024 (1)	800,000	810,955
Oil & Gas - 9.5%
Ensco PLC, 4.500%, 10/1/2024 (1)	1,000,000	827,500
Petrobras Global Finance BV, 5.750%, 1/20/2020	1,000,000	1,042,500
Petroleos Mexicanos, 5.375%, 3/13/2022 (6)	750,000	799,830
Rowan Cos., Inc., 4.875%, 6/1/2022 (1)	750,000	715,312

		3,385,142
Pipelines - 3.0%
Energy Transfer Partners LP, 4.150%, 10/1/2020 (1)	1,000,000	1,046,485
Real Estate Investment Trusts - 6.7%
EPR Properties, 5.250%, 7/15/2023	1,250,000	1,336,730
Senior Housing Properties Trust, 4.750%, 5/1/2024	1,000,000	1,038,817

		2,375,547
Retail - 2.1%
Walgreens Boots Alliance, Inc., 3.100%, 6/1/2023 (1)	750,000	759,863
Telecommunications - 1.4%
Motorola Solutions, Inc., 4.000%, 9/1/2024 (1)	500,000	508,695
Textiles - 2.2%
Cintas Corp. No. 2, 2.900%, 4/1/2022	750,000	766,903
Transportation - 2.9%
Asciano Finance, Ltd., 4.625%, 9/23/2020 (6)	1,000,000	1,042,469

Total Corporate Bonds & Notes (identified cost $31,973,367)		32,740,010

Short-Term Investments - 39.4%

Collateral Pool Investments for Securities on Loan - 22.4%
Collateral pool allocation (3)		7,980,545

Mutual Funds - 17.0%
BMO Institutional Prime Money Market Fund - Premier Class, 0.860% (4)	6,052,590	6,053,801

Total Short-Term Investments (identified cost $14,034,346)		14,034,346

Total Investments - 131.5% (identified cost $46,007,713)		46,774,356
Other Assets and Liabilities - (31.5)%		(11,212,948)

Total Net Assets - 100.0%		$35,561,408

TCH Corporate Income Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2017

(Unaudited)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes - 93.2%

Aerospace/Defense - 1.0%
Lockheed Martin Corp., 2.500%, 11/23/2020 (1)	$2,500,000	$2,542,830
Agriculture - 1.8%
Philip Morris International, Inc.:
2.000%, 2/21/2020 (1)	2,000,000	2,007,992
2.900%, 11/15/2021 (1)	1,000,000	1,027,723
Reynolds American, Inc., 2.300%, 6/12/2018 (1)	1,500,000	1,508,060

		4,543,775
Apparel - 0.8%
Ralph Lauren Corp., 2.125%, 9/26/2018	2,000,000	2,013,606
Auto Manufacturers - 3.3%
Daimler Finance North America LLC:
1.780%, 1/6/2020 (6) (8)	1,000,000	1,005,068
2.000%, 7/6/2021 (1) (6)	2,500,000	2,464,055
Ford Motor Co., 5.291%, 12/8/2046 (1)	2,000,000	2,013,982
Ford Motor Credit Co. LLC, 2.104%, 11/4/2019 (8)	1,500,000	1,512,273
General Motors Financial Co., Inc., 4.000%, 1/15/2025	1,000,000	1,008,068

		8,003,446
Banks - 12.4%
Banco Santander SA, 2.718%, 4/11/2022 (8)	2,000,000	2,052,716
Bank of America Corp.:
2.018%, 4/1/2019 (1) (8)	1,000,000	1,009,645
2.198%, 1/15/2019 (8)	2,000,000	2,022,906
Canadian Imperial Bank of Commerce, 1.620%, 9/6/2019 (8)	2,000,000	2,007,940
Capital One Financial Corp., 2.056%, 3/9/2022 (8)	1,000,000	1,000,196
Citigroup, Inc., 2.485%, 9/1/2023 (8)	2,000,000	2,036,668
Goldman Sachs Group, Inc.:
2.277%, 4/26/2022 (8)	1,000,000	1,007,392
2.282%, 11/15/2018 (8)	1,000,000	1,011,547
2.372%, 4/30/2018 (8)	1,500,000	1,512,727
HSBC Holdings PLC, 2.849%, 5/25/2021 (8)	1,500,000	1,549,479
HSBC USA, Inc., 1.456%, 6/23/2017 (8)	1,500,000	1,500,308
JPMorgan Chase & Co.:
1.996%, 3/22/2019 (8)	2,000,000	2,020,192
2.377%, 10/29/2020 (8)	1,000,000	1,022,066
Mizuho Financial Group, Inc., 2.953%, 2/28/2022	1,500,000	1,518,013
Morgan Stanley, 1.893%, 7/23/2019 (8)	1,500,000	1,509,981
National City Bank, 1.472%, 6/7/2017 (8)	2,000,000	2,000,046
Toronto-Dominion Bank, 2.150%, 4/7/2021 (8)	2,000,000	2,042,780
U.S. Bank NA, 1.473%, 1/24/2020 (8)	1,500,000	1,505,424
Wells Fargo Bank NA, 1.792%, 5/24/2019 (8)	1,000,000	1,008,126
Westpac Banking Corp., 1.738%, 8/19/2019 (8)	1,000,000	1,005,432

		30,343,584
Beverages - 2.6%
Anheuser-Busch InBev Finance, Inc.:
2.430%, 2/1/2021 (8)	1,250,000	1,288,695
2.650%, 2/1/2021 (1)	1,500,000	1,524,487
Molson Coors Brewing Co., 2.250%, 3/15/2020 (6)	1,500,000	1,505,679
PepsiCo, Inc., 1.342%, 4/30/2018 (8)	2,000,000	2,003,020

		6,321,881
Biotechnology - 0.5%
Amgen, Inc., 2.200%, 5/22/2019	1,300,000	1,309,702

Chemicals - 3.5%
Braskem America Finance Co., 7.125%, 7/22/2041 (6)	1,000,000	1,067,200
CF Industries, Inc., 5.375%, 3/15/2044 (1)	2,000,000	1,809,400
EI du Pont de Nemours & Co., 1.700%, 5/1/2020 (8)	1,500,000	1,508,118
Mexichem SAB de C.V.:
5.875%, 9/17/2044 (6)	500,000	501,250
6.750%, 9/19/2042 (6)	1,500,000	1,627,500
Sherwin-Williams Co., 4.500%, 6/1/2047 (1)	2,000,000	2,056,996

		8,570,464
Commercial Services - 0.3%
ADT Corp.:
4.125%, 6/15/2023	500,000	497,500
4.875%, 7/15/2032 (6)	250,000	218,750

		716,250
Computers - 4.3%
Apple, Inc., 2.250%, 2/23/2021 (1)	2,000,000	2,024,742
Dell International LLC, 8.350%, 7/15/2046 (1) (6)	2,000,000	2,576,820
Hewlett Packard Enterprise Co., 4.900%, 10/15/2025 (1)	1,000,000	1,059,730
International Business Machines Corp., 1.400%, 1/27/2020 (8)	2,500,000	2,508,722
Seagate HDD Cayman, 5.750%, 12/1/2034	2,500,000	2,394,993

		10,565,007
Diversified Financial Services - 4.1%
AerCap Ireland Capital DAC, 3.950%, 2/1/2022 (1)	2,000,000	2,094,342
American Express Credit Corp., 1.702%, 3/18/2019 (8)	1,500,000	1,509,865
Capital One Bank USA NA, 2.250%, 2/13/2019 (1)	1,200,000	1,204,079
Discover Financial Services, 4.100%, 2/9/2027	2,000,000	2,024,700
E*TRADE Financial Corp., 4.625%, 9/15/2023	1,000,000	1,036,895
Jefferies Group, LLC, 6.500%, 1/20/2043	500,000	563,845
Legg Mason, Inc., 4.750%, 3/15/2026	500,000	533,178
Mastercard, Inc., 2.000%, 11/21/2021	1,000,000	997,554

		9,964,458
Electric - 0.8%
Comision Federal de Electricidad, 4.750%, 2/23/2027 (6)	2,000,000	2,040,000
Food - 3.1%
Kraft Heinz Foods Co.:
2.800%, 7/2/2020 (1)	1,500,000	1,526,235
3.000%, 6/1/2026	2,000,000	1,922,566
Mondelez International, Inc., 1.690%, 2/1/2019 (8)	2,000,000	2,006,932
Tyson Foods, Inc., 4.550%, 6/2/2047 (9)	2,000,000	2,057,838

		7,513,571
Forest Products & Paper - 0.8%
International Paper Co., 3.000%, 2/15/2027 (1)	2,000,000	1,930,744
Healthcare-Products - 4.8%
Abbott Laboratories:
4.750%, 11/30/2036	1,500,000	1,602,390
4.900%, 11/30/2046 (1)	2,000,000	2,140,068
Becton, Dickinson and Co.:
2.675%, 12/15/2019 (1)	1,500,000	1,519,935
4.685%, 12/15/2044 (1)	2,000,000	2,038,896
Medtronic, Inc., 1.931%, 3/15/2020 (8)	2,000,000	2,035,296
Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023 (1)	1,000,000	1,017,476
Zimmer Biomet Holdings, Inc., 2.700%, 4/1/2020 (1)	1,500,000	1,518,891

		11,872,952
Holding Companies-Diversified - 0.2%
Leucadia National Corp., 6.625%, 10/23/2043 (1)	500,000	523,518
Insurance - 2.9%
Berkshire Hathaway Finance Corp.:
1.408%, 1/11/2019 (8)	1,000,000	1,003,043
1.652%, 3/7/2018 (8)	2,000,000	2,009,320
Metropolitan Life Global Funding I, 1.582%, 12/19/2018 (6) (8)	2,000,000	2,008,302
Unum Group, 4.000%, 3/15/2024	2,000,000	2,082,814

		7,103,479

Internet - 2.6%
Amazon.com, Inc., 2.500%, 11/29/2022 (1)	2,500,000	2,524,672
eBay, Inc.:
0.000%, 1/30/2023 (8) (9)	2,500,000	2,510,105
4.000%, 7/15/2042	1,500,000	1,325,562

		6,360,339
Iron/Steel - 1.5%
GTL Trade Finance, Inc., 7.250%, 4/16/2044 (6)	2,500,000	2,452,500
Vale Overseas, Ltd., 8.250%, 1/17/2034 (1)	1,000,000	1,205,700

		3,658,200
Lodging - 1.3%
Hyatt Hotels Corp., 5.375%, 8/15/2021	1,000,000	1,103,229
Wyndham Worldwide Corp., 4.500%, 4/1/2027	2,000,000	2,068,052

		3,171,281
Media - 2.4%
Charter Communications Operating LLC, 6.484%, 10/23/2045	2,500,000	3,002,740
Scripps Networks Interactive, Inc., 2.750%, 11/15/2019	1,000,000	1,014,350
Viacom, Inc.:
4.375%, 3/15/2043	1,050,000	928,477
4.850%, 12/15/2034	1,000,000	979,250

		5,924,817
Mining - 0.4%
Glencore Funding LLC, 4.625%, 4/29/2024 (6)	1,000,000	1,047,580
Miscellaneous Manufacturing - 0.4%
Siemens Financieringsmaatschappij NV, 1.477%, 3/16/2020 (6) (8)	1,000,000	1,002,977
Oil & Gas - 6.2%
BP Capital Markets PLC, 2.007%, 9/16/2021 (8)	2,000,000	2,032,224
Chevron Corp., 1.303%, 3/3/2020 (8)	3,000,000	3,007,809
Ecopetrol SA:
5.375%, 6/26/2026 (1)	1,000,000	1,034,050
7.375%, 9/18/2043	1,500,000	1,623,600
Ensco PLC, 5.200%, 3/15/2025 (1)	1,000,000	852,190
Exxon Mobil Corp., 1.800%, 2/28/2018 (8)	2,000,000	2,010,146
Petroleos Mexicanos, 5.625%, 1/23/2046	2,000,000	1,811,500
Phillips 66, 1.786%, 4/15/2019 (6) (8)	2,000,000	2,002,706
Transocean, Inc., 9.100%, 12/15/2041	1,000,000	925,310

		15,299,535
Pharmaceuticals - 7.0%
Actavis Funding SCS:
4.550%, 3/15/2035 (1)	500,000	519,950
4.850%, 6/15/2044	1,500,000	1,603,315
Bristol-Myers Squibb Co., 2.000%, 8/1/2022 (1)	2,500,000	2,461,800
Express Scripts Holding Co., 4.800%, 7/15/2046 (1)	1,500,000	1,498,710
Johnson & Johnson, 1.325%, 3/1/2019 (8)	2,000,000	2,009,278
Merck & Co., Inc., 2.350%, 2/10/2022 (1)	2,500,000	2,530,897
Novartis Capital Corp., 2.400%, 5/17/2022 (1)	1,000,000	1,008,716
Perrigo Finance Unlimited Co., 3.500%, 3/15/2021 (1)	1,500,000	1,562,090
Shire Acquisitions Investments Ireland DAC:
2.400%, 9/23/2021	1,000,000	994,603
2.875%, 9/23/2023	2,000,000	1,984,206
Zoetis, Inc., 3.250%, 2/1/2023	1,000,000	1,031,468

		17,205,033
Pipelines - 2.9%
Energy Transfer LP:
5.150%, 3/15/2045	2,000,000	1,980,904
6.500%, 2/1/2042	1,500,000	1,710,849
Kinder Morgan Energy Partners LP, 7.500%, 11/15/2040	250,000	316,785
Kinder Morgan, Inc., 5.300%, 12/1/2034 (1)	3,000,000	3,143,877

		7,152,415

Real Estate Investment Trusts - 2.0%
EPR Properties:
5.250%, 7/15/2023	1,000,000	1,069,384
5.750%, 8/15/2022	1,500,000	1,666,735
Hospitality Properties Trust:
4.500%, 6/15/2023 (1)	500,000	527,791
4.500%, 3/15/2025	1,500,000	1,546,778

		4,810,688
Retail - 3.7%
Bed Bath & Beyond, Inc., 5.165%, 8/1/2044 (1)	500,000	448,233
CVS Health Corp.:
2.125%, 6/1/2021 (1)	2,000,000	1,985,676
2.250%, 12/5/2018	1,250,000	1,259,097
L Brands, Inc.:
6.950%, 3/1/2033	600,000	584,250
7.600%, 7/15/2037	500,000	503,750
Lowe’s Cos., Inc., 1.721%, 9/14/2018 (8)	2,000,000	2,013,834
McDonald’s Corp.:
2.100%, 12/7/2018	750,000	755,488
2.750%, 12/9/2020 (1)	1,500,000	1,533,516

		9,083,844
Semiconductors - 1.7%
QUALCOMM, Inc.:
1.540%, 5/20/2019 (8)	2,500,000	2,503,945
4.800%, 5/20/2045	1,500,000	1,621,922

		4,125,867
Software - 4.0%
Activision Blizzard, Inc., 4.500%, 6/15/2047	2,000,000	2,001,582
CA, Inc., 4.700%, 3/15/2027	2,500,000	2,671,822
Microsoft Corp.:
2.000%, 8/8/2023	1,750,000	1,710,975
2.875%, 2/6/2024 (1)	500,000	509,545
Oracle Corp.:
1.665%, 10/8/2019 (8)	2,000,000	2,018,486
2.400%, 9/15/2023	1,000,000	991,817

		9,904,227
Sovereign - 0.9%
Costa Rica Government International Bond, 7.158%, 3/12/2045 (6)	2,000,000	2,102,500
Telecommunications - 7.2%
AT&T, Inc.:
2.110%, 11/27/2018 (8)	1,235,000	1,246,182
5.150%, 3/15/2042	2,000,000	2,048,754
CenturyLink, Inc.:
7.600%, 9/15/2039	550,000	521,812
7.650%, 3/15/2042	2,000,000	1,897,500
Cisco Systems, Inc., 1.492%, 9/20/2019 (8)	2,000,000	2,011,826
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/2022	800,000	820,000
Motorola Solutions, Inc., 5.500%, 9/1/2044	1,000,000	1,014,551
T-Mobile USA, Inc., 6.500%, 1/15/2026 (1)	1,000,000	1,106,250
Telecom Italia Capital SA:
6.375%, 11/15/2033	500,000	539,525
7.200%, 7/18/2036	1,500,000	1,732,500
Telefonica Emisiones SAU, 5.213%, 3/8/2047	2,000,000	2,131,336
Verizon Communications, Inc., 2.871%, 9/14/2018 (8)	2,500,000	2,547,895

		17,618,131
Toys/Games/Hobbies - 0.8%
Mattel, Inc., 2.350%, 8/15/2021 (1)	2,000,000	1,978,808

Transportation - 0.2%
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (6)	500,000	546,660
Trucking & Leasing - 0.8%
Penske Truck Leasing Co. Lp, 3.300%, 4/1/2021 (1) (6)	2,000,000	2,051,430

Total Corporate Bonds & Notes (identified cost $223,874,743)		228,923,599

Municipals - 0.2%

California - 0.2%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	500,000	568,470

Total Municipals (identified cost $500,000)		568,470

U.S. Government & U.S. Government Agency Obligations - 3.5%

U.S. Treasury Bonds & Notes - 3.5%
2.000%, 11/30/2022 (1)	3,000,000	3,025,431
2.000%, 8/15/2025 (1)	2,500,000	2,475,880
3.500%, 2/15/2018 (1)	3,000,000	3,048,573

Total U.S. Government & U.S. Government Agency Obligations (identified cost $8,619,005)		8,549,884

Short-Term Investments - 22.1%

Collateral Pool Investments for Securities on Loan - 18.8%
Collateral pool allocation (3)		46,193,603

Mutual Funds - 3.3%
BMO Institutional Prime Money Market Fund - Premier Class, 0.860% (4)	8,055,381	8,056,992

Total Short-Term Investments (identified cost $54,250,595)		54,250,595

Total Investments - 119.0% (identified cost $287,244,343)		292,292,548
Other Assets and Liabilities - (19.0)%		(46,649,796)

Total Net Assets - 100.0%		$245,642,752

TCH Core Plus Bond Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2017

(Unaudited)

Description	Shares or Principal Amount	Value
Commercial Mortgage Securities - 0.0%

Private Sponsor - 0.0%
Bear Stearns Commercial Mortgage Securities, Class A4, (Series 2007-T28), 5.742%, 9/11/2042 (13)	$149,807	$150,371

Total Commercial Mortgage Securities (identified cost $102,862)		150,371

Corporate Bonds & Notes - 45.4%

Apparel - 0.4%
Ralph Lauren Corp., 2.125%, 9/26/2018	4,000,000	4,027,212
Auto Manufacturers - 2.7%
Daimler Finance North America LLC, 1.780%, 1/6/2020 (6) (8)	10,000,000	10,050,680
Ford Motor Co., 5.291%, 12/8/2046 (1)	1,500,000	1,510,487
Ford Motor Credit Co. LLC:
2.095%, 1/9/2018 (8)	7,000,000	7,022,708
2.104%, 11/4/2019 (8)	4,000,000	4,032,728
General Motors Financial Co., Inc., 4.000%, 1/15/2025 (1)	5,000,000	5,040,340

		27,656,943
Banks - 9.3%
Banco Santander SA, 2.718%, 4/11/2022 (8)	4,000,000	4,105,432
BB&T Corp., 1.701%, 6/15/2020 (8)	3,000,000	3,018,519
Canadian Imperial Bank of Commerce, 1.620%, 9/6/2019 (1) (8)	5,000,000	5,019,850
Capital One Financial Corp., 2.056%, 3/9/2022 (8)	1,500,000	1,500,294
Citigroup, Inc.:
1.860%, 4/27/2018 (1) (8)	8,000,000	8,034,352
2.032%, 6/7/2019 (1) (8)	4,500,000	4,540,297
2.176%, 12/8/2021 (1) (8)	1,250,000	1,261,483
2.485%, 9/1/2023 (8)	5,000,000	5,091,670
Goldman Sachs Group, Inc.:
2.277%, 4/26/2022 (8)	5,000,000	5,036,960
2.282%, 11/15/2018 (8)	5,000,000	5,057,735
2.313%, 4/23/2020 (1) (8)	8,000,000	8,143,304
2.372%, 4/30/2018 (8)	5,000,000	5,042,425
HSBC Holdings PLC, 2.849%, 5/25/2021 (8)	5,000,000	5,164,930
HSBC USA, Inc., 1.456%, 6/23/2017 (8)	4,000,000	4,000,820
JPMorgan Chase & Co.:
1.996%, 3/22/2019 (8)	3,500,000	3,535,336
2.202%, 6/7/2021 (8)	5,000,000	5,082,140
2.377%, 10/29/2020 (8)	4,000,000	4,088,264
Morgan Stanley, 1.890%, 1/5/2018 (8)	3,000,000	3,010,734
Toronto-Dominion Bank, 2.150%, 4/7/2021 (8)	4,500,000	4,596,255
U.S. Bank NA, 1.473%, 1/24/2020 (8)	4,000,000	4,014,464
Wells Fargo Bank NA, 1.792%, 5/24/2019 (8)	3,000,000	3,024,378
Westpac Banking Corp., 1.738%, 8/19/2019 (8)	4,000,000	4,021,728

		96,391,370
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc., 2.430%, 2/1/2021 (1) (8)	3,000,000	3,092,868
PepsiCo, Inc., 1.342%, 4/30/2018 (8)	5,000,000	5,007,550

		8,100,418
Chemicals - 2.0%
Braskem America Finance Co., 7.125%, 7/22/2041 (1) (6)	1,000,000	1,067,200
CF Industries, Inc., 5.150%, 3/15/2034 (1)	6,500,000	6,036,875

Mexichem SAB de C.V.:
5.875%, 9/17/2044 (1) (6)	2,000,000	2,005,000
6.750%, 9/19/2042 (1) (6)	6,400,000	6,944,000
Sherwin-Williams Co., 4.500%, 6/1/2047 (1)	4,000,000	4,113,992

		20,167,067
Computers - 3.3%
Apple, Inc., 2.250%, 2/23/2021	1,500,000	1,518,557
Dell International LLC, 8.350%, 7/15/2046 (1) (6)	5,500,000	7,086,255
Hewlett Packard Enterprise Co., 4.900%, 10/15/2025 (1)	2,000,000	2,119,460
International Business Machines Corp.:
1.400%, 1/27/2020 (8)	11,000,000	11,038,379
1.631%, 8/18/2017 (1) (8)	6,750,000	6,757,688
Seagate HDD Cayman:
4.875%, 6/1/2027 (1)	2,000,000	1,961,214
5.750%, 12/1/2034 (1)	3,500,000	3,352,989

		33,834,542
Diversified Financial Services - 1.8%
American Express Credit Corp.:
1.370%, 6/5/2017 (8)	7,500,000	7,500,000
1.782%, 7/31/2018 (1) (8)	3,000,000	3,015,033
1.951%, 11/5/2018 (8)	5,000,000	5,040,220
Jefferies Group, LLC, 6.500%, 1/20/2043	1,000,000	1,127,690
Legg Mason, Inc., 4.750%, 3/15/2026	1,950,000	2,079,392

		18,762,335
Electric - 0.4%
Comision Federal de Electricidad, 4.750%, 2/23/2027 (6)	4,000,000	4,080,000
Food - 1.7%
Kraft Heinz Foods Co., 3.000%, 6/1/2026 (1)	8,000,000	7,690,264
Mondelez International Holdings Netherlands BV, 1.782%, 10/28/2019 (6) (8)	7,000,000	7,038,031
Tyson Foods, Inc., 4.550%, 6/2/2047 (9)	3,000,000	3,086,757

		17,815,052
Healthcare-Products - 2.1%
Abbott Laboratories, 4.750%, 11/30/2036 (1)	6,500,000	6,943,690
Becton, Dickinson and Co., 4.685%, 12/15/2044 (1)	7,000,000	7,136,136
Medtronic, Inc., 1.931%, 3/15/2020 (1) (8)	7,000,000	7,123,536

		21,203,362
Holding Companies-Diversified - 0.1%
Leucadia National Corp., 6.625%, 10/23/2043	500,000	523,518
Insurance - 1.2%
Berkshire Hathaway Finance Corp., 1.408%, 1/11/2019 (8)	5,000,000	5,015,215
Berkshire Hathaway, Inc., 3.125%, 3/15/2026 (1)	2,000,000	2,040,338
Metropolitan Life Global Funding I, 1.582%, 12/19/2018 (6) (8)	5,000,000	5,020,755

		12,076,308
Internet - 1.1%
eBay, Inc.:
0.000%, 1/30/2023 (8) (9)	7,500,000	7,530,315
4.000%, 7/15/2042 (1)	4,000,000	3,534,832

		11,065,147
Iron/Steel - 1.1%
GTL Trade Finance, Inc., 7.250%, 4/16/2044 (1) (6)	6,500,000	6,376,500
Vale Overseas, Ltd.:
6.875%, 11/21/2036 (1)	3,000,000	3,240,000
8.250%, 1/17/2034 (1)	1,500,000	1,808,550

		11,425,050
Lodging - 0.3%
Wyndham Worldwide Corp., 4.150%, 4/1/2024	3,000,000	3,099,768
Media - 0.8%
Charter Communications Operating LLC, 4.464%, 7/23/2022	1,000,000	1,074,258
Viacom, Inc., 4.375%, 3/15/2043 (1)	6,500,000	5,747,716
Walt Disney Co., 1.510%, 5/30/2019 (8)	1,000,000	1,005,021

		7,826,995

Mining - 0.1%
Glencore Funding LLC, 4.625%, 4/29/2024 (6)	1,000,000	1,047,580
Oil & Gas - 3.5%
BP Capital Markets PLC, 2.007%, 9/16/2021 (8)	7,000,000	7,112,784
Chevron Corp., 1.303%, 3/3/2020 (8)	5,000,000	5,013,015
Ecopetrol SA:
5.375%, 6/26/2026	1,000,000	1,034,050
7.375%, 9/18/2043 (1)	6,000,000	6,494,400
Ensco PLC:
5.200%, 3/15/2025 (1)	4,500,000	3,834,855
5.750%, 10/1/2044	2,168,000	1,551,161
Exxon Mobil Corp., 1.800%, 2/28/2018 (8)	2,500,000	2,512,682
Petroleos Mexicanos:
5.625%, 1/23/2046 (1)	3,000,000	2,717,250
6.375%, 1/23/2045	2,500,000	2,492,750
Phillips 66, 1.806%, 4/15/2019 (6) (8)	2,000,000	2,002,706
Transocean, Inc., 9.100%, 12/15/2041	1,500,000	1,387,965

		36,153,618
Pharmaceuticals - 2.4%
Actavis Funding SCS:
4.550%, 3/15/2035 (1)	1,500,000	1,559,849
4.850%, 6/15/2044	1,500,000	1,603,315
Bristol-Myers Squibb Co., 2.000%, 8/1/2022 (1)	2,500,000	2,461,800
Express Scripts Holding Co., 4.800%, 7/15/2046 (1)	5,000,000	4,995,700
Merck & Co., Inc., 1.560%, 2/10/2020 (8)	4,500,000	4,532,004
Shire Acquisitions Investments Ireland DAC, 2.875%, 9/23/2023	7,000,000	6,944,721
Zoetis, Inc., 3.250%, 2/1/2023 (1)	2,500,000	2,578,670

		24,676,059
Pipelines - 0.5%
Energy Transfer LP:
5.150%, 3/15/2045 (1)	4,000,000	3,961,808
6.500%, 2/1/2042 (1)	1,000,000	1,140,566

		5,102,374
Real Estate Investment Trusts - 1.2%
EPR Properties:
5.250%, 7/15/2023	5,000,000	5,346,920
5.750%, 8/15/2022	1,000,000	1,111,157
Hospitality Properties Trust:
4.500%, 6/15/2023 (1)	1,000,000	1,055,581
4.500%, 3/15/2025	2,500,000	2,577,963
Wellltower, Inc., 4.500%, 1/15/2024	2,500,000	2,686,110

		12,777,731
Retail - 0.7%
CVS Health Corp., 2.250%, 12/5/2018 (1)	1,500,000	1,510,917
L Brands, Inc.:
6.950%, 3/1/2033 (1)	2,500,000	2,434,375
7.600%, 7/15/2037 (1)	1,500,000	1,511,250
McDonald’s Corp., 2.100%, 12/7/2018 (1)	2,000,000	2,014,634

		7,471,176
Semiconductors - 0.9%
QUALCOMM, Inc.:
1.648%, 5/20/2020 (8)	5,000,000	5,015,470
4.800%, 5/20/2045 (1)	4,000,000	4,325,124

		9,340,594
Software - 1.9%
Activision Blizzard, Inc., 4.500%, 6/15/2047	8,000,000	8,006,328
CA, Inc., 4.700%, 3/15/2027 (1)	4,000,000	4,274,916
Oracle Corp.:
1.665%, 10/8/2019 (1) (8)	3,600,000	3,633,275
2.400%, 9/15/2023 (1)	4,000,000	3,967,268

		19,881,787

Sovereign - 0.6%
Costa Rica Government International Bond:
5.625%, 4/30/2043 (6)	5,000,000	4,562,500
7.000%, 4/4/2044 (6)	2,000,000	2,082,500

		6,645,000
Telecommunications - 4.4%
AT&T, Inc., 5.150%, 3/15/2042 (1)	4,000,000	4,097,508
CenturyLink, Inc.:
7.600%, 9/15/2039	4,000,000	3,795,000
7.650%, 3/15/2042 (1)	6,750,000	6,404,062
Cisco Systems, Inc.:
1.441%, 6/15/2018 (8)	5,000,000	5,016,810
1.492%, 9/20/2019 (1) (8)	5,000,000	5,029,565
Frontier Communications Corp., 7.125%, 1/15/2023 (1)	2,000,000	1,742,500
Motorola Solutions, Inc., 5.500%, 9/1/2044	3,000,000	3,043,653
T-Mobile USA, Inc., 6.500%, 1/15/2026 (1)	1,500,000	1,659,375
Telefonica Emisiones SAU, 5.213%, 3/8/2047	5,000,000	5,328,340
Verizon Communications, Inc., 2.871%, 9/14/2018 (8)	9,500,000	9,682,001

		45,798,814
Transportation - 0.1%
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (6)	500,000	546,660

Total Corporate Bonds & Notes (identified cost $456,101,543)		467,496,480

Municipals - 0.0%

California - 0.0%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	300,000	341,082

Total Municipals (identified cost $300,000)		341,082

U.S. Government & U.S. Government Agency Obligations - 13.7%

U.S. Treasury Bonds & Notes - 13.7%
1.375%, 7/15/2018 (1)	2,826,400	2,892,702
1.750%, 1/15/2028 (1)	1,745,580	1,983,583
1.875%, 7/15/2019 (1)	5,709,000	6,007,963
2.000%, 7/31/2020 (1)	15,000,000	15,241,110
2.000%, 9/30/2020 (1)	5,000,000	5,078,710
2.000%, 11/30/2020 (1)	5,000,000	5,076,955
2.000%, 11/15/2021 (1)	10,000,000	10,132,620
2.000%, 2/15/2023 (1)	15,000,000	15,110,745
2.000%, 2/15/2025 (1)	5,000,000	4,969,140
2.000%, 8/15/2025 (1)	5,000,000	4,951,760
2.125%, 1/15/2019 (1)	5,109,795	5,320,436
2.125%, 8/15/2021 (1)	12,500,000	12,735,837
2.250%, 7/31/2018 (1)	10,000,000	10,119,140
2.250%, 8/15/2046 (1)	5,000,000	4,381,445
2.375%, 5/31/2018 (1)	7,500,000	7,586,865
2.500%, 5/15/2024 (1)	5,000,000	5,160,840
2.500%, 2/15/2045 (1)	7,500,000	6,977,048
3.500%, 2/15/2018 (1)	17,500,000	17,783,342

Total U.S. Government & U.S. Government Agency Obligations (identified cost $141,709,014)		141,510,241

U.S. Government Agency-Mortgage Securities - 32.9%

Federal Home Loan Mortgage Corporation - 16.5%
3.000%, 11/1/2042	1,314,812	1,329,757
3.000%, 4/1/2043	5,504,455	5,566,848
3.000%, 4/1/2043	1,579,498	1,597,347
3.000%, 4/1/2043	2,364,725	2,391,531
3.000%, 5/1/2043	2,768,139	2,797,509
3.000%, 7/1/2043	10,858,797	10,965,061

3.000%, 9/1/2043	10,969,084	11,071,821
3.000%, 4/1/2045	9,789,968	9,847,347
3.000%, 5/1/2045	5,384,005	5,415,566
3.000%, 9/1/2045	16,909,004	17,008,124
3.000%, 1/1/2046	17,405,895	17,507,963
3.000%, 4/1/2046	17,875,584	17,980,425
3.500%, 12/1/2040	927,794	964,060
3.500%, 12/1/2041	873,026	907,145
3.500%, 3/1/2042	344,787	358,272
3.500%, 12/1/2042	744,114	772,302
3.500%, 7/1/2043	4,815,666	4,998,016
3.500%, 9/1/2043	9,405,399	9,759,578
3.500%, 11/1/2043	7,617,699	7,905,998
3.500%, 1/1/2044	7,796,347	8,091,103
3.500%, 2/1/2044	8,145,380	8,452,958
3.500%, 11/1/2044	5,941,886	6,146,560
4.000%, 4/1/2026	471,864	497,196
4.000%, 10/1/2031	736,638	788,255
4.000%, 12/1/2039	635,664	674,189
4.000%, 12/1/2040	278,184	296,040
4.000%, 12/1/2040	3,395,124	3,601,846
4.000%, 3/1/2041	283,424	300,659
4.000%, 4/1/2041	6,891,657	7,354,336
4.000%, 8/1/2041	186,319	197,679
4.000%, 11/1/2041	722,154	766,184
4.500%, 9/1/2031	340,617	368,892
4.500%, 3/1/2039	141,187	152,775
4.500%, 5/1/2039	562,146	612,340
4.500%, 2/1/2040	147,655	159,747
4.500%, 11/1/2040	523,661	569,691
4.500%, 2/1/2041	1,091,361	1,181,040
5.000%, 12/1/2035	70,912	78,077
5.000%, 1/1/2038	36,250	39,714
5.000%, 3/1/2038	123,193	135,179
5.000%, 3/1/2038	41,577	45,804
5.000%, 2/1/2039	179,429	196,579
5.000%, 1/1/2040	197,125	218,173
6.000%, 6/1/2037	85,776	97,194
6.000%, 1/1/2038	101,399	114,944

		170,281,824
Federal National Mortgage Association - 16.2%
3.000%, 3/1/2043	3,080,590	3,115,521
3.000%, 7/1/2043	7,212,223	7,292,135
3.000%, 7/1/2043	14,317,099	14,477,207
3.000%, 8/1/2043	11,195,235	11,319,301
3.000%, 9/1/2044	9,374,613	9,466,325
3.000%, 1/1/2045	10,107,390	10,192,221
3.000%, 2/1/2045	14,366,498	14,474,821
3.000%, 6/1/2045	8,390,145	8,450,177
3.000%, 3/1/2046	16,554,628	16,660,362
3.000%, 7/1/2046	18,838,521	18,958,843
3.000%, 10/1/2046	19,375,581	19,499,333
3.500%, 7/1/2032	457,246	480,380
3.500%, 5/1/2042	1,148,903	1,194,768
3.500%, 10/1/2042	914,006	949,314
3.500%, 10/1/2042	1,024,545	1,062,654
3.500%, 10/1/2042	1,279,601	1,326,931
3.500%, 11/1/2042	585,750	608,320
3.500%, 12/1/2042	1,087,188	1,127,509
3.500%, 1/1/2043	3,508,754	3,659,560
3.500%, 5/1/2043	12,172,793	12,609,176
4.000%, 11/1/2040	359,609	381,803
4.000%, 1/1/2041	540,672	573,668
4.000%, 2/1/2041	489,761	519,590
4.000%, 2/1/2041	2,711,034	2,878,998
4.000%, 3/1/2041	206,021	219,491

4.000%, 11/1/2041	467,408	495,883
4.500%, 6/1/2039	797,403	870,548
4.500%, 8/1/2041	555,800	602,869
5.000%, 7/1/2022	262,636	279,821
5.000%, 3/1/2035	299,406	330,759
5.000%, 5/1/2042	762,433	839,639
5.500%, 2/1/2034	50,492	56,744
5.500%, 7/1/2036	270,025	303,378
5.500%, 8/1/2037	520,091	583,285
5.500%, 6/1/2038	68,868	77,194
6.000%, 12/1/2038	30,035	34,011
6.000%, 5/1/2039	200,290	228,935
6.500%, 10/1/2037	54,442	61,091
6.500%, 11/1/2037	39,262	43,701

		166,306,266
Government National Mortgage Association - 0.2%
4.000%, 10/15/2040	508,980	539,612
4.000%, 12/15/2040	639,327	679,094
4.000%, 4/15/2041	593,165	630,293
5.500%, 8/20/2038	99,099	104,727
5.500%, 2/15/2039	46,630	52,311
6.000%, 12/15/2038	63,716	72,325
6.000%, 1/15/2039	35,458	40,279

		2,118,641

Total U.S. Government Agency-Mortgage Securities (identified cost $335,772,639)		338,706,731

Short-Term Investments - 30.0%

Collateral Pool Investments for Securities on Loan - 21.6%
Collateral pool allocation (3)		222,487,988

Mutual Funds - 4.5%
BMO Institutional Prime Money Market Fund - Premier Class, 0.860% (4)	46,301,578	46,310,838

U.S. Treasury Bills - 3.9%
0.720%, 6/1/2017 (12)	$20,000,000	20,000,000
0.851%, 8/3/2017 (12)	20,000,000	19,968,380

Total U.S. Treasury Bills		39,968,380

Total Short-Term Investments (identified cost $308,766,788)		308,767,206

Total Investments - 122.0% (identified cost $1,242,752,846)		1,256,972,111
Other Assets and Liabilities - (22.0)%		(226,271,093)

Total Net Assets - 100.0%		$1,030,701,018

High Yield Bond Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2017

(Unaudited)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes - 96.0%

Aerospace/Defense - 1.2%
KLX, Inc., 5.875%, 12/1/2022 (6)	$52,000	$55,059
TransDigm, Inc., 6.500%, 7/15/2024	115,000	119,888

		174,947
Agriculture - 1.3%
Vector Group, Ltd., 6.125%, 2/1/2025 (6)	188,000	195,990
Airlines - 1.1%
United Continental Holdings, Inc., 6.000%, 12/1/2020	150,000	163,398
Auto Parts & Equipment - 2.8%
American Axle & Manufacturing, Inc., 6.625%, 10/15/2022	100,000	103,750
Goodyear Tire & Rubber Co., 5.000%, 5/31/2026	150,000	154,968
Tenneco, Inc., 5.000%, 7/15/2026	150,000	152,062

		410,780
Building Materials - 3.3%
Builders FirstSource, Inc., 5.625%, 9/1/2024 (6)	150,000	156,187
Norbord, Inc., 6.250%, 4/15/2023 (6)	120,000	128,400
U.S. Concrete, Inc., 6.375%, 6/1/2024	200,000	210,000

		494,587
Chemicals - 0.7%
A Schulman, Inc., 6.875%, 6/1/2023	90,000	96,075
Commercial Services - 6.8%
Avis Budget Car Rental LLC, 5.250%, 3/15/2025 (6)	150,000	139,219
Herc Rentals, Inc., 7.500%, 6/1/2022 (6)	269,000	287,158
Hertz Corp., 5.875%, 10/15/2020	100,000	95,250
Live Nation Entertainment, Inc., 4.875%, 11/1/2024 (6)	136,000	138,040
Prime Security Services Borrower LLC, 9.250%, 5/15/2023 (6)	200,000	219,168
United Rentals North America, Inc., 6.125%, 6/15/2023	128,000	135,425

		1,014,260
Computers - 2.2%
Dell, Inc., 6.500%, 4/15/2038	125,000	126,225
Western Digital Corp., 10.500%, 4/1/2024	175,000	205,538

		331,763
Cosmetics/Personal Care - 1.2%
Revlon Consumer Products Corp., 6.250%, 8/1/2024	200,000	178,500
Diversified Financial Services - 3.5%
Ally Financial, Inc., 8.000%, 11/1/2031	140,000	169,750
CIT Group, Inc., 5.000%, 8/15/2022	125,000	135,587
Fly Leasing, Ltd., 6.750%, 12/15/2020	200,000	212,500

		517,837
Electric - 1.5%
Dynegy, Inc., 7.375%, 11/1/2022	100,000	98,750
NRG Energy, Inc., 6.625%, 3/15/2023	125,000	129,388

		228,138
Electronics - 0.7%
Ingram Micro, Inc., 5.450%, 12/15/2024	100,000	101,672
Entertainment - 1.8%
AMC Entertainment Holdings, Inc., 5.875%, 2/15/2022	100,000	104,850
Cinemark USA, Inc., 4.875%, 6/1/2023	160,000	163,598

		268,448

Forest Products & Paper - 0.9%
Mercer International, Inc., 6.500%, 2/1/2024 (6)	125,000	130,313
Healthcare-Services - 8.2%
CHS/Community Health Systems, Inc.:
7.125%, 7/15/2020	125,000	123,594
8.000%, 11/15/2019	150,000	151,313
DaVita, Inc., 5.000%, 5/1/2025	212,000	211,205
Envision Healthcare Corp., 5.625%, 7/15/2022	150,000	157,106
HCA, Inc., 5.875%, 5/1/2023	240,000	262,651
LifePoint Health, Inc., 5.375%, 5/1/2024 (6)	159,000	160,590
Select Medical Corp., 6.375%, 6/1/2021	150,000	154,125

		1,220,584
Home Builders - 3.6%
Brookfield Residential Properties, Inc., 6.125%, 7/1/2022 (6)	150,000	154,875
TRI Pointe Group, Inc., 5.875%, 6/15/2024	176,000	185,240
William Lyon Homes, Inc., 5.875%, 1/31/2025 (6)	188,000	194,580

		534,695
Home Furnishings - 1.0%
Tempur Sealy International, Inc., 5.625%, 10/15/2023	150,000	155,250
Iron/Steel - 0.6%
United States Steel Corp., 8.375%, 7/1/2021 (6)	75,000	82,500
Leisure Time - 0.9%
ClubCorp Club Operations, Inc., 8.250%, 12/15/2023 (6)	127,000	139,302
Lodging - 1.2%
MGM Resorts International, 4.625%, 9/1/2026	175,000	176,094
Media - 8.1%
Altice Finco SA, 7.625%, 2/15/2025 (6)	200,000	209,250
CCO Holdings LLC, 5.500%, 5/1/2026 (6)	200,000	211,904
Nexstar Broadcasting, Inc., 6.125%, 2/15/2022 (6)	175,000	185,062
SFR Group SA, 7.375%, 5/1/2026 (6)	100,000	108,562
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (6)	50,000	51,375
UPCB Finance IV, Ltd., 5.375%, 1/15/2025 (6)	200,000	208,580
Virgin Media Finance PLC, 6.375%, 4/15/2023 (6)	220,000	231,825

		1,206,558
Metal Fabricate/Hardware - 1.1%
Novelis Corp., 5.875%, 9/30/2026 (6)	150,000	155,625
Mining - 4.6%
Aleris International, Inc., 9.500%, 4/1/2021 (6)	75,000	78,750
FMG Resources (August 2006) Pty, Ltd., 6.875%, 4/1/2022 (6)	100,000	103,525
Freeport-McMoRan, Inc., 3.550%, 3/1/2022	150,000	141,000
HudBay Minerals, Inc., 7.250%, 1/15/2023 (6)	75,000	78,750
Kaiser Aluminum Corp., 5.875%, 5/15/2024	100,000	105,750
Kinross Gold Corp., 6.875%, 9/1/2041	50,000	52,750
Teck Resources, Ltd., 4.750%, 1/15/2022	116,000	121,800

		682,325
Oil & Gas - 8.5%
EP Energy LLC, 9.375%, 5/1/2020	100,000	92,000
Gulfport Energy Corp., 6.625%, 5/1/2023	100,000	101,250
Halcon Resources Corp., 6.750%, 2/15/2025 (6)	125,000	117,187
MEG Energy Corp., 7.000%, 3/31/2024 (6)	150,000	130,500
Noble Holding International, Ltd., 7.750%, 1/15/2024	130,000	115,335
Oasis Petroleum, Inc., 6.875%, 3/15/2022	75,000	76,219
PBF Holding Co. LLC, 7.250%, 6/15/2025 (6)	50,000	49,469
QEP Resources, Inc., 5.250%, 5/1/2023	150,000	146,250
Rowan Cos., Inc., 7.375%, 6/15/2025	124,000	122,140
Transocean, Inc., 9.000%, 7/15/2023 (6)	150,000	157,500
Whiting Petroleum Corp., 5.750%, 3/15/2021	150,000	147,900

		1,255,750

Oil & Gas Services - 0.9%
Weatherford International, Ltd., 7.750%, 6/15/2021	128,000	135,569
Pipelines - 3.3%
Antero Midstream Partners LP, 5.375%, 9/15/2024 (6)	100,000	102,875
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/2027 (6)	75,000	84,375
7.000%, 6/30/2024	150,000	152,250
Genesis Energy LP, 6.750%, 8/1/2022	150,000	155,437

		494,937
Real Estate Investment Trusts - 3.0%
GEO Group, Inc., 5.875%, 10/15/2024	138,000	142,830
Iron Mountain, Inc., 5.750%, 8/15/2024	100,000	103,125
RHP Hotel Properties LP, 5.000%, 4/15/2023	150,000	154,312
SBA Communications Corp., 4.875%, 9/1/2024 (6)	50,000	50,850

		451,117
Retail - 3.0%
Asbury Automotive Group, Inc., 6.000%, 12/15/2024	100,000	102,812
JC Penney Corp., Inc., 5.650%, 6/1/2020	75,000	74,719
L Brands, Inc., 5.625%, 10/15/2023	117,000	124,166
New Red Finance, Inc., 4.250%, 5/15/2024 (6)	150,000	150,375

		452,072
Semiconductors - 1.4%
Amkor Technology, Inc., 6.375%, 10/1/2022	100,000	104,625
Micron Technology, Inc., 5.250%, 8/1/2023 (6)	100,000	103,250

		207,875
Software - 3.5%
ACI Worldwide, Inc., 6.375%, 8/15/2020 (6)	150,000	154,031
Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024	224,000	235,760
Rackspace Hosting, Inc., 8.625%, 11/15/2024 (6)	122,000	130,350

		520,141
Telecommunications - 12.8%
CenturyLink, Inc., 5.800%, 3/15/2022	200,000	210,000
Cincinnati Bell, Inc., 7.000%, 7/15/2024 (6)	150,000	157,875
CommScope, Inc., 5.500%, 6/15/2024 (6)	158,000	166,295
Frontier Communications Corp., 8.750%, 4/15/2022	125,000	117,344
GCI, Inc., 6.750%, 6/1/2021	219,000	225,844
Hughes Satellite Systems Corp., 7.625%, 6/15/2021	200,000	227,750
Inmarsat Finance PLC, 4.875%, 5/15/2022 (6)	150,000	154,125
Sprint Communications, Inc., 6.000%, 11/15/2022	100,000	106,750
Sprint Corp., 7.125%, 6/15/2024	110,000	124,011
Telecom Italia Capital SA, 6.000%, 9/30/2034	200,000	212,436
Telesat Canada, 8.875%, 11/15/2024 (6)	182,000	204,295

		1,906,725
Transportation - 1.3%
XPO Logistics, Inc., 6.500%, 6/15/2022 (6)	175,000	186,454

Total Corporate Bonds & Notes (identified cost $13,623,032)		14,270,281

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Institutional Prime Money Market Fund - Premier Class, 0.860% (4)	149,409	149,439

Total Short-Term Investments (identified cost $149,438)		149,439

Total Investments - 97.0% (identified cost $13,772,470)	14,419,720
Other Assets and Liabilities - 3.0%	450,623

Total Net Assets - 100.0%	$14,870,343

Government Money Market Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2017

(Unaudited)

Description	Shares or Principal Amount	Value
Mutual Funds - 6.8%
BlackRock Liquidity Funds T-Fund Portfolio - Institutional Class, 0.660%	85,000,000	$85,000,000
Invesco Government & Agency Portfolio - Institutional Class, 0.700%	145,000,000	145,000,000

Total Mutual Funds		230,000,000

Repurchase Agreements - 18.7%
Agreement with Fixed Income Clearing Corp., 0.090%, dated 5/31/2017, to be repurchased at $33,088,157 on 6/1/2017, collateralized by a U.S. Government Treasury Obligation with a maturity of 6/30/2018, with a market value of $33,753,248	$33,088,074	33,088,074
Agreement with Goldman Sachs Group, Inc., 0.800%, dated 5/31/2017, to be repurchased at $400,008,889 on 6/1/2017, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2047, with a market value of $406,800,085	400,000,000	400,000,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.800%, dated 5/31/2017, to be repurchased at $50,001,111 on 6/1/2017, collateralized by U.S. Government Agency Obligations with various maturities to 4/18/2036, with a market value of $50,792,900	50,000,000	50,000,000
Agreement with Toronto Dominion Bank, 0.800%, dated 5/31/2017, to be repurchased at $150,003,333 on 6/1/2017, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2045, with a market value of $152,515,482	150,000,000	150,000,000

Total Repurchase Agreements		633,088,074

U.S. Government & U.S. Government Agency Obligations - 84.9%

Federal Farm Credit Bank - 15.0%
0.700%, 6/1/2017 (12)	25,000,000	25,000,000
0.743%, 6/8/2017 (12)	51,600,000	51,592,549
0.891%, 9/28/2018 (8)	18,000,000	18,002,137
0.893%, 8/8/2018 (8)	15,000,000	15,000,000
0.900%, 12/3/2018 (8)	15,000,000	15,000,000
0.914%, 11/9/2018 (8)	10,000,000	9,999,305
0.920%, 4/24/2019 (8)	15,000,000	14,997,145
0.940%, 4/25/2019 (8)	10,000,000	9,998,093
0.945%, 7/20/2018 (8)	18,000,000	18,015,578
0.955%, 12/20/2018 (8)	15,500,000	15,499,371
0.967%, 1/23/2019 (8)	10,000,000	10,000,922
0.985%, 8/1/2017 (8)	10,000,000	9,999,488
0.994%, 10/25/2017 (8)	15,000,000	15,000,000
1.010%, 9/1/2017 (8)	15,000,000	15,000,000
1.013%, 1/8/2018 (8)	13,690,000	13,703,173
1.019%, 7/14/2017 (8)	5,000,000	5,000,125
1.020%, 1/22/2018 (8)	20,000,000	20,021,725
1.021%, 5/17/2018 (8)	12,900,000	12,919,999
1.028%, 12/8/2017 (8)	8,000,000	8,004,577
1.029%, 9/15/2017 (8)	8,100,000	8,103,435
1.031%, 1/17/2018 (8)	7,995,000	7,997,966
1.034%, 3/2/2018 (8)	25,950,000	25,993,314
1.039%, 4/9/2018 (8)	27,350,000	27,367,564
1.040%, 11/22/2017 (8)	5,000,000	5,004,955
1.040%, 3/22/2018 (8)	2,945,000	2,948,561
1.042%, 4/16/2018 (8)	21,075,000	21,087,846
1.054%, 11/27/2017 (8)	8,415,000	8,414,163
1.069%, 8/28/2017 (8)	23,000,000	23,004,284
1.084%, 8/29/2017 (8)	17,620,000	17,623,850
1.090%, 10/3/2018 (8)	15,050,000	15,055,874
1.109%, 11/13/2017 (8)	5,000,000	5,000,000
1.114%, 9/28/2017 (8)	6,500,000	6,505,989
1.114%, 9/14/2017 (8)	5,000,000	5,002,112
1.123%, 10/6/2017 (8)	5,300,000	5,305,974
1.137%, 1/26/2018 (8)	12,500,000	12,514,744
1.164%, 1/25/2018 (8)	3,500,000	3,500,473
1.193%, 3/26/2018 (8)	5,235,000	5,242,046

		508,427,337

Federal Home Loan Bank - 30.1%
0.644%, 8/11/2017 (12)	10,000,000	9,987,299
0.740%, 6/1/2017 (12)	8,700,000	8,700,000
0.741%, 6/2/2017 (12)	6,400,000	6,399,862
0.746%, 7/12/2017 (8)	20,000,000	20,000,000
0.755%, 6/12/2017 (12)	25,000,000	24,994,233
0.760%, 6/9/2017 (12)	12,048,000	12,045,965
0.763%, 6/14/2017 (12)	27,500,000	27,492,426
0.770%, 6/15/2017 (12)	15,000,000	14,995,508
0.775%, 8/1/2017 (8)	40,000,000	40,000,070
0.779%, 8/4/2017 (8)	25,000,000	25,000,000
0.782%, 6/16/2017 (12)	15,000,000	14,995,112
0.786%, 7/17/2017 (8)	5,000,000	4,999,752
0.786%, 7/17/2017 (8)	20,000,000	19,999,901
0.806%, 9/22/2017 (8)	24,000,000	24,000,000
0.812%, 6/23/2017 (12)	25,700,000	25,687,246
0.815%, 6/21/2017 (12)	25,000,000	24,988,681
0.815%, 2/2/2018 (8)	12,000,000	11,995,976
0.819%, 1/18/2018 (8)	15,000,000	15,000,000
0.820%, 10/20/2017 (8)	16,000,000	16,000,000
0.824%, 7/27/2017 (8)	10,000,000	10,000,130
0.825%, 6/28/2017 (12)	20,000,000	19,987,625
0.825%, 1/2/2018 (8)	10,000,000	10,000,000
0.830%, 7/12/2017 (12)	10,000,000	9,990,547
0.834%, 2/12/2018 (8)	14,000,000	14,000,000
0.842%, 9/7/2017 (8)	10,000,000	10,000,010
0.848%, 9/26/2017 (8)	20,000,000	20,000,000
0.852%, 1/23/2018 (8)	9,000,000	8,999,490
0.853%, 4/6/2018 (8)	15,000,000	15,000,000
0.859%, 1/25/2018 (8)	20,000,000	19,998,948
0.860%, 7/5/2017 (12)	9,325,000	9,317,426
0.861%, 10/25/2017 (8)	14,000,000	13,999,720
0.861%, 5/18/2018 (8)	20,000,000	20,000,000
0.863%, 1/26/2018 (8)	12,500,000	12,500,000
0.874%, 1/26/2018 (8)	15,000,000	15,000,000
0.885%, 7/21/2017 (12)	10,000,000	9,987,708
0.890%, 8/2/2017 (12)	20,000,000	19,969,344
0.890%, 8/16/2017 (8)	23,000,000	23,000,000
0.892%, 3/1/2018 (8)	10,000,000	10,003,862
0.920%, 7/19/2017 (12)	10,000,000	9,987,733
0.920%, 8/4/2017 (12)	20,000,000	19,967,289
0.930%, 8/14/2017 (12)	10,000,000	9,980,883
0.933%, 3/26/2018 (8)	18,500,000	18,500,000
0.937%, 7/23/2018 (8)	10,000,000	10,000,000
0.940%, 8/9/2017 (12)	10,000,000	9,981,983
0.940%, 11/22/2017 (8)	18,800,000	18,799,019
0.944%, 10/10/2017 (8)	23,000,000	23,000,000
0.950%, 2/1/2019 (8)	10,000,000	10,000,061
0.958%, 10/6/2017 (8)	5,000,000	5,002,519
0.959%, 9/15/2017 (8)	17,500,000	17,500,000
1.000%, 6/21/2017	5,000,000	5,000,508
1.002%, 11/13/2017 (8)	12,500,000	12,500,290
1.005%, 6/1/2017 (8)	5,000,000	5,000,000
1.008%, 12/8/2017 (8)	10,000,000	9,999,738
1.020%, 8/21/2017 (8)	10,000,000	10,000,000
1.026%, 5/17/2018 (8)	5,000,000	5,005,844
1.028%, 8/4/2017 (8)	3,000,000	3,001,333
1.032%, 9/5/2017 (8)	25,390,000	25,399,052
1.037%, 3/23/2018 (8)	25,000,000	25,000,134
1.039%, 7/12/2017 (8)	7,500,000	7,500,000
1.045%, 7/3/2017 (8)	2,500,000	2,500,000
1.056%, 11/17/2017 (8)	12,500,000	12,500,000
1.059%, 11/28/2017 (8)	20,725,000	20,724,860

1.062%, 12/5/2017 (8)	25,530,000	25,538,424
1.063%, 12/7/2017 (8)	17,535,000	17,544,845
1.070%, 11/3/2017 (8)	10,000,000	10,000,000
1.079%, 10/18/2017 (8)	5,000,000	5,000,000
1.089%, 11/6/2017 (8)	4,600,000	4,603,117
1.092%, 2/5/2018 (8)	1,700,000	1,702,622
1.105%, 9/11/2017 (8)	7,500,000	7,499,438
1.140%, 8/9/2017 (8)	32,435,000	32,448,175

		1,020,224,708
Federal Home Loan Mortgage Corporation - 7.5%
0.700%, 6/1/2017 (12)	50,000,000	50,000,000
0.710%, 6/14/2017 (12)	25,000,000	24,993,590
0.760%, 6/19/2017 (12)	24,600,000	24,590,652
0.770%, 6/20/2017 (12)	35,000,000	34,985,776
0.776%, 10/12/2017 (8)	15,000,000	15,000,000
0.800%, 9/28/2017	6,400,000	6,400,000
0.870%, 8/1/2017 (12)	5,600,000	5,591,745
0.905%, 8/10/2018 (8)	15,000,000	15,000,000
0.905%, 10/10/2018 (8)	20,000,000	20,000,000
0.906%, 7/25/2018 (8)	10,000,000	10,000,000
1.029%, 11/13/2017 (8)	36,935,000	36,953,013
1.140%, 7/21/2017 (8)	11,000,000	11,005,677

		254,520,453
Federal National Mortgage Association - 22.5%
0.702%, 6/2/2017 (12)	284,798,000	284,792,449
0.705%, 6/1/2017 (12)	333,630,000	333,630,000
0.740%, 6/7/2017 (12)	25,000,000	24,996,917
0.820%, 7/26/2017 (12)	30,000,000	29,962,417
0.824%, 7/5/2017 (12)	20,000,000	19,984,435
1.002%, 10/5/2017 (8)	29,555,000	29,567,028
1.003%, 9/8/2017 (8)	3,000,000	2,994,450
1.030%, 7/20/2017 (8)	29,445,000	29,451,181
1.128%, 1/11/2018 (8)	7,500,000	7,500,000

		762,878,877
U.S. Treasury Bonds & Notes - 9.8%
0.674%, 6/1/2017 (12)	150,000,000	150,000,000
0.700%, 6/15/2017 (12)	100,000,000	99,971,888
0.715%, 6/8/2017 (12)	55,000,000	54,992,354
0.740%, 6/22/2017 (12)	25,000,000	24,989,201

		329,953,443

Total U.S. Government & U.S. Government Agency Obligations		2,876,004,818

Total Investments - 110.4% (at amortized cost)		3,739,092,892
Other Assets and Liabilities - (10.4)%		(350,925,738)

Total Net Assets - 100.0%		$3,388,167,154

Tax-Free Money Market Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2017

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 101.2%

Alabama - 13.9%
Chatom Industrial Development Board:
1.000%, 12/1/2024 (13)	$6,000,000	$6,000,000
1.050%, 8/1/2037 (13)	9,000,000	9,000,000
City of Oxford, 0.950%, 9/1/2041 (13)	12,745,000	12,745,000
Mobile Industrial Development Board:
0.860%, 6/1/2034 (13)	10,050,000	10,050,000
0.880%, 6/1/2034 (13)	450,000	450,000
0.930%, 8/1/2017 (13)	4,200,000	4,200,000

		42,445,000
Colorado - 3.2%
Colorado Health Facilities Authority, 0.850%, 1/1/2035 (13)	9,900,000	9,900,000
Connecticut - 4.5%
State of Connecticut, 0.950%, 5/15/2034 (13)	12,700,000	12,700,000
Town of Hamden, 3.000%, 8/24/2017	1,000,000	1,004,670

		13,704,670
Florida - 11.3%
County of Brevard, 0.910%, 10/1/2019 (13)	800,000	800,000
County of Manatee, 0.820%, 9/1/2024 (13)	5,400,000	5,400,000
County of St. Lucie, 0.810%, 9/1/2028 (13)	5,000,000	5,000,000
Jacksonville Pollution Control, 0.850%, 6/12/2017	13,300,000	13,300,000
Miami-Dade County Industrial Development Authority, 0.810%, 6/1/2021 (13)	1,900,000	1,900,000
Putnam County Development Authority, 0.820%, 9/1/2024 (13)	2,400,000	2,400,000
Tender Option Bond Trust Receipts/Certificates, 0.880%, 11/1/2027 (6) (13)	5,695,000	5,695,000

		34,495,000
Georgia - 0.2%
Columbia County Development Authority, 0.860%, 8/1/2018 (13)	700,000	700,000
Illinois - 3.4%
Jackson-Union Counties Regional Port District, 0.770%, 4/1/2024 (13)	2,400,000	2,400,000
Phoenix Realty Special Account-U LP, 0.820%, 4/1/2020 (13)	8,075,000	8,075,000

		10,475,000
Indiana - 2.5%
Tender Option Bond Trust Receipts/Certificates, 0.960%, 5/14/2026 (6) (13)	7,770,000	7,770,000
Iowa - 1.4%
Iowa Finance Authority:
0.810%, 9/1/2036 (13)	3,200,000	3,200,000
0.880%, 3/1/2022 (13)	1,175,000	1,175,000

		4,375,000
Maryland - 3.6%
County of Montgomery:
0.820%, 6/19/2017	1,000,000	1,000,000
0.840%, 6/19/2017	10,000,000	10,000,000

		11,000,000
Michigan - 3.5%
Michigan Strategic Fund:
0.820%, 12/1/2033 (13)	9,500,000	9,500,000
0.820%, 6/1/2039 (13)	1,260,000	1,260,000

		10,760,000

Minnesota - 4.8%
City of Ramsey, 0.980%, 12/1/2023 (13)	2,090,000	2,090,000
Minnesota Higher Education Facilities Authority:
0.810%, 4/1/2035 (13)	7,420,000	7,420,000
0.820%, 3/1/2024 (13)	2,000,000	2,000,000
0.840%, 3/1/2033 (13)	3,215,000	3,215,000

		14,725,000
Mississippi - 1.2%
Mississippi Business Finance Corp.:
0.800%, 12/1/2030 (13)	700,000	700,000
1.150%, 5/1/2037 (13)	2,823,000	2,823,000

		3,523,000
Missouri - 4.4%
City of St. Louis, 2.000%, 6/1/2017	3,400,000	3,400,000
Greene County Industrial Development Authority, 0.880%, 5/1/2039 (13)	1,025,000	1,025,000
Missouri Health & Educational Facilities Authority, 0.820%, 10/1/2035 (13)	8,900,000	8,900,000

		13,325,000
Nebraska - 0.2%
Nebraska Investment Finance Authority, 1.000%, 9/1/2031 (13)	600,000	600,000
New York - 12.4%
City of New York:
0.820%, 4/1/2042 (13)	8,000,000	8,000,000
0.830%, 4/1/2036 (13)	1,300,000	1,300,000
0.850%, 8/1/2024 (13)	5,430,000	5,430,000
New York City Water & Sewer System:
0.810%, 6/15/2039 (13)	3,500,000	3,500,000
0.810%, 6/15/2048 (13)	195,000	195,000
0.830%, 6/15/2044 (13)	930,000	930,000
Tender Option Bond Trust Receipts/Certificates, 0.860%, 1/1/2024 (6) (13)	2,000,000	2,000,000
Triborough Bridge & Tunnel Authority, 0.830%, 11/1/2032 (13)	16,700,000	16,700,000

		38,055,000
Ohio - 2.4%
County of Allen, 0.820%, 6/1/2034 (13)	200,000	200,000
County of Franklin, 0.780%, 12/1/2046 (9) (13)	4,000,000	4,000,000
County of Licking, 2.000%, 5/23/2018	1,200,000	1,209,246
Port of Greater Cincinnati Development Authority:
0.930%, 11/1/2023 (13)	1,675,000	1,675,000
0.930%, 11/1/2025 (13)	315,000	315,000

		7,399,246
Rhode Island - 1.0%
City of East Providence, 2.000%, 7/27/2017	3,000,000	3,004,928
South Dakota - 4.2%
South Dakota Housing Development Authority:
0.940%, 5/1/2048 (13)	6,685,000	6,685,000
0.940%, 11/1/2048 (13)	6,255,000	6,255,000

		12,940,000
Texas - 9.0%
Dallam County Industrial Development Corp., 0.830%, 5/1/2039 (13)	2,800,000	2,800,000
Harris County Cultural Education Facilities Finance Corp.:
0.800%, 12/1/2024 (13)	9,990,000	9,990,000
0.800%, 12/1/2027 (13)	2,730,000	2,730,000
Harris County Health Facilities Development Corp., 0.800%, 12/1/2041 (13)	1,115,000	1,115,000
Mission Economic Development Corp., 0.820%, 4/1/2022 (13)	11,000,000	11,000,000

		27,635,000
Washington - 10.2%
Seattle Housing Authority, 0.910%, 6/1/2040 (13)	1,000,000	1,000,000
Tender Option Bond Trust Receipts/Certificates:
0.930%, 6/15/2029 (6) (13)	11,320,000	11,320,000
0.930%, 6/15/2033 (6) (13)	3,070,000	3,070,000
Washington Health Care Facilities Authority, 0.820%, 8/15/2041 (13)	13,000,000	13,000,000
Washington State Housing Finance Commission, 0.860%, 7/1/2028 (13)	2,920,000	2,920,000

		31,310,000

Wisconsin - 3.9%
Burlington Area School District, 1.000%, 9/20/2017	2,000,000	2,000,602
Pewaukee School District, 1.000%, 9/27/2017	2,400,000	2,401,151
PMA, 2.000%, 10/20/2017	5,800,000	5,822,632
Wisconsin Health & Educational Facilities Authority, 0.760%, 5/1/2030 (13)	1,805,000	1,805,000

		12,029,385

Total Municipals		310,171,229

Mutual Funds - 0.0%
BlackRock Liquidity Funds T-Fund Portfolio - Institutional Class, 0.670%	61,823	61,823

Total Mutual Funds		61,823

Total Investments - 101.2% (at amortized cost)		310,233,052
Other Assets and Liabilities - (1.2)%		(3,669,802)

Total Net Assets - 100.0%		$306,563,250

Prime Money Market Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2017

(Unaudited)

Description	Shares or Principal Amount	Value
Certificates of Deposit - 22.3%

Banks - 14.7%
Bank of Nova Scotia/Houston, 1.419%, 7/13/2017 (8)	$2,500,000	$2,500,000
Canadian Imperial Bank of Commerce/New York, 1.411%, 8/17/2017 (8)	2,500,000	2,500,000
Commonwealth Bank of Australia/New York, 1.430%, 2/2/2018 (8)	2,000,000	2,000,532
HSBC Bank USA NA:
1.340%, 3/20/2018 (8)	2,500,000	2,500,000
1.469%, 10/13/2017 (8)	2,500,000	2,500,000
1.724%, 8/4/2017 (8)	1,250,000	1,250,000
Mizuho Bank, Ltd., 1.395%, 9/1/2017 (8)	2,500,000	2,500,000
Nordea Bank Finland PLC/New York, 1.537%, 6/16/2017 (8)	2,500,000	2,500,000
Skandinaviska Enskilda Banken AB, 1.310%, 9/21/2017 (8)	2,500,000	2,500,000
Sumitomo Mitsui Banking Corp./New York:
1.146%, 9/18/2017 (8)	2,500,000	2,500,089
1.403%, 8/8/2017 (8)	2,500,000	2,500,000
Swedbank (New York):
0.910%, 6/1/2017	7,500,000	7,500,000
0.910%, 6/6/2017	7,500,000	7,500,000
Toronto Dominion Bank:
1.329%, 3/13/2018 (8)	2,500,000	2,500,000
1.435%, 11/1/2017 (8)	2,500,000	2,500,000
1.514%, 1/10/2018 (8)	2,750,000	2,750,000
1.519%, 11/20/2017 (8)	2,000,000	2,000,000
1.606%, 7/12/2017 (8)	2,000,000	2,000,000
Wells Fargo Bank NA:
1.147%, 12/19/2017 (8)	3,000,000	3,000,000
1.429%, 2/14/2018 (8)	2,500,000	2,500,000
1.459%, 10/11/2017 (8)	2,500,000	2,500,000
1.530%, 11/16/2017 (8)	1,850,000	1,850,000

		62,350,621
European Time Deposit - 7.6%
DNB NOR Bank ASA Cayman, 0.820%, 6/1/2017	16,000,000	16,000,000
Svenska Handelsbanken, Inc., 0.820%, 6/1/2017	16,000,000	16,000,000

		32,000,000

Total Certificates of Deposit		94,350,621

Commercial Paper - 56.4%

Asset-Backed Securities - 26.3%
Atlantic Asset Securitization LLC:
0.970%, 6/2/2017 (6) (12)	2,900,000	2,899,922
1.315%, 1/2/2018 (6) (8)	2,500,000	2,500,000
1.329%, 12/15/2017 (6) (8)	2,500,000	2,500,000
1.440%, 9/21/2017 (6) (12)	2,500,000	2,488,800
Bedford Row Funding Corp.:
1.230%, 2/21/2018 (6) (8)	2,250,000	2,250,000
1.269%, 12/18/2017 (6) (8)	2,500,000	2,500,000
1.346%, 7/17/2017 (6) (8)	3,750,000	3,749,973
1.375%, 8/1/2017 (6) (8)	2,250,000	2,250,000
1.560%, 10/6/2017 (6) (8)	2,500,000	2,502,714
Chesham Finance Ltd., 0.930%, 6/1/2017 (6) (12)	16,200,000	16,200,000
Kells Funding LLC, 0.920%, 6/1/2017 (6) (12)	7,000,000	7,000,000
Manhattan Asset Funding Co.:
1.133%, 8/8/2017 (6) (8)	3,500,000	3,500,000
1.165%, 6/2/2017 (6) (8)	4,500,000	4,500,000
1.344%, 9/28/2017 (6) (8)	2,500,000	2,500,000
1.563%, 6/7/2017 (6) (8)	2,000,000	2,000,000

Old Line Funding LLC:
1.135%, 11/8/2017 (6) (8)	3,000,000	3,000,000
1.213%, 7/6/2017 (6) (8)	2,500,000	2,500,000
1.429%, 7/24/2017 (6) (8)	2,250,000	2,250,000
1.450%, 7/24/2017 (6) (8)	1,250,000	1,250,000
Regency Markets No. 1 LLC:
0.980%, 6/8/2017 (6) (12)	7,500,000	7,498,571
0.980%, 6/14/2017 (6) (12)	5,000,000	4,998,230
1.050%, 6/27/2017 (6) (12)	2,500,000	2,498,104
Ridgefield Funding Co. LLC:
0.870%, 6/1/2017 (6) (12)	4,500,000	4,500,000
1.150%, 6/13/2017 (6) (12)	2,500,000	2,499,042
Thunder Bay Funding LLC:
1.299%, 8/14/2017 (6) (8)	2,500,000	2,500,000
1.399%, 7/11/2017 (6) (8)	2,500,000	2,500,000
Victory Receivables Corp.:
0.990%, 6/19/2017 (6) (12)	3,000,000	2,998,515
1.000%, 6/7/2017 (6) (12)	5,000,000	4,999,167
1.000%, 6/8/2017 (6) (12)	4,000,000	3,999,222
1.000%, 6/12/2017 (6) (12)	4,000,000	3,998,778

		111,331,038
Automobiles - 0.6%
Toyota Motor Credit Corp., 1.504%, 8/3/2017 (8)	2,500,000	2,500,000
Consumer Products - 1.8%
Colgate-Palmolive Co., 0.820%, 6/5/2017 (6) (12)	7,500,000	7,499,317
Diversified Financial Services - 5.2%
Collateralized Commercial Paper Co. LLC:
1.317%, 10/23/2017 (8)	2,500,000	2,500,000
1.394%, 11/28/2017 (8)	2,500,000	2,502,400
JP Morgan Securities LLC:
1.242%, 9/5/2017 (8)	2,500,000	2,500,000
1.470%, 7/10/2017 (8)	2,500,000	2,500,000
National Rural Utilities:
0.880%, 6/2/2017 (12)	6,000,000	5,999,853
0.880%, 6/14/2017 (12)	6,000,000	5,998,093

		22,000,346
Food & Beverage - 3.5%
Cargill, Inc., 0.880%, 6/1/2017 (6) (12)	15,000,000	15,000,000
Foreign Banks - 7.9%
Commonwealth Bank of Australia:
1.192%, 5/11/2018 (6) (8)	2,500,000	2,500,000
1.579%, 6/19/2017 (6) (8)	2,500,000	2,500,000
HSBC Bank PLC, 1.341%, 9/15/2017 (8)	3,250,000	3,250,000
National Australia Bank, Ltd., 1.343%, 3/6/2018 (6) (8)	2,000,000	2,000,000
Natixis, NY Branch, 0.820%, 6/1/2017 (12)	16,000,000	16,000,000
Suncorp Metway, Ltd.:
1.330%, 7/17/2017 (6) (12)	2,500,000	2,495,751
1.360%, 8/9/2017 (6) (12)	2,250,000	2,244,135
Westpac Banking Corp., 1.506%, 10/20/2017 (6) (8)	2,500,000	2,500,000

		33,489,886
Machinery Manufacturing - 2.7%
Illinois Tool Works, Inc.:
0.840%, 6/7/2017 (6) (12)	5,000,000	4,999,300
0.850%, 6/8/2017 (6) (12)	6,500,000	6,498,926

		11,498,226
Pharmaceuticals - 3.0%
Novartis Finance Corp.:
0.830%, 6/1/2017 (6) (12)	5,000,000	5,000,000
0.840%, 6/2/2017 (6) (12)	7,500,000	7,499,825

		12,499,825

Transportation & Logistics - 1.2%
Paccar Financial Corp., 0.850%, 6/15/2017 (12)	5,000,000	4,998,347
Utilities - 1.2%
Florida Power & Light Co., 1.000%, 6/13/2017 (12)	5,000,000	4,998,333
Winding Up Agencies - 3.0%
Erste Abwicklungsanstalt:
0.900%, 6/14/2017 (6) (12)	5,000,000	4,998,375
1.060%, 6/26/2017 (6) (12)	2,500,000	2,498,160
1.169%, 7/18/2017 (6) (8)	2,500,000	2,500,000
1.213%, 9/7/2017 (6) (8)	2,500,000	2,500,000

		12,496,535

Total Commercial Paper		238,311,853

Municipals - 3.8%

Colorado - 1.2%
Colorado Housing & Finance Authority, 0.950%, 10/1/2036 (13)	4,800,000	4,800,000
Tennessee - 2.6%
Johnson City Health & Educational Facilities Board, 0.950%, 8/15/2043 (13)	11,075,000	11,075,000

Total Municipals		15,875,000

Mutual Funds - 5.9%
BlackRock Liquidity Funds T-Fund Portfolio - Institutional Class, 0.660%	7,500,000	7,500,000
Invesco Government & Agency Portfolio - Institutional Class, 0.700%	17,500,000	17,500,000

Total Mutual Funds		25,000,000

Repurchase Agreements - 11.6%
Agreement with Fixed Income Clearing Corp., 0.090%, dated 5/31/2017, to be repurchased at $24,144,590 on 6/1/2017, collateralized by a U.S. Government Treasury Obligations with various maturities to 11/15/2018, with a market value of $24,631,058	$24,144,529	24,144,529
Agreement with Goldman Sachs Group, Inc., 0.800%, dated 5/31/2017, to be repurchased at $25,000,556 on 6/1/2017, collateralized by U.S. Government Agency Obligations with various maturities to 10/1/2046, with a market value of $25,411,797	25,000,000	25,000,000

Total Repurchase Agreements		49,144,529

Total Investments - 100.0% (at amortized cost)		422,682,003
Other Assets and Liabilities - 0.0%		(114,339)

Total Net Assets - 100.0%		$422,567,664

Institutional Prime Money Market Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2017

(Unaudited)

Description	Shares or Principal Amount	Value
Certificates of Deposit - 19.4%

Banks - 19.4%
Bank of Nova Scotia/Houston:
1.419%, 7/13/2017 (8)	$2,500,000	$2,501,482
1.590%, 6/21/2017 (8)	2,500,000	2,500,960
Canadian Imperial Bank of Commerce/New York, 1.411%, 8/17/2017 (8)	2,000,000	2,001,818
Commonwealth Bank of Australia/New York, 1.430%, 2/2/2018 (8)	2,000,000	2,004,264
Credit Suisse AG/New York, 1.739%, 6/12/2017 (8)	5,000,000	5,001,370
HSBC Bank USA NA:
1.340%, 3/20/2018 (8)	2,500,000	2,503,235
1.469%, 10/13/2017 (8)	2,500,000	2,504,006
1.492%, 7/5/2017 (8)	2,500,000	2,501,446
1.724%, 8/4/2017 (8)	1,225,000	1,226,567
Mizuho Bank, Ltd.:
1.395%, 9/1/2017 (8)	2,500,000	2,502,446
1.624%, 6/19/2017 (8)	2,000,000	2,000,735
Nordea Bank Finland PLC/New York, 1.537%, 6/16/2017 (8)	3,500,000	3,500,953
Skandinaviska Enskilda Banken AB, 1.310%, 9/21/2017 (8)	2,500,000	2,502,004
Sumitomo Mitsui Banking Corp./New York:
1.146%, 9/18/2017 (8)	2,500,000	2,499,867
1.403%, 8/8/2017 (8)	2,500,000	2,501,772
Svenska Handelsbanken, Inc.:
1.289%, 9/15/2017 (8)	2,500,000	2,502,049
1.715%, 8/1/2017 (8)	2,200,000	2,202,832
Swedbank (New York):
0.910%, 6/1/2017	7,500,000	7,500,001
0.910%, 6/6/2017	7,500,000	7,500,004
Toronto Dominion Bank:
1.329%, 3/13/2018 (8)	2,500,000	2,503,379
1.435%, 11/1/2017 (8)	2,000,000	2,003,088
1.514%, 1/10/2018 (8)	2,250,000	2,254,521
1.519%, 11/20/2017 (8)	2,000,000	2,004,128
1.606%, 7/12/2017 (8)	3,000,000	3,002,217
Wells Fargo Bank NA:
1.147%, 12/19/2017 (8)	3,000,000	3,000,627
1.429%, 2/14/2018 (8)	2,500,000	2,505,557
1.459%, 10/11/2017 (8)	2,000,000	2,003,142
1.500%, 6/6/2017 (8)	3,000,000	3,000,297
1.530%, 11/16/2017 (8)	1,850,000	1,853,675

Total Certificates of Deposit (identified cost $82,025,948)		82,088,442

Commercial Paper - 57.1%

Asset-Backed Securities - 26.4%
Atlantic Asset Securitization LLC:
0.970%, 6/2/2017 (6) (12)	2,000,000	1,999,893
1.315%, 1/2/2018 (6) (8)	2,500,000	2,500,072
1.329%, 12/15/2017 (6) (8)	2,500,000	2,500,065
1.440%, 9/21/2017 (6) (12)	2,500,000	2,490,175
Bedford Row Funding Corp.:
1.230%, 2/21/2018 (6) (8)	2,250,000	2,250,601
1.269%, 12/18/2017 (6) (8)	2,500,000	2,502,389
1.346%, 7/17/2017 (6) (8)	3,500,000	3,501,677
1.375%, 8/1/2017 (6) (8)	2,250,000	2,251,651
1.560%, 10/6/2017 (6) (8)	2,500,000	2,504,453
Chesham Finance Ltd., 0.930%, 6/1/2017 (6) (12)	16,000,000	15,999,587

Kells Funding LLC, 0.920%, 6/1/2017 (6) (12)	7,000,000	6,999,825
Manhattan Asset Funding Co.:
0.950%, 6/14/2017 (6) (12)	3,000,000	2,998,877
1.133%, 8/8/2017 (6) (8)	3,000,000	3,000,341
1.165%, 6/2/2017 (6) (8)	3,500,000	3,500,052
1.320%, 8/28/2017 (6) (12)	2,000,000	1,994,205
1.344%, 9/28/2017 (6) (8)	2,500,000	2,501,159
1.563%, 6/7/2017 (6) (8)	2,000,000	2,000,256
Old Line Funding LLC:
1.135%, 11/8/2017 (6) (8)	3,000,000	3,000,063
1.213%, 7/6/2017 (6) (8)	2,500,000	2,500,000
1.429%, 7/24/2017 (6) (8)	2,250,000	2,250,015
1.450%, 7/24/2017 (6) (8)	1,250,000	1,250,008
Regency Markets No. 1 LLC:
0.980%, 6/8/2017 (6) (12)	6,250,000	6,248,685
0.980%, 6/14/2017 (6) (12)	3,500,000	3,498,689
1.050%, 6/27/2017 (6) (12)	2,500,000	2,498,097
Ridgefield Funding Co. LLC:
0.870%, 6/1/2017 (6) (12)	4,500,000	4,499,884
1.150%, 6/13/2017 (6) (12)	3,300,000	3,298,856
Thunder Bay Funding LLC:
1.299%, 8/14/2017 (6) (8)	2,500,000	2,500,024
1.399%, 7/11/2017 (6) (8)	2,500,000	2,499,987
Victory Receivables Corp.:
1.000%, 6/7/2017 (6) (12)	5,000,000	4,998,887
1.000%, 6/8/2017 (6) (12)	3,500,000	3,499,108
1.000%, 6/12/2017 (6) (12)	3,500,000	3,498,650
1.010%, 6/19/2017 (6) (12)	4,000,000	3,997,498

		111,533,729
Automobiles - 0.6%
Toyota Motor Credit Corp., 1.504%, 8/3/2017 (8)	2,500,000	2,502,404
Consumer Products - 1.8%
Colgate-Palmolive Co., 0.820%, 6/5/2017 (6) (12)	7,500,000	7,499,175
Diversified Financial Services - 4.8%
Collateralized Commercial Paper Co. LLC:
1.317%, 10/23/2017 (8)	2,500,000	2,502,314
1.394%, 11/28/2017 (8)	2,500,000	2,503,254
JP Morgan Securities LLC:
1.242%, 9/5/2017 (8)	2,500,000	2,501,516
1.470%, 7/10/2017 (8)	2,500,000	2,501,407
National Rural Utilities:
0.880%, 6/9/2017 (12)	4,000,000	3,999,123
0.880%, 6/14/2017 (12)	6,150,000	6,147,895

		20,155,509
Food & Beverage - 3.5%
Cargill, Inc., 0.880%, 6/1/2017 (6) (12)	15,000,000	14,999,659
Foreign Banks - 8.2%
Commonwealth Bank of Australia:
1.192%, 5/11/2018 (6) (8)	2,500,000	2,500,860
1.579%, 6/19/2017 (6) (8)	2,500,000	2,500,860
HSBC Bank PLC, 1.341%, 9/15/2017 (8)	3,250,000	3,253,006
National Australia Bank, Ltd., 1.343%, 3/6/2018 (6) (8)	2,000,000	2,002,578
Natixis, NY Branch, 0.820%, 6/1/2017 (12)	16,500,000	16,499,581
Nordea Bank AB, 1.100%, 7/27/2017 (6) (12)	1,000,000	998,339
Suncorp Metway, Ltd.:
1.330%, 7/17/2017 (6) (12)	2,000,000	1,996,940
1.360%, 8/9/2017 (6) (12)	2,250,000	2,244,715
Westpac Banking Corp., 1.506%, 10/20/2017 (6) (8)	2,500,000	2,504,114

		34,500,993
Machinery Manufacturing - 3.5%
Illinois Tool Works, Inc.:
0.840%, 6/7/2017 (6) (12)	5,000,000	4,999,150
0.850%, 6/2/2017 (6) (12)	10,000,000	9,999,516

Pharmaceuticals - 3.0%
Novartis Finance Corp.:
0.830%, 6/1/2017 (6) (12)	5,000,000	4,999,883
0.840%, 6/2/2017 (6) (12)	7,500,000	7,499,650

		12,499,533
Transportation & Logistics - 1.2%
Paccar Financial Corp., 0.850%, 6/15/2017 (12)	5,000,000	4,998,165
Utilities - 1.2%
Florida Power & Light Co., 1.000%, 6/13/2017 (12)	5,000,000	4,997,962
Winding Up Agencies - 2.9%
Erste Abwicklungsanstalt:
0.900%, 6/14/2017 (6) (12)	5,000,000	4,998,347
1.060%, 6/26/2017 (6) (12)	2,500,000	2,498,437
1.169%, 7/18/2017 (6) (8)	2,500,000	2,500,730
1.213%, 9/7/2017 (6) (8)	2,500,000	2,501,141

		12,498,655

Total Commercial Paper (identified cost $241,153,861)		241,184,450

Mutual Funds - 5.8%
BlackRock Liquidity Funds T-Fund Portfolio - Institutional Class, 0.660%	9,552,908	9,552,908
Invesco Government & Agency Portfolio - Institutional Class, 0.700%	15,000,000	15,000,000

Total Mutual Funds (identified cost $24,552,908)		24,552,908

Repurchase Agreements - 17.7%
Agreement with Goldman Sachs Group, Inc., 0.800%, dated 5/31/2017, to be repurchased at $25,000,556 on 6/1/2017, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2046, with a market value of $25,413,925	$25,000,000	25,000,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.800%, dated 5/31/2017, to be repurchased at $50,001,111 on 6/1/2017, collateralized by U.S. Government Agency Obligations with various maturities to 4/18/2036, with a market value of $50,797,078	50,000,000	50,000,000

Total Repurchase Agreements (identified cost $75,000,000)		75,000,000

Total Investments - 100.0% (identified cost $422,732,717)		422,825,800
Other Assets and Liabilities - 0.0%		(195,091)

Total Net Assets - 100.0%		$422,630,709

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of May 31, 2017. Call dates contained within the Schedules of Investments represent the next possible date the security can be redeemed, at the option of the issuer, determined as of May 31, 2017. Maturity dates contained within the Schedules of Investments represent the stated legal maturity date or mandatory put date. Certain securities may be subject to demand features which allow the security to be redeemed prior to final maturity date. In accordance with Rule 2a-7, securities held in the money market funds provide for the return of principal and interest within 397 days due to a scheduled final maturity date or through specific demand features. Demand features entitle a Fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 calendar days’ notice or (2) at specified intervals not exceeding 397 calendar days.

(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.

(2)	Non-income producing.

(3)	Please refer to Note 3, Securities Lending, in the Additional Information Associated with the Schedules of Investments.

(4)	Denotes an investment in an affiliated entity. Please refer to Note 6, Investments in Affiliated Issuers, in the Additional Information Associated with the Schedules of Investments.

(5)	Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of a particular underlying equity security or market.

(6)	Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At May 31, 2017 these securities amounted to:

Fund	Amount	% of Total Net Assets
TCH Emerging Markets Bond Fund	$8,992,633	61.46%
Alternative Strategies Fund
Long	3,576,841	3.38
Short	473,644	0.44
Global Long/Short Equity Fund
Long	26,780	0.28
Short	141,267	1.49
Ultra Short Tax-Free Fund	98,610,913	15.82
Short Tax-Free Fund	11,917,618	6.37
Short-Term Income Fund	26,553,320	11.13
Intermediate Tax-Free Fund	26,661,913	1.66
Strategic Income Fund	21,021,444	26.12
TCH Intermediate Income Fund	6,153,014	17.30
TCH Corporate Income Fund	26,220,977	10.67
TCH Core Plus Bond Fund	59,910,367	5.81
High Yield Bond Fund	5,972,270	40.16
Tax-Free Money Market Fund	29,855,000	9.74
Prime Money Market Fund	184,564,827	43.68
Institutional Prime Money Market Fund	188,777,823	44.67

(7)	Foreign security value denominated in U.S. Dollars. Principal amount listed represents adjusted par in local currency.

(8)	Denotes a floating rate security. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of May 31, 2017.

(9)	Purchased on a when-issued or delayed delivery basis.

(10)	Issue is in default or bankruptcy.

(11)	All or a portion of this security is segregated as collateral for securities sold short.

(12)	Each issue shows the rate of the discount at the time of purchase.

(13)	Denotes a variable rate security.

(14)	Securities that are subject to alternative minimum tax of the Ultra Short Tax-Free Fund, Short Tax-Free Fund and Intermediate Tax-Free Fund portfolios’ represent 0.06%, 0.86% and 2.49%, as calculated based upon total portfolio market value.

(15)	Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(16)	Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.

(17)	Securities have redemption features that may delay redemption beyond seven days.

The following acronyms may be referenced throughout this report:

ACA	-	American Capital Access Corporation
ADED	-	Arkansas Department of Economic Development
ADR	-	American Depository Receipt
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	American Municipal Bond Assurance Corporation
AMT	-	Alternative Minimum Tax
BAM	-	Build America Mutual Assurance Company
BHAC	-	Berkshire Hathaway Assurance Corporation
BMA	-	Bond Market Association
CFC	-	Cooperative Finance Corporation
CIFG	-	CDC IXIS Financial Guaranty
CMI	-	California Mortgage Insurance
COLL	-	Collateralized
ETF	-	Exchange Traded Fund
FDIC	-	Federal Depository Insurance Corporation
FGIC	-	Financial Guaranty Insurance Corporation
FHA	-	Federal Housing Administration
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
FRN	-	Floating Rate Note
FSA	-	Financial Security Assurance Corporation
GDR	-	Global Depository Receipt
GNMA	-	Government National Mortgage Association
GO	-	Government Obligation
HFDC	-	Health Facility Development Corporation
HUD	-	Department of Housing and Urban Development
IDC	-	Industrial Development Corporation
IMI	-	Investors Mortgage Insurance Company
INS	-	Insured
LIQ	-	Liquidity Agreement
LLC	-	Limited Liability Corporation
LOC	-	Letter of Credit
LP	-	Limited Partnership
LT	-	Limited Tax
MAC	-	Municipal Assurance Corporation
MBIA	-	Municipal Bond Insurance Association
MHF	-	Maryland Housing Fund
MTN	-	Medium Term Note
NATL-RE	-	National Rural Utilities Cooperative Finance Corporation Reinsurance
PCA	-	Pollution Control Authority
PLC	-	Public Limited Company
PSF	-	Permanent School Fund Guaranteed
PUFG	-	Permanent University Fund Guarantee
Q-SBLF	-	Qualified School Bond Loan Fund
RADIAN	-	Radian Asset Assurance
REITs	-	Real Estate Investment Trusts
REMIC	-	Real Estate Mortgage Investment Conduit
SAW	-	State Aid Withholding
TCRs	-	Transferable Custody Receipts
TLGP	-	Temporary Liquidity Guarantee Program
TRANs	-	Tax and Revenue Anticipation Notes
UT	-	Unlimited Tax
VRNs	-	Variable Rate Notes
XLCA	-	XL Capital Assurance

Additional Information Associated with the Schedules of Investments (Unaudited)

1. Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of May 31, 2017, the Corporation consisted of 44 portfolios, including 29 diversified within this quarterly report (individually referred to as the “Fund,” or collectively as the “Funds”) each with differing share class offerings, as well as 10 target retirement an 5 target risk portfolios which are disclosed, with Notes to Schedules of Investments, separately within this quarterly report. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

BMO Fund names as displayed throughout this report	Fund Inception Date	Investment Objective
Low Volatility Equity Fund	September 28, 2012	To provide capital appreciation.
Dividend Income Fund	December 29,2011	To provide capital appreciation and current income.
Large-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Large-Cap Growth Fund	November 20, 1992	To provide capital appreciation.
Mid-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Mid-Cap Growth Fund	September 30, 1993	To provide capital appreciation.
Small-Cap Value Fund	February 28, 2011	To provide capital appreciation.
Small-Cap Core Fund	December 27, 2013	To provide capital appreciation.
Small-Cap Growth Fund	October 31, 1995	To provide capital appreciation.
Global Low Volatility Equity Fund(1)	September 30, 2013	To provide capital appreciation.
Disciplined International Equity Fund (1)	September 17, 2015	To provide capital appreciation.
Pyrford International Stock Fund(1)	December 29, 2011	To provide capital appreciation.
LGM Emerging Markets Equity Fund(1)	December 22, 2008	To provide capital appreciation.
TCH Emerging Markets Bond Fund(1)	September 30, 2013	To maximize total return consistent with current income.
Alternative Strategies Fund (1)	December 16, 2014	To provide capital appreciation with an emphasis on absolute returns.
Global Long/Short Equity Fund (1)	September 17, 2015	To provide capital appreciation.
Ultra Short Tax-Free Fund	September 30, 2009	To provide current income exempt from federal income tax consistent with preservation of capital.
Short Tax-Free Fund	November 29, 2012	To provide current income exempt from federal income tax consistent with preservation of capital.
Short-Term Income Fund	November 1, 1992	To maximize total return consistent with current income.
Intermediate Tax-Free Fund	February 1, 1994	To provide a high level of current income exempt from federal income tax consistent with preservation of capital.
Strategic Income Fund (2)	December 13, 1992	To provide current income.
TCH Intermediate Income Fund	November 19, 1992	To maximize total return consistent with current income.
TCH Corporate Income Fund	December 22, 2008	To maximize total return consistent with current income.
TCH Core Plus Bond Fund	December 22, 2008	To maximize total return consistent with current income.
High Yield Bond Fund (3)	December 29, 2011	To maximize total return consistent with current income.
Government Money Market Fund	May 17, 2004	To provide current income consistent with stability of principal
Tax-Free Money Market Fund	September 22, 2004	To provide current income that is exempt from federal income tax and is consistent with stability of principal.
Prime Money Market Fund	November 23, 1992	To provide current income consistent with stability of principal
Institutional Prime Money Market Fund	June 3, 2016	To provide current income consistent with stability of principal

(1)	Collectively referred to as the “International Funds”.

(2)	Name change effective May 8, 2017. Prior to that date the Fund was known as the BMO Mortgage Income Fund.

(3)	Name change effective March 7, 2017. Prior to that date the Fund was known as the BMO Monegy High Yield Bond Fund.

2. Federal Tax Information

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, derivatives, foreign currency, and the discount accretion/premium amortization of debt securities.

The identified cost for tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at May 31, 2017 are as follows:

Fund	Cost of Investments for Federal Tax Purposes		Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Low Volatility Equity Fund	$221,093,149		$15,608,937	$(4,514,343)	11,094,594
Dividend Income Fund	151,893,004		24,139,673	(2,080,564)	22,059,109
Large Cap Value Fund	452,678,631		55,059,456	(5,400,234)	49,659,222
Large-Cap Growth Fund	436,462,948		81,132,375	(3,677,787)	77,454,588
Mid-Cap Value Fund	290,124,858		29,990,600	(3,863,902)	26,126,698
Mid-Cap Growth Fund	152,913,070		17,955,846	(1,330,377)	16,625,469
Small-Cap Value Fund	88,636,033		8,110,918	(2,569,915)	5,541,003
Small-Cap Core Fund	23,739,086		2,977,673	(700,164)	2,277,509
Small-Cap Growth Fund	202,953,477		20,509,356	(5,920,295)	14,589,061
Global Low Volatility Equity Fund	48,981,720		6,384,885	(997,064)	5,387,821
Disciplined International Equity Fund	74,082,614		10,128,892	(1,184,914)	8,943,978
Pyrford International Stock Fund	565,366,111		86,879,371	(27,010,198)	59,869,173
LGM Emerging Markets Equity Fund	125,521,728		32,003,343	(4,155,882)	27,847,461
TCH Emerging Markets Bond Fund	17,263,636		419,220	(174,309)	244,911
Alternative Strategies Fund	106,840,646		6,731,557	(2,218,667)	4,512,890
Global Long-Short Equity Fund	12,062,569		1,256,591	(266,765)	989,826
Ultra Short Tax-Free Fund	624,870,370		784,373	(300,600)	483,773
Short Tax-Free Fund	185,383,578		1,430,087	(277,637)	1,152,450
Short-Term Income Fund	279,144,987		1,572,534	(422,023)	1,150,511
Intermediate Tax-Free Fund	1,532,760,266		65,741,637	(3,694,421)	62,047,216
Strategic Income Fund	86,990,625		1,609,111	(210,958)	1,398,153
TCH Intermediate Income Fund	46,774,356		1,005,079	(238,436)	766,643
TCH Corporate Income Fund	287,244,343		6,271,444	(1,223,239)	5,048,205
TCH Core Plus Bond Fund	1,242,763,474		20,217,467	(6,008,830)	14,208,637
High Yield Bond Fund	13,779,390		717,687	(77,357)	640,330
Government Money Market Fund	3,739,092,892	*
Tax-Free Money Market Fund	310,083,052	*
Prime Money Market Fund	422,682,003	*
Institutional Prime Money Market Fund	422,732,717		98,040	(4,957)	93,083

*	at amortized cost

3. Securities Lending

Certain Funds participate in one of two securities lending programs, providing for the lending of corporate bonds, equity, and government securities to qualified brokers, in exchange for the opportunity to earn additional income for participating. State Street Bank & Trust Company and BMO Harris N.A. serve as the securities lending agents for the International Funds and non-International Funds participating in the programs, respectively. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities and accrued interest loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset dates), and money market funds. The valuation of collateral is discussed in “Investment Valuations” in Note 4 of the Additional Information Associated with the Schedules of Investments. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund also is subject to the risks associated with the investments of cash collateral received from the borrower.

Cash collateral received as part of the International Funds securities lending program was invested in the following security as of May 31, 2017:

Description	Value
State Street Navigator Securities Lending Government Portfolio Money Market Fund, 0.739%	$20,420,178

Fund	Value of Securities Loaned	Payable for Return of Securities Lending Collateral
Global Low Volatility Equity Fund	$1,688,102	$1,804,993
Disciplined International Equity Fund	2,448,437	2,599,710
Pyrford International Stock Fund	11,578,552	12,101,082
LGM Emerging Markets Equity Fund	879,380	939,049
TCH Emerging Markets Bond Fund	2,584,389	2,633,850
Global Long/Short Equity Fund	328,862	341,494

Total	$19,507,722	$20,420,178

Cash collateral received as part of the non-International Funds securities lending program was jointly pooled and invested in the following securities as of May 31, 2017 (1):

Description	Value
Apple Inc., 0.820%, 6/9/2017 (3)	$7,631,652
Atlantic Asset Securitization LLC, 1.315%, 1/2/2018 (2)	12,500,000
Atlantic Asset Securitization LLC, 1.329%, 12/15/2017 (2)	7,500,000
Atlantic Asset Securitization LLC, 1.450%, 9/21/2017 (3)	5,957,280
Bank of Nova Scotia, 1.419%, 7/13/2017 (2)	5,303,143
Bank of Nova Scotia, 1.475%, 2/2/2018 (2)	4,009,092
Bank of Nova Scotia, 1.590%, 6/21/2017 (2)	5,001,920
Bedford Row Funding Corp., 1.208%, 2/21/2018 (2)	5,000,000
Bedford Row Funding Corp., 1.269%, 12/18/2017 (2)	5,000,000
Bedford Row Funding Corp., 1.348%, 7/17/2017 (2)	5,002,395
Bedford Row Funding Corp., 1.375%, 8/1/2017 (2)	7,850,000
BlackRock Liquidity Funds FedFund Portfolio, 0.680%	8,275,024
BMO Government Money Market Fund, 0.620%	40,000,000
BMO Institutional Prime Money Market Fund, 0.860%	310,062,000

Canadian Imperial Bank of Commerce, 1.411%, 8/17/2017 (2)	5,505,000
Cargill Inc., 0.900%, 6/1/2017 (3)	10,735,732
Chariot Funding LLC, 0.901%, 6/6/2017 (3)	11,990,100
Chesham Finance, Ltd., 0.930%, 6/1/2017 (3)	14,999,613
Colgate Palmolive Co., 0.830%, 6/5/2017 (3)	15,992,253
Colgate Palmolive Co., 0.830%, 6/7/2017 (3)	9,995,158
Colgate Palmolive Co., 0.831%, 6/12/2017 (3)	15,989,671
Collateralized Commercial Paper Co. LLC, 1.317%, 10/23/2017 (2)	5,800,000
Commonwealth Bank of Australia, 1.192%, 5/11/2018 (2)	6,000,000
Commonwealth Bank of Australia, 1.579%, 6/19/2017 (2)	5,000,000
Erste Abwicklungsanstalt, 0.900%, 6/14/2017 (3)	9,996,500
Erste Abwicklungsanstalt, 1.064%, 6/26/2017 (3)	7,473,721
Erste Abwicklungsanstalt, 1.133%, 8/23/2017 (3)	7,727,376
Erste Abwicklungsanstalt, 1.169%, 7/18/2017 (2)	5,000,000
Erste Abwicklungsanstalt, 1.213%, 9/7/2017 (2)	6,500,000
HSBC Bank, PLC, 1.340%, 3/20/2018 (2)	5,006,470
HSBC Bank, PLC, 1.341%, 9/15/2017 (2)	7,500,000
HSBC Bank, PLC, 1.469%, 10/13/2017 (2)	6,510,413
HSBC Bank, PLC, 1.492%, 7/5/2017 (2)	5,703,295
HSBC Bank, PLC, 1.724%, 8/4/2017 (2)	2,503,198
Illinois Tool Works, Inc., 0.850%, 6/5/2017 (3)	9,997,167
Illinois Tool Works, Inc., 0.850%, 6/8/2017 (3)	9,997,875
JP Morgan Securities LLC, 1.242%, 9/5/2017 (2)	7,100,000
JP Morgan Securities LLC, 1.475%, 7/10/2017 (2)	6,500,000
Jupiter Securitization Co., 0.901%, 6/7/2017 (3)	9,993,500
Manhattan Asset Funding Co., 0.930%, 6/2/2017 (3)	5,836,944
Manhattan Asset Funding Co., 0.991%, 6/12/2017 (3)	12,489,000
Manhattan Asset Funding Co., 1.133%, 8/8/2017 (2)	10,500,000
Manhattan Asset Funding Co., 1.344%, 9/28/2017 (2)	7,500,000
Manhattan Asset Funding Co., 1.563%, 6/7/2017 (2)	6,500,000
Mizuho Bank Ltd, 1.395%, 9/1/2017 (2)	6,506,357
National Australia Bank Ltd., 1.343%, 3/6/2018 (2)	5,000,000
National Rural Utilities Co., 0.870%, 6/7/2017 (3)	9,994,925
National Rural Utilities Co., 0.880%, 6/2/2017 (3)	14,991,933
National Rural Utilities Co., 0.890%, 6/1/2017 (3)	8,620,735
Natixis, NY Branch, 0.910%, 6/2/2017 (3)	9,998,230
Natixis, NY Branch, 0.910%, 6/6/2017 (3)	14,997,346
Nordea Bank AB, 1.537%, 6/16/2017 (2)	5,001,360
Old Line Funding LLC, 1.135%, 11/8/2017 (2)	14,900,000
Old Line Funding LLC, 1.213%, 7/6/2017 (2)	6,500,000
Old Line Funding LLC, 1.429%, 7/24/2017 (2)	6,750,000
Old Line Funding LLC, 1.429%, 7/24/2017 (2)	3,250,000
Paccar Financial Corp., 0.850%, 6/15/2017 (3)	7,496,281
Regency Markets No.1 LLC, 0.981%, 6/14/2017 (3)	5,995,100
Regency Markets No.1 LLC, 0.981%, 6/8/2017 (3)	12,488,090
Regency Markets No.1 LLC, 1.051%, 6/27/2017 (3)	9,992,125
Skandinaviska Enskilda Banken AB, 1.310%, 9/21/2017 (2)	7,230,787
Sumitomo Mitsui Banking Corp., 1.122%, 9/18/2017 (2)	7,499,602
Sumitomo Mitsui Banking Corp., 1.403%, 8/8/2017 (2)	5,003,545
Suncorp Metway Ltd., 1.101%, 7/11/2017 (3)	4,993,583
Suncorp Metway Ltd., 1.339%, 7/17/2017 (3)	4,966,565
Suncorp Metway Ltd., 1.369%, 8/9/2017 (3)	7,448,150
Svenska Handelsbaken, Inc., 1.001%, 6/1/2017 (3)	3,495,917
Svenska Handelsbaken, Inc., 1.289%, 9/15/2017 (2)	7,005,733
Svenska Handelsbaken, Inc., 1.715%, 8/1/2017 (2)	5,281,789
Swedbank, 0.910%	10,000,000
Swedbank, 0.910%	9,999,997
Thunder Bay Funding LLC, 1.304%, 8/14/2017 (2)	7,500,000
Thunder Bay Funding LLC, 1.399%, 7/11/2017 (2)	7,500,000
Toronto Dominion Bank, 1.329%, 3/13/2018 (2)	5,507,436
Toronto Dominion Bank, 1.435%, 11/1/2017 (2)	8,012,352
Toronto Dominion Bank, 1.514%, 1/10/2018 (2)	6,513,059
Toronto Dominion Bank, 1.519%, 11/20/2017 (2)	5,010,320
Toronto Dominion Bank, 1.558%, 10/17/2017 (2)	5,008,930
Toronto Dominion Bank, 1.606%, 7/12/2017 (2)	5,003,695
Toyota Motor Credit Corp., 1.504%, 8/3/2017 (2)	7,500,000
Victory Receivables Corp., 1.001%, 6/12/2017 (3)	12,488,542
Victory Receivables Corp., 1.001%, 6/7/2017 (3)	6,694,671
Victory Receivables Corp., 1.001%, 6/8/2017 (3)	11,990,000
Victory Receivables Corp., 1.052%, 6/13/2017 (3)	10,380,625
Wal-Mart Stores, Inc., 0.82%, 6/6/2017 (3)	12,493,736
Wal-Mart Stores, Inc., 0.841%, 6/5/2017 (3)	21,989,013
Wells Fargo Bank NA, 1.147%, 12/19/2017 (2)	5,651,181
Wells Fargo Bank NA, 1.392%, 7/5/2017 (2)	7,503,593
Wells Fargo Bank NA, 1.429%, 2/14/2018 (2)	5,011,115
Wells Fargo Bank NA, 1.459%, 10/11/2017 (2)	5,007,855
Wells Fargo Bank NA, 1.530%, 11/16/2017 (2)	5,009,935
Westpac Banking Corp., 1.506%, 10/20/2017 (2)	6,000,000
Other	(171,789)

Total	$1,064,447,911

Fund	Value of Securities Loaned	Payable for Return of Securities Lending Collateral
Low Volatility Equity Fund	$80,817,487	$82,650,298
Dividend Income Fund	56,106,272	57,378,672
Large-Cap Value Fund	161,345,285	165,004,337
Large-Cap Growth Fund	160,076,363	163,706,638
Mid-Cap Value Fund	101,935,528	104,247,262
Mid-Cap Growth Fund	54,191,538	55,420,515
Small-Cap Value Fund	27,804,832	28,435,401
Small-Cap Core Fund	7,920,172	8,099,789
Small-Cap Growth Fund	70,125,467	71,715,800
Short-Term Income Fund	40,292,629	41,206,402
Strategic Income Fund	9,700,666	9,920,661
TCH Intermediate Income Fund	7,803,573	7,980,545
TCH Corporate Income Fund	45,169,237	46,193,603
TCH Core Plus Bond Fund	217,554,208	222,487,988

Total	$1,040,843,257	$1,064,447,911

(1)	The collateral pool is managed by the fixed income group within the Adviser. Each Fund owns a pro-rata interest in the collateral pool determined by the value of securities on loan for such Fund.

(2)	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of May 31, 2017.

(3)	Each issue shows the rate of the discount at the time of purchase.

4. Fair Value Measurements Discussion and Disclosure

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange, including NASDAQ. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value. Investments in other open-end registered investment companies are valued at net asset value. The money market funds use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the respective Fund or the financial statements presented.

Securities held in certain funds may be listed on foreign exchanges that do not value their listed securities at the same time each Fund calculates its NAV. Most foreign markets close well before each Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Funds have retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value.

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States of America (“GAAP”), and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3 - significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

In May 2015, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standard Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Unit (or Its Equivalent), modifying ASC 820. Under the modifications, investments in private investment funds valued at net asset value are no longer included in the fair value hierarchy. The Funds did not hold any Level 3 securities as of May 31, 2017. It is the Funds’ policy to recognize transfers between category levels at the end of the period. There were no transfers between Levels 1 and 2 or Levels 2 and 3 at the end of this period.

The following is a summary of the inputs used, as of May 31, 2017, in valuing the Funds’ assets:

Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$165,840,525	$—	$—	$165,840,525
Short-Term Investments	2,060,626	82,650,298	—	84,710,924

Total	$167,901,151	$82,650,298	$—	$250,551,449

Dividend Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$114,191,938	$—	$—	$114,191,938
Short-Term Investments	2,381,503	57,378,672	—	59,760,175

Total	$116,573,441	$57,378,672	$—	$173,952,113

Large-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$330,228,617	$—	$—	$330,228,617
Short-Term Investments	7,104,899	165,004,337	—	172,109,236

Total	$337,333,516	$165,004,337	$—	$502,337,853

Large-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$343,780,931	$—	$—	$343,780,931
Short-Term Investments	6,429,967	163,706,638	—	170,136,605

Total	$350,210,898	$163,706,638	$—	$513,917,536

Mid-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$208,286,912	$—	$—	$208,286,912
Short-Term Investments	3,717,382	104,247,262	—	107,964,644

Total	$212,004,294	$104,247,262	$—	$316,251,556

Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$112,374,720	$—	$—	$112,374,720
Short-Term Investments	1,906,396	55,420,515	—	57,326,911

Total	$114,281,116	$55,420,515	$—	$169,701,631

Small-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$64,522,954	$—	$—	$64,522,954
Short-Term Investments	1,218,681	28,435,401	—	29,654,082

Total	$65,741,635	$28,435,401	$—	$94,177,036

Small-Cap Core Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$17,617,554	$—	$—	$17,617,554
Short-Term Investments	299,251	8,099,789	—	8,399,040

Total	$17,916,805	$8,099,789	$—	$26,016,594

Small-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$141,892,234	$—	$—	$141,892,234
Short-Term Investments	3,934,504	71,715,800	—	75,650,304

Total	$145,826,738	$71,715,800	$—	$217,542,538

Global Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$51,835,135	$—	$—	$51,835,135
Short-Term Investments	2,534,406	—	—	2,534,406

Total	$54,369,541	$—	$—	$54,369,541

Discplined International Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$74,695,749	$—	$—	$74,695,749
Short-Term Investments	8,330,843	—	—	8,330,843

Total	$83,026,592	$—	$—	$83,026,592

Pyrford International Stock Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$566,190,642	$—	$—	$566,190,642
Switzerland	—	3,962,749	—	3,962,749
Preferred Stocks(1)	10,186,180	—	—	10,186,180
Short-Term Investments	44,895,713	—	—	44,895,713

Total	$621,272,535	$3,962,749	$—	$625,235,284

LGM Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$139,077,914	$—	$—	$139,077,914
Common Stock Units	3,050,692	—	—	3,050,692
Participation Notes	—	4,227,471	—	4,227,471
Short-Term Investments	7,013,112	—	—	7,013,112

Total	$149,141,718	$4,227,471	$—	$153,369,189

TCH Emerging Markets Bond Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$7,700,529	$—	$7,700,529
International Bonds	—	5,800,975	—	5,800,975
Short-Term Investments	4,007,043	—	—	4,007,043

Total	$4,007,043	$13,501,504	$—	$17,508,547

Alternative Strategies Fund (2)
	Level 1	Level 2	Level 3	Total
Assets-Long
Bank Loans	$—	$6,689,533	$—	$6,689,533
Common Stock Units	63,870	—	—	63,870
Common Stocks(1)	52,444,567	—	—	52,444,567
Convertible Bonds	—	881,933	—	881,933
Corporate Bonds & Notes	—	4,991,309	—	4,991,309
Limited Partnership Units	595,816	—	—	595,816
Purchased Options	1,051,796	—	—	1,051,796
U.S. Government & U.S. Government Agency Obligations	—	25,053	—	25,053
Short-Term Investments	32,114,872	12,494,787	—	44,609,659

Total	$86,270,921	$25,082,615	$—	$111,353,536

Liabilities-Short
Common Stocks(1)	$21,299,138	$—	$—	$21,299,138
Corporate Bonds & Notes	—	1,586,080	—	1,586,080
Exchange Traded Funds	6,119,442	—	—	6,119,442
Written Options	1,154,370	—	—	1,154,370

Total	$28,572,950	$1,586,080	$—	$30,159,030

Global Long/Short Equity Fund
	Level 1	Level 2	Level 3	Total
Assets-Long
Common Stocks(1)	$9,035,086	$—	$—	$9,035,086
Short-Term Investments	4,017,309	—	—	4,017,309

Total	$13,052,395	$—	$—	$13,052,395

Liabilities-Short
Common Stocks(1)	$3,260,205	$—	$—	$3,260,205

Total	$3,260,205	$—	$—	$3,260,205

Ultra Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$585,126,057	$—	$585,126,057
Short-Term Investments	88,581	40,139,505	—	40,228,086

Total	$88,581	$625,265,562	$—	$625,354,143

Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$184,571,534	$—	$184,571,534
Mutual Funds	863,068	—	—	863,068
Short-Term Investments	98,336	1,003,090	—	1,101,426

Total	$961,404	$185,574,624	$—	$186,536,028

Short-Term Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$51,454,864	$—	$51,454,864
Collateralized Mortgage Obligations	—	6,025,805	—	6,025,805
Commercial Mortgage Securities	—	14,144,239	—	14,144,239
Corporate Bonds & Notes	—	117,991,792	—	117,991,792
Mutual Funds	3,656,425	—	—	4,660,768	*
U.S. Government & U.S. Government Agency Obligations	—	36,999,657	—	36,999,657
U.S. Government Agency-Mortgage Securities	—	1,302,540	—	1,302,540
Short-Term Investments	5,109,390	42,606,443	—	47,715,833

Total	$8,765,815	$270,525,340	$—	$280,295,498

* Total includes a $1,004,343 private placement senior loan fund holding valued using practical expedient.

Intermediate Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$1,573,456,026	$—	$1,573,456,026
Exchange Traded Funds	4,904,341	—	—	4,904,341
Mutual Funds	16,350,125	—	—	16,350,125
Short-Term Investments	96,990	—	—	96,990

Total	$21,351,456	$1,573,456,026	$—	$1,594,807,482

Strategic Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$261,957	$—	$261,957
Collateralized Mortgage Obligations	—	9,471,862	—	9,471,862
Commercial Mortgage Securities	—	8,934,120	—	8,934,120
Corporate Bonds & Notes	—	33,694,371	—	33,694,371
U.S. Government Agency-Mortgage Securities	—	24,228,045	—	24,228,045
Short-Term Investments	1,877,762	9,920,661	—	11,798,423

Total	$1,877,762	$86,511,016	$—	$88,388,778

TCH Intermediate Income Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$32,740,010	$—	$32,740,010
Short-Term Investments	6,053,801	7,980,545	—	14,034,346

Total	$6,053,801	$40,720,555	$—	$46,774,356

TCH Corporate Income Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$228,923,599	$—	$228,923,599
Municipals	—	568,470	—	568,470
U.S. Government & U.S. Government Agency Obligations	—	8,549,884	—	8,549,884
Short-Term Investments	8,056,992	46,193,603	—	54,250,595

Total	$8,056,992	$284,235,556	$—	$292,292,548

TCH Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Commercial Mortgage Securities	$—	$150,371	$—	$150,371
Corporate Bonds & Notes	—	467,496,480	—	467,496,480
Municipals	—	341,082	—	341,082
U.S. Government & U.S. Government Agency Obligations	—	141,510,241	—	141,510,241
U.S. Government Agency-Mortgage Securities	—	338,706,731	—	338,706,731
Short-Term Investments	46,310,838	262,456,368	—	308,767,206

Total	$46,310,838	$1,210,661,273	$—	$1,256,972,111

High Yield Bond Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$14,270,281	$—	$14,270,281
Short-Term Investments	149,439	—	—	149,439

Total	$149,439	$14,270,281	$—	$14,419,720

Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$230,000,000	$—	$—	$230,000,000
Repurchase Agreements	—	633,088,074	—	633,088,074
U.S. Government & U.S. Government Agency Obligations	—	2,876,004,818	—	2,876,004,818

Total	$230,000,000	$3,509,092,892	$—	$3,739,092,892

Tax-Free Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$310,171,229	$—	$310,171,229
Mutual Funds	61,823	—	—	61,823

Total	$61,823	$310,171,229	$—	$310,233,052

Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$94,350,621	$—	$94,350,621
Commercial Paper	—	238,311,853	—	238,311,853
Municipals	—	15,875,000	—	15,875,000
Mutual Funds	25,000,000	—	—	25,000,000
Repurchase Agreements	—	49,144,529	—	49,144,529

Total	$25,000,000	$397,682,003	$—	$422,682,003

Institutional Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$82,088,442	$—	$82,088,442
Commercial Paper	—	241,184,450	—	241,184,450
Mutual Funds	24,552,908	—	—	24,552,908
Repurchase Agreements	—	75,000,000	—	75,000,000

Total	$24,552,908	$398,272,892	$—	$422,825,800

(1)	All sub-categories within Common Stocks and Preferred Stocks represent either entire Level 1 or Level 2 evaluation status unless otherwise stated.

(2)	The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedules of Investments, such as futures and forward contracts. Amounts below are the unrealized appreciation/(depreciation) on the investment.

Unrealized Appreciation/(Depreciation) On Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total
Alternative Strategies Fund
Long Forward Contracts	$—	$456,321	$—	$456,321
Short Forward Contracts	—	(898,536)	—	(898,536)

Total Forwards	$—	$(442,215)	$—	$(442,215)

Long Futures Contracts	$514,085	$—	$—	$514,085
Short Futures Contracts	—	—	—	—

Total Futures	$514,085	$—	$—	$514,085

It is the Funds’ policy to recognize transfers between category levels at the end of the period. As described above, the Funds’ have retained an independent pricing service to fair value foreign equity securities for events occurring after the close of the market in which the security is principally traded. There were no transfers between categorization levels at May 31, 2017.

5.	Derivative Holdings and Activity Detail

Certain Funds may purchase futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from, or pays to, the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At May 31, 2017, the Alternative Strategies Fund had outstanding futures contracts as set forth below:

Expiration Date	Number of Contracts	Description	Value at Trade Date	Value at May 31, 2017	Unrealized Appreciation (Depreciation)
Long Futures
Bond Futures
June 2017	7	Eurex 10-Year Euro BUND	$1,276,339	$1,276,395	$56
June 2017	23	SFE 10-Year Australian Bond	2,209,209	2,250,444	41,235
September 2017	43	CBOT U.S. Long Bond	6,538,979	6,613,938	74,959
September 2017	21	MSE 10-Year Canadian Bond	2,251,217	2,261,287	10,070
September 2017	2	CBOT 10-Year U.S. Treasury Note	252,224	252,594	370
September 2017	19	LIFFE Long Gilt Government Bond	3,120,157	3,132,043	11,886
Index Futures
June 2017	7	TSE TOPIX Index	975,082	992,325	17,243
June 2017	7	OSE Nikkei 225 Index	1,226,496	1,242,619	16,123
June 2017	99	CME E-Mini S&P 500® Index	11,897,514	11,934,945	37,431
June 2017	8	Russell 2000 Mini Index	554,833	547,640	(7,193)
June 2017	16	CME E-Mini NASDAQ 100 Index	1,779,180	1,853,840	74,660
June 2017	25	LIFFE FTSE 100 Index	2,361,207	2,418,422	57,215
June 2017	17	Eurex Euro STOXX 50 Index	643,058	678,514	35,456
June 2017	24	CBOT E-Mini DJIA Index	2,499,068	2,520,240	21,172
June 2017	4	Eurex DAX Index	1,399,926	1,419,689	19,763
June 2017	2	CAC 40 10 Euro	118,382	118,322	(60)
June 2017	6	HKG Hang Seng Index	968,723	980,975	12,252
Interest Rate Futures
June 2018	226	CME 3-Month Eurodollar	55,568,420	55,624,250	55,830
June 2018	169	LIFFE 90-Day Sterling	27,084,089	27,104,201	20,112
December 2018	114	LIFFE 3-Month Euro Euribor	32,051,547	32,066,682	15,135
December 2018	3	CME 3-Month Eurodollar	736,784	737,063	279
December 2018	3	LIFFE 90-Day Sterling	480,614	480,705	91

Total Futures Contracts			$155,993,048	$156,507,133	$514,085

Certain Funds may write covered call and put options on futures, swaps, securities, or currencies a Fund owns, or in which it may invest to create investment exposure consistent with their investment objectives. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received, or made, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (called) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds also may purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, or currency transaction to determine the realized gain or loss.

Certain Funds may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Certain Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of these Funds’ foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are marked-to-market daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At May 31, 2017, the Alternative Strategies Fund had outstanding forward foreign currency exchange contracts as set forth below:

		Contract Amount					Unrealized Appreciation (Depreciation)
Settlement Date	Currency	Buy		Sell		Value		Counterparty
June 23, 2017	Australian Dollar	AUD	4,002,000		$3,016,082	$2,972,656	$(43,426)	Bank of America
June 23, 2017	Australian Dollar		$5,881,742	AUD	7,895,000	5,864,349	17,393	Bank of America
June 23, 2017	Canadian Dollar	CAD	3,344,000		$2,503,530	2,476,409	(27,121)	Bank of America
June 23, 2017	Canadian Dollar		$5,308,866	CAD	7,132,000	5,281,624	27,242	Bank of America
June 23, 2017	Euro Currency	EUR	8,936,000		$9,772,069	10,049,386	277,317	Bank of America
June 23, 2017	Euro Currency		$6,432,447	EUR	6,010,000	6,758,819	(326,372)	Bank of America
June 23, 2017	Japanese Yen	JPY	1,468,371,000		$13,249,066	13,270,581	21,515	Bank of America
June 23, 2017	Japanese Yen		$7,837,156	JPY	887,231,000	8,018,458	(181,302)	Bank of America
June 23, 2017	Mexican Peso	MXN	26,178,000		$1,343,345	1,398,983	55,638	Bank of America
June 23, 2017	Mexican Peso		$165,389	MXN	3,266,000	174,539	(9,150)	Bank of America
June 23, 2017	New Zealand Dollar	NZD	3,470,000		$2,428,217	2,457,410	29,193	Bank of America
June 23, 2017	New Zealand Dollar		$2,195,127	NZD	3,167,000	2,242,829	(47,702)	Bank of America
June 23, 2017	Pound Sterling	GBP	6,461,000		$8,315,143	8,330,159	15,016	Bank of America
June 23, 2017	Pound Sterling		$3,702,655	GBP	3,018,000	3,891,104	(188,449)	Bank of America
June 23, 2017	Swiss Franc	CHF	7,225,000		$7,341,789	7,469,978	128,189	Bank of America
June 23, 2017	Swiss Franc		$5,424,953	CHF	5,431,000	5,615,149	(190,196)	Bank of America

							$(442,215)

6. Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of May 31, 2017 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Security/Fund Description	Value Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Cash Sweep Investments in BMO Government Money Market Fund, Premier Class, 0.620%
Ultra Short Tax-Free Fund	$—	$131,714,802	$131,626,221	$—		$88,581	$1,953	$—
Short Tax-Free Fund	—	47,617,465	47,519,129	—		98,336	844
Intermediate Tax-Free Fund	—	183,985,875	183,888,885	—		96,990	2,735	—
Strategic Income Fund	4,706,289	43,469,623	46,298,150	—		1,877,762	6,115	—
Cash Sweep Investments in BMO Tax-Free Money Market Fund, Premier Class, 0.690%
Ultra Short Tax-Free Fund	568,942	20,011,105	20,580,047	—		—	3,541	—
Short Tax-Free Fund	504,804	4,391,807	4,896,611	—		—	577	—
Intermediate Tax-Free Fund	3,592,622	17,814,943	21,407,565	—		—	2,497	—
Cash Sweep Investments in BMO Institutional Prime Money Market Fund, Premier Class, 0.860%
Low Volatility Equity Fund	3,827,898	33,144,786	34,912,636	174	404	2,060,626	16,150	—
Dividend Income Fund	1,722,615	15,121,208	14,462,650	150	180	2,381,503	10,177	—
Large-Cap Value Fund	5,318,313	64,819,198	63,034,597	98	1,887	7,104,899	26,312	—
Large-Cap Growth Fund	5,069,310	78,385,915	77,027,181	357	1,566	6,429,967	30,033	—
Mid-Cap Value Fund	3,580,179	47,626,200	47,490,673	—	1,676	3,717,382	21,846	—
Mid-Cap Growth Fund	3,799,114	21,067,393	22,960,990	—	879	1,906,396	13,415	—
Small-Cap Value Fund	3,291,960	18,040,916	20,114,495	—	300	1,218,681	7,461	—
Small-Cap Core Fund	183,137	8,429,427	8,313,428	—	115	299,251	1,900	—
Small-Cap Growth Fund	14,167,565	93,760,913	103,995,691	—	1,717	3,934,504	19,520	—
Short-Term Income Fund	6,777,627	153,461,254	155,130,119	272	356	5,109,390	36,527	—
TCH Intermediate Income Fund	1,417,281	61,302,752	56,667,137	—	905	6,053,801	26,554	—
TCH Corporate Income Fund	8,154,777	116,616,229	116,716,727	—	2,713	8,056,992	48,365	—
TCH Core Plus Bond Fund	29,910,619	325,616,499	309,224,154	2,583	5,291	46,310,838	166,692	—
High Yield Bond Fund	3,392,910	80,837,885	84,083,333	1	1,976	149,439	7,370	—

Investments in Other Affiliates
Fund/Security Description
Short Tax-Free Fund
Ultra Short Tax-Free Fund	856,408	6,655	—	5	—	863,068	5,958	896
Intermediate Tax-Free Fund
Ultra Short Tax-Free Fund	5,051,144	39,250	—	30	—	5,090,424	35,136	5,281

In-Retirement Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2017

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.6%

Large-Cap Funds - 17.9%
BMO Dividend Income Fund - Institutional Class (1)	21,485	$302,076
BMO Large-Cap Growth Fund - Institutional Class (1)	11,200	190,627
BMO Large-Cap Value Fund - Institutional Class (1)	28,587	442,529
BMO Low Volatility Equity Fund - Institutional Class (1)	29,727	431,037
Harbor Capital Appreciation Fund - Institutional Class	2,845	190,235
T Rowe Price Growth Stock Fund - Institutional Class	2,995	190,486
Vanguard Equity Income Fund - Institutional Class	5,082	364,997
Vanguard Institutional Index Fund - Institutional Class	3,383	745,505

Total Large-Cap Funds		2,857,492

Mid-Cap Funds - 3.1%
BMO Mid-Cap Growth Fund - Institutional Class (1)	5,281	79,221
BMO Mid-Cap Value Fund - Institutional Class (1)	16,325	189,533
Vanguard Mid-Cap Index Fund - Institutional Class	5,706	221,979

Total Mid-Cap Funds		490,733

Small-Cap Funds - 1.2%
BMO Small-Cap Growth Fund - Institutional Class (1) (2)	2,590	47,603
Goldman Sachs Small Cap Value Fund - Institutional Class	2,366	141,562

Total Small-Cap Funds		189,165

International Funds - 11.4%
BMO Disciplined International Equity Fund - Institutional Class (1)	29,075	316,624
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	16,914	255,229
BMO Pyrford International Stock Fund - Institutional Class (1)	32,398	427,650
DFA International Small Company Portfolio - Institutional Class	2,388	47,530
Dodge & Cox International Stock Fund - Retail Class	5,039	220,449
Harbor International Fund - Institutional Class	3,295	221,729
MFS International Value Fund - Institutional Class	7,804	334,390

Total International Funds		1,823,601

Fixed Income Funds - 55.1%
BMO High Yield Bond Fund - Institutional Class (1)	29,768	285,472
BMO TCH Core Plus Bond Fund - Institutional Class (1)	252,390	2,958,005
BMO TCH Emerging Markets Bond Fund - Institutional Class (1)	47,204	476,756
Federated Institutional High-Yield Bond Fund - Institutional Class	45,585	460,863
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	49,305	476,284
Metropolitan West Total Return Bond Fund - Institutional Class	277,013	2,958,498
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class	33,970	842,455
Vanguard Short-Term Investment Grade Fund - Institutional Class	29,703	317,522

Total Fixed Income Funds		8,775,855

Alternative Funds - 9.9%
BMO Alternative Strategies Fund - Institutional Class (1) (2)	103,669	1,112,372
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	97,403	470,456

Total Alternative Funds		1,582,828

Total Mutual Funds (identified cost $13,411,771)		15,719,674

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Institutional Prime Money Market Fund - Premier Class, 0.860% (1)	163,271	163,304

Total Short-Term Investments (identified cost $163,304)		163,304

Total Investments - 99.6% (identified cost $13,575,075)		15,882,978
Other Assets and Liabilities - 0.4%		59,587

Total Net Assets - 100.0%		$15,942,565

2015 Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2017

(Unaudited)

Description	Shares	Value
Mutual Funds - 84.4%

Large-Cap Funds - 20.7%
BMO Dividend Income Fund - Institutional Class (1)	4,977	$69,972
BMO Large-Cap Growth Fund - Institutional Class (1)	4,324	73,595
BMO Large-Cap Value Fund - Institutional Class (1)	8,987	139,116
BMO Low Volatility Equity Fund - Institutional Class (1)	9,181	133,125
Harbor Capital Appreciation Fund - Institutional Class	1,098	73,442
T Rowe Price Growth Stock Fund - Institutional Class	1,156	73,539
Vanguard Equity Income Fund - Institutional Class	1,382	99,251
Vanguard Institutional Index Fund - Institutional Class	1,050	231,475

Total Large-Cap Funds		893,515

Mid-Cap Funds - 4.1%
BMO Mid-Cap Growth Fund - Institutional Class (1)	1,713	25,691
BMO Mid-Cap Value Fund - Institutional Class (1)	5,987	69,515
Vanguard Mid-Cap Index Fund - Institutional Class	2,077	80,801

Total Mid-Cap Funds		176,007

Small-Cap Funds - 1.6%
BMO Small-Cap Growth Fund - Institutional Class (1) (2)	1,200	22,052
Goldman Sachs Small Cap Value Fund - Institutional Class	792	47,366

Total Small-Cap Funds		69,418

International Funds - 13.6%
BMO Disciplined International Equity Fund - Institutional Class (1)	9,092	99,014
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	5,877	88,678
BMO Pyrford International Stock Fund - Institutional Class (1)	9,728	128,414
DFA International Small Company Portfolio - Institutional Class	738	14,680
Dodge & Cox International Stock Fund - Retail Class	1,751	76,597
Harbor International Fund - Institutional Class	1,309	88,051
MFS International Value Fund - Institutional Class	2,152	92,212

Total International Funds		587,646

Fixed Income Funds - 36.3%
BMO High Yield Bond Fund - Institutional Class (1)	4,980	47,758
BMO TCH Core Plus Bond Fund - Institutional Class (1)	46,833	548,885
BMO TCH Emerging Markets Bond Fund - Institutional Class (1)	9,112	92,029
Federated Institutional High-Yield Bond Fund - Institutional Class	8,375	84,667
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	9,137	88,260
Metropolitan West Total Return Bond Fund - Institutional Class	51,402	548,977
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class	6,236	154,642

Total Fixed Income Funds		1,565,218

Alternative Funds - 8.1%
BMO Alternative Strategies Fund - Institutional Class (1) (2)	22,984	246,622
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	21,058	101,709

Total Alternative Funds		348,331

Total Mutual Funds (identified cost $3,385,214)		3,640,135

Short-Term Investments - 0.9%

Mutual Funds - 0.9%
BMO Institutional Prime Money Market Fund - Premier Class, 0.860% (1)	38,103	38,110

Total Short-Term Investments (identified cost $38,110)		38,110

Total Investments - 85.3% (identified cost $3,423,324)		3,678,245
Other Assets and Liabilities - 14.7%		633,735

Total Net Assets - 100.0%		$4,311,980

2020 Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2017

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.7%

Large-Cap Funds - 29.9%
BMO Dividend Income Fund - Institutional Class (1)	105,539	$1,483,872
BMO Large-Cap Growth Fund - Institutional Class (1)	130,378	2,219,030
BMO Large-Cap Value Fund - Institutional Class (1)	237,132	3,670,799
BMO Low Volatility Equity Fund - Institutional Class (1)	241,084	3,495,720
Harbor Capital Appreciation Fund - Institutional Class	33,263	2,224,326
T Rowe Price Growth Stock Fund - Institutional Class	34,805	2,213,954
Vanguard Equity Income Fund - Institutional Class	32,684	2,347,376
Vanguard Institutional Index Fund - Institutional Class	34,284	7,555,774

Total Large-Cap Funds		25,210,851

Mid-Cap Funds - 6.8%
BMO Mid-Cap Growth Fund - Institutional Class (1)	100,863	1,512,938
BMO Mid-Cap Value Fund - Institutional Class (1)	168,243	1,953,302
Vanguard Mid-Cap Index Fund - Institutional Class	58,248	2,265,859

Total Mid-Cap Funds		5,732,099

Small-Cap Funds - 2.5%
BMO Small-Cap Growth Fund - Institutional Class (1) (2)	45,936	844,297
Goldman Sachs Small Cap Value Fund - Institutional Class	21,718	1,299,602

Total Small-Cap Funds		2,143,899

International Funds - 20.9%
BMO Disciplined International Equity Fund - Institutional Class (1)	257,559	2,804,820
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	159,160	2,401,720
BMO LGM Frontier Markets Equity Fund - Investor Class (1)	77,646	769,475
BMO Pyrford International Stock Fund - Institutional Class (1)	291,271	3,844,776
DFA International Small Company Portfolio - Institutional Class	21,832	434,450
Dodge & Cox International Stock Fund - Retail Class	51,547	2,255,171
Harbor International Fund - Institutional Class	36,322	2,444,088
MFS International Value Fund - Institutional Class	62,722	2,687,640

Total International Funds		17,642,140

Fixed Income Funds - 29.8%
BMO High Yield Bond Fund - Institutional Class (1)	77,855	746,630
BMO TCH Core Plus Bond Fund - Institutional Class (1)	761,510	8,924,895
BMO TCH Emerging Markets Bond Fund - Institutional Class (1)	122,879	1,241,082
Federated Institutional High-Yield Bond Fund - Institutional Class	140,334	1,418,777
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	152,633	1,474,439
Metropolitan West Total Return Bond Fund - Institutional Class	838,582	8,956,055
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class	98,331	2,438,609

Total Fixed Income Funds		25,200,487

Alternative Funds - 8.8%
BMO Alternative Strategies Fund - Institutional Class (1) (2)	487,402	5,229,824
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	458,055	2,212,403

Total Alternative Funds		7,442,227

Total Mutual Funds (identified cost $64,440,083)		83,371,703

Short-Term Investments - 0.9%

Mutual Funds - 0.9%
BMO Institutional Prime Money Market Fund - Premier Class, 0.860% (1)	800,158	800,318

Total Short-Term Investments (identified cost $800,310)		800,318

Total Investments - 99.6% (identified cost $65,240,393)		84,172,021
Other Assets and Liabilities - 0.4%		312,952

Total Net Assets - 100.0%		$84,484,973

2025 Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2017

(Unaudited)

Description	Shares	Value
Mutual Funds - 96.7%

Large-Cap Funds - 31.7%
BMO Dividend Income Fund - Institutional Class (1)	19,162	$269,421
BMO Large-Cap Growth Fund - Institutional Class (1)	32,388	551,235
BMO Large-Cap Value Fund - Institutional Class (1)	64,346	996,083
BMO Low Volatility Equity Fund - Institutional Class (1)	44,546	645,919
Harbor Capital Appreciation Fund - Institutional Class	13,116	877,081
T Rowe Price Growth Stock Fund - Institutional Class	13,691	870,911
Vanguard Equity Income Fund - Institutional Class	5,254	377,334
Vanguard Institutional Index Fund - Institutional Class	10,316	2,273,590

Total Large-Cap Funds		6,861,574

Mid-Cap Funds - 8.7%
BMO Mid-Cap Growth Fund - Institutional Class (1)	38,897	583,455
BMO Mid-Cap Value Fund - Institutional Class (1)	50,786	589,623
Vanguard Mid-Cap Index Fund - Institutional Class	18,521	720,470

Total Mid-Cap Funds		1,893,548

Small-Cap Funds - 3.6%
BMO Small-Cap Growth Fund - Institutional Class (1) (2)	20,024	368,033
Goldman Sachs Small Cap Value Fund - Institutional Class	6,831	408,749

Total Small-Cap Funds		776,782

International Funds - 23.7%
BMO Disciplined International Equity Fund - Institutional Class (1)	53,180	579,130
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	51,123	771,441
BMO LGM Frontier Markets Equity Fund - Investor Class (1)	26,847	266,051
BMO Pyrford International Stock Fund - Institutional Class (1)	77,871	1,027,899
DFA International Small Company Portfolio - Institutional Class	7,435	147,952
Dodge & Cox International Stock Fund - Retail Class	18,400	804,978
Harbor International Fund - Institutional Class	13,202	888,372
MFS International Value Fund - Institutional Class	14,819	634,977

Total International Funds		5,120,800

Fixed Income Funds - 21.3%
BMO High Yield Bond Fund - Institutional Class (1)	15,142	145,214
BMO TCH Core Plus Bond Fund - Institutional Class (1)	137,677	1,613,578
BMO TCH Emerging Markets Bond Fund - Institutional Class (1)	22,635	228,615
Federated Institutional High-Yield Bond Fund - Institutional Class	26,902	271,980
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	29,974	289,553
Metropolitan West Total Return Bond Fund - Institutional Class	151,185	1,614,659
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class	17,687	438,649

Total Fixed Income Funds		4,602,248

Alternative Funds - 7.7%
BMO Alternative Strategies Fund - Institutional Class (1) (2)	109,430	1,174,186
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	100,187	483,904

Total Alternative Funds		1,658,090

Total Mutual Funds (identified cost $19,073,702)		20,913,042

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Institutional Prime Money Market Fund - Premier Class, 0.860% (1)	216,495	216,538

Total Short-Term Investments (identified cost $216,538)		216,538

Total Investments - 97.7% (identified cost $19,290,240)		21,129,580
Other Assets and Liabilities - 2.3%		500,509

Total Net Assets - 100.0%		$21,630,089

2030 Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2017

(Unaudited)

Description	Shares	Value
Mutual Funds - 97.9%

Large-Cap Funds - 35.7%
BMO Dividend Income Fund - Institutional Class (1)	93,264	$1,311,287
BMO Large-Cap Growth Fund - Institutional Class (1)	147,332	2,507,598
BMO Large-Cap Value Fund - Institutional Class (1)	324,572	5,024,372
BMO Low Volatility Equity Fund - Institutional Class (1)	218,096	3,162,386
Harbor Capital Appreciation Fund - Institutional Class	64,348	4,302,952
T Rowe Price Growth Stock Fund - Institutional Class	69,548	4,423,970
Vanguard Equity Income Fund - Institutional Class	27,186	1,952,507
Vanguard Institutional Index Fund - Institutional Class	50,541	11,138,684

Total Large-Cap Funds		33,823,756

Mid-Cap Funds - 9.9%
BMO Mid-Cap Growth Fund - Institutional Class (1)	196,018	2,940,272
BMO Mid-Cap Value Fund - Institutional Class (1)	253,985	2,948,765
Vanguard Mid-Cap Index Fund - Institutional Class	90,347	3,514,503

Total Mid-Cap Funds		9,403,540

Small-Cap Funds - 4.0%
BMO Small-Cap Growth Fund - Institutional Class (1) (2)	104,851	1,927,162
Goldman Sachs Small Cap Value Fund - Institutional Class	31,821	1,904,145

Total Small-Cap Funds		3,831,307

International Funds - 26.5%
BMO Disciplined International Equity Fund - Institutional Class (1)	256,460	2,792,852
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	248,829	3,754,829
BMO LGM Frontier Markets Equity Fund - Investor Class (1)	121,661	1,205,661
BMO Pyrford International Stock Fund - Institutional Class (1)	379,339	5,007,275
DFA International Small Company Portfolio - Institutional Class	43,096	857,603
Dodge & Cox International Stock Fund - Retail Class	94,469	4,133,040
Harbor International Fund - Institutional Class	64,753	4,357,223
MFS International Value Fund - Institutional Class	69,461	2,976,399

Total International Funds		25,084,882

Fixed Income Funds - 14.4%
BMO High Yield Bond Fund - Institutional Class (1)	48,844	468,410
BMO TCH Core Plus Bond Fund - Institutional Class (1)	408,769	4,790,768
BMO TCH Emerging Markets Bond Fund - Institutional Class (1)	65,058	657,082
Federated Institutional High-Yield Bond Fund - Institutional Class	74,281	750,980
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	97,080	937,797
Metropolitan West Total Return Bond Fund - Institutional Class	448,660	4,791,686
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class	49,197	1,220,076

Total Fixed Income Funds		13,616,799

Alternative Funds - 7.4%
BMO Alternative Strategies Fund - Institutional Class (1) (2)	450,334	4,832,086
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	441,523	2,132,555

Total Alternative Funds		6,964,641

Total Mutual Funds (identified cost $68,296,566)		92,724,925

Short-Term Investments - 1.1%

Mutual Funds - 1.1%
BMO Institutional Prime Money Market Fund - Premier Class, 0.860% (1)	988,634	988,832

Total Short-Term Investments (identified cost $988,726)		988,832

Total Investments - 99.0% (identified cost $69,285,292)		93,713,757
Other Assets and Liabilities - 1.0%		990,759

Total Net Assets - 100.0%		$94,704,516

2035 Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2017

(Unaudited)

Description	Shares	Value
Mutual Funds - 94.7%

Large-Cap Funds - 37.4%
BMO Dividend Income Fund - Institutional Class (1)	13,389	$188,253
BMO Large-Cap Growth Fund - Institutional Class (1)	22,246	378,625
BMO Large-Cap Value Fund - Institutional Class (1)	48,215	746,366
BMO Low Volatility Equity Fund - Institutional Class (1)	32,649	473,414
Harbor Capital Appreciation Fund - Institutional Class	9,985	667,720
T Rowe Price Growth Stock Fund - Institutional Class	10,580	673,019
Vanguard Equity Income Fund - Institutional Class	3,938	282,835
Vanguard Institutional Index Fund - Institutional Class	7,662	1,688,533

Total Large-Cap Funds		5,098,765

Mid-Cap Funds - 10.3%
BMO Mid-Cap Growth Fund - Institutional Class (1)	30,139	452,081
BMO Mid-Cap Value Fund - Institutional Class (1)	39,099	453,942
Vanguard Mid-Cap Index Fund - Institutional Class	12,885	501,210

Total Mid-Cap Funds		1,407,233

Small-Cap Funds - 4.3%
BMO Small-Cap Growth Fund - Institutional Class (1) (2)	16,128	296,429
Goldman Sachs Small Cap Value Fund - Institutional Class	4,786	286,408

Total Small-Cap Funds		582,837

International Funds - 28.7%
BMO Disciplined International Equity Fund - Institutional Class (1)	36,494	397,423
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	37,591	567,249
BMO LGM Frontier Markets Equity Fund - Investor Class (1)	32,058	317,698
BMO Pyrford International Stock Fund - Institutional Class (1)	58,103	766,956
DFA International Small Company Portfolio - Institutional Class	6,396	127,276
Dodge & Cox International Stock Fund - Retail Class	14,087	616,313
Harbor International Fund - Institutional Class	10,027	674,740
MFS International Value Fund - Institutional Class	10,392	445,294

Total International Funds		3,912,949

Fixed Income Funds - 7.9%
BMO High Yield Bond Fund - Institutional Class (1)	3,955	37,929
BMO TCH Core Plus Bond Fund - Institutional Class (1)	34,459	403,862
BMO TCH Emerging Markets Bond Fund - Institutional Class (1)	5,011	50,609
Federated Institutional High-Yield Bond Fund - Institutional Class	5,033	50,879
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	6,475	62,551
Metropolitan West Total Return Bond Fund - Institutional Class	36,759	392,590
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class	3,493	86,620

Total Fixed Income Funds		1,085,040

Alternative Funds - 6.1%
BMO Alternative Strategies Fund - Institutional Class (1) (2)	55,665	597,284
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	47,459	229,228

Total Alternative Funds		826,512

Total Mutual Funds (identified cost $11,297,375)		12,913,336

Short-Term Investments - 0.9%

Mutual Funds - 0.9%
BMO Institutional Prime Money Market Fund - Premier Class, 0.860% (1)	129,144	129,170

Total Short-Term Investments (identified cost $129,170)		129,170

Total Investments - 95.6% (identified cost $11,426,545)		13,042,506
Other Assets and Liabilities - 4.4%		600,511

Total Net Assets - 100.0%		$13,643,017

2040 Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2017

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.4%

Large-Cap Funds - 41.2%
BMO Dividend Income Fund - Institutional Class (1)	53,095	$746,522
BMO Large-Cap Growth Fund - Institutional Class (1)	98,907	1,683,401
BMO Large-Cap Value Fund - Institutional Class (1)	218,884	3,388,324
BMO Low Volatility Equity Fund - Institutional Class (1)	149,834	2,172,596
Harbor Capital Appreciation Fund - Institutional Class	45,021	3,010,572
T Rowe Price Growth Stock Fund - Institutional Class	47,561	3,025,325
Vanguard Equity Income Fund - Institutional Class	17,470	1,254,719
Vanguard Institutional Index Fund - Institutional Class	33,938	7,479,514

Total Large-Cap Funds		22,760,973

Mid-Cap Funds - 11.4%
BMO Mid-Cap Growth Fund - Institutional Class (1)	127,179	1,907,692
BMO Mid-Cap Value Fund - Institutional Class (1)	169,079	1,963,011
Vanguard Mid-Cap Index Fund - Institutional Class	61,852	2,406,053

Total Mid-Cap Funds		6,276,756

Small-Cap Funds - 4.6%
BMO Small-Cap Growth Fund - Institutional Class (1) (2)	69,797	1,282,862
Goldman Sachs Small Cap Value Fund - Institutional Class	20,840	1,247,045

Total Small-Cap Funds		2,529,907

International Funds - 30.5%
BMO Disciplined International Equity Fund - Institutional Class (1)	162,943	1,774,453
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	167,302	2,524,581
BMO LGM Frontier Markets Equity Fund - Investor Class (1)	95,993	951,293
BMO Pyrford International Stock Fund - Institutional Class (1)	257,130	3,394,111
DFA International Small Company Portfolio - Institutional Class	30,643	609,787
Dodge & Cox International Stock Fund - Retail Class	61,342	2,683,728
Harbor International Fund - Institutional Class	44,933	3,023,570
MFS International Value Fund - Institutional Class	44,537	1,908,413

Total International Funds		16,869,936

Fixed Income Funds - 4.8%
BMO High Yield Bond Fund - Institutional Class (1)	11,358	108,922
BMO TCH Core Plus Bond Fund - Institutional Class (1)	78,547	920,567
BMO TCH Emerging Markets Bond Fund - Institutional Class (1)	16,167	163,286
Federated Institutional High-Yield Bond Fund - Institutional Class	21,577	218,143
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	21,486	207,558
Metropolitan West Total Return Bond Fund - Institutional Class	79,640	850,550
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class	8,302	205,886

Total Fixed Income Funds		2,674,912

Alternative Funds - 5.9%
BMO Alternative Strategies Fund - Institutional Class (1) (2)	212,980	2,285,278
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	202,381	977,500

Total Alternative Funds		3,262,778

Total Mutual Funds (identified cost $37,792,909)		54,375,262

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Institutional Prime Money Market Fund - Premier Class, 0.860% (1)	545,304	545,413

Total Short-Term Investments (identified cost $545,413)		545,413

Total Investments - 99.4% (identified cost $38,338,322)		54,920,675
Other Assets and Liabilities - 0.6%		351,869

Total Net Assets - 100.0%		$55,272,544

2045 Fund

SCHEDULE OF INVESTMENTS –

As of May 31, 2017

(Unaudited)

Description	Shares	Value
Mutual Funds - 96.6%

Large-Cap Funds - 40.6%
BMO Dividend Income Fund - Institutional Class (1)	6,639	$93,351
BMO Large-Cap Growth Fund - Institutional Class (1)	13,327	226,826
BMO Large-Cap Value Fund - Institutional Class (1)	29,625	458,598
BMO Low Volatility Equity Fund - Institutional Class (1)	19,965	289,498
Harbor Capital Appreciation Fund - Institutional Class	5,920	395,879
T Rowe Price Growth Stock Fund - Institutional Class	6,301	400,789
Vanguard Equity Income Fund - Institutional Class	2,317	166,383
Vanguard Institutional Index Fund - Institutional Class	4,580	1,009,440

Total Large-Cap Funds		3,040,764

Mid-Cap Funds - 11.2%
BMO Mid-Cap Growth Fund - Institutional Class (1)	17,514	262,714
BMO Mid-Cap Value Fund - Institutional Class (1)	22,101	256,589
Vanguard Mid-Cap Index Fund - Institutional Class	8,232	320,228

Total Mid-Cap Funds		839,531

Small-Cap Funds - 4.6%
BMO Small-Cap Growth Fund - Institutional Class (1) (2)	9,484	174,320
Goldman Sachs Small Cap Value Fund - Institutional Class	2,875	172,061

Total Small-Cap Funds		346,381

International Funds - 30.7%
BMO Disciplined International Equity Fund - Institutional Class (1)	21,428	233,347
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	22,660	341,939
BMO LGM Frontier Markets Equity Fund - Investor Class (1)	21,218	210,266
BMO Pyrford International Stock Fund - Institutional Class (1)	34,230	451,831
DFA International Small Company Portfolio - Institutional Class	4,019	79,986
Dodge & Cox International Stock Fund - Retail Class	8,146	356,405
Harbor International Fund - Institutional Class	5,864	394,559
MFS International Value Fund - Institutional Class	5,478	234,715

Total International Funds		2,303,048

Fixed Income Funds - 4.9%
BMO High Yield Bond Fund - Institutional Class (1)	1,530	14,674
BMO TCH Core Plus Bond Fund - Institutional Class (1)	11,254	131,894
BMO TCH Emerging Markets Bond Fund - Institutional Class (1)	1,448	14,624
Federated Institutional High-Yield Bond Fund - Institutional Class	2,172	21,958
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	2,278	22,001
Metropolitan West Total Return Bond Fund - Institutional Class	12,359	131,994
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class	1,179	29,249

Total Fixed Income Funds		366,394

Alternative Funds - 4.6%
BMO Alternative Strategies Fund - Institutional Class (1) (2)	22,962	246,385
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	20,783	100,383

Total Alternative Funds		346,768

Total Mutual Funds (identified cost $6,310,336)		7,242,886

Short-Term Investments - 1.2%

Mutual Funds - 1.2%
BMO Institutional Prime Money Market Fund - Premier Class, 0.860% (1)	84,924	84,941

Total Short-Term Investments (identified cost $84,941)		84,941

Total Investments - 97.8% (identified cost $6,395,277)		7,327,827
Other Assets and Liabilities - 2.2%		167,502

Total Net Assets - 100.0%		$7,495,329

2050 Fund

SCHEDULE OF INVESTMENTS –

As of May 31, 2017

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.8%

Large-Cap Funds - 42.2%
BMO Dividend Income Fund - Institutional Class (1)	37,954	$533,629
BMO Large-Cap Growth Fund - Institutional Class (1)	73,085	1,243,900
BMO Large-Cap Value Fund - Institutional Class (1)	165,802	2,566,608
BMO Low Volatility Equity Fund - Institutional Class (1)	113,954	1,652,332
Harbor Capital Appreciation Fund - Institutional Class	34,048	2,276,817
T Rowe Price Growth Stock Fund - Institutional Class	35,790	2,276,609
Vanguard Equity Income Fund - Institutional Class	13,483	968,378
Vanguard Institutional Index Fund - Institutional Class	25,701	5,664,291

Total Large-Cap Funds		17,182,564

Mid-Cap Funds - 11.7%
BMO Mid-Cap Growth Fund - Institutional Class (1)	98,757	1,481,350
BMO Mid-Cap Value Fund - Institutional Class (1)	125,310	1,454,849
Vanguard Mid-Cap Index Fund - Institutional Class	46,955	1,826,531

Total Mid-Cap Funds		4,762,730

Small-Cap Funds - 4.8%
BMO Small-Cap Growth Fund - Institutional Class (1) (2)	54,075	993,904
Goldman Sachs Small Cap Value Fund - Institutional Class	16,145	966,129

Total Small-Cap Funds		1,960,033

International Funds - 30.3%
BMO Disciplined International Equity Fund - Institutional Class (1)	118,562	1,291,140
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	129,088	1,947,940
BMO LGM Frontier Markets Equity Fund - Investor Class (1)	56,406	558,982
BMO Pyrford International Stock Fund - Institutional Class (1)	189,430	2,500,472
DFA International Small Company Portfolio - Institutional Class	24,658	490,692
Dodge & Cox International Stock Fund - Retail Class	46,032	2,013,907
Harbor International Fund - Institutional Class	32,932	2,216,009
MFS International Value Fund - Institutional Class	30,392	1,302,317

Total International Funds		12,321,459

Fixed Income Funds - 4.9%
BMO High Yield Bond Fund - Institutional Class (1)	8,129	77,957
BMO TCH Core Plus Bond Fund - Institutional Class (1)	59,735	700,098
BMO TCH Emerging Markets Bond Fund - Institutional Class (1)	7,745	78,226
Federated Institutional High-Yield Bond Fund - Institutional Class	11,645	117,729
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	12,052	116,420
Metropolitan West Total Return Bond Fund - Institutional Class	68,689	733,593
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class	6,413	159,032

Total Fixed Income Funds		1,983,055

Alternative Funds - 4.9%
BMO Alternative Strategies Fund - Institutional Class (1) (2)	130,217	1,397,234
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	125,077	604,122

Total Alternative Funds		2,001,356

Total Mutual Funds (identified cost $29,346,741)		40,211,197

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Institutional Prime Money Market Fund - Premier Class, 0.860% (1)	430,297	430,383

Total Short-Term Investments (identified cost $430,383)		430,383

Total Investments - 99.8% (identified cost $29,777,124)		40,641,580
Other Assets and Liabilities - 0.2%		69,686

Total Net Assets - 100.0%		$40,711,266

2055 Fund

SCHEDULE OF INVESTMENTS –

As of May 31, 2017

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.3%

Large-Cap Funds - 41.8%
BMO Dividend Income Fund - Institutional Class (1)	6,855	$96,375
BMO Large-Cap Growth Fund - Institutional Class (1)	12,604	214,523
BMO Large-Cap Value Fund - Institutional Class (1)	27,820	430,654
BMO Low Volatility Equity Fund - Institutional Class (1)	19,061	276,384
Harbor Capital Appreciation Fund - Institutional Class	5,639	377,108
T Rowe Price Growth Stock Fund - Institutional Class	5,936	377,612
Vanguard Equity Income Fund - Institutional Class	2,289	164,398
Vanguard Institutional Index Fund - Institutional Class	4,369	962,774

Total Large-Cap Funds		2,899,828

Mid-Cap Funds - 11.6%
BMO Mid-Cap Growth Fund - Institutional Class (1)	16,441	246,622
BMO Mid-Cap Value Fund - Institutional Class (1)	21,276	247,016
Vanguard Mid-Cap Index Fund - Institutional Class	7,967	309,918

Total Mid-Cap Funds		803,556

Small-Cap Funds - 4.9%
BMO Small-Cap Growth Fund - Institutional Class (1) (2)	9,335	171,575
Goldman Sachs Small Cap Value Fund - Institutional Class	2,851	170,631

Total Small-Cap Funds		342,206

International Funds - 30.1%
BMO Disciplined International Equity Fund - Institutional Class (1)	20,122	219,124
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	22,025	332,353
BMO LGM Frontier Markets Equity Fund - Investor Class (1)	8,726	86,470
BMO Pyrford International Stock Fund - Institutional Class (1)	32,245	425,637
DFA International Small Company Portfolio - Institutional Class	4,126	82,113
Dodge & Cox International Stock Fund - Retail Class	7,764	339,676
Harbor International Fund - Institutional Class	5,624	378,416
MFS International Value Fund - Institutional Class	5,143	220,397

Total International Funds		2,084,186

Fixed Income Funds - 5.0%
BMO High Yield Bond Fund - Institutional Class (1)	1,433	13,744
BMO TCH Core Plus Bond Fund - Institutional Class (1)	10,565	123,824
BMO TCH Emerging Markets Bond Fund - Institutional Class (1)	1,325	13,380
Federated Institutional High-Yield Bond Fund - Institutional Class	2,043	20,658
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	2,136	20,637
Metropolitan West Total Return Bond Fund - Institutional Class	11,568	123,542
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class	1,110	27,517

Total Fixed Income Funds		343,302

Alternative Funds - 4.9%
BMO Alternative Strategies Fund - Institutional Class (1) (2)	22,262	238,872
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	20,950	101,187

Total Alternative Funds		340,059

Total Mutual Funds (identified cost $5,963,216)		6,813,137

Short-Term Investments - 1.2%

Mutual Funds - 1.2%
BMO Institutional Prime Money Market Fund - Premier Class, 0.860% (1)	80,269	80,284

Total Short-Term Investments (identified cost $80,285)		80,284

Total Investments - 99.5% (identified cost $6,043,501)		6,893,421
Other Assets and Liabilities - 0.5%		37,358

Total Net Assets - 100.0%		$6,930,779

Conservative Allocation Fund

SCHEDULE OF INVESTMENTS –

As of May 31, 2017

(Unaudited)

Description	Shares	Value
Mutual Funds - 99.2%

Large-Cap Funds - 11.6%
BMO Dividend Income Fund - Institutional Class (1)	65,604	$922,390
BMO Large-Cap Growth Fund - Institutional Class (1)	143,152	2,436,445
BMO Large-Cap Value Fund - Institutional Class (1)	197,695	3,060,318
BMO Low Volatility Equity Fund - Institutional Class (1)	118,326	1,715,731
Dodge & Cox Stock Fund - Retail Class	6,129	1,167,945
Harbor Capital Appreciation Fund - Institutional Class	17,653	1,180,439
T Rowe Price Growth Stock Fund - Institutional Class	15,021	955,475
Vanguard Institutional Index Fund - Institutional Class	22,522	4,963,621

Total Large-Cap Funds		16,402,364

Mid-Cap Funds - 1.7%
BMO Mid-Cap Growth Fund - Institutional Class (1)	42,590	638,855
BMO Mid-Cap Value Fund - Institutional Class (1)	54,675	634,771
Vanguard Mid-Cap Index Fund - Institutional Class	28,443	1,106,440

Total Mid-Cap Funds		2,380,066

Small-Cap Funds - 1.1%
BMO Small-Cap Growth Fund - Institutional Class (1) (2)	40,042	735,971
BMO Small-Cap Value Fund - Institutional Class (1)	30,556	405,483
Goldman Sachs Small Cap Value Fund - Institutional Class	5,847	349,914

Total Small-Cap Funds		1,491,368

International Funds - 5.7%
BMO Disciplined International Equity Fund - Institutional Class (1)	147,646	1,607,864
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	65,852	993,701
BMO Pyrford International Stock Fund - Institutional Class (1)	119,527	1,577,758
Dodge & Cox International Stock Fund - Retail Class	27,843	1,218,149
Harbor International Fund - Institutional Class	18,217	1,225,836
MFS International Value Fund - Institutional Class	33,162	1,420,973

Total International Funds		8,044,281

Fixed Income Funds - 64.2%
BMO TCH Core Plus Bond Fund - Institutional Class (1)	2,934,733	34,395,072
BMO TCH Emerging Markets Bond Fund - Institutional Class (1)	340,629	3,440,356
Metropolitan West Total Return Bond Fund - Institutional Class (3)	3,513,196	37,520,934
Vanguard Total Bond Market Index Fund, Institutional Class	1,418,235	15,302,761

Total Fixed Income Funds		90,659,123

Alternative Funds - 14.9%
BMO Alternative Strategies Fund - Institutional Class (1) (2)	1,385,273	14,863,980
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	1,289,718	6,229,340

Total Alternative Funds		21,093,320

Total Mutual Funds (identified cost $126,813,508)		140,070,522

Short-Term Investments - 0.9%

Mutual Funds - 0.9%
BMO Institutional Prime Money Market Fund - Premier Class, 0.860% (1)	1,287,438	1,287,695

Total Short-Term Investments (identified cost $1,287,531)		1,287,695

Total Investments - 100.1% (identified cost $128,101,039)		141,358,217
Other Assets and Liabilities - (0.1)%		(168,295)

Total Net Assets - 100.0%		$141,189,922

Moderate Allocation Fund

SCHEDULE OF INVESTMENTS –

As of May 31, 2017

(Unaudited)

Description	Shares	Value
Mutual Funds - 99.1%

Large-Cap Funds - 23.2%
BMO Dividend Income Fund - Institutional Class (1)	117,628	$1,653,856
BMO Large-Cap Growth Fund - Institutional Class (1)	255,603	4,350,364
BMO Large-Cap Value Fund - Institutional Class (1)	355,130	5,497,412
BMO Low Volatility Equity Fund - Institutional Class (1)	211,309	3,063,987
Dodge & Cox Stock Fund - Retail Class	10,984	2,093,255
Harbor Capital Appreciation Fund - Institutional Class	31,657	2,116,896
T Rowe Price Growth Stock Fund - Institutional Class	26,564	1,689,714
Vanguard Institutional Index Fund - Institutional Class	40,653	8,959,593

Total Large-Cap Funds		29,425,077

Mid-Cap Funds - 3.4%
BMO Mid-Cap Growth Fund - Institutional Class (1)	76,432	1,146,473
BMO Mid-Cap Value Fund - Institutional Class (1)	98,634	1,145,146
Vanguard Mid-Cap Index Fund - Institutional Class	51,376	1,998,511

Total Mid-Cap Funds		4,290,130

Small-Cap Funds - 2.1%
BMO Small-Cap Growth Fund - Institutional Class (1) (2)	71,162	1,307,963
BMO Small-Cap Value Fund - Institutional Class (1)	55,438	735,656
Goldman Sachs Small Cap Value Fund - Institutional Class	10,403	622,505

Total Small-Cap Funds		2,666,124

International Funds - 11.4%
BMO Disciplined International Equity Fund - Institutional Class (1)	267,579	2,913,935
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	118,344	1,785,818
BMO Pyrford International Stock Fund - Institutional Class (1)	215,264	2,841,489
Dodge & Cox International Stock Fund - Retail Class	50,200	2,196,260
Harbor International Fund - Institutional Class	32,788	2,206,278
MFS International Value Fund - Institutional Class	59,477	2,548,610

Total International Funds		14,492,390

Fixed Income Funds - 47.0%
BMO TCH Core Plus Bond Fund - Institutional Class (1)	1,934,030	22,666,835
BMO TCH Emerging Markets Bond Fund - Institutional Class (1)	224,047	2,262,870
Metropolitan West Total Return Bond Fund - Institutional Class	2,317,408	24,749,918
Vanguard Total Bond Market Index Fund, Institutional Class	935,489	10,093,924

Total Fixed Income Funds		59,773,547

Alternative Funds - 12.0%
BMO Alternative Strategies Fund - Institutional Class (1) (2)	995,220	10,678,711
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	941,616	4,548,004

Total Alternative Funds		15,226,715

Total Mutual Funds (identified cost $106,089,354)		125,873,983

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Institutional Prime Money Market Fund - Premier Class, 0.860% (1)	1,305,419	1,305,680

Total Short-Term Investments (identified cost $1,305,616)		1,305,680

Total Investments - 100.1% (identified cost $107,394,970)		127,179,663
Other Assets and Liabilities - (0.1)%		(160,458)

Total Net Assets - 100.0%		$127,019,205

Balanced Allocation Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2017

(Unaudited)

Description	Shares	Value
Mutual Funds - 99.3%

Large-Cap Funds - 34.8%
BMO Dividend Income Fund - Institutional Class (1)	593,243	$8,340,993
BMO Large-Cap Growth Fund - Institutional Class (1)	1,288,195	21,925,077
BMO Large-Cap Value Fund - Institutional Class (1)	1,792,301	27,744,813
BMO Low Volatility Equity Fund - Institutional Class (1)	1,066,361	15,462,236
Dodge & Cox Stock Fund - Retail Class	55,506	10,577,769
Harbor Capital Appreciation Fund - Institutional Class	159,452	10,662,539
T Rowe Price Growth Stock Fund - Institutional Class	134,278	8,541,430
Vanguard Institutional Index Fund - Institutional Class	204,527	45,075,625

Total Large-Cap Funds		148,330,482

Mid-Cap Funds - 5.1%
BMO Mid-Cap Growth Fund - Institutional Class (1)	383,653	5,754,790
BMO Mid-Cap Value Fund - Institutional Class (1)	497,394	5,774,742
Vanguard Mid-Cap Index Fund - Institutional Class	257,706	10,024,776

Total Mid-Cap Funds		21,554,308

Small-Cap Funds - 3.1%
BMO Small-Cap Growth Fund - Institutional Class (1) (2)	359,999	6,616,781
BMO Small-Cap Value Fund - Institutional Class (1)	277,734	3,685,528
Goldman Sachs Small Cap Value Fund - Institutional Class	52,332	3,131,541

Total Small-Cap Funds		13,433,850

International Funds - 17.2%
BMO Disciplined International Equity Fund - Institutional Class (1)	1,347,381	14,672,984
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	597,219	9,012,035
BMO Pyrford International Stock Fund - Institutional Class (1)	1,087,129	14,350,099
Dodge & Cox International Stock Fund - Retail Class	253,648	11,097,103
Harbor International Fund - Institutional Class	165,653	11,146,785
MFS International Value Fund - Institutional Class	299,944	12,852,619

Total International Funds		73,131,625

Fixed Income Funds - 29.1%
BMO TCH Core Plus Bond Fund - Institutional Class (1)	4,015,803	47,065,211
BMO TCH Emerging Markets Bond Fund - Institutional Class (1)	465,658	4,703,146
Metropolitan West Total Return Bond Fund - Institutional Class	4,806,667	51,335,201
Vanguard Total Bond Market Index Fund, Institutional Class	1,943,327	20,968,502

Total Fixed Income Funds		124,072,060

Alternative Funds - 10.0%
BMO Alternative Strategies Fund - Institutional Class (1) (2)	2,789,123	29,927,293
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	2,638,337	12,743,166

Total Alternative Funds		42,670,459

Total Mutual Funds (identified cost $324,974,031)		423,192,784

Short-Term Investments - 1.2%

Mutual Funds - 1.2%
BMO Institutional Prime Money Market Fund - Premier Class, 0.860% (1)	4,872,121	4,873,095

Total Short-Term Investments (identified cost $4,872,797)		4,873,095

Total Investments - 100.5% (identified cost $329,846,828)		428,065,879
Other Assets and Liabilities - (0.5)%		(1,979,384)

Total Net Assets - 100.0%		$426,086,495

Growth Allocation Fund

SCHEDULE OF INVESTMENTS –

As of May 31, 2017

(Unaudited)

Description	Shares	Value
Mutual Funds - 99.5%

Large-Cap Funds - 46.6%
BMO Dividend Income Fund - Institutional Class (1)	264,134	$3,713,726
BMO Large-Cap Growth Fund - Institutional Class (1)	573,578	9,762,295
BMO Large-Cap Value Fund - Institutional Class (1)	795,257	12,310,576
BMO Low Volatility Equity Fund - Institutional Class (1)	474,788	6,884,419
Dodge & Cox Stock Fund - Retail Class	24,650	4,697,487
Harbor Capital Appreciation Fund - Institutional Class	70,925	4,742,726
T Rowe Price Growth Stock Fund - Institutional Class	59,863	3,807,880
Vanguard Institutional Index Fund - Institutional Class	90,977	20,050,398

Total Large-Cap Funds		65,969,507

Mid-Cap Funds - 6.7%
BMO Mid-Cap Growth Fund - Institutional Class (1)	170,815	2,562,231
BMO Mid-Cap Value Fund - Institutional Class (1)	219,999	2,554,191
Vanguard Mid-Cap Index Fund - Institutional Class	113,886	4,430,170

Total Mid-Cap Funds		9,546,592

Small-Cap Funds - 4.2%
BMO Small-Cap Growth Fund - Institutional Class (1) (2)	160,548	2,950,865
BMO Small-Cap Value Fund - Institutional Class (1)	123,662	1,640,998
Goldman Sachs Small Cap Value Fund - Institutional Class	23,379	1,398,987

Total Small-Cap Funds		5,990,850

International Funds - 22.9%
BMO Disciplined International Equity Fund - Institutional Class (1)	596,925	6,500,517
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	265,894	4,012,337
BMO Pyrford International Stock Fund - Institutional Class (1)	481,913	6,361,248
Dodge & Cox International Stock Fund - Retail Class	112,206	4,909,019
Harbor International Fund - Institutional Class	73,379	4,937,675
MFS International Value Fund - Institutional Class	133,558	5,722,942

Total International Funds		32,443,738

Fixed Income Funds - 11.1%
BMO TCH Core Plus Bond Fund - Institutional Class (1)	508,362	5,958,001
BMO TCH Emerging Markets Bond Fund - Institutional Class (1)	59,372	599,654
Metropolitan West Total Return Bond Fund - Institutional Class	608,804	6,502,027
Vanguard Total Bond Market Index Fund, Institutional Class	246,331	2,657,915

Total Fixed Income Funds		15,717,597

Alternative Funds - 8.0%
BMO Alternative Strategies Fund - Institutional Class (1) (2)	745,100	7,994,923
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	699,969	3,380,852

Total Alternative Funds		11,375,775

Total Mutual Funds (identified cost $103,143,981)		141,044,059

Short-Term Investments - 0.9%

Mutual Funds - 0.9%
BMO Institutional Prime Money Market Fund - Premier Class, 0.860% (1)	1,299,789	1,300,049

Total Short-Term Investments (identified cost $1,300,049)		1,300,049

Total Investments - 100.4% (identified cost $104,444,030)		142,344,108
Other Assets and Liabilities - (0.4)%		(618,989)

Total Net Assets - 100.0%		$141,725,119

Aggressive Allocation Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2017

(Unaudited)

Description	Shares	Value
Mutual Funds - 99.2%

Large-Cap Funds - 56.2%
BMO Dividend Income Fund - Institutional Class (1)	469,929	$6,607,196
BMO Large-Cap Growth Fund - Institutional Class (1)	1,020,804	17,374,081
BMO Large-Cap Value Fund - Institutional Class (1)	1,415,670	21,914,571
BMO Low Volatility Equity Fund - Institutional Class (1)	845,373	12,257,904
Dodge & Cox Stock Fund - Retail Class	43,853	8,357,010
Harbor Capital Appreciation Fund - Institutional Class	126,355	8,449,388
T Rowe Price Growth Stock Fund - Institutional Class	106,341	6,764,359
Vanguard Institutional Index Fund - Institutional Class	161,988	35,700,554

Total Large-Cap Funds		117,425,063

Mid-Cap Funds - 8.2%
BMO Mid-Cap Growth Fund - Institutional Class (1)	303,797	4,556,954
BMO Mid-Cap Value Fund - Institutional Class (1)	391,268	4,542,625
Vanguard Mid-Cap Index Fund - Institutional Class	203,808	7,928,127

Total Mid-Cap Funds		17,027,706

Small-Cap Funds - 5.1%
BMO Small-Cap Growth Fund - Institutional Class (1) (2)	285,867	5,254,241
BMO Small-Cap Value Fund - Institutional Class (1)	220,726	2,929,028
Goldman Sachs Small Cap Value Fund - Institutional Class	41,614	2,490,191

Total Small-Cap Funds		10,673,460

International Funds - 27.7%
BMO Disciplined International Equity Fund - Institutional Class (1)	1,064,503	11,592,441
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	474,125	7,154,552
BMO Pyrford International Stock Fund - Institutional Class (1)	858,086	11,326,736
Dodge & Cox International Stock Fund - Retail Class	199,435	8,725,298
Harbor International Fund - Institutional Class	130,426	8,776,351
MFS International Value Fund - Institutional Class	237,786	10,189,137

Total International Funds		57,764,515

Alternative Funds - 2.0%
BMO Alternative Strategies Fund - Institutional Class (1) (2)	273,540	2,935,085
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	256,999	1,241,306

Total Alternative Funds		4,176,391

Total Mutual Funds (identified cost $137,255,531)		207,067,135

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Institutional Prime Money Market Fund - Premier Class, 0.860% (1)	2,122,009	2,122,434

Total Short-Term Investments (identified cost $2,122,421)		2,122,434

Total Investments - 100.2% (identified cost $139,377,952)		209,189,569
Other Assets and Liabilities - (0.2)%		(326,221)

Total Net Assets - 100.0%		$208,863,348

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of May 31, 2017.

(1)	Denotes an investment in an affiliated entity. Please refer to Note 4, Investments in Affiliated Issuers, in the Additional Information Associated with the Schedules of Investments.

(2)	Non-income producing.

(3)	Holding is greater than 25% of portfolio value. Additional information regarding the underlying Fund’s holdings and financial statements may be found at https://www.sec.gov.

Additional Information Associated with the Schedules of Investments (Unaudited)

1. Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of May 31, 2017, the Corporation consisted of 44 portfolios, including 10 target retirement and 5 target risk diversified portfolios within this quarterly report (individually referred to as the “Fund,” or collectively as the “Funds”), each with differing share class offerings as well as 29 other portfolios whose semi-annual report is available under a separate cover. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

BMO Fund names as displayed throughout this report	Fund Inception Date	Investment Objective
Target Retirement
In-Retirement Fund	August 30, 2013	The investment objective of each Target Retirement Fund is to achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund passes its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.
2015 Fund	December 27, 2013
2020 Fund	August 30, 2013
2025 Fund	December 27, 2013
2030 Fund	August 30, 2013
2035 Fund	December 27, 2013
2040 Fund	August 30, 2013
2045 Fund	December 27, 2013
2050 Fund	August 30, 2013
2055 Fund	December 27, 2013
Target Risk
Conservative Allocation Fund	May 30, 2014	To provide total return primarily from income, secondarily from appreciation.
Moderate Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Balanced Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Growth Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Aggressive Allocation Fund	May 30, 2014	To provide total investment return primarily from appreciation, secondarily from income.

Each Fund seeks to achieve its investment objectives by investing in a mix (without limitation) of BMO Funds and unaffiliated mutual funds. The Funds are designed to provide investors with investment management, asset allocation, and ongoing reallocation over time. Each Fund is considered a “fund of funds” because it invests in other mutual funds. A fund of funds bears its own direct expenses in addition to bearing a proportionate share of expenses charged to the underlying funds in which it invests.

2. Federal Tax Information

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, derivatives, foreign currency, and the discount accretion/premium amortization of debt securities.

The identified cost for tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at May 31, 2017 are as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
In-Retirement Fund	$13,778,007	$2,272,911	$(167,940)	$2,104,971
2015 Fund	3,538,090	188,567	(48,412)	140,155
2020 Fund	66,111,397	18,828,084	(767,460)	18,060,624
2025 Fund	19,865,075	1,644,475	(379,970)	1,264,505
2030 Fund	70,638,621	24,086,474	(1,011,338)	23,075,136
2035 Fund	11,909,863	1,293,533	(160,890)	1,132,643
2040 Fund	39,012,279	16,475,368	(566,972)	15,908,396
2045 Fund	6,701,467	721,973	(95,613)	626,360
2050 Fund	30,693,251	10,462,697	(514,368)	9,948,329
2055 Fund	6,301,995	710,465	(119,039)	591,426
Conservative Allocation Fund	128,974,358	13,674,775	(1,290,916)	12,383,859
Moderate Allocation Fund	108,396,258	19,801,507	(1,018,102)	18,783,405
Balanced Allocation Fund	333,630,807	98,465,437	(4,030,365)	94,435,072
Growth Allocation Fund	105,772,641	37,846,734	(1,275,267)	36,571,467
Aggressive Allocation Fund	140,307,408	69,205,431	(323,270)	68,882,161

3. Fair Value Measurements Discussion and Disclosure

Investment Valuations—Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its Net Asset Value (“NAV”) may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the respective Fund or the financial statements presented.

The Pricing Committee may determine that a security needs to be fair valued. In valuing underlying fund investments, the Funds use the NAVs reported by the underlying funds. An underlying fund may need to fair value one or more of its investments, which may, in turn, require a Fund to do the same because of delays in obtaining the underlying fund’s NAV.

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States of America (“GAAP”), and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3 - significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

In May 2015, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standard Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Unit (or Its Equivalent), modifying ASC 820. Under the modifications, investments in private investment funds valued at net asset value are no longer included in the fair value hierarchy. The Funds did not hold any Level 3 securities as of February 28, 2017. It is the Funds’ policy to recognize transfers between category levels at the end of the period. There were no transfers between Levels 1 and 2 or Levels 2 and 3 at the end of this period.

The following is a summary of the inputs used, as of May 31, 2017, in valuing the Funds’ assets:

In-Retirement Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$15,719,674	$—	$—	$15,719,674
Short-Term Investments	163,304	—	—	163,304

Total	$15,882,978	$—	$—	$15,882,978

2015 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$3,640,135	$—	$—	$3,640,135
Short-Term Investments	38,110	—	—	38,110

Total	$3,678,245	$—	$—	$3,678,245

2020 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$83,371,703	$—	$—	$83,371,703
Short-Term Investments	800,318	—	—	800,318

Total	$84,172,021	$—	$—	$84,172,021

2025 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$20,913,042	$—	$—	$20,913,042
Short-Term Investments	216,538	—	—	216,538

Total	$21,129,580	$—	$—	$21,129,580

2030 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$92,724,925	$—	$—	$92,724,925
Short-Term Investments	988,832	—	—	988,832

Total	$93,713,757	$—	$—	$93,713,757

2035 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$12,913,336	$—	$—	$12,913,336
Short-Term Investments	129,170	—	—	129,170

Total	$13,042,506	$—	$—	$13,042,506

2040 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$54,375,262	$—	$—	$54,375,262
Short-Term Investments	545,413	—	—	545,413

Total	$54,920,675	$—	$—	$54,920,675

2045 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$7,242,886	$—	$—	$7,242,886
Short-Term Investments	84,941	—	—	84,941

Total	$7,327,827	$—	$—	$7,327,827

2050 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$40,211,197	$—	$—	$40,211,197
Short-Term Investments	430,383	—	—	430,383

Total	$40,641,580	$—	$—	$40,641,580

2055 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$6,813,137	$—	$—	$6,813,137
Short-Term Investments	80,284	—	—	80,284

Total	$6,893,421	$—	$—	$6,893,421

Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$140,070,522	$—	$—	$140,070,522
Short-Term Investments	1,287,695	—	—	1,287,695

Total	$141,358,217	$—	$—	$141,358,217

Moderate Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$125,873,983	$—	$—	$125,873,983
Short-Term Investments	1,305,680	—	—	1,305,680

Total	$127,179,663	$—	$—	$127,179,663

Balanced Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$423,192,784	$—	$—	$423,192,784
Short-Term Investments	4,873,095	—	—	4,873,095

Total	$428,065,879	$—	$—	$428,065,879

Growth Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$141,044,059	$—	$—	$141,044,059
Short-Term Investments	1,300,049	—	—	1,300,049

Total	$142,344,108	$—	$—	$142,344,108

Aggressive Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$207,067,135	$—	$—	$207,067,135
Short-Term Investments	2,122,434	—	—	2,122,434

Total	$209,189,569	$—	$—	$209,189,569

4. Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in the BMO Funds. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of May 31, 2017. All securities listed on the table present the Institutional Class, except for BMO LGM Frontier Markets Equity Fund which has an Investor Class, and BMO Institutional Prime Money Market, which has a Premier Class.

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
In-Retirement Fund
BMO Low Volatility Equity Fund	$580,470	$82,334	$250,285	$(4,772)	$23,290	$431,037	$5,804	$6,188
BMO Dividend Income Fund	409,818	48,401	183,554	(6,148)	33,559	302,076	6,108	2,888
BMO Large-Cap Value Fund	602,411	85,791	291,545	9,112	36,760	442,529	5,748	4,138
BMO Large-Cap Growth Fund	253,944	34,381	116,840	13,438	5,704	190,627	979	12,678
BMO Mid-Cap Value Fund	260,074	93,756	123,225	(55,811)	14,739	189,533	1,316	62,209
BMO Mid-Cap Growth Fund	107,588	32,029	50,335	(16,468)	6,407	79,221	337	21,104
BMO Small-Cap Growth Fund	64,374	10,771	33,218	(7,013)	12,689	47,603	—	—
BMO Disciplined International Equity Fund	428,589	50,375	205,432	43,214	(122)	316,624	11,097	—
BMO Pyrford International Stock Fund	571,074	69,765	244,809	427	31,193	427,650	11,740	—
BMO LGM Emerging Markets Equity Fund	258,938	122,023	149,666	16,031	7,903	255,229	1,746	—
BMO TCH Emerging Markets Bond Fund	—	730,944	242,953	(3,847)	(7,388)	476,756	17,503	—
BMO Alternative Strategies Fund	1,504,017	153,500	591,209	39,589	6,475	1,112,372	—	—
BMO TCH Core Plus Bond Fund	4,014,368	620,219	1,614,338	(55,450)	(6,794)	2,958,005	66,435	10,996
BMO High Yield Bond Fund	389,865	49,648	156,508	11,723	(9,256)	285,472	13,198	—
BMO Institutional Prime Money Market Fund	209,515	5,852,725	5,901,641	2,669	36	163,304	756	—
BMO LGM Frontier Markets Equity Fund	123,684	968	118,329	9,954	(16,277)	—	968	—

Totals	$9,778,729	$8,037,630	$10,273,887	$(3,352)	$138,918	$7,678,038	$143,735	$120,201

2015 Fund
BMO Low Volatility Equity Fund	$162,273	$76,344	$112,859	$3,571	$3,796	$133,125	$1,731	$1,995
BMO Dividend Income Fund	86,958	36,770	61,137	6,705	676	69,972	1,357	697
BMO Large-Cap Value Fund	173,384	71,246	121,850	20,560	(4,224)	139,116	1,728	1,349
BMO Large-Cap Growth Fund	90,149	42,106	67,033	4,764	3,609	73,595	399	5,165
BMO Mid-Cap Value Fund	86,632	59,151	62,162	6,083	(20,189)	69,515	502	22,547
BMO Mid-Cap Growth Fund	31,775	18,113	21,567	4,376	(7,006)	25,691	116	6,680
BMO Small-Cap Growth Fund	27,154	11,705	19,767	3,647	(687)	22,052	—	—
BMO Disciplined International Equity Fund	123,046	51,208	89,531	12,307	1,984	99,014	3,592	—
BMO Pyrford International Stock Fund	158,684	67,031	107,718	13,032	(2,615)	128,414	3,670	—
BMO LGM Emerging Markets Equity Fund	87,301	67,842	76,124	6,867	2,792	88,678	702	—
BMO TCH Emerging Markets Bond Fund	—	167,280	73,107	1,116	(3,260)	92,029	3,519	—
BMO Alternative Strategies Fund	306,504	120,708	191,444	7,952	2,902	246,622	—	—
BMO TCH Core Plus Bond Fund	677,799	321,996	438,645	(6,701)	(5,564)	548,885	12,719	2,129
BMO High Yield Bond Fund	59,848	25,612	38,011	1,221	(912)	47,758	2,288	—
BMO Institutional Prime Money Market Fund	46,224	2,097,838	2,105,913	—	(39)	38,110	229	—
BMO LGM Frontier Markets Equity Fund	31,708	248	30,335	1,344	(2,965)	—	248	—

Totals	$2,149,439	$3,235,198	$3,617,203	$86,844	$(31,702)	$1,822,576	$32,800	$40,562

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
2020 Fund
BMO Low Volatility Equity Fund	$3,894,115	$348,306	$909,529	$167,419	$(4,591)	$3,495,720	$42,303	$45,003
BMO Dividend Income Fund	1,670,025	166,000	480,985	43,221	85,611	1,483,872	27,033	12,843
BMO Large-Cap Value Fund	4,126,073	593,404	1,400,259	286,127	65,454	3,670,799	42,133	30,516
BMO Large-Cap Growth Fund	2,404,456	277,821	682,574	212,433	6,894	2,219,030	9,905	128,264
BMO Mid-Cap Value Fund	2,281,189	799,542	751,268	(377,317)	1,156	1,953,302	12,385	575,626
BMO Mid-Cap Growth Fund	1,670,663	484,698	493,523	(132,344)	(16,556)	1,512,938	5,722	348,605
BMO Small-Cap Growth Fund	932,505	169,515	348,070	42,331	48,016	844,297	—	—
BMO Disciplined International Equity Fund	2,972,794	339,055	866,267	372,881	(13,643)	2,804,820	81,954	—
BMO Pyrford International Stock Fund	4,125,091	503,374	1,081,395	272,916	24,790	3,844,776	91,283	—
BMO LGM Emerging Markets Equity Fund	2,631,395	564,189	970,247	142,640	33,743	2,401,720	19,852	—
BMO TCH Emerging Markets Bond Fund	—	1,595,784	335,578	(7,914)	(11,210)	1,241,082	40,777	—
BMO Alternative Strategies Fund	5,838,880	565,341	1,379,468	192,048	13,023	5,229,824	—	—
BMO TCH Core Plus Bond Fund	9,971,443	1,684,417	2,585,179	(131,428)	(14,358)	8,924,895	186,044	29,301
BMO High Yield Bond Fund	852,539	102,633	215,542	20,124	(13,124)	746,630	32,312	—
BMO Institutional Prime Money Market Fund	920,373	14,523,718	14,643,834	8	53	800,318	4,127	—
BMO LGM Frontier Markets Equity Fund	709,471	5,554	—	54,450	—	769,475	5,554	—

Totals	$45,001,012	$22,723,351	$27,143,718	$1,157,595	$205,258	$41,943,498	$601,384	$1,170,158

2025 Fund
BMO Low Volatility Equity Fund	$945,739	$204,199	$546,686	$19,476	$23,191	$645,919	$10,066	$12,198
BMO Dividend Income Fund	399,892	66,085	232,199	33,570	2,073	269,421	6,263	3,372
BMO Large-Cap Value Fund	1,487,538	261,029	898,743	192,389	(46,130)	996,083	14,843	12,156
BMO Large-Cap Growth Fund	784,992	148,621	453,600	52,661	18,561	551,235	3,628	46,972
BMO Mid-Cap Value Fund	888,016	408,353	552,637	54,809	(208,918)	589,623	5,450	246,015
BMO Mid-Cap Growth Fund	854,792	313,387	502,293	162,751	(245,182)	583,455	3,239	191,286
BMO Small-Cap Growth Fund	549,784	104,870	343,261	73,871	(17,231)	368,033	—	—
BMO Disciplined International Equity Fund	832,761	115,393	462,429	87,826	5,579	579,130	25,426	—
BMO Pyrford International Stock Fund	1,452,719	286,489	801,938	104,066	(13,437)	1,027,899	35,634	—
BMO LGM Emerging Markets Equity Fund	1,114,286	248,768	656,204	44,755	19,836	771,441	9,413	—
BMO TCH Emerging Markets Bond Fund	—	413,005	177,193	54	(7,251)	228,615	10,949	—
BMO Alternative Strategies Fund	1,711,494	276,532	875,326	41,036	20,450	1,174,186	—	—
BMO TCH Core Plus Bond Fund	2,369,198	587,532	1,297,539	(28,832)	(16,781)	1,613,578	44,822	7,802
BMO High Yield Bond Fund	215,684	45,050	116,748	7,197	(5,969)	145,214	8,386	—
BMO Institutional Prime Money Market Fund	307,623	6,057,280	6,148,285	—	(80)	216,538	1,390	—
BMO LGM Frontier Markets Equity Fund	245,304	1,921	—	18,826	—	266,051	1,920	—

Totals	$14,159,822	$9,538,514	$14,065,081	$864,455	$(471,289)	$10,026,421	$181,429	$519,801

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
2030 Fund
BMO Low Volatility Equity Fund	$3,606,619	$405,901	$1,010,247	$115,706	$44,407	$3,162,386	$39,336	$42,375
BMO Dividend Income Fund	1,432,917	171,341	410,887	36,327	81,589	1,311,287	23,303	11,286
BMO Large-Cap Value Fund	5,680,775	714,014	1,877,028	474,670	31,941	5,024,372	58,511	42,944
BMO Large-Cap Growth Fund	2,764,666	365,269	883,325	246,348	14,640	2,507,598	11,622	150,510
BMO Mid-Cap Value Fund	3,327,772	1,243,950	1,080,124	(402,625)	(140,208)	2,948,765	18,659	847,558
BMO Mid-Cap Growth Fund	3,302,450	921,731	1,006,430	47,845	(325,324)	2,940,272	11,493	684,973
BMO Small-Cap Growth Fund	2,172,315	363,324	830,063	155,118	66,468	1,927,162	—	—
BMO Disciplined International Equity Fund	2,967,999	293,082	837,118	367,893	996	2,792,852	84,920	—
BMO Pyrford International Stock Fund	5,515,582	922,699	1,837,938	369,264	37,668	5,007,275	124,725	—
BMO LGM Emerging Markets Equity Fund	4,117,478	710,154	1,369,172	249,733	46,636	3,754,829	32,239	—
BMO TCH Emerging Markets Bond Fund	—	858,839	192,262	(3,150)	(6,345)	657,082	21,502	—
BMO Alternative Strategies Fund	5,342,402	625,232	1,328,895	172,453	20,894	4,832,086	—	—
BMO TCH Core Plus Bond Fund	5,259,167	1,540,751	1,931,535	(68,074)	(9,541)	4,790,768	100,243	15,903
BMO High Yield Bond Fund	516,256	78,064	130,048	12,151	(8,013)	468,410	20,265	—
BMO Institutional Prime Money Market Fund	1,031,813	12,229,775	12,272,807	106	(55)	988,832	4,876	—
BMO LGM Frontier Markets Equity Fund	1,111,642	8,702	—	85,317	—	1,205,661	8,702	—

Totals	$48,149,853	$21,452,828	$26,997,879	$1,859,082	$(144,247)	$44,319,637	$560,396	$1,795,549

2035 Fund
BMO Low Volatility Equity Fund	$1,192,092	$205,606	$969,629	$(10,412)	$55,757	$473,414	$11,298	$15,018
BMO Dividend Income Fund	470,318	62,165	385,358	34,245	6,883	188,253	6,636	3,954
BMO Large-Cap Value Fund	1,844,270	306,658	1,590,072	232,440	(46,930)	746,366	16,897	15,089
BMO Large-Cap Growth Fund	906,140	155,443	753,327	24,227	46,142	378,625	4,089	52,949
BMO Mid-Cap Value Fund	1,125,338	471,498	957,375	112,335	(297,854)	453,942	6,896	302,707
BMO Mid-Cap Growth Fund	1,084,788	360,641	885,910	233,903	(341,341)	452,081	4,106	236,322
BMO Small-Cap Growth Fund	714,664	160,936	649,359	80,047	(9,859)	296,429	—	—
BMO Disciplined International Equity Fund	972,060	138,244	803,615	62,794	27,940	397,423	29,422	—
BMO Pyrford International Stock Fund	1,842,225	386,674	1,544,495	97,121	(14,569)	766,956	44,249	—
BMO LGM Emerging Markets Equity Fund	1,387,337	345,643	1,223,699	4,835	53,133	567,249	11,428	—
BMO TCH Emerging Markets Bond Fund	—	149,639	95,659	519	(3,890)	50,609	3,996	—
BMO Alternative Strategies Fund	1,433,661	246,555	1,130,141	18,489	28,720	597,284	—	—
BMO TCH Core Plus Bond Fund	972,714	297,627	844,551	(14,145)	(7,783)	403,862	16,831	3,169
BMO High Yield Bond Fund	95,926	14,052	72,164	2,188	(2,073)	37,929	3,371	—
BMO Institutional Prime Money Market Fund	267,166	4,758,191	4,896,173	—	(14)	129,170	1,254	—
BMO LGM Frontier Markets Equity Fund	292,924	2,293	—	22,481	—	317,698	2,293	—

Totals	$14,601,623	$8,061,865	$16,801,527	$901,067	$(505,738)	$6,257,290	$162,766	$629,208

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
2040 Fund
BMO Low Volatility Equity Fund	$2,647,740	$325,228	$913,770	$39,850	$73,548	$2,172,596	$28,057	$31,178
BMO Dividend Income Fund	925,693	95,467	349,791	4,538	70,615	746,522	14,661	7,266
BMO Large-Cap Value Fund	4,113,828	578,001	1,668,293	291,486	73,302	3,388,324	41,185	30,676
BMO Large-Cap Growth Fund	2,020,064	392,756	913,788	170,989	13,380	1,683,401	8,591	111,255
BMO Mid-Cap Value Fund	2,418,265	998,526	1,063,435	(301,446)	(88,899)	1,963,011	13,514	614,507
BMO Mid-Cap Growth Fund	2,302,051	704,008	895,780	48,152	(250,739)	1,907,692	8,093	482,820
BMO Small-Cap Growth Fund	1,590,888	311,135	778,744	89,001	70,582	1,282,862	—	—
BMO Disciplined International Equity Fund	2,115,782	326,711	914,611	247,911	(1,340)	1,774,453	59,621	—
BMO Pyrford International Stock Fund	3,996,309	803,955	1,679,861	238,013	35,695	3,394,111	90,019	—
BMO LGM Emerging Markets Equity Fund	3,024,209	458,125	1,149,324	158,378	33,193	2,524,581	23,723	—
BMO TCH Emerging Markets Bond Fund	—	234,270	67,838	(761)	(2,385)	163,286	5,933	—
BMO Alternative Strategies Fund	2,726,915	435,477	973,518	79,339	17,065	2,285,278	—	—
BMO TCH Core Plus Bond Fund	1,131,499	237,206	430,384	(15,433)	(2,321)	920,567	20,829	3,418
BMO High Yield Bond Fund	132,377	20,170	44,505	3,587	(2,707)	108,922	5,089	—
BMO Institutional Prime Money Market Fund	665,511	8,420,895	8,540,960	—	(33)	545,413	2,941	—
BMO LGM Frontier Markets Equity Fund	877,110	6,866	—	67,317	—	951,293	6,866	—

Totals	$30,688,241	$14,348,796	$20,384,602	$1,120,921	$38,956	$25,812,312	$329,122	$1,281,120

2045 Fund
BMO Low Volatility Equity Fund	$690,023	$83,852	$508,883	$(4,538)	$29,044	$289,498	$6,472	$8,538
BMO Dividend Income Fund	241,844	18,103	186,781	15,354	4,831	93,351	3,397	1,990
BMO Large-Cap Value Fund	1,080,830	158,075	883,495	130,583	(27,395)	458,598	9,871	8,704
BMO Large-Cap Growth Fund	532,019	65,602	409,721	15,312	23,614	226,826	2,353	30,467
BMO Mid-Cap Value Fund	617,634	231,238	491,676	52,521	(153,128)	256,589	3,701	161,883
BMO Mid-Cap Growth Fund	617,448	188,446	482,099	112,083	(173,164)	262,714	2,282	131,023
BMO Small-Cap Growth Fund	427,466	80,496	375,073	49,255	(7,824)	174,320	—	—
BMO Disciplined International Equity Fund	550,160	68,312	435,676	42,131	8,420	233,347	16,401	—
BMO Pyrford International Stock Fund	1,061,005	164,175	819,744	53,763	(7,368)	451,831	25,056	—
BMO LGM Emerging Markets Equity Fund	828,201	161,493	679,044	(491)	31,780	341,939	6,779	—
BMO TCH Emerging Markets Bond Fund	—	39,792	24,893	737	(1,012)	14,624	1,083	—
BMO Alternative Strategies Fund	600,880	61,473	435,156	7,591	11,597	246,385	—	—
BMO TCH Core Plus Bond Fund	309,465	43,997	221,254	2,377	(2,691)	131,894	5,229	991
BMO High Yield Bond Fund	34,385	3,939	24,322	1,310	(638)	14,674	1,200	—
BMO Institutional Prime Money Market Fund	99,017	2,737,205	2,751,328	—	47	84,941	640	—
BMO LGM Frontier Markets Equity Fund	193,869	1,517	—	14,880	—	210,266	1,518	—

Totals	$7,884,246	$4,107,715	$8,729,145	$492,868	$(263,887)	$3,491,797	$85,982	$343,596

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
2050 Fund
BMO Low Volatility Equity Fund	$1,811,702	$380,249	$616,189	$53,310	$23,260	$1,652,332	$19,270	$20,286
BMO Dividend Income Fund	628,092	68,554	212,231	19,469	29,745	533,629	10,101	4,734
BMO Large-Cap Value Fund	2,858,333	545,083	1,085,227	263,878	(15,459)	2,566,608	29,042	20,769
BMO Large-Cap Growth Fund	1,393,578	239,993	514,260	120,584	4,005	1,243,900	5,613	72,680
BMO Mid-Cap Value Fund	1,640,813	731,588	638,804	(135,359)	(143,389)	1,454,849	8,834	424,934
BMO Mid-Cap Growth Fund	1,628,217	595,157	593,617	83,788	(232,195)	1,481,350	5,474	342,744
BMO Small-Cap Growth Fund	1,130,758	224,795	470,488	107,762	1,077	993,904	—	—
BMO Disciplined International Equity Fund	1,435,322	211,181	524,748	176,542	(7,157)	1,291,140	39,100	—
BMO Pyrford International Stock Fund	2,795,127	546,944	1,033,402	209,228	(17,425)	2,500,472	59,645	—
BMO LGM Emerging Markets Equity Fund	2,185,440	328,176	704,035	125,379	12,980	1,947,940	16,351	—
BMO TCH Emerging Markets Bond Fund	—	106,871	27,095	(275)	(1,275)	78,226	2,597	—
BMO Alternative Strategies Fund	1,560,871	239,395	457,505	49,542	4,931	1,397,234	—	—
BMO TCH Core Plus Bond Fund	814,035	131,297	232,120	(10,548)	(2,566)	700,098	17,595	—
BMO High Yield Bond Fund	89,806	13,351	25,723	2,342	(1,819)	77,957	1,088	2,377
BMO Institutional Prime Money Market Fund	452,953	6,052,410	6,075,093	—	113	430,383	2,060	—
BMO LGM Frontier Markets Equity Fund	515,392	4,035	—	39,555	—	558,982	4,035	—

Totals	$20,940,439	$10,419,079	$13,210,537	$1,105,197	$(345,174)	$18,909,004	$220,805	$888,524

2055 Fund
BMO Low Volatility Equity Fund	$308,889	$145,915	$193,724	$11,239	$4,065	$276,384	$3,643	$4,224
BMO Dividend Income Fund	108,770	48,178	70,531	8,451	1,507	96,375	1,886	973
BMO Large-Cap Value Fund	489,994	212,182	320,643	56,651	(7,530)	430,654	5,405	4,246
BMO Large-Cap Growth Fund	237,840	100,013	146,832	20,586	2,916	214,523	1,171	15,163
BMO Mid-Cap Value Fund	279,791	190,565	177,648	5,259	(50,951)	247,016	1,804	74,669
BMO Mid-Cap Growth Fund	278,456	166,631	175,280	31,436	(54,621)	246,622	1,121	61,149
BMO Small-Cap Growth Fund	192,033	99,422	142,046	24,078	(1,912)	171,575	—	—
BMO Disciplined International Equity Fund	245,717	97,229	155,588	29,611	2,155	219,124	8,061	—
BMO Pyrford International Stock Fund	476,260	246,722	334,310	41,309	(4,344)	425,637	12,360	—
BMO LGM Emerging Markets Equity Fund	374,152	202,671	271,641	25,074	2,097	332,353	3,364	—
BMO TCH Emerging Markets Bond Fund	—	36,241	22,317	465	(1,009)	13,380	927	—
BMO Alternative Strategies Fund	272,392	113,332	157,108	8,323	1,933	238,872	—	—
BMO TCH Core Plus Bond Fund	140,717	74,997	89,512	(1,266)	(1,112)	123,824	2,840	486
BMO High Yield Bond Fund	15,183	7,525	9,081	324	(207)	13,744	647	—
BMO Institutional Prime Money Market Fund	77,544	2,787,913	2,785,109	—	(64)	80,284	424	—
BMO LGM Frontier Markets Equity Fund	79,727	624	—	6,119	—	86,470	624	—

Totals	$3,577,465	$4,530,160	$5,051,370	$267,659	$(107,077)	$3,216,837	$44,277	$160,910

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Conservative Allocation Fund
BMO Low Volatility Equity Fund	$1,649,803	$384,561	$400,144	$84,402	$(2,891)	$1,715,731	$18,853	$20,829
BMO Dividend Income Fund	901,806	198,958	255,640	43,818	33,448	922,390	15,223	7,428
BMO Large-Cap Value Fund	2,311,142	1,572,879	1,101,691	247,241	30,747	3,060,318	29,467	24,703
BMO Large-Cap Growth Fund	2,283,819	995,098	1,082,379	223,486	16,421	2,436,445	11,424	147,930
BMO Mid-Cap Value Fund	705,290	292,353	247,296	(126,667)	11,091	634,771	4,190	185,020
BMO Mid-Cap Growth Fund	697,653	245,511	246,836	(49,180)	(8,293)	638,855	2,611	148,491
BMO Small-Cap Value Fund	373,564	163,193	133,078	8,999	(7,195)	405,483	2,320	35,295
BMO Small-Cap Growth Fund	715,216	207,315	263,294	46,331	30,403	735,971	—	—
BMO Disciplined International Equity Fund	1,351,407	750,660	623,267	151,899	(22,835)	1,607,864	31,469	—
BMO Pyrford International Stock Fund	1,377,606	482,667	381,855	72,263	27,077	1,577,758	32,108	—
BMO LGM Emerging Markets Equity Fund	1,114,343	261,577	462,308	58,710	21,379	993,701	9,561	—
BMO TCH Emerging Markets Bond Fund	—	3,936,598	463,800	(9,780)	(22,662)	3,440,356	87,647	—
BMO Alternative Strategies Fund	14,933,112	659,808	1,283,920	545,102	9,878	14,863,980	—	—
BMO TCH Core Plus Bond Fund	46,045,431	6,596,780	17,287,409	(691,752)	(267,978)	34,395,072	872,902	153,938
BMO High Yield Bond Fund	5,278,673	131,735	5,389,076	154,674	(176,006)	—	81,155	—
BMO Institutional Prime Money Market Fund	1,460,458	15,790,564	15,963,683	164	192	1,287,695	7,533	—

Totals	$81,199,323	$32,670,257	$45,585,676	$759,710	$(327,224)	$68,716,390	$1,206,463	$723,634

Moderate Allocation Fund
BMO Low Volatility Equity Fund	$3,323,441	$468,467	$865,828	$151,524	$(13,617)	$3,063,987	$35,805	$37,457
BMO Dividend Income Fund	1,790,411	241,532	516,163	69,190	68,886	1,653,856	28,850	13,398
BMO Large-Cap Value Fund	4,591,399	2,515,490	2,108,884	467,011	32,396	5,497,412	55,768	44,754
BMO Large-Cap Growth Fund	4,598,834	1,399,776	2,092,030	423,346	20,438	4,350,364	20,427	264,537
BMO Mid-Cap Value Fund	1,400,992	657,797	671,063	(268,337)	25,757	1,145,146	7,581	367,512
BMO Mid-Cap Growth Fund	1,410,661	467,254	599,093	(142,390)	10,041	1,146,473	4,700	298,921
BMO Small-Cap Value Fund	763,813	295,775	320,904	20,945	(23,973)	735,656	4,229	72,032
BMO Small-Cap Growth Fund	1,410,154	304,520	545,545	89,094	49,740	1,307,963	—	—
BMO Disciplined International Equity Fund	2,744,262	1,215,732	1,288,425	296,896	(54,530)	2,913,935	56,526	—
BMO Pyrford International Stock Fund	2,725,365	703,832	772,460	162,699	22,053	2,841,489	57,858	—
BMO LGM Emerging Markets Equity Fund	2,237,288	457,434	1,054,667	92,792	52,971	1,785,818	17,227	—
BMO TCH Emerging Markets Bond Fund	—	2,816,013	529,319	(2,409)	(21,415)	2,262,870	57,688	—
BMO Alternative Strategies Fund	11,665,276	845,202	2,240,302	392,098	16,437	10,678,711	—	—
BMO TCH Core Plus Bond Fund	33,000,431	5,158,577	14,819,836	(579,198)	(93,139)	22,666,835	595,270	101,742
BMO High Yield Bond Fund	3,805,157	123,707	3,912,266	116,636	(133,234)	—	56,138	—
BMO Institutional Prime Money Market Fund	857,039	21,923,510	21,475,186	64	253	1,305,680	6,911	—

Totals	$76,324,523	$39,594,618	$53,811,971	$1,289,961	$(40,936)	$63,356,195	$1,004,978	$1,200,353

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Balanced Allocation Fund
BMO Low Volatility Equity Fund	$16,850,514	$2,012,111	$4,082,287	$760,660	$(78,762)	$15,462,236	$181,919	$191,702
BMO Dividend Income Fund	9,203,550	858,699	2,417,552	221,508	474,788	8,340,993	146,743	68,673
BMO Large-Cap Value Fund	23,587,286	11,543,059	9,890,429	2,192,373	312,524	27,744,813	283,739	228,442
BMO Large-Cap Growth Fund	23,390,443	6,501,745	10,142,772	2,126,695	48,966	21,925,077	105,664	1,368,337
BMO Mid-Cap Value Fund	7,207,920	2,571,851	2,755,374	(1,412,492)	162,837	5,774,742	38,776	1,890,797
BMO Mid-Cap Growth Fund	7,137,793	2,102,082	2,804,474	(932,273)	251,662	5,754,790	24,256	1,513,579
BMO Small-Cap Value Fund	3,851,980	1,411,873	1,588,843	101,091	(90,573)	3,685,528	21,753	349,987
BMO Small-Cap Growth Fund	7,290,452	1,300,595	2,676,998	287,656	415,076	6,616,781	—	—
BMO Disciplined International Equity Fund	13,965,369	6,348,327	6,849,347	1,511,401	(302,766)	14,672,984	290,070	—
BMO Pyrford International Stock Fund	13,826,724	3,638,728	4,027,378	582,382	329,643	14,350,099	296,104	—
BMO LGM Emerging Markets Equity Fund	11,356,752	2,233,079	5,288,760	467,554	243,410	9,012,035	88,708	—
BMO TCH Emerging Markets Bond Fund	—	5,990,758	1,233,724	(629)	(53,259)	4,703,146	121,680	—
BMO Alternative Strategies Fund	32,848,915	2,180,572	6,226,685	1,074,771	49,720	29,927,293	—	—
BMO TCH Core Plus Bond Fund	69,635,028	11,262,144	32,442,611	(1,311,889)	(77,461)	47,065,211	1,228,050	213,890
BMO High Yield Bond Fund	8,029,933	274,042	8,274,046	214,765	(244,694)	—	116,858	—
BMO Institutional Prime Money Market Fund	4,664,487	60,478,524	60,270,863	299	648	4,873,095	22,224	—

Totals	$252,847,146	$120,708,189	$160,972,143	$5,883,872	$1,441,759	$219,908,823	$2,966,544	$5,825,407

Growth Allocation Fund
BMO Low Volatility Equity Fund	$6,734,816	$1,224,037	$1,389,293	$332,493	$(17,634)	$6,884,419	$75,582	$79,459
BMO Dividend Income Fund	3,679,363	639,573	895,568	210,859	79,499	3,713,726	60,676	28,337
BMO Large-Cap Value Fund	9,456,501	5,296,921	3,473,678	1,040,860	(10,028)	12,310,576	117,761	94,344
BMO Large-Cap Growth Fund	9,360,825	3,411,441	3,987,420	963,116	14,333	9,762,295	43,519	563,563
BMO Mid-Cap Value Fund	2,908,515	1,264,254	1,156,731	(555,651)	93,804	2,554,191	15,983	720,258
BMO Mid-Cap Growth Fund	2,862,348	1,061,369	1,134,706	(219,890)	(6,890)	2,562,231	9,958	584,876
BMO Small-Cap Value Fund	1,521,706	705,682	586,837	38,365	(37,918)	1,640,998	8,851	135,698
BMO Small-Cap Growth Fund	2,905,386	793,605	1,047,382	231,033	68,223	2,950,865	—	—
BMO Disciplined International Equity Fund	5,623,815	2,914,656	2,585,065	649,860	(102,749)	6,500,517	119,653	—
BMO Pyrford International Stock Fund	5,604,413	1,886,396	1,575,601	443,184	2,856	6,361,248	122,491	—
BMO LGM Emerging Markets Equity Fund	4,545,433	1,285,128	2,196,039	240,061	137,754	4,012,337	36,584	—
BMO TCH Emerging Markets Bond Fund	—	807,666	206,633	2,985	(4,364)	599,654	14,282	—
BMO Alternative Strategies Fund	7,884,284	1,135,271	1,315,102	281,681	8,789	7,994,923	—	—
BMO TCH Core Plus Bond Fund	8,307,751	2,749,643	4,977,178	(100,593)	(21,622)	5,958,001	149,049	25,238
BMO High Yield Bond Fund	964,705	62,207	1,023,687	15,765	(18,990)	—	13,577	—
BMO Institutional Prime Money Market Fund	1,360,992	29,848,405	29,909,649	—	301	1,300,049	7,440	—

Totals	$73,720,853	$55,086,254	$57,460,569	$3,574,128	$185,364	$75,106,030	$795,406	$2,231,773

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Aggressive Allocation Fund
BMO Low Volatility Equity Fund	$12,740,611	$2,124,306	$3,128,114	$600,461	$(79,360)	$12,257,904	$140,126	$142,978
BMO Dividend Income Fund	6,956,287	883,408	1,745,936	375,242	138,195	6,607,196	112,844	50,949
BMO Large-Cap Value Fund	17,818,284	8,153,615	5,922,222	1,850,218	14,676	21,914,571	218,171	169,800
BMO Large-Cap Growth Fund	17,797,993	4,488,807	6,646,911	1,694,081	40,111	17,374,081	78,291	1,013,866
BMO Mid-Cap Value Fund	5,494,346	2,060,731	2,052,075	(1,054,936)	94,559	4,542,625	28,718	1,426,715
BMO Mid-Cap Growth Fund	5,454,392	1,694,032	2,082,668	(649,066)	140,264	4,556,954	17,892	1,144,904
BMO Small-Cap Value Fund	2,896,681	1,092,983	1,045,826	60,607	(75,417)	2,929,028	15,934	267,581
BMO Small-Cap Growth Fund	5,559,132	1,108,097	1,938,177	108,803	416,386	5,254,241	—	—
BMO Disciplined International Equity Fund	10,633,022	5,067,439	5,065,946	1,181,369	(223,443)	11,592,441	215,077	—
BMO Pyrford International Stock Fund	10,624,201	3,062,854	3,112,328	650,065	101,944	11,326,736	220,271	—
BMO LGM Emerging Markets Equity Fund	8,700,946	2,274,923	4,452,754	377,987	253,450	7,154,552	65,868	—
BMO Alternative Strategies Fund	4,604,710	3,342,747	5,138,656	68,412	57,872	2,935,085	—	—
BMO Institutional Prime Money Market Fund	2,134,008	31,331,024	31,343,110	13	499	2,122,434	9,789	—

Totals	$111,414,613	$66,684,966	$73,674,723	$5,263,256	$879,736	$110,567,848	$1,122,981	$4,216,793

*	Fund is no longer active.

Item 2. Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended May 31, 2017 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMO Funds, Inc.

/s/ John M. Blaser
By: John M. Blaser
President
July 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By: John M. Blaser
President
(Principal Executive Officer)
July 26, 2017

/s/ Timothy M. Bonin
By: Timothy M. Bonin
Treasurer
(Principal Financial Officer)
July 26, 2017